UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of April

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

Columbia Select Corporate Income Fund

Class A | LIIAX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia Select Corporate Income Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$86	0.84%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Security selection | Security selection contributed positively to the Fund’s performance. The most notable contributor to alpha was exposure to a beverage company.

Industry allocation | Industry allocation effects were positive overall for the period. Most notable were overweight exposures to independent energy and aerospace and defense, as well as underweight allocations to media and entertainment and technology firms.

Top Performance Detractors

Industry allocation | Despite positive returns relative to the benchmark, underweight exposures to automotive and finance companies, as well as an overweight to cable and satellite, detracted from the Fund’s positive performance.

Security selection | Despite positive security selection contribution, overweights to a technology company and a packaged food retailer detracted from the Fund’s performance.

Credit allocation | The portfolio, on average, was underweight spread duration relative to the benchmark, which marginally detracted from the Fund’s performance over the period.

Columbia Select Corporate Income Fund | Class A | ASR136-01_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Corporate Income Fund Class A (including sales charges) ($12,629)	Bloomberg U.S. Aggregate Bond Index ($11,803)	Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index ($13,691)	Bloomberg U.S. Corporate Bond Index ($13,078)
04/16	$9,524	$10,000	$10,000	$10,000
05/16	$9,498	$10,003	$10,003	$9,992
06/16	$9,673	$10,182	$10,211	$10,217
07/16	$9,810	$10,247	$10,376	$10,366
08/16	$9,898	$10,235	$10,428	$10,387
09/16	$9,879	$10,229	$10,417	$10,361
10/16	$9,822	$10,151	$10,349	$10,277
11/16	$9,600	$9,911	$10,107	$10,001
12/16	$9,690	$9,925	$10,194	$10,068
01/17	$9,731	$9,944	$10,241	$10,099
02/17	$9,818	$10,011	$10,365	$10,215
03/17	$9,789	$10,006	$10,341	$10,191
04/17	$9,878	$10,083	$10,453	$10,300
05/17	$9,968	$10,160	$10,569	$10,418
06/17	$9,998	$10,150	$10,598	$10,450
07/17	$10,078	$10,194	$10,683	$10,527
08/17	$10,119	$10,285	$10,753	$10,608
09/17	$10,129	$10,236	$10,752	$10,590
10/17	$10,170	$10,242	$10,795	$10,633
11/17	$10,150	$10,229	$10,777	$10,617
12/17	$10,230	$10,276	$10,865	$10,714
01/18	$10,162	$10,158	$10,787	$10,612
02/18	$9,983	$10,061	$10,623	$10,439
03/18	$9,986	$10,126	$10,636	$10,466
04/18	$9,899	$10,051	$10,563	$10,369
05/18	$9,934	$10,122	$10,610	$10,424
06/18	$9,887	$10,110	$10,564	$10,364
07/18	$9,982	$10,112	$10,656	$10,450
08/18	$10,017	$10,177	$10,712	$10,502
09/18	$10,000	$10,112	$10,689	$10,464
10/18	$9,843	$10,032	$10,530	$10,311
11/18	$9,787	$10,092	$10,501	$10,294
12/18	$9,846	$10,277	$10,598	$10,446
01/19	$10,128	$10,386	$10,883	$10,691
02/19	$10,163	$10,380	$10,930	$10,714
03/19	$10,387	$10,580	$11,179	$10,983
04/19	$10,486	$10,582	$11,254	$11,042
05/19	$10,567	$10,770	$11,370	$11,201
06/19	$10,874	$10,906	$11,648	$11,475
07/19	$10,933	$10,930	$11,712	$11,539
08/19	$11,220	$11,213	$12,033	$11,902
09/19	$11,162	$11,153	$11,972	$11,824
10/19	$11,208	$11,187	$12,038	$11,896
11/19	$11,253	$11,181	$12,068	$11,926
12/19	$11,331	$11,173	$12,139	$11,964
01/20	$11,524	$11,388	$12,381	$12,245
02/20	$11,599	$11,593	$12,493	$12,408
03/20	$10,832	$11,525	$11,521	$11,529
04/20	$11,545	$11,730	$12,100	$12,134
05/20	$11,727	$11,784	$12,343	$12,324
06/20	$11,931	$11,859	$12,566	$12,565
07/20	$12,348	$12,036	$13,003	$12,974
08/20	$12,199	$11,939	$12,870	$12,795
09/20	$12,136	$11,932	$12,819	$12,758
10/20	$12,127	$11,879	$12,808	$12,735
11/20	$12,503	$11,995	$13,188	$13,090
12/20	$12,580	$12,012	$13,274	$13,147
01/21	$12,421	$11,926	$13,136	$12,978
02/21	$12,237	$11,753	$12,950	$12,755
03/21	$12,065	$11,607	$12,764	$12,536
04/21	$12,176	$11,698	$12,905	$12,675
05/21	$12,253	$11,737	$12,995	$12,772
06/21	$12,453	$11,819	$13,202	$12,980
07/21	$12,597	$11,951	$13,362	$13,158
08/21	$12,571	$11,929	$13,339	$13,118
09/21	$12,443	$11,825	$13,220	$12,980
10/21	$12,463	$11,822	$13,245	$13,012
11/21	$12,436	$11,857	$13,231	$13,020
12/21	$12,461	$11,827	$13,260	$13,010
01/22	$12,027	$11,572	$12,826	$12,572
02/22	$11,779	$11,443	$12,591	$12,321
03/22	$11,533	$11,125	$12,303	$12,010
04/22	$10,863	$10,703	$11,664	$11,353
05/22	$11,006	$10,772	$11,762	$11,459
06/22	$10,571	$10,603	$11,362	$11,138
07/22	$11,001	$10,862	$11,778	$11,499
08/22	$10,673	$10,555	$11,441	$11,162
09/22	$10,106	$10,099	$10,862	$10,575
10/22	$10,125	$9,968	$10,813	$10,466
11/22	$10,611	$10,335	$11,320	$11,008
12/22	$10,523	$10,288	$11,265	$10,959
01/23	$10,977	$10,604	$11,714	$11,398
02/23	$10,632	$10,330	$11,375	$11,036
03/23	$10,969	$10,593	$11,663	$11,343
04/23	$11,026	$10,657	$11,756	$11,430
05/23	$10,867	$10,541	$11,594	$11,264
06/23	$10,950	$10,503	$11,663	$11,311
07/23	$10,999	$10,496	$11,722	$11,350
08/23	$10,924	$10,429	$11,650	$11,262
09/23	$10,627	$10,164	$11,365	$10,961
10/23	$10,430	$10,003	$11,163	$10,756
11/23	$11,052	$10,456	$11,807	$11,399
12/23	$11,502	$10,857	$12,307	$11,893
01/24	$11,491	$10,827	$12,289	$11,873
02/24	$11,352	$10,674	$12,137	$11,694
03/24	$11,480	$10,773	$12,292	$11,845
04/24	$11,216	$10,500	$12,008	$11,544
05/24	$11,422	$10,678	$12,219	$11,760
06/24	$11,487	$10,780	$12,302	$11,835
07/24	$11,745	$11,031	$12,587	$12,117
08/24	$11,928	$11,190	$12,786	$12,308
09/24	$12,122	$11,340	$13,010	$12,526
10/24	$11,855	$11,058	$12,730	$12,222
11/24	$11,999	$11,175	$12,897	$12,385
12/24	$11,794	$10,992	$12,676	$12,146
01/25	$11,863	$11,051	$12,762	$12,213
02/25	$12,072	$11,294	$12,996	$12,462
03/25	$12,024	$11,298	$12,943	$12,426
04/25	$12,015	$11,343	$12,940	$12,422
05/25	$12,033	$11,261	$12,971	$12,420
06/25	$12,262	$11,435	$13,213	$12,653
07/25	$12,268	$11,404	$13,228	$12,661
08/25	$12,380	$11,541	$13,367	$12,789
09/25	$12,545	$11,667	$13,553	$12,981
10/25	$12,591	$11,740	$13,601	$13,031
11/25	$12,662	$11,813	$13,687	$13,116
12/25	$12,627	$11,795	$13,677	$13,090
01/26	$12,659	$11,808	$13,708	$13,113
02/26	$12,797	$12,001	$13,862	$13,282
03/26	$12,569	$11,789	$13,604	$13,020
04/26	$12,629	$11,803	$13,691	$13,078
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	5.11	0.73	2.86
Class A (including sales charges)	0.15	(0.25)	2.36
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index	5.80	1.19	3.19
Bloomberg U.S. Corporate Bond Index	5.29	0.63	2.72

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,906,268,582
Total number of portfolio holdings	739
Management services fees (represents 0.49% of Fund average net assets)	$9,091,622
Portfolio turnover for the reporting period	105%

Columbia Select Corporate Income Fund | Class A | ASR136-01_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
JPMorgan Chase & Co. 4.622% 04/23/2032	2.1%
Principal Life Global Funding II 4.950% 11/27/2029	1.9%
U.S. Treasury 4.875% 08/15/2045	1.8%
Bacardi Ltd./Bacardi-Martini BV 5.400% 06/15/2033	1.6%
Bank of America Corp. 1.922% 10/24/2031	1.2%
ERAC USA Finance LLC 4.600% 05/01/2028	1.2%
BAE Systems PLC 1.900% 02/15/2031	1.1%
Merck & Co., Inc. 4.750% 12/04/2035	1.1%
Morgan Stanley 5.900% 03/13/2047	1.1%
AT&T, Inc. 3.800% 12/01/2057	1.0%

Asset Categories

Table Summary
Corporate Bonds & Notes	88.8%
Money Market Funds	6.5%
U.S. Treasury Obligations	3.7%
Other	0.3%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On September 1, 2025, the Fund's name was changed to Columbia Select Corporate Income Fund from Columbia Corporate Income Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Corporate Income Fund | Class A | ASR136-01_(06/26) |

Columbia Select Corporate Income Fund

Class S | SRIJX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia Select Corporate Income Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$61	0.59%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Security selection | Security selection contributed positively to the Fund’s performance. The most notable contributor to alpha was exposure to a beverage company.

Industry allocation | Industry allocation effects were positive overall for the period. Most notable were overweight exposures to independent energy and aerospace and defense, as well as underweight allocations to media and entertainment and technology firms.

Top Performance Detractors

Industry allocation | Despite positive returns relative to the benchmark, underweight exposures to automotive and finance companies, as well as an overweight to cable and satellite, detracted from the Fund’s positive performance.

Security selection | Despite positive security selection contribution, overweights to a technology company and a packaged food retailer detracted from the Fund’s performance.

Credit allocation | The portfolio, on average, was underweight spread duration relative to the benchmark, which marginally detracted from the Fund’s performance over the period.

Columbia Select Corporate Income Fund | Class S | ASR136-16_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Corporate Income Fund Class S ($13,609)	Bloomberg U.S. Aggregate Bond Index ($11,803)	Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index ($13,691)	Bloomberg U.S. Corporate Bond Index ($13,078)
04/16	$10,000	$10,000	$10,000	$10,000
05/16	$9,975	$10,003	$10,003	$9,992
06/16	$10,161	$10,182	$10,211	$10,217
07/16	$10,307	$10,247	$10,376	$10,366
08/16	$10,402	$10,235	$10,428	$10,387
09/16	$10,384	$10,229	$10,417	$10,361
10/16	$10,326	$10,151	$10,349	$10,277
11/16	$10,095	$9,911	$10,107	$10,001
12/16	$10,181	$9,925	$10,194	$10,068
01/17	$10,227	$9,944	$10,241	$10,099
02/17	$10,330	$10,011	$10,365	$10,215
03/17	$10,303	$10,006	$10,341	$10,191
04/17	$10,398	$10,083	$10,453	$10,300
05/17	$10,495	$10,160	$10,569	$10,418
06/17	$10,529	$10,150	$10,598	$10,450
07/17	$10,615	$10,194	$10,683	$10,527
08/17	$10,661	$10,285	$10,753	$10,608
09/17	$10,674	$10,236	$10,752	$10,590
10/17	$10,719	$10,242	$10,795	$10,633
11/17	$10,700	$10,229	$10,777	$10,617
12/17	$10,787	$10,276	$10,865	$10,714
01/18	$10,717	$10,158	$10,787	$10,612
02/18	$10,530	$10,061	$10,623	$10,439
03/18	$10,525	$10,126	$10,636	$10,466
04/18	$10,446	$10,051	$10,563	$10,369
05/18	$10,485	$10,122	$10,610	$10,424
06/18	$10,427	$10,110	$10,564	$10,364
07/18	$10,541	$10,112	$10,656	$10,450
08/18	$10,569	$10,177	$10,712	$10,502
09/18	$10,564	$10,112	$10,689	$10,464
10/18	$10,400	$10,032	$10,530	$10,311
11/18	$10,332	$10,092	$10,501	$10,294
12/18	$10,407	$10,277	$10,598	$10,446
01/19	$10,708	$10,386	$10,883	$10,691
02/19	$10,747	$10,380	$10,930	$10,714
03/19	$10,986	$10,580	$11,179	$10,983
04/19	$11,093	$10,582	$11,254	$11,042
05/19	$11,182	$10,770	$11,370	$11,201
06/19	$11,498	$10,906	$11,648	$11,475
07/19	$11,573	$10,930	$11,712	$11,539
08/19	$11,868	$11,213	$12,033	$11,902
09/19	$11,820	$11,153	$11,972	$11,824
10/19	$11,872	$11,187	$12,038	$11,896
11/19	$11,922	$11,181	$12,068	$11,926
12/19	$11,996	$11,173	$12,139	$11,964
01/20	$12,214	$11,388	$12,381	$12,245
02/20	$12,296	$11,593	$12,493	$12,408
03/20	$11,486	$11,525	$11,521	$11,529
04/20	$12,244	$11,730	$12,100	$12,134
05/20	$12,440	$11,784	$12,343	$12,324
06/20	$12,658	$11,859	$12,566	$12,565
07/20	$13,104	$12,036	$13,003	$12,974
08/20	$12,948	$11,939	$12,870	$12,795
09/20	$12,873	$11,932	$12,819	$12,758
10/20	$12,877	$11,879	$12,808	$12,735
11/20	$13,280	$11,995	$13,188	$13,090
12/20	$13,363	$12,012	$13,274	$13,147
01/21	$13,197	$11,926	$13,136	$12,978
02/21	$13,004	$11,753	$12,950	$12,755
03/21	$12,825	$11,607	$12,764	$12,536
04/21	$12,945	$11,698	$12,905	$12,675
05/21	$13,030	$11,737	$12,995	$12,772
06/21	$13,245	$11,819	$13,202	$12,980
07/21	$13,401	$11,951	$13,362	$13,158
08/21	$13,377	$11,929	$13,339	$13,118
09/21	$13,242	$11,825	$13,220	$12,980
10/21	$13,267	$11,822	$13,245	$13,012
11/21	$13,241	$11,857	$13,231	$13,020
12/21	$13,271	$11,827	$13,260	$13,010
01/22	$12,811	$11,572	$12,826	$12,572
02/22	$12,549	$11,443	$12,591	$12,321
03/22	$12,289	$11,125	$12,303	$12,010
04/22	$11,578	$10,703	$11,664	$11,353
05/22	$11,733	$10,772	$11,762	$11,459
06/22	$11,272	$10,603	$11,362	$11,138
07/22	$11,732	$10,862	$11,778	$11,499
08/22	$11,385	$10,555	$11,441	$11,162
09/22	$10,783	$10,099	$10,862	$10,575
10/22	$10,805	$9,968	$10,813	$10,466
11/22	$11,313	$10,335	$11,320	$11,008
12/22	$11,234	$10,288	$11,265	$10,959
01/23	$11,721	$10,604	$11,714	$11,398
02/23	$11,356	$10,330	$11,375	$11,036
03/23	$11,718	$10,593	$11,663	$11,343
04/23	$11,782	$10,657	$11,756	$11,430
05/23	$11,614	$10,541	$11,594	$11,264
06/23	$11,705	$10,503	$11,663	$11,311
07/23	$11,759	$10,496	$11,722	$11,350
08/23	$11,682	$10,429	$11,650	$11,262
09/23	$11,367	$10,164	$11,365	$10,961
10/23	$11,158	$10,003	$11,163	$10,756
11/23	$11,826	$10,456	$11,807	$11,399
12/23	$12,311	$10,857	$12,307	$11,893
01/24	$12,301	$10,827	$12,289	$11,873
02/24	$12,155	$10,674	$12,137	$11,694
03/24	$12,295	$10,773	$12,292	$11,845
04/24	$12,014	$10,500	$12,008	$11,544
05/24	$12,237	$10,678	$12,219	$11,760
06/24	$12,309	$10,780	$12,302	$11,835
07/24	$12,589	$11,031	$12,587	$12,117
08/24	$12,787	$11,190	$12,786	$12,308
09/24	$12,999	$11,340	$13,010	$12,526
10/24	$12,713	$11,058	$12,730	$12,222
11/24	$12,871	$11,175	$12,897	$12,385
12/24	$12,654	$10,992	$12,676	$12,146
01/25	$12,730	$11,051	$12,762	$12,213
02/25	$12,957	$11,294	$12,996	$12,462
03/25	$12,908	$11,298	$12,943	$12,426
04/25	$12,901	$11,343	$12,940	$12,422
05/25	$12,923	$11,261	$12,971	$12,420
06/25	$13,172	$11,435	$13,213	$12,653
07/25	$13,181	$11,404	$13,228	$12,661
08/25	$13,305	$11,541	$13,367	$12,789
09/25	$13,484	$11,667	$13,553	$12,981
10/25	$13,536	$11,740	$13,601	$13,031
11/25	$13,616	$11,813	$13,687	$13,116
12/25	$13,581	$11,795	$13,677	$13,090
01/26	$13,618	$11,808	$13,708	$13,113
02/26	$13,769	$12,001	$13,862	$13,282
03/26	$13,527	$11,789	$13,604	$13,020
04/26	$13,609	$11,803	$13,691	$13,078
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	5.49	1.01	3.13
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index	5.80	1.19	3.19
Bloomberg U.S. Corporate Bond Index	5.29	0.63	2.72
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,906,268,582
Total number of portfolio holdings	739
Management services fees (represents 0.49% of Fund average net assets)	$9,091,622
Portfolio turnover for the reporting period	105%

Columbia Select Corporate Income Fund | Class S | ASR136-16_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
JPMorgan Chase & Co. 4.622% 04/23/2032	2.1%
Principal Life Global Funding II 4.950% 11/27/2029	1.9%
U.S. Treasury 4.875% 08/15/2045	1.8%
Bacardi Ltd./Bacardi-Martini BV 5.400% 06/15/2033	1.6%
Bank of America Corp. 1.922% 10/24/2031	1.2%
ERAC USA Finance LLC 4.600% 05/01/2028	1.2%
BAE Systems PLC 1.900% 02/15/2031	1.1%
Merck & Co., Inc. 4.750% 12/04/2035	1.1%
Morgan Stanley 5.900% 03/13/2047	1.1%
AT&T, Inc. 3.800% 12/01/2057	1.0%

Asset Categories

Table Summary
Corporate Bonds & Notes	88.8%
Money Market Funds	6.5%
U.S. Treasury Obligations	3.7%
Other	0.3%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On September 1, 2025, the Fund's name was changed to Columbia Select Corporate Income Fund from Columbia Corporate Income Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Corporate Income Fund | Class S | ASR136-16_(06/26) |

Columbia Select Corporate Income Fund

Institutional 2 Class | CPIRX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia Select Corporate Income Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$49	0.48%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Security selection | Security selection contributed positively to the Fund’s performance. The most notable contributor to alpha was exposure to a beverage company.

Industry allocation | Industry allocation effects were positive overall for the period. Most notable were overweight exposures to independent energy and aerospace and defense, as well as underweight allocations to media and entertainment and technology firms.

Top Performance Detractors

Industry allocation | Despite positive returns relative to the benchmark, underweight exposures to automotive and finance companies, as well as an overweight to cable and satellite, detracted from the Fund’s positive performance.

Security selection | Despite positive security selection contribution, overweights to a technology company and a packaged food retailer detracted from the Fund’s performance.

Credit allocation | The portfolio, on average, was underweight spread duration relative to the benchmark, which marginally detracted from the Fund’s performance over the period.

Columbia Select Corporate Income Fund | Institutional 2 Class | ASR136-15_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Corporate Income Fund Institutional 2 Class ($13,753)	Bloomberg U.S. Aggregate Bond Index ($11,803)	Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index ($13,691)	Bloomberg U.S. Corporate Bond Index ($13,078)
04/16	$10,000	$10,000	$10,000	$10,000
05/16	$9,986	$10,003	$10,003	$9,992
06/16	$10,163	$10,182	$10,211	$10,217
07/16	$10,320	$10,247	$10,376	$10,366
08/16	$10,406	$10,235	$10,428	$10,387
09/16	$10,389	$10,229	$10,417	$10,361
10/16	$10,342	$10,151	$10,349	$10,277
11/16	$10,112	$9,911	$10,107	$10,001
12/16	$10,199	$9,925	$10,194	$10,068
01/17	$10,245	$9,944	$10,241	$10,099
02/17	$10,350	$10,011	$10,365	$10,215
03/17	$10,323	$10,006	$10,341	$10,191
04/17	$10,409	$10,083	$10,453	$10,300
05/17	$10,507	$10,160	$10,569	$10,418
06/17	$10,543	$10,150	$10,598	$10,450
07/17	$10,630	$10,194	$10,683	$10,527
08/17	$10,687	$10,285	$10,753	$10,608
09/17	$10,691	$10,236	$10,752	$10,590
10/17	$10,737	$10,242	$10,795	$10,633
11/17	$10,719	$10,229	$10,777	$10,617
12/17	$10,807	$10,276	$10,865	$10,714
01/18	$10,737	$10,158	$10,787	$10,612
02/18	$10,561	$10,061	$10,623	$10,439
03/18	$10,557	$10,126	$10,636	$10,466
04/18	$10,479	$10,051	$10,563	$10,369
05/18	$10,507	$10,122	$10,610	$10,424
06/18	$10,461	$10,110	$10,564	$10,364
07/18	$10,575	$10,112	$10,656	$10,450
08/18	$10,604	$10,177	$10,712	$10,502
09/18	$10,590	$10,112	$10,689	$10,464
10/18	$10,426	$10,032	$10,530	$10,311
11/18	$10,369	$10,092	$10,501	$10,294
12/18	$10,434	$10,277	$10,598	$10,446
01/19	$10,737	$10,386	$10,883	$10,691
02/19	$10,789	$10,380	$10,930	$10,714
03/19	$11,029	$10,580	$11,179	$10,983
04/19	$11,138	$10,582	$11,254	$11,042
05/19	$11,227	$10,770	$11,370	$11,201
06/19	$11,546	$10,906	$11,648	$11,475
07/19	$11,622	$10,930	$11,712	$11,539
08/19	$11,920	$11,213	$12,033	$11,902
09/19	$11,872	$11,153	$11,972	$11,824
10/19	$11,925	$11,187	$12,038	$11,896
11/19	$11,966	$11,181	$12,068	$11,926
12/19	$12,052	$11,173	$12,139	$11,964
01/20	$12,273	$11,388	$12,381	$12,245
02/20	$12,345	$11,593	$12,493	$12,408
03/20	$11,531	$11,525	$11,521	$11,529
04/20	$12,295	$11,730	$12,100	$12,134
05/20	$12,504	$11,784	$12,343	$12,324
06/20	$12,725	$11,859	$12,566	$12,565
07/20	$13,174	$12,036	$13,003	$12,974
08/20	$13,008	$11,939	$12,870	$12,795
09/20	$12,944	$11,932	$12,819	$12,758
10/20	$12,939	$11,879	$12,808	$12,735
11/20	$13,345	$11,995	$13,188	$13,090
12/20	$13,430	$12,012	$13,274	$13,147
01/21	$13,264	$11,926	$13,136	$12,978
02/21	$13,070	$11,753	$12,950	$12,755
03/21	$12,903	$11,607	$12,764	$12,536
04/21	$13,025	$11,698	$12,905	$12,675
05/21	$13,111	$11,737	$12,995	$12,772
06/21	$13,329	$11,819	$13,202	$12,980
07/21	$13,487	$11,951	$13,362	$13,158
08/21	$13,463	$11,929	$13,339	$13,118
09/21	$13,329	$11,825	$13,220	$12,980
10/21	$13,342	$11,822	$13,245	$13,012
11/21	$13,318	$11,857	$13,231	$13,020
12/21	$13,349	$11,827	$13,260	$13,010
01/22	$12,899	$11,572	$12,826	$12,572
02/22	$12,636	$11,443	$12,591	$12,321
03/22	$12,362	$11,125	$12,303	$12,010
04/22	$11,659	$10,703	$11,664	$11,353
05/22	$11,804	$10,772	$11,762	$11,459
06/22	$11,352	$10,603	$11,362	$11,138
07/22	$11,817	$10,862	$11,778	$11,499
08/22	$11,455	$10,555	$11,441	$11,162
09/22	$10,862	$10,099	$10,862	$10,575
10/22	$10,885	$9,968	$10,813	$10,466
11/22	$11,398	$10,335	$11,320	$11,008
12/22	$11,320	$10,288	$11,265	$10,959
01/23	$11,812	$10,604	$11,714	$11,398
02/23	$11,444	$10,330	$11,375	$11,036
03/23	$11,797	$10,593	$11,663	$11,343
04/23	$11,876	$10,657	$11,756	$11,430
05/23	$11,707	$10,541	$11,594	$11,264
06/23	$11,801	$10,503	$11,663	$11,311
07/23	$11,856	$10,496	$11,722	$11,350
08/23	$11,766	$10,429	$11,650	$11,262
09/23	$11,462	$10,164	$11,365	$10,961
10/23	$11,253	$10,003	$11,163	$10,756
11/23	$11,929	$10,456	$11,807	$11,399
12/23	$12,419	$10,857	$12,307	$11,893
01/24	$12,411	$10,827	$12,289	$11,873
02/24	$12,251	$10,674	$12,137	$11,694
03/24	$12,407	$10,773	$12,292	$11,845
04/24	$12,125	$10,500	$12,008	$11,544
05/24	$12,338	$10,678	$12,219	$11,760
06/24	$12,426	$10,780	$12,302	$11,835
07/24	$12,709	$11,031	$12,587	$12,117
08/24	$12,911	$11,190	$12,786	$12,308
09/24	$13,126	$11,340	$13,010	$12,526
10/24	$12,840	$11,058	$12,730	$12,222
11/24	$13,001	$11,175	$12,897	$12,385
12/24	$12,768	$10,992	$12,676	$12,146
01/25	$12,847	$11,051	$12,762	$12,213
02/25	$13,092	$11,294	$12,996	$12,462
03/25	$13,043	$11,298	$12,943	$12,426
04/25	$13,038	$11,343	$12,940	$12,422
05/25	$13,062	$11,261	$12,971	$12,420
06/25	$13,315	$11,435	$13,213	$12,653
07/25	$13,325	$11,404	$13,228	$12,661
08/25	$13,452	$11,541	$13,367	$12,789
09/25	$13,634	$11,667	$13,553	$12,981
10/25	$13,688	$11,740	$13,601	$13,031
11/25	$13,770	$11,813	$13,687	$13,116
12/25	$13,735	$11,795	$13,677	$13,090
01/26	$13,775	$11,808	$13,708	$13,113
02/26	$13,928	$12,001	$13,862	$13,282
03/26	$13,684	$11,789	$13,604	$13,020
04/26	$13,753	$11,803	$13,691	$13,078
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	5.49	1.09	3.24
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index	5.80	1.19	3.19
Bloomberg U.S. Corporate Bond Index	5.29	0.63	2.72

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,906,268,582
Total number of portfolio holdings	739
Management services fees (represents 0.49% of Fund average net assets)	$9,091,622
Portfolio turnover for the reporting period	105%

Columbia Select Corporate Income Fund | Institutional 2 Class | ASR136-15_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
JPMorgan Chase & Co. 4.622% 04/23/2032	2.1%
Principal Life Global Funding II 4.950% 11/27/2029	1.9%
U.S. Treasury 4.875% 08/15/2045	1.8%
Bacardi Ltd./Bacardi-Martini BV 5.400% 06/15/2033	1.6%
Bank of America Corp. 1.922% 10/24/2031	1.2%
ERAC USA Finance LLC 4.600% 05/01/2028	1.2%
BAE Systems PLC 1.900% 02/15/2031	1.1%
Merck & Co., Inc. 4.750% 12/04/2035	1.1%
Morgan Stanley 5.900% 03/13/2047	1.1%
AT&T, Inc. 3.800% 12/01/2057	1.0%

Asset Categories

Table Summary
Corporate Bonds & Notes	88.8%
Money Market Funds	6.5%
U.S. Treasury Obligations	3.7%
Other	0.3%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On September 1, 2025, the Fund's name was changed to Columbia Select Corporate Income Fund from Columbia Corporate Income Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Corporate Income Fund | Institutional 2 Class | ASR136-15_(06/26) |

Columbia Select Corporate Income Fund

Institutional 3 Class | CRIYX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia Select Corporate Income Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$46	0.45%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Security selection | Security selection contributed positively to the Fund’s performance. The most notable contributor to alpha was exposure to a beverage company.

Industry allocation | Industry allocation effects were positive overall for the period. Most notable were overweight exposures to independent energy and aerospace and defense, as well as underweight allocations to media and entertainment and technology firms.

Top Performance Detractors

Industry allocation | Despite positive returns relative to the benchmark, underweight exposures to automotive and finance companies, as well as an overweight to cable and satellite, detracted from the Fund’s positive performance.

Security selection | Despite positive security selection contribution, overweights to a technology company and a packaged food retailer detracted from the Fund’s performance.

Credit allocation | The portfolio, on average, was underweight spread duration relative to the benchmark, which marginally detracted from the Fund’s performance over the period.

Columbia Select Corporate Income Fund | Institutional 3 Class | ASR136-17_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Corporate Income Fund Institutional 3 Class ($13,807)	Bloomberg U.S. Aggregate Bond Index ($11,803)	Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index ($13,691)	Bloomberg U.S. Corporate Bond Index ($13,078)
04/16	$10,000	$10,000	$10,000	$10,000
05/16	$9,977	$10,003	$10,003	$9,992
06/16	$10,164	$10,182	$10,211	$10,217
07/16	$10,311	$10,247	$10,376	$10,366
08/16	$10,407	$10,235	$10,428	$10,387
09/16	$10,390	$10,229	$10,417	$10,361
10/16	$10,334	$10,151	$10,349	$10,277
11/16	$10,105	$9,911	$10,107	$10,001
12/16	$10,192	$9,925	$10,194	$10,068
01/17	$10,239	$9,944	$10,241	$10,099
02/17	$10,344	$10,011	$10,365	$10,215
03/17	$10,318	$10,006	$10,341	$10,191
04/17	$10,414	$10,083	$10,453	$10,300
05/17	$10,513	$10,160	$10,569	$10,418
06/17	$10,548	$10,150	$10,598	$10,450
07/17	$10,636	$10,194	$10,683	$10,527
08/17	$10,683	$10,285	$10,753	$10,608
09/17	$10,687	$10,236	$10,752	$10,590
10/17	$10,744	$10,242	$10,795	$10,633
11/17	$10,717	$10,229	$10,777	$10,617
12/17	$10,815	$10,276	$10,865	$10,714
01/18	$10,747	$10,158	$10,787	$10,612
02/18	$10,561	$10,061	$10,623	$10,439
03/18	$10,557	$10,126	$10,636	$10,466
04/18	$10,479	$10,051	$10,563	$10,369
05/18	$10,519	$10,122	$10,610	$10,424
06/18	$10,463	$10,110	$10,564	$10,364
07/18	$10,578	$10,112	$10,656	$10,450
08/18	$10,607	$10,177	$10,712	$10,502
09/18	$10,604	$10,112	$10,689	$10,464
10/18	$10,430	$10,032	$10,530	$10,311
11/18	$10,374	$10,092	$10,501	$10,294
12/18	$10,439	$10,277	$10,598	$10,446
01/19	$10,753	$10,386	$10,883	$10,691
02/19	$10,794	$10,380	$10,930	$10,714
03/19	$11,035	$10,580	$11,179	$10,983
04/19	$11,144	$10,582	$11,254	$11,042
05/19	$11,234	$10,770	$11,370	$11,201
06/19	$11,553	$10,906	$11,648	$11,475
07/19	$11,630	$10,930	$11,712	$11,539
08/19	$11,928	$11,213	$12,033	$11,902
09/19	$11,881	$11,153	$11,972	$11,824
10/19	$11,935	$11,187	$12,038	$11,896
11/19	$11,976	$11,181	$12,068	$11,926
12/19	$12,063	$11,173	$12,139	$11,964
01/20	$12,284	$11,388	$12,381	$12,245
02/20	$12,357	$11,593	$12,493	$12,408
03/20	$11,543	$11,525	$11,521	$11,529
04/20	$12,308	$11,730	$12,100	$12,134
05/20	$12,518	$11,784	$12,343	$12,324
06/20	$12,739	$11,859	$12,566	$12,565
07/20	$13,189	$12,036	$13,003	$12,974
08/20	$13,035	$11,939	$12,870	$12,795
09/20	$12,960	$11,932	$12,819	$12,758
10/20	$12,955	$11,879	$12,808	$12,735
11/20	$13,362	$11,995	$13,188	$13,090
12/20	$13,448	$12,012	$13,274	$13,147
01/21	$13,283	$11,926	$13,136	$12,978
02/21	$13,089	$11,753	$12,950	$12,755
03/21	$12,923	$11,607	$12,764	$12,536
04/21	$13,045	$11,698	$12,905	$12,675
05/21	$13,132	$11,737	$12,995	$12,772
06/21	$13,351	$11,819	$13,202	$12,980
07/21	$13,509	$11,951	$13,362	$13,158
08/21	$13,486	$11,929	$13,339	$13,118
09/21	$13,352	$11,825	$13,220	$12,980
10/21	$13,366	$11,822	$13,245	$13,012
11/21	$13,343	$11,857	$13,231	$13,020
12/21	$13,374	$11,827	$13,260	$13,010
01/22	$12,924	$11,572	$12,826	$12,572
02/22	$12,661	$11,443	$12,591	$12,321
03/22	$12,388	$11,125	$12,303	$12,010
04/22	$11,684	$10,703	$11,664	$11,353
05/22	$11,830	$10,772	$11,762	$11,459
06/22	$11,378	$10,603	$11,362	$11,138
07/22	$11,845	$10,862	$11,778	$11,499
08/22	$11,483	$10,555	$11,441	$11,162
09/22	$10,889	$10,099	$10,862	$10,575
10/22	$10,900	$9,968	$10,813	$10,466
11/22	$11,427	$10,335	$11,320	$11,008
12/22	$11,349	$10,288	$11,265	$10,959
01/23	$11,843	$10,604	$11,714	$11,398
02/23	$11,475	$10,330	$11,375	$11,036
03/23	$11,829	$10,593	$11,663	$11,343
04/23	$11,895	$10,657	$11,756	$11,430
05/23	$11,740	$10,541	$11,594	$11,264
06/23	$11,821	$10,503	$11,663	$11,311
07/23	$11,877	$10,496	$11,722	$11,350
08/23	$11,800	$10,429	$11,650	$11,262
09/23	$11,496	$10,164	$11,365	$10,961
10/23	$11,287	$10,003	$11,163	$10,756
11/23	$11,951	$10,456	$11,807	$11,399
12/23	$12,457	$10,857	$12,307	$11,893
01/24	$12,449	$10,827	$12,289	$11,873
02/24	$12,290	$10,674	$12,137	$11,694
03/24	$12,433	$10,773	$12,292	$11,845
04/24	$12,164	$10,500	$12,008	$11,544
05/24	$12,378	$10,678	$12,219	$11,760
06/24	$12,467	$10,780	$12,302	$11,835
07/24	$12,738	$11,031	$12,587	$12,117
08/24	$12,940	$11,190	$12,786	$12,308
09/24	$13,157	$11,340	$13,010	$12,526
10/24	$12,870	$11,058	$12,730	$12,222
11/24	$13,045	$11,175	$12,897	$12,385
12/24	$12,813	$10,992	$12,676	$12,146
01/25	$12,892	$11,051	$12,762	$12,213
02/25	$13,124	$11,294	$12,996	$12,462
03/25	$13,076	$11,298	$12,943	$12,426
04/25	$13,070	$11,343	$12,940	$12,422
05/25	$13,094	$11,261	$12,971	$12,420
06/25	$13,349	$11,435	$13,213	$12,653
07/25	$13,360	$11,404	$13,228	$12,661
08/25	$13,487	$11,541	$13,367	$12,789
09/25	$13,685	$11,667	$13,553	$12,981
10/25	$13,724	$11,740	$13,601	$13,031
11/25	$13,806	$11,813	$13,687	$13,116
12/25	$13,772	$11,795	$13,677	$13,090
01/26	$13,827	$11,808	$13,708	$13,113
02/26	$13,982	$12,001	$13,862	$13,282
03/26	$13,737	$11,789	$13,604	$13,020
04/26	$13,807	$11,803	$13,691	$13,078
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	5.64	1.14	3.28
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index	5.80	1.19	3.19
Bloomberg U.S. Corporate Bond Index	5.29	0.63	2.72

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,906,268,582
Total number of portfolio holdings	739
Management services fees (represents 0.49% of Fund average net assets)	$9,091,622
Portfolio turnover for the reporting period	105%

Columbia Select Corporate Income Fund | Institutional 3 Class | ASR136-17_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
JPMorgan Chase & Co. 4.622% 04/23/2032	2.1%
Principal Life Global Funding II 4.950% 11/27/2029	1.9%
U.S. Treasury 4.875% 08/15/2045	1.8%
Bacardi Ltd./Bacardi-Martini BV 5.400% 06/15/2033	1.6%
Bank of America Corp. 1.922% 10/24/2031	1.2%
ERAC USA Finance LLC 4.600% 05/01/2028	1.2%
BAE Systems PLC 1.900% 02/15/2031	1.1%
Merck & Co., Inc. 4.750% 12/04/2035	1.1%
Morgan Stanley 5.900% 03/13/2047	1.1%
AT&T, Inc. 3.800% 12/01/2057	1.0%

Asset Categories

Table Summary
Corporate Bonds & Notes	88.8%
Money Market Funds	6.5%
U.S. Treasury Obligations	3.7%
Other	0.3%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On September 1, 2025, the Fund's name was changed to Columbia Select Corporate Income Fund from Columbia Corporate Income Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Corporate Income Fund | Institutional 3 Class | ASR136-17_(06/26) |

Columbia Select Corporate Income Fund

Institutional Class | SRINX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia Select Corporate Income Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$61	0.59%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Security selection | Security selection contributed positively to the Fund’s performance. The most notable contributor to alpha was exposure to a beverage company.

Industry allocation | Industry allocation effects were positive overall for the period. Most notable were overweight exposures to independent energy and aerospace and defense, as well as underweight allocations to media and entertainment and technology firms.

Top Performance Detractors

Industry allocation | Despite positive returns relative to the benchmark, underweight exposures to automotive and finance companies, as well as an overweight to cable and satellite, detracted from the Fund’s positive performance.

Security selection | Despite positive security selection contribution, overweights to a technology company and a packaged food retailer detracted from the Fund’s performance.

Credit allocation | The portfolio, on average, was underweight spread duration relative to the benchmark, which marginally detracted from the Fund’s performance over the period.

Columbia Select Corporate Income Fund | Institutional Class | ASR136-08_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Corporate Income Fund Institutional Class ($13,610)	Bloomberg U.S. Aggregate Bond Index ($11,803)	Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index ($13,691)	Bloomberg U.S. Corporate Bond Index ($13,078)
04/16	$10,000	$10,000	$10,000	$10,000
05/16	$9,975	$10,003	$10,003	$9,992
06/16	$10,161	$10,182	$10,211	$10,217
07/16	$10,307	$10,247	$10,376	$10,366
08/16	$10,402	$10,235	$10,428	$10,387
09/16	$10,384	$10,229	$10,417	$10,361
10/16	$10,326	$10,151	$10,349	$10,277
11/16	$10,095	$9,911	$10,107	$10,001
12/16	$10,181	$9,925	$10,194	$10,068
01/17	$10,227	$9,944	$10,241	$10,099
02/17	$10,330	$10,011	$10,365	$10,215
03/17	$10,303	$10,006	$10,341	$10,191
04/17	$10,398	$10,083	$10,453	$10,300
05/17	$10,495	$10,160	$10,569	$10,418
06/17	$10,529	$10,150	$10,598	$10,450
07/17	$10,615	$10,194	$10,683	$10,527
08/17	$10,661	$10,285	$10,753	$10,608
09/17	$10,674	$10,236	$10,752	$10,590
10/17	$10,719	$10,242	$10,795	$10,633
11/17	$10,700	$10,229	$10,777	$10,617
12/17	$10,787	$10,276	$10,865	$10,714
01/18	$10,717	$10,158	$10,787	$10,612
02/18	$10,530	$10,061	$10,623	$10,439
03/18	$10,525	$10,126	$10,636	$10,466
04/18	$10,446	$10,051	$10,563	$10,369
05/18	$10,485	$10,122	$10,610	$10,424
06/18	$10,427	$10,110	$10,564	$10,364
07/18	$10,541	$10,112	$10,656	$10,450
08/18	$10,569	$10,177	$10,712	$10,502
09/18	$10,564	$10,112	$10,689	$10,464
10/18	$10,400	$10,032	$10,530	$10,311
11/18	$10,332	$10,092	$10,501	$10,294
12/18	$10,407	$10,277	$10,598	$10,446
01/19	$10,708	$10,386	$10,883	$10,691
02/19	$10,747	$10,380	$10,930	$10,714
03/19	$10,986	$10,580	$11,179	$10,983
04/19	$11,093	$10,582	$11,254	$11,042
05/19	$11,182	$10,770	$11,370	$11,201
06/19	$11,498	$10,906	$11,648	$11,475
07/19	$11,573	$10,930	$11,712	$11,539
08/19	$11,868	$11,213	$12,033	$11,902
09/19	$11,820	$11,153	$11,972	$11,824
10/19	$11,872	$11,187	$12,038	$11,896
11/19	$11,922	$11,181	$12,068	$11,926
12/19	$11,996	$11,173	$12,139	$11,964
01/20	$12,214	$11,388	$12,381	$12,245
02/20	$12,296	$11,593	$12,493	$12,408
03/20	$11,486	$11,525	$11,521	$11,529
04/20	$12,244	$11,730	$12,100	$12,134
05/20	$12,440	$11,784	$12,343	$12,324
06/20	$12,658	$11,859	$12,566	$12,565
07/20	$13,104	$12,036	$13,003	$12,974
08/20	$12,948	$11,939	$12,870	$12,795
09/20	$12,873	$11,932	$12,819	$12,758
10/20	$12,877	$11,879	$12,808	$12,735
11/20	$13,280	$11,995	$13,188	$13,090
12/20	$13,363	$12,012	$13,274	$13,147
01/21	$13,197	$11,926	$13,136	$12,978
02/21	$13,004	$11,753	$12,950	$12,755
03/21	$12,825	$11,607	$12,764	$12,536
04/21	$12,945	$11,698	$12,905	$12,675
05/21	$13,030	$11,737	$12,995	$12,772
06/21	$13,245	$11,819	$13,202	$12,980
07/21	$13,401	$11,951	$13,362	$13,158
08/21	$13,377	$11,929	$13,339	$13,118
09/21	$13,242	$11,825	$13,220	$12,980
10/21	$13,267	$11,822	$13,245	$13,012
11/21	$13,241	$11,857	$13,231	$13,020
12/21	$13,271	$11,827	$13,260	$13,010
01/22	$12,811	$11,572	$12,826	$12,572
02/22	$12,549	$11,443	$12,591	$12,321
03/22	$12,289	$11,125	$12,303	$12,010
04/22	$11,578	$10,703	$11,664	$11,353
05/22	$11,733	$10,772	$11,762	$11,459
06/22	$11,272	$10,603	$11,362	$11,138
07/22	$11,732	$10,862	$11,778	$11,499
08/22	$11,385	$10,555	$11,441	$11,162
09/22	$10,783	$10,099	$10,862	$10,575
10/22	$10,805	$9,968	$10,813	$10,466
11/22	$11,313	$10,335	$11,320	$11,008
12/22	$11,234	$10,288	$11,265	$10,959
01/23	$11,721	$10,604	$11,714	$11,398
02/23	$11,356	$10,330	$11,375	$11,036
03/23	$11,718	$10,593	$11,663	$11,343
04/23	$11,782	$10,657	$11,756	$11,430
05/23	$11,614	$10,541	$11,594	$11,264
06/23	$11,705	$10,503	$11,663	$11,311
07/23	$11,759	$10,496	$11,722	$11,350
08/23	$11,682	$10,429	$11,650	$11,262
09/23	$11,367	$10,164	$11,365	$10,961
10/23	$11,158	$10,003	$11,163	$10,756
11/23	$11,826	$10,456	$11,807	$11,399
12/23	$12,311	$10,857	$12,307	$11,893
01/24	$12,301	$10,827	$12,289	$11,873
02/24	$12,155	$10,674	$12,137	$11,694
03/24	$12,295	$10,773	$12,292	$11,845
04/24	$12,014	$10,500	$12,008	$11,544
05/24	$12,237	$10,678	$12,219	$11,760
06/24	$12,309	$10,780	$12,302	$11,835
07/24	$12,589	$11,031	$12,587	$12,117
08/24	$12,787	$11,190	$12,786	$12,308
09/24	$12,999	$11,340	$13,010	$12,526
10/24	$12,714	$11,058	$12,730	$12,222
11/24	$12,872	$11,175	$12,897	$12,385
12/24	$12,655	$10,992	$12,676	$12,146
01/25	$12,731	$11,051	$12,762	$12,213
02/25	$12,958	$11,294	$12,996	$12,462
03/25	$12,909	$11,298	$12,943	$12,426
04/25	$12,902	$11,343	$12,940	$12,422
05/25	$12,924	$11,261	$12,971	$12,420
06/25	$13,173	$11,435	$13,213	$12,653
07/25	$13,182	$11,404	$13,228	$12,661
08/25	$13,306	$11,541	$13,367	$12,789
09/25	$13,485	$11,667	$13,553	$12,981
10/25	$13,537	$11,740	$13,601	$13,031
11/25	$13,617	$11,813	$13,687	$13,116
12/25	$13,582	$11,795	$13,677	$13,090
01/26	$13,620	$11,808	$13,708	$13,113
02/26	$13,771	$12,001	$13,862	$13,282
03/26	$13,529	$11,789	$13,604	$13,020
04/26	$13,610	$11,803	$13,691	$13,078
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	5.49	1.01	3.13
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index	5.80	1.19	3.19
Bloomberg U.S. Corporate Bond Index	5.29	0.63	2.72

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,906,268,582
Total number of portfolio holdings	739
Management services fees (represents 0.49% of Fund average net assets)	$9,091,622
Portfolio turnover for the reporting period	105%

Columbia Select Corporate Income Fund | Institutional Class | ASR136-08_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
JPMorgan Chase & Co. 4.622% 04/23/2032	2.1%
Principal Life Global Funding II 4.950% 11/27/2029	1.9%
U.S. Treasury 4.875% 08/15/2045	1.8%
Bacardi Ltd./Bacardi-Martini BV 5.400% 06/15/2033	1.6%
Bank of America Corp. 1.922% 10/24/2031	1.2%
ERAC USA Finance LLC 4.600% 05/01/2028	1.2%
BAE Systems PLC 1.900% 02/15/2031	1.1%
Merck & Co., Inc. 4.750% 12/04/2035	1.1%
Morgan Stanley 5.900% 03/13/2047	1.1%
AT&T, Inc. 3.800% 12/01/2057	1.0%

Asset Categories

Table Summary
Corporate Bonds & Notes	88.8%
Money Market Funds	6.5%
U.S. Treasury Obligations	3.7%
Other	0.3%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On September 1, 2025, the Fund's name was changed to Columbia Select Corporate Income Fund from Columbia Corporate Income Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Corporate Income Fund | Institutional Class | ASR136-08_(06/26) |

Columbia Small Cap Value Discovery Fund

Class A | CSMIX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia Small Cap Value Discovery Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$145	1.19%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the energy, materials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the financials and utilities sectors and a larger allocation to the materials sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in PACS Group, a post-acute healthcare operator; MP Materials, a rare earth materials company; uniQure, a gene therapy developer; Celcuity, a cancer-focused biotech company; and Olema Pharmaceuticals, another cancer-focused biotech company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, communication services and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the consumer discretionary and consumer staples sectors and a smaller allocation to the energy sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Everforth, an IT solutions company; KinderCare Learning, an early childhood education company; and Perrigo, an over-the-counter pharmaceutical manufacturer, were among the top detractors from the Fund’s relative performance. Zero weights in TTM Technologies, an electronic components manufacturer; and EchoStar, a telecom company with a right to acquire an ownership stake in SpaceX, were also among the top detractors from relative performance.

Columbia Small Cap Value Discovery Fund | Class A | ASR287-01_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Small Cap Value Discovery Fund Class A (including sales charges) ($28,017)	Russell 3000® Index ($39,601)	Russell 2000® Value Index ($26,880)
04/16	$9,424	$10,000	$10,000
05/16	$9,482	$10,179	$10,183
06/16	$9,273	$10,200	$10,214
07/16	$9,846	$10,605	$10,765
08/16	$10,242	$10,632	$11,033
09/16	$10,350	$10,648	$11,120
10/16	$9,887	$10,418	$10,754
11/16	$11,309	$10,884	$12,182
12/16	$11,782	$11,097	$12,685
01/17	$11,782	$11,305	$12,594
02/17	$11,931	$11,726	$12,777
03/17	$11,899	$11,734	$12,668
04/17	$11,876	$11,858	$12,718
05/17	$11,560	$11,980	$12,322
06/17	$12,094	$12,088	$12,753
07/17	$12,336	$12,316	$12,834
08/17	$12,060	$12,339	$12,518
09/17	$13,024	$12,640	$13,405
10/17	$13,107	$12,916	$13,422
11/17	$13,529	$13,308	$13,811
12/17	$13,421	$13,441	$13,679
01/18	$13,540	$14,150	$13,848
02/18	$12,801	$13,628	$13,155
03/18	$12,846	$13,355	$13,318
04/18	$13,068	$13,406	$13,549
05/18	$13,745	$13,784	$14,337
06/18	$13,883	$13,874	$14,424
07/18	$14,008	$14,335	$14,678
08/18	$14,293	$14,838	$15,028
09/18	$13,752	$14,863	$14,655
10/18	$12,416	$13,768	$13,343
11/18	$12,557	$14,044	$13,558
12/18	$10,963	$12,737	$11,919
01/19	$12,349	$13,830	$13,223
02/19	$12,819	$14,316	$13,737
03/19	$12,321	$14,526	$13,341
04/19	$12,757	$15,106	$13,846
05/19	$11,489	$14,128	$12,715
06/19	$12,346	$15,120	$13,524
07/19	$12,382	$15,345	$13,546
08/19	$11,395	$15,032	$12,790
09/19	$12,131	$15,296	$13,447
10/19	$12,300	$15,625	$13,773
11/19	$12,684	$16,219	$14,095
12/19	$13,260	$16,688	$14,589
01/20	$12,377	$16,669	$13,802
02/20	$11,096	$15,305	$12,461
03/20	$8,479	$13,200	$9,386
04/20	$9,735	$14,948	$10,544
05/20	$10,126	$15,748	$10,847
06/20	$10,458	$16,108	$11,161
07/20	$10,502	$17,022	$11,391
08/20	$11,194	$18,255	$12,005
09/20	$10,716	$17,591	$11,446
10/20	$11,147	$17,211	$11,855
11/20	$13,289	$19,305	$14,144
12/20	$14,298	$20,173	$15,265
01/21	$14,669	$20,084	$16,068
02/21	$16,562	$20,711	$17,577
03/21	$17,453	$21,454	$18,496
04/21	$17,941	$22,560	$18,870
05/21	$18,574	$22,663	$19,457
06/21	$18,102	$23,222	$19,339
07/21	$17,607	$23,614	$18,647
08/21	$18,000	$24,288	$19,146
09/21	$17,804	$23,198	$18,763
10/21	$18,386	$24,767	$19,478
11/21	$17,747	$24,390	$18,813
12/21	$18,409	$25,350	$19,580
01/22	$17,655	$23,859	$18,438
02/22	$18,063	$23,258	$18,744
03/22	$18,080	$24,012	$19,110
04/22	$16,875	$21,857	$17,627
05/22	$17,156	$21,828	$17,966
06/22	$15,435	$20,002	$16,191
07/22	$16,955	$21,878	$17,758
08/22	$16,539	$21,062	$17,197
09/22	$14,940	$19,109	$15,444
10/22	$16,740	$20,676	$17,389
11/22	$17,489	$21,755	$17,920
12/22	$16,785	$20,481	$16,744
01/23	$18,617	$21,892	$18,342
02/23	$18,265	$21,380	$17,919
03/23	$17,061	$21,952	$16,634
04/23	$16,723	$22,186	$16,219
05/23	$16,376	$22,272	$15,900
06/23	$18,069	$23,793	$17,163
07/23	$19,263	$24,646	$18,459
08/23	$18,811	$24,170	$17,571
09/23	$17,733	$23,019	$16,656
10/23	$16,687	$22,408	$15,662
11/23	$18,154	$24,498	$17,072
12/23	$20,370	$25,797	$19,197
01/24	$19,523	$26,083	$18,325
02/24	$20,104	$27,495	$18,924
03/24	$21,170	$28,382	$19,754
04/24	$19,790	$27,133	$18,495
05/24	$20,903	$28,415	$19,360
06/24	$20,175	$29,295	$19,034
07/24	$22,088	$29,839	$21,353
08/24	$21,535	$30,489	$20,952
09/24	$21,679	$31,120	$20,966
10/24	$21,321	$30,891	$20,638
11/24	$23,721	$32,946	$22,628
12/24	$22,130	$31,939	$20,743
01/25	$22,746	$32,947	$21,169
02/25	$21,524	$32,316	$20,359
03/25	$20,414	$30,431	$19,137
04/25	$19,589	$30,227	$18,368
05/25	$20,714	$32,143	$19,140
06/25	$21,661	$33,776	$20,087
07/25	$22,009	$34,520	$20,442
08/25	$23,867	$35,318	$22,173
09/25	$24,335	$36,537	$22,619
10/25	$24,167	$37,320	$22,676
11/25	$25,004	$37,423	$23,313
12/25	$25,362	$37,415	$23,355
01/26	$26,666	$37,996	$24,957
02/26	$26,865	$37,815	$25,438
03/26	$25,531	$35,935	$24,513
04/26	$28,017	$39,601	$26,880
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	43.03	9.32	11.51
Class A (including sales charges)	34.79	8.04	10.85
Russell 3000® Index	31.01	11.91	14.75
Russell 2000® Value Index	46.34	7.33	10.39

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,211,976,094
Total number of portfolio holdings	228
Management services fees (represents 0.79% of Fund average net assets)	$14,484,082
Portfolio turnover for the reporting period	67%

Columbia Small Cap Value Discovery Fund | Class A | ASR287-01_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	18.0%
Industrials	17.1%
Real Estate	13.6%
Consumer Discretionary	11.5%
Health Care	8.3%
Energy	8.2%
Materials	7.7%
Information Technology	6.6%
Consumer Staples	4.1%
Communication Services	2.2%
Other	1.3%

Top Holdings

Table Summary
Littelfuse, Inc.	1.2%
Knight-Swift Transportation Holdings, Inc.	1.1%
Meritage Homes Corp.	1.1%
National Fuel Gas Co.	1.0%
ArcBest Corp.	1.0%
Rayonier, Inc.	1.0%
Kite Realty Group Trust	1.0%
Vishay Intertechnology, Inc.	1.0%
UFP Industries, Inc.	1.0%
Polaris, Inc.	1.0%

Asset Categories

Table Summary
Common Stocks	98.6%
Other	1.3%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund I to Columbia Small Cap Value Discovery Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value Discovery Fund | Class A | ASR287-01_(06/26) |

Columbia Small Cap Value Discovery Fund

Class C | CSSCX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia Small Cap Value Discovery Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$235	1.94%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the energy, materials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the financials and utilities sectors and a larger allocation to the materials sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in PACS Group, a post-acute healthcare operator; MP Materials, a rare earth materials company; uniQure, a gene therapy developer; Celcuity, a cancer-focused biotech company; and Olema Pharmaceuticals, another cancer-focused biotech company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, communication services and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the consumer discretionary and consumer staples sectors and a smaller allocation to the energy sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Everforth, an IT solutions company; KinderCare Learning, an early childhood education company; and Perrigo, an over-the-counter pharmaceutical manufacturer, were among the top detractors from the Fund’s relative performance. Zero weights in TTM Technologies, an electronic components manufacturer; and EchoStar, a telecom company with a right to acquire an ownership stake in SpaceX, were also among the top detractors from relative performance.

Columbia Small Cap Value Discovery Fund | Class C | ASR287-04_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Small Cap Value Discovery Fund Class C (including sales charges) ($27,572)	Russell 3000® Index ($39,601)	Russell 2000® Value Index ($26,880)
04/16	$10,000	$10,000	$10,000
05/16	$10,053	$10,179	$10,183
06/16	$9,825	$10,200	$10,214
07/16	$10,427	$10,605	$10,765
08/16	$10,840	$10,632	$11,033
09/16	$10,945	$10,648	$11,120
10/16	$10,451	$10,418	$10,754
11/16	$11,948	$10,884	$12,182
12/16	$12,438	$11,097	$12,685
01/17	$12,429	$11,305	$12,594
02/17	$12,580	$11,726	$12,777
03/17	$12,538	$11,734	$12,668
04/17	$12,505	$11,858	$12,718
05/17	$12,161	$11,980	$12,322
06/17	$12,719	$12,088	$12,753
07/17	$12,964	$12,316	$12,834
08/17	$12,669	$12,339	$12,518
09/17	$13,672	$12,640	$13,405
10/17	$13,750	$12,916	$13,422
11/17	$14,180	$13,308	$13,811
12/17	$14,062	$13,441	$13,679
01/18	$14,176	$14,150	$13,848
02/18	$13,397	$13,628	$13,155
03/18	$13,432	$13,355	$13,318
04/18	$13,660	$13,406	$13,549
05/18	$14,354	$13,784	$14,337
06/18	$14,487	$13,874	$14,424
07/18	$14,610	$14,335	$14,678
08/18	$14,897	$14,838	$15,028
09/18	$14,323	$14,863	$14,655
10/18	$12,925	$13,768	$13,343
11/18	$13,063	$14,044	$13,558
12/18	$11,400	$12,737	$11,919
01/19	$12,833	$13,830	$13,223
02/19	$13,313	$14,316	$13,737
03/19	$12,789	$14,526	$13,341
04/19	$13,229	$15,106	$13,846
05/19	$11,908	$14,128	$12,715
06/19	$12,790	$15,120	$13,524
07/19	$12,819	$15,345	$13,546
08/19	$11,790	$15,032	$12,790
09/19	$12,544	$15,296	$13,447
10/19	$12,708	$15,625	$13,773
11/19	$13,094	$16,219	$14,095
12/19	$13,683	$16,688	$14,589
01/20	$12,766	$16,669	$13,802
02/20	$11,438	$15,305	$12,461
03/20	$8,736	$13,200	$9,386
04/20	$10,023	$14,948	$10,544
05/20	$10,416	$15,748	$10,847
06/20	$10,752	$16,108	$11,161
07/20	$10,787	$17,022	$11,391
08/20	$11,493	$18,255	$12,005
09/20	$10,993	$17,591	$11,446
10/20	$11,428	$17,211	$11,855
11/20	$13,617	$19,305	$14,144
12/20	$14,641	$20,173	$15,265
01/21	$15,018	$20,084	$16,068
02/21	$16,942	$20,711	$17,577
03/21	$17,843	$21,454	$18,496
04/21	$18,331	$22,560	$18,870
05/21	$18,967	$22,663	$19,457
06/21	$18,471	$23,222	$19,339
07/21	$17,952	$23,614	$18,647
08/21	$18,340	$24,288	$19,146
09/21	$18,133	$23,198	$18,763
10/21	$18,715	$24,767	$19,478
11/21	$18,052	$24,390	$18,813
12/21	$18,714	$25,350	$19,580
01/22	$17,934	$23,859	$18,438
02/22	$18,338	$23,258	$18,744
03/22	$18,346	$24,012	$19,110
04/22	$17,111	$21,857	$17,627
05/22	$17,385	$21,828	$17,966
06/22	$15,631	$20,002	$16,191
07/22	$17,155	$21,878	$17,758
08/22	$16,730	$21,062	$17,197
09/22	$15,101	$19,109	$15,444
10/22	$16,906	$20,676	$17,389
11/22	$17,653	$21,755	$17,920
12/22	$16,930	$20,481	$16,744
01/23	$18,768	$21,892	$18,342
02/23	$18,407	$21,380	$17,919
03/23	$17,179	$21,952	$16,634
04/23	$16,834	$22,186	$16,219
05/23	$16,465	$22,272	$15,900
06/23	$18,163	$23,793	$17,163
07/23	$19,346	$24,646	$18,459
08/23	$18,883	$24,170	$17,571
09/23	$17,790	$23,019	$16,656
10/23	$16,730	$22,408	$15,662
11/23	$18,187	$24,498	$17,072
12/23	$20,401	$25,797	$19,197
01/24	$19,534	$26,083	$18,325
02/24	$20,105	$27,495	$18,924
03/24	$21,157	$28,382	$19,754
04/24	$19,764	$27,133	$18,495
05/24	$20,862	$28,415	$19,360
06/24	$20,124	$29,295	$19,034
07/24	$22,020	$29,839	$21,353
08/24	$21,455	$30,489	$20,952
09/24	$21,586	$31,120	$20,966
10/24	$21,213	$30,891	$20,638
11/24	$23,584	$32,946	$22,628
12/24	$21,998	$31,939	$20,743
01/25	$22,584	$32,947	$21,169
02/25	$21,360	$32,316	$20,359
03/25	$20,252	$30,431	$19,137
04/25	$19,416	$30,227	$18,368
05/25	$20,524	$32,143	$19,140
06/25	$21,445	$33,776	$20,087
07/25	$21,780	$34,520	$20,442
08/25	$23,596	$35,318	$22,173
09/25	$24,052	$36,537	$22,619
10/25	$23,863	$37,320	$22,676
11/25	$24,676	$37,423	$23,313
12/25	$25,013	$37,415	$23,355
01/26	$26,285	$37,996	$24,957
02/26	$26,467	$37,815	$25,438
03/26	$25,139	$35,935	$24,513
04/26	$27,572	$39,601	$26,880
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	42.01	8.51	10.67
Class C (including sales charges)	41.01	8.51	10.67
Russell 3000® Index	31.01	11.91	14.75
Russell 2000® Value Index	46.34	7.33	10.39

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,211,976,094
Total number of portfolio holdings	228
Management services fees (represents 0.79% of Fund average net assets)	$14,484,082
Portfolio turnover for the reporting period	67%

Columbia Small Cap Value Discovery Fund | Class C | ASR287-04_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	18.0%
Industrials	17.1%
Real Estate	13.6%
Consumer Discretionary	11.5%
Health Care	8.3%
Energy	8.2%
Materials	7.7%
Information Technology	6.6%
Consumer Staples	4.1%
Communication Services	2.2%
Other	1.3%

Top Holdings

Table Summary
Littelfuse, Inc.	1.2%
Knight-Swift Transportation Holdings, Inc.	1.1%
Meritage Homes Corp.	1.1%
National Fuel Gas Co.	1.0%
ArcBest Corp.	1.0%
Rayonier, Inc.	1.0%
Kite Realty Group Trust	1.0%
Vishay Intertechnology, Inc.	1.0%
UFP Industries, Inc.	1.0%
Polaris, Inc.	1.0%

Asset Categories

Table Summary
Common Stocks	98.6%
Other	1.3%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund I to Columbia Small Cap Value Discovery Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value Discovery Fund | Class C | ASR287-04_(06/26) |

Columbia Small Cap Value Discovery Fund

Class R | CSVRX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia Small Cap Value Discovery Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$175	1.44%

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the energy, materials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the financials and utilities sectors and a larger allocation to the materials sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in PACS Group, a post-acute healthcare operator; MP Materials, a rare earth materials company; uniQure, a gene therapy developer; Celcuity, a cancer-focused biotech company; and Olema Pharmaceuticals, another cancer-focused biotech company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, communication services and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the consumer discretionary and consumer staples sectors and a smaller allocation to the energy sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Everforth, an IT solutions company; KinderCare Learning, an early childhood education company; and Perrigo, an over-the-counter pharmaceutical manufacturer, were among the top detractors from the Fund’s relative performance. Zero weights in TTM Technologies, an electronic components manufacturer; and EchoStar, a telecom company with a right to acquire an ownership stake in SpaceX, were also among the top detractors from relative performance.

Columbia Small Cap Value Discovery Fund | Class R | ASR287-12_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Small Cap Value Discovery Fund Class R ($28,985)	Russell 3000® Index ($39,601)	Russell 2000® Value Index ($26,880)
04/16	$10,000	$10,000	$10,000
05/16	$10,059	$10,179	$10,183
06/16	$9,834	$10,200	$10,214
07/16	$10,442	$10,605	$10,765
08/16	$10,859	$10,632	$11,033
09/16	$10,970	$10,648	$11,120
10/16	$10,479	$10,418	$10,754
11/16	$11,984	$10,884	$12,182
12/16	$12,480	$11,097	$12,685
01/17	$12,477	$11,305	$12,594
02/17	$12,634	$11,726	$12,777
03/17	$12,598	$11,734	$12,668
04/17	$12,571	$11,858	$12,718
05/17	$12,230	$11,980	$12,322
06/17	$12,795	$12,088	$12,753
07/17	$13,045	$12,316	$12,834
08/17	$12,753	$12,339	$12,518
09/17	$13,770	$12,640	$13,405
10/17	$13,857	$12,916	$13,422
11/17	$14,298	$13,308	$13,811
12/17	$14,179	$13,441	$13,679
01/18	$14,305	$14,150	$13,848
02/18	$13,523	$13,628	$13,155
03/18	$13,564	$13,355	$13,318
04/18	$13,799	$13,406	$13,549
05/18	$14,509	$13,784	$14,337
06/18	$14,651	$13,874	$14,424
07/18	$14,779	$14,335	$14,678
08/18	$15,078	$14,838	$15,028
09/18	$14,502	$14,863	$14,655
10/18	$13,091	$13,768	$13,343
11/18	$13,237	$14,044	$13,558
12/18	$11,554	$12,737	$11,919
01/19	$13,015	$13,830	$13,223
02/19	$13,508	$14,316	$13,737
03/19	$12,978	$14,526	$13,341
04/19	$13,431	$15,106	$13,846
05/19	$12,095	$14,128	$12,715
06/19	$12,994	$15,120	$13,524
07/19	$13,031	$15,345	$13,546
08/19	$11,988	$15,032	$12,790
09/19	$12,762	$15,296	$13,447
10/19	$12,937	$15,625	$13,773
11/19	$13,335	$16,219	$14,095
12/19	$13,942	$16,688	$14,589
01/20	$13,011	$16,669	$13,802
02/20	$11,660	$15,305	$12,461
03/20	$8,912	$13,200	$9,386
04/20	$10,225	$14,948	$10,544
05/20	$10,633	$15,748	$10,847
06/20	$10,981	$16,108	$11,161
07/20	$11,023	$17,022	$11,391
08/20	$11,752	$18,255	$12,005
09/20	$11,244	$17,591	$11,446
10/20	$11,691	$17,211	$11,855
11/20	$13,938	$19,305	$14,144
12/20	$14,994	$20,173	$15,265
01/21	$15,381	$20,084	$16,068
02/21	$17,357	$20,711	$17,577
03/21	$18,292	$21,454	$18,496
04/21	$18,798	$22,560	$18,870
05/21	$19,456	$22,663	$19,457
06/21	$18,957	$23,222	$19,339
07/21	$18,436	$23,614	$18,647
08/21	$18,842	$24,288	$19,146
09/21	$18,635	$23,198	$18,763
10/21	$19,240	$24,767	$19,478
11/21	$18,568	$24,390	$18,813
12/21	$19,256	$25,350	$19,580
01/22	$18,462	$23,859	$18,438
02/22	$18,887	$23,258	$18,744
03/22	$18,900	$24,012	$19,110
04/22	$17,638	$21,857	$17,627
05/22	$17,924	$21,828	$17,966
06/22	$16,123	$20,002	$16,191
07/22	$17,708	$21,878	$17,758
08/22	$17,270	$21,062	$17,197
09/22	$15,598	$19,109	$15,444
10/22	$17,468	$20,676	$17,389
11/22	$18,247	$21,755	$17,920
12/22	$17,515	$20,481	$16,744
01/23	$19,420	$21,892	$18,342
02/23	$19,051	$21,380	$17,919
03/23	$17,791	$21,952	$16,634
04/23	$17,436	$22,186	$16,219
05/23	$17,067	$22,272	$15,900
06/23	$18,828	$23,793	$17,163
07/23	$20,067	$24,646	$18,459
08/23	$19,593	$24,170	$17,571
09/23	$18,466	$23,019	$16,656
10/23	$17,372	$22,408	$15,662
11/23	$18,893	$24,498	$17,072
12/23	$21,200	$25,797	$19,197
01/24	$20,317	$26,083	$18,325
02/24	$20,916	$27,495	$18,924
03/24	$22,019	$28,382	$19,754
04/24	$20,576	$27,133	$18,495
05/24	$21,734	$28,415	$19,360
06/24	$20,971	$29,295	$19,034
07/24	$22,956	$29,839	$21,353
08/24	$22,371	$30,489	$20,952
09/24	$22,522	$31,120	$20,966
10/24	$22,141	$30,891	$20,638
11/24	$24,627	$32,946	$22,628
12/24	$22,975	$31,939	$20,743
01/25	$23,605	$32,947	$21,169
02/25	$22,335	$32,316	$20,359
03/25	$21,178	$30,431	$19,137
04/25	$20,319	$30,227	$18,368
05/25	$21,482	$32,143	$19,140
06/25	$22,458	$33,776	$20,087
07/25	$22,816	$34,520	$20,442
08/25	$24,733	$35,318	$22,173
09/25	$25,212	$36,537	$22,619
10/25	$25,036	$37,320	$22,676
11/25	$25,895	$37,423	$23,313
12/25	$26,263	$37,415	$23,355
01/26	$27,608	$37,996	$24,957
02/26	$27,810	$37,815	$25,438
03/26	$26,422	$35,935	$24,513
04/26	$28,985	$39,601	$26,880
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	42.64	9.05	11.23
Russell 3000® Index	31.01	11.91	14.75
Russell 2000® Value Index	46.34	7.33	10.39

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,211,976,094
Total number of portfolio holdings	228
Management services fees (represents 0.79% of Fund average net assets)	$14,484,082
Portfolio turnover for the reporting period	67%

Columbia Small Cap Value Discovery Fund | Class R | ASR287-12_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	18.0%
Industrials	17.1%
Real Estate	13.6%
Consumer Discretionary	11.5%
Health Care	8.3%
Energy	8.2%
Materials	7.7%
Information Technology	6.6%
Consumer Staples	4.1%
Communication Services	2.2%
Other	1.3%

Top Holdings

Table Summary
Littelfuse, Inc.	1.2%
Knight-Swift Transportation Holdings, Inc.	1.1%
Meritage Homes Corp.	1.1%
National Fuel Gas Co.	1.0%
ArcBest Corp.	1.0%
Rayonier, Inc.	1.0%
Kite Realty Group Trust	1.0%
Vishay Intertechnology, Inc.	1.0%
UFP Industries, Inc.	1.0%
Polaris, Inc.	1.0%

Asset Categories

Table Summary
Common Stocks	98.6%
Other	1.3%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund I to Columbia Small Cap Value Discovery Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value Discovery Fund | Class R | ASR287-12_(06/26) |

Columbia Small Cap Value Discovery Fund

Class S | CSCQX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia Small Cap Value Discovery Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$114	0.94%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the energy, materials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the financials and utilities sectors and a larger allocation to the materials sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in PACS Group, a post-acute healthcare operator; MP Materials, a rare earth materials company; uniQure, a gene therapy developer; Celcuity, a cancer-focused biotech company; and Olema Pharmaceuticals, another cancer-focused biotech company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, communication services and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the consumer discretionary and consumer staples sectors and a smaller allocation to the energy sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Everforth, an IT solutions company; KinderCare Learning, an early childhood education company; and Perrigo, an over-the-counter pharmaceutical manufacturer, were among the top detractors from the Fund’s relative performance. Zero weights in TTM Technologies, an electronic components manufacturer; and EchoStar, a telecom company with a right to acquire an ownership stake in SpaceX, were also among the top detractors from relative performance.

Columbia Small Cap Value Discovery Fund | Class S | ASR287-16_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Small Cap Value Discovery Fund Class S ($29,845)	Russell 3000® Index ($39,601)	Russell 2000® Value Index ($26,880)
04/16	$10,000	$10,000	$10,000
05/16	$10,061	$10,179	$10,183
06/16	$9,839	$10,200	$10,214
07/16	$10,448	$10,605	$10,765
08/16	$10,868	$10,632	$11,033
09/16	$10,982	$10,648	$11,120
10/16	$10,491	$10,418	$10,754
11/16	$12,000	$10,884	$12,182
12/16	$12,502	$11,097	$12,685
01/17	$12,502	$11,305	$12,594
02/17	$12,659	$11,726	$12,777
03/17	$12,626	$11,734	$12,668
04/17	$12,602	$11,858	$12,718
05/17	$12,265	$11,980	$12,322
06/17	$12,833	$12,088	$12,753
07/17	$13,089	$12,316	$12,834
08/17	$12,797	$12,339	$12,518
09/17	$13,820	$12,640	$13,405
10/17	$13,907	$12,916	$13,422
11/17	$14,355	$13,308	$13,811
12/17	$14,241	$13,441	$13,679
01/18	$14,367	$14,150	$13,848
02/18	$13,583	$13,628	$13,155
03/18	$13,631	$13,355	$13,318
04/18	$13,866	$13,406	$13,549
05/18	$14,585	$13,784	$14,337
06/18	$14,731	$13,874	$14,424
07/18	$14,863	$14,335	$14,678
08/18	$15,166	$14,838	$15,028
09/18	$14,591	$14,863	$14,655
10/18	$13,174	$13,768	$13,343
11/18	$13,324	$14,044	$13,558
12/18	$11,632	$12,737	$11,919
01/19	$13,103	$13,830	$13,223
02/19	$13,602	$14,316	$13,737
03/19	$13,074	$14,526	$13,341
04/19	$13,536	$15,106	$13,846
05/19	$12,190	$14,128	$12,715
06/19	$13,100	$15,120	$13,524
07/19	$13,138	$15,345	$13,546
08/19	$12,091	$15,032	$12,790
09/19	$12,872	$15,296	$13,447
10/19	$13,051	$15,625	$13,773
11/19	$13,458	$16,219	$14,095
12/19	$14,070	$16,688	$14,589
01/20	$13,133	$16,669	$13,802
02/20	$11,773	$15,305	$12,461
03/20	$8,997	$13,200	$9,386
04/20	$10,330	$14,948	$10,544
05/20	$10,744	$15,748	$10,847
06/20	$11,097	$16,108	$11,161
07/20	$11,143	$17,022	$11,391
08/20	$11,878	$18,255	$12,005
09/20	$11,370	$17,591	$11,446
10/20	$11,828	$17,211	$11,855
11/20	$14,101	$19,305	$14,144
12/20	$15,171	$20,173	$15,265
01/21	$15,565	$20,084	$16,068
02/21	$17,573	$20,711	$17,577
03/21	$18,519	$21,454	$18,496
04/21	$19,036	$22,560	$18,870
05/21	$19,708	$22,663	$19,457
06/21	$19,208	$23,222	$19,339
07/21	$18,682	$23,614	$18,647
08/21	$19,100	$24,288	$19,146
09/21	$18,891	$23,198	$18,763
10/21	$19,509	$24,767	$19,478
11/21	$18,831	$24,390	$18,813
12/21	$19,534	$25,350	$19,580
01/22	$18,733	$23,859	$18,438
02/22	$19,166	$23,258	$18,744
03/22	$19,184	$24,012	$19,110
04/22	$17,906	$21,857	$17,627
05/22	$18,203	$21,828	$17,966
06/22	$16,378	$20,002	$16,191
07/22	$17,990	$21,878	$17,758
08/22	$17,549	$21,062	$17,197
09/22	$15,853	$19,109	$15,444
10/22	$17,762	$20,676	$17,389
11/22	$18,557	$21,755	$17,920
12/22	$17,810	$20,481	$16,744
01/23	$19,754	$21,892	$18,342
02/23	$19,381	$21,380	$17,919
03/23	$18,103	$21,952	$16,634
04/23	$17,744	$22,186	$16,219
05/23	$17,376	$22,272	$15,900
06/23	$19,172	$23,793	$17,163
07/23	$20,439	$24,646	$18,459
08/23	$19,960	$24,170	$17,571
09/23	$18,816	$23,019	$16,656
10/23	$17,706	$22,408	$15,662
11/23	$19,262	$24,498	$17,072
12/23	$21,614	$25,797	$19,197
01/24	$20,715	$26,083	$18,325
02/24	$21,331	$27,495	$18,924
03/24	$22,463	$28,382	$19,754
04/24	$20,998	$27,133	$18,495
05/24	$22,180	$28,415	$19,360
06/24	$21,407	$29,295	$19,034
07/24	$23,437	$29,839	$21,353
08/24	$22,850	$30,489	$20,952
09/24	$23,003	$31,120	$20,966
10/24	$22,628	$30,891	$20,638
11/24	$25,180	$32,946	$22,628
12/24	$23,498	$31,939	$20,743
01/25	$24,152	$32,947	$21,169
02/25	$22,861	$32,316	$20,359
03/25	$21,685	$30,431	$19,137
04/25	$20,815	$30,227	$18,368
05/25	$22,019	$32,143	$19,140
06/25	$23,031	$33,776	$20,087
07/25	$23,403	$34,520	$20,442
08/25	$25,382	$35,318	$22,173
09/25	$25,886	$36,537	$22,619
10/25	$25,712	$37,320	$22,676
11/25	$26,607	$37,423	$23,313
12/25	$26,996	$37,415	$23,355
01/26	$28,392	$37,996	$24,957
02/26	$28,608	$37,815	$25,438
03/26	$27,191	$35,935	$24,513
04/26	$29,845	$39,601	$26,880
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	43.39	9.41	11.55
Russell 3000® Index	31.01	11.91	14.75
Russell 2000® Value Index	46.34	7.33	10.39
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,211,976,094
Total number of portfolio holdings	228
Management services fees (represents 0.79% of Fund average net assets)	$14,484,082
Portfolio turnover for the reporting period	67%

Columbia Small Cap Value Discovery Fund | Class S | ASR287-16_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	18.0%
Industrials	17.1%
Real Estate	13.6%
Consumer Discretionary	11.5%
Health Care	8.3%
Energy	8.2%
Materials	7.7%
Information Technology	6.6%
Consumer Staples	4.1%
Communication Services	2.2%
Other	1.3%

Top Holdings

Table Summary
Littelfuse, Inc.	1.2%
Knight-Swift Transportation Holdings, Inc.	1.1%
Meritage Homes Corp.	1.1%
National Fuel Gas Co.	1.0%
ArcBest Corp.	1.0%
Rayonier, Inc.	1.0%
Kite Realty Group Trust	1.0%
Vishay Intertechnology, Inc.	1.0%
UFP Industries, Inc.	1.0%
Polaris, Inc.	1.0%

Asset Categories

Table Summary
Common Stocks	98.6%
Other	1.3%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund I to Columbia Small Cap Value Discovery Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value Discovery Fund | Class S | ASR287-16_(06/26) |

Columbia Small Cap Value Discovery Fund

Institutional 2 Class | CUURX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia Small Cap Value Discovery Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$104	0.85%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the energy, materials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the financials and utilities sectors and a larger allocation to the materials sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in PACS Group, a post-acute healthcare operator; MP Materials, a rare earth materials company; uniQure, a gene therapy developer; Celcuity, a cancer-focused biotech company; and Olema Pharmaceuticals, another cancer-focused biotech company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, communication services and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the consumer discretionary and consumer staples sectors and a smaller allocation to the energy sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Everforth, an IT solutions company; KinderCare Learning, an early childhood education company; and Perrigo, an over-the-counter pharmaceutical manufacturer, were among the top detractors from the Fund’s relative performance. Zero weights in TTM Technologies, an electronic components manufacturer; and EchoStar, a telecom company with a right to acquire an ownership stake in SpaceX, were also among the top detractors from relative performance.

Columbia Small Cap Value Discovery Fund | Institutional 2 Class | ASR287-15_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Small Cap Value Discovery Fund Institutional 2 Class ($30,820)	Russell 3000® Index ($39,601)	Russell 2000® Value Index ($26,880)
04/16	$10,000	$10,000	$10,000
05/16	$10,065	$10,179	$10,183
06/16	$9,843	$10,200	$10,214
07/16	$10,457	$10,605	$10,765
08/16	$10,882	$10,632	$11,033
09/16	$11,000	$10,648	$11,120
10/16	$10,511	$10,418	$10,754
11/16	$12,028	$10,884	$12,182
12/16	$12,534	$11,097	$12,685
01/17	$12,540	$11,305	$12,594
02/17	$12,702	$11,726	$12,777
03/17	$12,672	$11,734	$12,668
04/17	$12,650	$11,858	$12,718
05/17	$12,316	$11,980	$12,322
06/17	$12,891	$12,088	$12,753
07/17	$13,150	$12,316	$12,834
08/17	$12,863	$12,339	$12,518
09/17	$13,896	$12,640	$13,405
10/17	$13,988	$12,916	$13,422
11/17	$14,441	$13,308	$13,811
12/17	$14,330	$13,441	$13,679
01/18	$14,462	$14,150	$13,848
02/18	$13,679	$13,628	$13,155
03/18	$13,730	$13,355	$13,318
04/18	$13,973	$13,406	$13,549
05/18	$14,702	$13,784	$14,337
06/18	$14,854	$13,874	$14,424
07/18	$14,992	$14,335	$14,678
08/18	$15,301	$14,838	$15,028
09/18	$14,726	$14,863	$14,655
10/18	$13,301	$13,768	$13,343
11/18	$13,457	$14,044	$13,558
12/18	$11,752	$12,737	$11,919
01/19	$13,244	$13,830	$13,223
02/19	$13,751	$14,316	$13,737
03/19	$13,218	$14,526	$13,341
04/19	$13,693	$15,106	$13,846
05/19	$12,333	$14,128	$12,715
06/19	$13,261	$15,120	$13,524
07/19	$13,304	$15,345	$13,546
08/19	$12,246	$15,032	$12,790
09/19	$13,042	$15,296	$13,447
10/19	$13,228	$15,625	$13,773
11/19	$13,642	$16,219	$14,095
12/19	$14,269	$16,688	$14,589
01/20	$13,323	$16,669	$13,802
02/20	$11,948	$15,305	$12,461
03/20	$9,135	$13,200	$9,386
04/20	$10,489	$14,948	$10,544
05/20	$10,911	$15,748	$10,847
06/20	$11,272	$16,108	$11,161
07/20	$11,326	$17,022	$11,391
08/20	$12,077	$18,255	$12,005
09/20	$11,560	$17,591	$11,446
10/20	$12,033	$17,211	$11,855
11/20	$14,347	$19,305	$14,144
12/20	$15,444	$20,173	$15,265
01/21	$15,852	$20,084	$16,068
02/21	$17,899	$20,711	$17,577
03/21	$18,870	$21,454	$18,496
04/21	$19,402	$22,560	$18,870
05/21	$20,093	$22,663	$19,457
06/21	$19,590	$23,222	$19,339
07/21	$19,056	$23,614	$18,647
08/21	$19,485	$24,288	$19,146
09/21	$19,283	$23,198	$18,763
10/21	$19,917	$24,767	$19,478
11/21	$19,234	$24,390	$18,813
12/21	$19,955	$25,350	$19,580
01/22	$19,143	$23,859	$18,438
02/22	$19,590	$23,258	$18,744
03/22	$19,617	$24,012	$19,110
04/22	$18,315	$21,857	$17,627
05/22	$18,620	$21,828	$17,966
06/22	$16,757	$20,002	$16,191
07/22	$18,414	$21,878	$17,758
08/22	$17,967	$21,062	$17,197
09/22	$16,235	$19,109	$15,444
10/22	$18,193	$20,676	$17,389
11/22	$19,015	$21,755	$17,920
12/22	$18,256	$20,481	$16,744
01/23	$20,255	$21,892	$18,342
02/23	$19,877	$21,380	$17,919
03/23	$18,573	$21,952	$16,634
04/23	$18,208	$22,186	$16,219
05/23	$17,834	$22,272	$15,900
06/23	$19,688	$23,793	$17,163
07/23	$20,992	$24,646	$18,459
08/23	$20,503	$24,170	$17,571
09/23	$19,337	$23,019	$16,656
10/23	$18,198	$22,408	$15,662
11/23	$19,805	$24,498	$17,072
12/23	$22,228	$25,797	$19,197
01/24	$21,312	$26,083	$18,325
02/24	$21,956	$27,495	$18,924
03/24	$23,127	$28,382	$19,754
04/24	$21,619	$27,133	$18,495
05/24	$22,846	$28,415	$19,360
06/24	$22,054	$29,295	$19,034
07/24	$24,155	$29,839	$21,353
08/24	$23,553	$30,489	$20,952
09/24	$23,721	$31,120	$20,966
10/24	$23,337	$30,891	$20,638
11/24	$25,967	$32,946	$22,628
12/24	$24,234	$31,939	$20,743
01/25	$24,916	$32,947	$21,169
02/25	$23,580	$32,316	$20,359
03/25	$22,371	$30,431	$19,137
04/25	$21,473	$30,227	$18,368
05/25	$22,714	$32,143	$19,140
06/25	$23,762	$33,776	$20,087
07/25	$24,152	$34,520	$20,442
08/25	$26,192	$35,318	$22,173
09/25	$26,716	$36,537	$22,619
10/25	$26,540	$37,320	$22,676
11/25	$27,467	$37,423	$23,313
12/25	$27,864	$37,415	$23,355
01/26	$29,309	$37,996	$24,957
02/26	$29,537	$37,815	$25,438
03/26	$28,076	$35,935	$24,513
04/26	$30,820	$39,601	$26,880
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	43.53	9.70	11.91
Russell 3000® Index	31.01	11.91	14.75
Russell 2000® Value Index	46.34	7.33	10.39

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,211,976,094
Total number of portfolio holdings	228
Management services fees (represents 0.79% of Fund average net assets)	$14,484,082
Portfolio turnover for the reporting period	67%

Columbia Small Cap Value Discovery Fund | Institutional 2 Class | ASR287-15_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	18.0%
Industrials	17.1%
Real Estate	13.6%
Consumer Discretionary	11.5%
Health Care	8.3%
Energy	8.2%
Materials	7.7%
Information Technology	6.6%
Consumer Staples	4.1%
Communication Services	2.2%
Other	1.3%

Top Holdings

Table Summary
Littelfuse, Inc.	1.2%
Knight-Swift Transportation Holdings, Inc.	1.1%
Meritage Homes Corp.	1.1%
National Fuel Gas Co.	1.0%
ArcBest Corp.	1.0%
Rayonier, Inc.	1.0%
Kite Realty Group Trust	1.0%
Vishay Intertechnology, Inc.	1.0%
UFP Industries, Inc.	1.0%
Polaris, Inc.	1.0%

Asset Categories

Table Summary
Common Stocks	98.6%
Other	1.3%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund I to Columbia Small Cap Value Discovery Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value Discovery Fund | Institutional 2 Class | ASR287-15_(06/26) |

Columbia Small Cap Value Discovery Fund

Institutional 3 Class | CSVYX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia Small Cap Value Discovery Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$99	0.81%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the energy, materials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the financials and utilities sectors and a larger allocation to the materials sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in PACS Group, a post-acute healthcare operator; MP Materials, a rare earth materials company; uniQure, a gene therapy developer; Celcuity, a cancer-focused biotech company; and Olema Pharmaceuticals, another cancer-focused biotech company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, communication services and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the consumer discretionary and consumer staples sectors and a smaller allocation to the energy sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Everforth, an IT solutions company; KinderCare Learning, an early childhood education company; and Perrigo, an over-the-counter pharmaceutical manufacturer, were among the top detractors from the Fund’s relative performance. Zero weights in TTM Technologies, an electronic components manufacturer; and EchoStar, a telecom company with a right to acquire an ownership stake in SpaceX, were also among the top detractors from relative performance.

Columbia Small Cap Value Discovery Fund | Institutional 3 Class | ASR287-17_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Small Cap Value Discovery Fund Institutional 3 Class ($30,969)	Russell 3000® Index ($39,601)	Russell 2000® Value Index ($26,880)
04/16	$10,000	$10,000	$10,000
05/16	$10,066	$10,179	$10,183
06/16	$9,844	$10,200	$10,214
07/16	$10,458	$10,605	$10,765
08/16	$10,884	$10,632	$11,033
09/16	$11,002	$10,648	$11,120
10/16	$10,513	$10,418	$10,754
11/16	$12,031	$10,884	$12,182
12/16	$12,538	$11,097	$12,685
01/17	$12,544	$11,305	$12,594
02/17	$12,707	$11,726	$12,777
03/17	$12,676	$11,734	$12,668
04/17	$12,657	$11,858	$12,718
05/17	$12,323	$11,980	$12,322
06/17	$12,898	$12,088	$12,753
07/17	$13,160	$12,316	$12,834
08/17	$12,871	$12,339	$12,518
09/17	$13,906	$12,640	$13,405
10/17	$13,998	$12,916	$13,422
11/17	$14,453	$13,308	$13,811
12/17	$14,340	$13,441	$13,679
01/18	$14,475	$14,150	$13,848
02/18	$13,691	$13,628	$13,155
03/18	$13,743	$13,355	$13,318
04/18	$13,986	$13,406	$13,549
05/18	$14,715	$13,784	$14,337
06/18	$14,866	$13,874	$14,424
07/18	$15,007	$14,335	$14,678
08/18	$15,318	$14,838	$15,028
09/18	$14,743	$14,863	$14,655
10/18	$13,316	$13,768	$13,343
11/18	$13,472	$14,044	$13,558
12/18	$11,768	$12,737	$11,919
01/19	$13,262	$13,830	$13,223
02/19	$13,770	$14,316	$13,737
03/19	$13,239	$14,526	$13,341
04/19	$13,710	$15,106	$13,846
05/19	$12,352	$14,128	$12,715
06/19	$13,279	$15,120	$13,524
07/19	$13,324	$15,345	$13,546
08/19	$12,267	$15,032	$12,790
09/19	$13,064	$15,296	$13,447
10/19	$13,249	$15,625	$13,773
11/19	$13,664	$16,219	$14,095
12/19	$14,294	$16,688	$14,589
01/20	$13,347	$16,669	$13,802
02/20	$11,970	$15,305	$12,461
03/20	$9,150	$13,200	$9,386
04/20	$10,510	$14,948	$10,544
05/20	$10,934	$15,748	$10,847
06/20	$11,297	$16,108	$11,161
07/20	$11,349	$17,022	$11,391
08/20	$12,105	$18,255	$12,005
09/20	$11,587	$17,591	$11,446
10/20	$12,056	$17,211	$11,855
11/20	$14,380	$19,305	$14,144
12/20	$15,479	$20,173	$15,265
01/21	$15,888	$20,084	$16,068
02/21	$17,940	$20,711	$17,577
03/21	$18,913	$21,454	$18,496
04/21	$19,447	$22,560	$18,870
05/21	$20,142	$22,663	$19,457
06/21	$19,636	$23,222	$19,339
07/21	$19,104	$23,614	$18,647
08/21	$19,539	$24,288	$19,146
09/21	$19,331	$23,198	$18,763
10/21	$19,970	$24,767	$19,478
11/21	$19,284	$24,390	$18,813
12/21	$20,012	$25,350	$19,580
01/22	$19,196	$23,859	$18,438
02/22	$19,647	$23,258	$18,744
03/22	$19,670	$24,012	$19,110
04/22	$18,367	$21,857	$17,627
05/22	$18,678	$21,828	$17,966
06/22	$16,808	$20,002	$16,191
07/22	$18,470	$21,878	$17,758
08/22	$18,024	$21,062	$17,197
09/22	$16,288	$19,109	$15,444
10/22	$18,253	$20,676	$17,389
11/22	$19,076	$21,755	$17,920
12/22	$18,316	$20,481	$16,744
01/23	$20,320	$21,892	$18,342
02/23	$19,946	$21,380	$17,919
03/23	$18,633	$21,952	$16,634
04/23	$18,270	$22,186	$16,219
05/23	$17,896	$22,272	$15,900
06/23	$19,757	$23,793	$17,163
07/23	$21,067	$24,646	$18,459
08/23	$20,577	$24,170	$17,571
09/23	$19,406	$23,019	$16,656
10/23	$18,268	$22,408	$15,662
11/23	$19,878	$24,498	$17,072
12/23	$22,313	$25,797	$19,197
01/24	$21,397	$26,083	$18,325
02/24	$22,039	$27,495	$18,924
03/24	$23,216	$28,382	$19,754
04/24	$21,707	$27,133	$18,495
05/24	$22,937	$28,415	$19,360
06/24	$22,141	$29,295	$19,034
07/24	$24,252	$29,839	$21,353
08/24	$23,649	$30,489	$20,952
09/24	$23,819	$31,120	$20,966
10/24	$23,433	$30,891	$20,638
11/24	$26,077	$32,946	$22,628
12/24	$24,337	$31,939	$20,743
01/25	$25,023	$32,947	$21,169
02/25	$23,684	$32,316	$20,359
03/25	$22,467	$30,431	$19,137
04/25	$21,570	$30,227	$18,368
05/25	$22,815	$32,143	$19,140
06/25	$23,868	$33,776	$20,087
07/25	$24,259	$34,520	$20,442
08/25	$26,314	$35,318	$22,173
09/25	$26,841	$36,537	$22,619
10/25	$26,662	$37,320	$22,676
11/25	$27,595	$37,423	$23,313
12/25	$27,998	$37,415	$23,355
01/26	$29,446	$37,996	$24,957
02/26	$29,679	$37,815	$25,438
03/26	$28,214	$35,935	$24,513
04/26	$30,969	$39,601	$26,880
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	43.57	9.75	11.97
Russell 3000® Index	31.01	11.91	14.75
Russell 2000® Value Index	46.34	7.33	10.39

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,211,976,094
Total number of portfolio holdings	228
Management services fees (represents 0.79% of Fund average net assets)	$14,484,082
Portfolio turnover for the reporting period	67%

Columbia Small Cap Value Discovery Fund | Institutional 3 Class | ASR287-17_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	18.0%
Industrials	17.1%
Real Estate	13.6%
Consumer Discretionary	11.5%
Health Care	8.3%
Energy	8.2%
Materials	7.7%
Information Technology	6.6%
Consumer Staples	4.1%
Communication Services	2.2%
Other	1.3%

Top Holdings

Table Summary
Littelfuse, Inc.	1.2%
Knight-Swift Transportation Holdings, Inc.	1.1%
Meritage Homes Corp.	1.1%
National Fuel Gas Co.	1.0%
ArcBest Corp.	1.0%
Rayonier, Inc.	1.0%
Kite Realty Group Trust	1.0%
Vishay Intertechnology, Inc.	1.0%
UFP Industries, Inc.	1.0%
Polaris, Inc.	1.0%

Asset Categories

Table Summary
Common Stocks	98.6%
Other	1.3%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund I to Columbia Small Cap Value Discovery Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value Discovery Fund | Institutional 3 Class | ASR287-17_(06/26) |

Columbia Small Cap Value Discovery Fund

Institutional Class | CSCZX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia Small Cap Value Discovery Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$114	0.94%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the energy, materials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the financials and utilities sectors and a larger allocation to the materials sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in PACS Group, a post-acute healthcare operator; MP Materials, a rare earth materials company; uniQure, a gene therapy developer; Celcuity, a cancer-focused biotech company; and Olema Pharmaceuticals, another cancer-focused biotech company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, communication services and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the consumer discretionary and consumer staples sectors and a smaller allocation to the energy sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Everforth, an IT solutions company; KinderCare Learning, an early childhood education company; and Perrigo, an over-the-counter pharmaceutical manufacturer, were among the top detractors from the Fund’s relative performance. Zero weights in TTM Technologies, an electronic components manufacturer; and EchoStar, a telecom company with a right to acquire an ownership stake in SpaceX, were also among the top detractors from relative performance.

Columbia Small Cap Value Discovery Fund | Institutional Class | ASR287-08_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Small Cap Value Discovery Fund Institutional Class ($30,477)	Russell 3000® Index ($39,601)	Russell 2000® Value Index ($26,880)
04/16	$10,000	$10,000	$10,000
05/16	$10,064	$10,179	$10,183
06/16	$9,840	$10,200	$10,214
07/16	$10,453	$10,605	$10,765
08/16	$10,875	$10,632	$11,033
09/16	$10,992	$10,648	$11,120
10/16	$10,503	$10,418	$10,754
11/16	$12,017	$10,884	$12,182
12/16	$12,522	$11,097	$12,685
01/17	$12,525	$11,305	$12,594
02/17	$12,685	$11,726	$12,777
03/17	$12,655	$11,734	$12,668
04/17	$12,633	$11,858	$12,718
05/17	$12,296	$11,980	$12,322
06/17	$12,869	$12,088	$12,753
07/17	$13,128	$12,316	$12,834
08/17	$12,836	$12,339	$12,518
09/17	$13,867	$12,640	$13,405
10/17	$13,958	$12,916	$13,422
11/17	$14,409	$13,308	$13,811
12/17	$14,297	$13,441	$13,679
01/18	$14,429	$14,150	$13,848
02/18	$13,644	$13,628	$13,155
03/18	$13,693	$13,355	$13,318
04/18	$13,936	$13,406	$13,549
05/18	$14,657	$13,784	$14,337
06/18	$14,808	$13,874	$14,424
07/18	$14,943	$14,335	$14,678
08/18	$15,251	$14,838	$15,028
09/18	$14,676	$14,863	$14,655
10/18	$13,256	$13,768	$13,343
11/18	$13,410	$14,044	$13,558
12/18	$11,710	$12,737	$11,919
01/19	$13,194	$13,830	$13,223
02/19	$13,698	$14,316	$13,737
03/19	$13,167	$14,526	$13,341
04/19	$13,635	$15,106	$13,846
05/19	$12,281	$14,128	$12,715
06/19	$13,201	$15,120	$13,524
07/19	$13,246	$15,345	$13,546
08/19	$12,192	$15,032	$12,790
09/19	$12,980	$15,296	$13,447
10/19	$13,164	$15,625	$13,773
11/19	$13,576	$16,219	$14,095
12/19	$14,200	$16,688	$14,589
01/20	$13,254	$16,669	$13,802
02/20	$11,885	$15,305	$12,461
03/20	$9,085	$13,200	$9,386
04/20	$10,433	$14,948	$10,544
05/20	$10,853	$15,748	$10,847
06/20	$11,209	$16,108	$11,161
07/20	$11,261	$17,022	$11,391
08/20	$12,006	$18,255	$12,005
09/20	$11,492	$17,591	$11,446
10/20	$11,958	$17,211	$11,855
11/20	$14,261	$19,305	$14,144
12/20	$15,347	$20,173	$15,265
01/21	$15,749	$20,084	$16,068
02/21	$17,783	$20,711	$17,577
03/21	$18,746	$21,454	$18,496
04/21	$19,272	$22,560	$18,870
05/21	$19,958	$22,663	$19,457
06/21	$19,455	$23,222	$19,339
07/21	$18,928	$23,614	$18,647
08/21	$19,351	$24,288	$19,146
09/21	$19,146	$23,198	$18,763
10/21	$19,777	$24,767	$19,478
11/21	$19,096	$24,390	$18,813
12/21	$19,811	$25,350	$19,580
01/22	$19,004	$23,859	$18,438
02/22	$19,446	$23,258	$18,744
03/22	$19,469	$24,012	$19,110
04/22	$18,174	$21,857	$17,627
05/22	$18,481	$21,828	$17,966
06/22	$16,627	$20,002	$16,191
07/22	$18,269	$21,878	$17,758
08/22	$17,823	$21,062	$17,197
09/22	$16,108	$19,109	$15,444
10/22	$18,048	$20,676	$17,389
11/22	$18,861	$21,755	$17,920
12/22	$18,106	$20,481	$16,744
01/23	$20,088	$21,892	$18,342
02/23	$19,715	$21,380	$17,919
03/23	$18,414	$21,952	$16,634
04/23	$18,057	$22,186	$16,219
05/23	$17,684	$22,272	$15,900
06/23	$19,518	$23,793	$17,163
07/23	$20,810	$24,646	$18,459
08/23	$20,323	$24,170	$17,571
09/23	$19,164	$23,019	$16,656
10/23	$18,038	$22,408	$15,662
11/23	$19,626	$24,498	$17,072
12/23	$22,029	$25,797	$19,197
01/24	$21,117	$26,083	$18,325
02/24	$21,751	$27,495	$18,924
03/24	$22,910	$28,382	$19,754
04/24	$21,416	$27,133	$18,495
05/24	$22,628	$28,415	$19,360
06/24	$21,843	$29,295	$19,034
07/24	$23,922	$29,839	$21,353
08/24	$23,327	$30,489	$20,952
09/24	$23,487	$31,120	$20,966
10/24	$23,107	$30,891	$20,638
11/24	$25,708	$32,946	$22,628
12/24	$23,992	$31,939	$20,743
01/25	$24,665	$32,947	$21,169
02/25	$23,342	$32,316	$20,359
03/25	$22,145	$30,431	$19,137
04/25	$21,252	$30,227	$18,368
05/25	$22,482	$32,143	$19,140
06/25	$23,515	$33,776	$20,087
07/25	$23,900	$34,520	$20,442
08/25	$25,915	$35,318	$22,173
09/25	$26,435	$36,537	$22,619
10/25	$26,257	$37,320	$22,676
11/25	$27,171	$37,423	$23,313
12/25	$27,563	$37,415	$23,355
01/26	$28,988	$37,996	$24,957
02/26	$29,209	$37,815	$25,438
03/26	$27,768	$35,935	$24,513
04/26	$30,477	$39,601	$26,880
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	43.41	9.60	11.79
Russell 3000® Index	31.01	11.91	14.75
Russell 2000® Value Index	46.34	7.33	10.39

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,211,976,094
Total number of portfolio holdings	228
Management services fees (represents 0.79% of Fund average net assets)	$14,484,082
Portfolio turnover for the reporting period	67%

Columbia Small Cap Value Discovery Fund | Institutional Class | ASR287-08_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	18.0%
Industrials	17.1%
Real Estate	13.6%
Consumer Discretionary	11.5%
Health Care	8.3%
Energy	8.2%
Materials	7.7%
Information Technology	6.6%
Consumer Staples	4.1%
Communication Services	2.2%
Other	1.3%

Top Holdings

Table Summary
Littelfuse, Inc.	1.2%
Knight-Swift Transportation Holdings, Inc.	1.1%
Meritage Homes Corp.	1.1%
National Fuel Gas Co.	1.0%
ArcBest Corp.	1.0%
Rayonier, Inc.	1.0%
Kite Realty Group Trust	1.0%
Vishay Intertechnology, Inc.	1.0%
UFP Industries, Inc.	1.0%
Polaris, Inc.	1.0%

Asset Categories

Table Summary
Common Stocks	98.6%
Other	1.3%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund I to Columbia Small Cap Value Discovery Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value Discovery Fund | Institutional Class | ASR287-08_(06/26) |

Columbia Total Return Bond Fund

Class A | LIBAX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$76	0.74%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Agency mortgages | An overweight allocation to agency mortgage-backed securities was most positive for the Fund’s performance. Strong carry, supportive asset class technicals and valuations remained attractive during the period. Spreads tightened through the period, resulting in the Fund’s positive performance.

Consumer-based credit | Exposure to consumer-based credit proved beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained relatively strong and borrower delinquencies remained low.

Commercial mortgage-backed securities | Selection within commercial mortgage-backed securities was positive for the Fund’s performance. The asset class saw spreads tighten throughout the period as individual issuer selection contributed to overall performance.

High-yield corporate bonds | An out-of-benchmark allocation to high-yield bonds and bank loans positively contributed to the Fund’s overall performance.

Top Performance Detractors

Duration | The Fund’s generally overweight duration exposure detracted from the Fund's performance during periods when market bond yields rose.

Investment-grade corporates | The Fund’s underweight allocation to investment-grade corporate debt was a detractor from the Fund’s overall performance as the asset class had positive relative performance, which negatively impacted the Fund's performance.

ABS/CLOs | An allocation to asset-backed securities (ABS) and collateralized loan obligations (CLOs) marginally detracted from the Fund’s overall performance. Smaller compression effects in CLOs and ABS, relative to tightening seen in other asset classes, created a slight negative effect on the Fund’s overall performance.

Columbia Total Return Bond Fund | Class A | ASR166-01_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Total Return Bond Fund Class A (including sales charges) ($12,163)	Bloomberg U.S. Aggregate Bond Index ($11,803)
04/16	$9,705	$10,000
05/16	$9,717	$10,003
06/16	$9,863	$10,182
07/16	$9,968	$10,247
08/16	$10,000	$10,235
09/16	$9,988	$10,229
10/16	$9,944	$10,151
11/16	$9,722	$9,911
12/16	$9,757	$9,925
01/17	$9,802	$9,944
02/17	$9,863	$10,011
03/17	$9,872	$10,006
04/17	$9,935	$10,083
05/17	$10,011	$10,160
06/17	$10,009	$10,150
07/17	$10,065	$10,194
08/17	$10,132	$10,285
09/17	$10,089	$10,236
10/17	$10,098	$10,242
11/17	$10,064	$10,229
12/17	$10,106	$10,276
01/18	$10,036	$10,158
02/18	$9,942	$10,061
03/18	$9,994	$10,126
04/18	$9,943	$10,051
05/18	$10,027	$10,122
06/18	$10,010	$10,110
07/18	$10,016	$10,112
08/18	$10,081	$10,177
09/18	$10,023	$10,112
10/18	$9,911	$10,032
11/18	$9,964	$10,092
12/18	$10,118	$10,277
01/19	$10,280	$10,386
02/19	$10,283	$10,380
03/19	$10,481	$10,580
04/19	$10,485	$10,582
05/19	$10,662	$10,770
06/19	$10,816	$10,906
07/19	$10,855	$10,930
08/19	$11,057	$11,213
09/19	$11,003	$11,153
10/19	$11,057	$11,187
11/19	$11,038	$11,181
12/19	$11,033	$11,173
01/20	$11,248	$11,388
02/20	$11,424	$11,593
03/20	$10,757	$11,525
04/20	$11,150	$11,730
05/20	$11,438	$11,784
06/20	$11,729	$11,859
07/20	$12,020	$12,036
08/20	$11,996	$11,939
09/20	$11,991	$11,932
10/20	$11,991	$11,879
11/20	$12,259	$11,995
12/20	$12,360	$12,012
01/21	$12,373	$11,926
02/21	$12,302	$11,753
03/21	$12,214	$11,607
04/21	$12,306	$11,698
05/21	$12,346	$11,737
06/21	$12,429	$11,819
07/21	$12,519	$11,951
08/21	$12,507	$11,929
09/21	$12,393	$11,825
10/21	$12,353	$11,822
11/21	$12,348	$11,857
12/21	$12,359	$11,827
01/22	$12,074	$11,572
02/22	$11,889	$11,443
03/22	$11,497	$11,125
04/22	$10,986	$10,703
05/22	$10,973	$10,772
06/22	$10,658	$10,603
07/22	$10,981	$10,862
08/22	$10,684	$10,555
09/22	$10,039	$10,099
10/22	$9,768	$9,968
11/22	$10,189	$10,335
12/22	$10,173	$10,288
01/23	$10,613	$10,604
02/23	$10,320	$10,330
03/23	$10,565	$10,593
04/23	$10,627	$10,657
05/23	$10,468	$10,541
06/23	$10,442	$10,503
07/23	$10,459	$10,496
08/23	$10,388	$10,429
09/23	$10,138	$10,164
10/23	$9,947	$10,003
11/23	$10,481	$10,456
12/23	$10,952	$10,857
01/24	$10,949	$10,827
02/24	$10,776	$10,674
03/24	$10,870	$10,773
04/24	$10,555	$10,500
05/24	$10,762	$10,678
06/24	$10,917	$10,780
07/24	$11,217	$11,031
08/24	$11,441	$11,190
09/24	$11,610	$11,340
10/24	$11,258	$11,058
11/24	$11,394	$11,175
12/24	$11,167	$10,992
01/25	$11,238	$11,051
02/25	$11,532	$11,294
03/25	$11,521	$11,298
04/25	$11,644	$11,343
05/25	$11,553	$11,261
06/25	$11,782	$11,435
07/25	$11,721	$11,404
08/25	$11,905	$11,541
09/25	$12,012	$11,667
10/25	$12,082	$11,740
11/25	$12,163	$11,813
12/25	$12,129	$11,795
01/26	$12,131	$11,808
02/26	$12,367	$12,001
03/26	$12,115	$11,789
04/26	$12,163	$11,803
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	4.46	(0.23)	2.28
Class A (including sales charges)	1.32	(0.84)	1.98
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,152,583,318
Total number of portfolio holdings	1,224
Management services fees (represents 0.48% of Fund average net assets)	$14,208,602
Portfolio turnover for the reporting period	222%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	61%

Columbia Total Return Bond Fund | Class A | ASR166-01_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Credit Risk	2.8%
Interest Rate Risk	59.6%
Short
Credit Risk	1.1%
Interest Rate Risk	44.6%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	37.2%
Corporate Bonds & Notes	22.4%
Residential Mortgage-Backed Securities - Non-Agency	15.6%
Asset-Backed Securities - Non-Agency	11.2%
Money Market Funds	9.2%
Foreign Government Obligations	5.6%
Senior Loans	5.2%
Other	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Total Return Bond Fund | Class A | ASR166-01_(06/26) |

Columbia Total Return Bond Fund

Class C | LIBCX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$152	1.49%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Agency mortgages | An overweight allocation to agency mortgage-backed securities was most positive for the Fund’s performance. Strong carry, supportive asset class technicals and valuations remained attractive during the period. Spreads tightened through the period, resulting in the Fund’s positive performance.

Consumer-based credit | Exposure to consumer-based credit proved beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained relatively strong and borrower delinquencies remained low.

Commercial mortgage-backed securities | Selection within commercial mortgage-backed securities was positive for the Fund’s performance. The asset class saw spreads tighten throughout the period as individual issuer selection contributed to overall performance.

High-yield corporate bonds | An out-of-benchmark allocation to high-yield bonds and bank loans positively contributed to the Fund’s overall performance.

Top Performance Detractors

Duration | The Fund’s generally overweight duration exposure detracted from the Fund's performance during periods when market bond yields rose.

Investment-grade corporates | The Fund’s underweight allocation to investment-grade corporate debt was a detractor from the Fund’s overall performance as the asset class had positive relative performance, which negatively impacted the Fund's performance.

ABS/CLOs | An allocation to asset-backed securities (ABS) and collateralized loan obligations (CLOs) marginally detracted from the Fund’s overall performance. Smaller compression effects in CLOs and ABS, relative to tightening seen in other asset classes, created a slight negative effect on the Fund’s overall performance.

Columbia Total Return Bond Fund | Class C | ASR166-04_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Total Return Bond Fund Class C (including sales charges) ($11,630)	Bloomberg U.S. Aggregate Bond Index ($11,803)
04/16	$10,000	$10,000
05/16	$10,006	$10,003
06/16	$10,151	$10,182
07/16	$10,252	$10,247
08/16	$10,278	$10,235
09/16	$10,260	$10,229
10/16	$10,208	$10,151
11/16	$9,974	$9,911
12/16	$10,003	$9,925
01/17	$10,043	$9,944
02/17	$10,100	$10,011
03/17	$10,103	$10,006
04/17	$10,161	$10,083
05/17	$10,232	$10,160
06/17	$10,224	$10,150
07/17	$10,275	$10,194
08/17	$10,337	$10,285
09/17	$10,286	$10,236
10/17	$10,289	$10,242
11/17	$10,248	$10,229
12/17	$10,284	$10,276
01/18	$10,206	$10,158
02/18	$10,105	$10,061
03/18	$10,151	$10,126
04/18	$10,093	$10,051
05/18	$10,172	$10,122
06/18	$10,149	$10,110
07/18	$10,149	$10,112
08/18	$10,208	$10,177
09/18	$10,143	$10,112
10/18	$10,022	$10,032
11/18	$10,070	$10,092
12/18	$10,219	$10,277
01/19	$10,376	$10,386
02/19	$10,373	$10,380
03/19	$10,567	$10,580
04/19	$10,564	$10,582
05/19	$10,735	$10,770
06/19	$10,884	$10,906
07/19	$10,916	$10,930
08/19	$11,112	$11,213
09/19	$11,051	$11,153
10/19	$11,098	$11,187
11/19	$11,073	$11,181
12/19	$11,072	$11,173
01/20	$11,269	$11,388
02/20	$11,438	$11,593
03/20	$10,764	$11,525
04/20	$11,150	$11,730
05/20	$11,431	$11,784
06/20	$11,715	$11,859
07/20	$11,998	$12,036
08/20	$11,967	$11,939
09/20	$11,957	$11,932
10/20	$11,950	$11,879
11/20	$12,206	$11,995
12/20	$12,302	$12,012
01/21	$12,304	$11,926
02/21	$12,226	$11,753
03/21	$12,134	$11,607
04/21	$12,218	$11,698
05/21	$12,247	$11,737
06/21	$12,325	$11,819
07/21	$12,403	$11,951
08/21	$12,386	$11,929
09/21	$12,263	$11,825
10/21	$12,216	$11,822
11/21	$12,206	$11,857
12/21	$12,206	$11,827
01/22	$11,920	$11,572
02/22	$11,727	$11,443
03/22	$11,333	$11,125
04/22	$10,823	$10,703
05/22	$10,806	$10,772
06/22	$10,490	$10,603
07/22	$10,798	$10,862
08/22	$10,499	$10,555
09/22	$9,858	$10,099
10/22	$9,587	$9,968
11/22	$9,997	$10,335
12/22	$9,972	$10,288
01/23	$10,396	$10,604
02/23	$10,107	$10,330
03/23	$10,340	$10,593
04/23	$10,391	$10,657
05/23	$10,229	$10,541
06/23	$10,201	$10,503
07/23	$10,208	$10,496
08/23	$10,135	$10,429
09/23	$9,882	$10,164
10/23	$9,693	$10,003
11/23	$10,207	$10,456
12/23	$10,656	$10,857
01/24	$10,646	$10,827
02/24	$10,475	$10,674
03/24	$10,556	$10,773
04/24	$10,244	$10,500
05/24	$10,438	$10,678
06/24	$10,582	$10,780
07/24	$10,866	$11,031
08/24	$11,080	$11,190
09/24	$11,232	$11,340
10/24	$10,885	$11,058
11/24	$11,010	$11,175
12/24	$10,783	$10,992
01/25	$10,845	$11,051
02/25	$11,122	$11,294
03/25	$11,108	$11,298
04/25	$11,216	$11,343
05/25	$11,122	$11,261
06/25	$11,336	$11,435
07/25	$11,269	$11,404
08/25	$11,443	$11,541
09/25	$11,535	$11,667
10/25	$11,595	$11,740
11/25	$11,669	$11,813
12/25	$11,625	$11,795
01/26	$11,624	$11,808
02/26	$11,839	$12,001
03/26	$11,591	$11,789
04/26	$11,630	$11,803
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	3.69	(0.98)	1.52
Class C (including sales charges)	2.69	(0.98)	1.52
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,152,583,318
Total number of portfolio holdings	1,224
Management services fees (represents 0.48% of Fund average net assets)	$14,208,602
Portfolio turnover for the reporting period	222%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	61%

Columbia Total Return Bond Fund | Class C | ASR166-04_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Credit Risk	2.8%
Interest Rate Risk	59.6%
Short
Credit Risk	1.1%
Interest Rate Risk	44.6%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	37.2%
Corporate Bonds & Notes	22.4%
Residential Mortgage-Backed Securities - Non-Agency	15.6%
Asset-Backed Securities - Non-Agency	11.2%
Money Market Funds	9.2%
Foreign Government Obligations	5.6%
Senior Loans	5.2%
Other	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Total Return Bond Fund | Class C | ASR166-04_(06/26) |

Columbia Total Return Bond Fund

Class R | CIBRX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$101	0.99%

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Agency mortgages | An overweight allocation to agency mortgage-backed securities was most positive for the Fund’s performance. Strong carry, supportive asset class technicals and valuations remained attractive during the period. Spreads tightened through the period, resulting in the Fund’s positive performance.

Consumer-based credit | Exposure to consumer-based credit proved beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained relatively strong and borrower delinquencies remained low.

Commercial mortgage-backed securities | Selection within commercial mortgage-backed securities was positive for the Fund’s performance. The asset class saw spreads tighten throughout the period as individual issuer selection contributed to overall performance.

High-yield corporate bonds | An out-of-benchmark allocation to high-yield bonds and bank loans positively contributed to the Fund’s overall performance.

Top Performance Detractors

Duration | The Fund’s generally overweight duration exposure detracted from the Fund's performance during periods when market bond yields rose.

Investment-grade corporates | The Fund’s underweight allocation to investment-grade corporate debt was a detractor from the Fund’s overall performance as the asset class had positive relative performance, which negatively impacted the Fund's performance.

ABS/CLOs | An allocation to asset-backed securities (ABS) and collateralized loan obligations (CLOs) marginally detracted from the Fund’s overall performance. Smaller compression effects in CLOs and ABS, relative to tightening seen in other asset classes, created a slight negative effect on the Fund’s overall performance.

Columbia Total Return Bond Fund | Class R | ASR166-12_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Total Return Bond Fund Class R ($12,229)	Bloomberg U.S. Aggregate Bond Index ($11,803)
04/16	$10,000	$10,000
05/16	$10,021	$10,003
06/16	$10,159	$10,182
07/16	$10,265	$10,247
08/16	$10,296	$10,235
09/16	$10,281	$10,229
10/16	$10,234	$10,151
11/16	$10,003	$9,911
12/16	$10,037	$9,925
01/17	$10,081	$9,944
02/17	$10,142	$10,011
03/17	$10,149	$10,006
04/17	$10,212	$10,083
05/17	$10,288	$10,160
06/17	$10,283	$10,150
07/17	$10,339	$10,194
08/17	$10,406	$10,285
09/17	$10,370	$10,236
10/17	$10,366	$10,242
11/17	$10,330	$10,229
12/17	$10,370	$10,276
01/18	$10,296	$10,158
02/18	$10,198	$10,061
03/18	$10,249	$10,126
04/18	$10,194	$10,051
05/18	$10,279	$10,122
06/18	$10,259	$10,110
07/18	$10,264	$10,112
08/18	$10,327	$10,177
09/18	$10,266	$10,112
10/18	$10,149	$10,032
11/18	$10,201	$10,092
12/18	$10,357	$10,277
01/19	$10,520	$10,386
02/19	$10,521	$10,380
03/19	$10,722	$10,580
04/19	$10,724	$10,582
05/19	$10,914	$10,770
06/19	$11,058	$10,906
07/19	$11,095	$10,930
08/19	$11,299	$11,213
09/19	$11,242	$11,153
10/19	$11,294	$11,187
11/19	$11,285	$11,181
12/19	$11,277	$11,173
01/20	$11,483	$11,388
02/20	$11,659	$11,593
03/20	$10,977	$11,525
04/20	$11,375	$11,730
05/20	$11,667	$11,784
06/20	$11,961	$11,859
07/20	$12,256	$12,036
08/20	$12,229	$11,939
09/20	$12,227	$11,932
10/20	$12,225	$11,879
11/20	$12,492	$11,995
12/20	$12,595	$12,012
01/21	$12,602	$11,926
02/21	$12,528	$11,753
03/21	$12,439	$11,607
04/21	$12,530	$11,698
05/21	$12,565	$11,737
06/21	$12,650	$11,819
07/21	$12,736	$11,951
08/21	$12,724	$11,929
09/21	$12,603	$11,825
10/21	$12,560	$11,822
11/21	$12,555	$11,857
12/21	$12,560	$11,827
01/22	$12,271	$11,572
02/22	$12,081	$11,443
03/22	$11,677	$11,125
04/22	$11,159	$10,703
05/22	$11,143	$10,772
06/22	$10,822	$10,603
07/22	$11,144	$10,862
08/22	$10,841	$10,555
09/22	$10,184	$10,099
10/22	$9,907	$9,968
11/22	$10,335	$10,335
12/22	$10,313	$10,288
01/23	$10,757	$10,604
02/23	$10,461	$10,330
03/23	$10,707	$10,593
04/23	$10,765	$10,657
05/23	$10,601	$10,541
06/23	$10,576	$10,503
07/23	$10,588	$10,496
08/23	$10,517	$10,429
09/23	$10,259	$10,164
10/23	$10,067	$10,003
11/23	$10,605	$10,456
12/23	$11,076	$10,857
01/24	$11,070	$10,827
02/24	$10,897	$10,674
03/24	$10,986	$10,773
04/24	$10,666	$10,500
05/24	$10,872	$10,678
06/24	$11,027	$10,780
07/24	$11,327	$11,031
08/24	$11,551	$11,190
09/24	$11,718	$11,340
10/24	$11,361	$11,058
11/24	$11,496	$11,175
12/24	$11,265	$10,992
01/25	$11,334	$11,051
02/25	$11,628	$11,294
03/25	$11,618	$11,298
04/25	$11,736	$11,343
05/25	$11,642	$11,261
06/25	$11,871	$11,435
07/25	$11,806	$11,404
08/25	$11,993	$11,541
09/25	$12,095	$11,667
10/25	$12,163	$11,740
11/25	$12,245	$11,813
12/25	$12,205	$11,795
01/26	$12,208	$11,808
02/26	$12,439	$12,001
03/26	$12,183	$11,789
04/26	$12,229	$11,803
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	4.20	(0.48)	2.03
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,152,583,318
Total number of portfolio holdings	1,224
Management services fees (represents 0.48% of Fund average net assets)	$14,208,602
Portfolio turnover for the reporting period	222%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	61%

Columbia Total Return Bond Fund | Class R | ASR166-12_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Credit Risk	2.8%
Interest Rate Risk	59.6%
Short
Credit Risk	1.1%
Interest Rate Risk	44.6%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	37.2%
Corporate Bonds & Notes	22.4%
Residential Mortgage-Backed Securities - Non-Agency	15.6%
Asset-Backed Securities - Non-Agency	11.2%
Money Market Funds	9.2%
Foreign Government Obligations	5.6%
Senior Loans	5.2%
Other	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Total Return Bond Fund | Class R | ASR166-12_(06/26) |

Columbia Total Return Bond Fund

Class S | SRBAX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$50	0.49%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Agency mortgages | An overweight allocation to agency mortgage-backed securities was most positive for the Fund’s performance. Strong carry, supportive asset class technicals and valuations remained attractive during the period. Spreads tightened through the period, resulting in the Fund’s positive performance.

Consumer-based credit | Exposure to consumer-based credit proved beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained relatively strong and borrower delinquencies remained low.

Commercial mortgage-backed securities | Selection within commercial mortgage-backed securities was positive for the Fund’s performance. The asset class saw spreads tighten throughout the period as individual issuer selection contributed to overall performance.

High-yield corporate bonds | An out-of-benchmark allocation to high-yield bonds and bank loans positively contributed to the Fund’s overall performance.

Top Performance Detractors

Duration | The Fund’s generally overweight duration exposure detracted from the Fund's performance during periods when market bond yields rose.

Investment-grade corporates | The Fund’s underweight allocation to investment-grade corporate debt was a detractor from the Fund’s overall performance as the asset class had positive relative performance, which negatively impacted the Fund's performance.

ABS/CLOs | An allocation to asset-backed securities (ABS) and collateralized loan obligations (CLOs) marginally detracted from the Fund’s overall performance. Smaller compression effects in CLOs and ABS, relative to tightening seen in other asset classes, created a slight negative effect on the Fund’s overall performance.

Columbia Total Return Bond Fund | Class S | ASR166-16_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Total Return Bond Fund Class S ($12,855)	Bloomberg U.S. Aggregate Bond Index ($11,803)
04/16	$10,000	$10,000
05/16	$10,025	$10,003
06/16	$10,179	$10,182
07/16	$10,278	$10,247
08/16	$10,313	$10,235
09/16	$10,303	$10,229
10/16	$10,260	$10,151
11/16	$10,033	$9,911
12/16	$10,071	$9,925
01/17	$10,130	$9,944
02/17	$10,195	$10,011
03/17	$10,196	$10,006
04/17	$10,263	$10,083
05/17	$10,355	$10,160
06/17	$10,343	$10,150
07/17	$10,416	$10,194
08/17	$10,476	$10,285
09/17	$10,444	$10,236
10/17	$10,444	$10,242
11/17	$10,423	$10,229
12/17	$10,457	$10,276
01/18	$10,387	$10,158
02/18	$10,291	$10,061
03/18	$10,347	$10,126
04/18	$10,308	$10,051
05/18	$10,398	$10,122
06/18	$10,371	$10,110
07/18	$10,391	$10,112
08/18	$10,448	$10,177
09/18	$10,391	$10,112
10/18	$10,288	$10,032
11/18	$10,346	$10,092
12/18	$10,495	$10,277
01/19	$10,666	$10,386
02/19	$10,671	$10,380
03/19	$10,879	$10,580
04/19	$10,885	$10,582
05/19	$11,083	$10,770
06/19	$11,233	$10,906
07/19	$11,276	$10,930
08/19	$11,488	$11,213
09/19	$11,435	$11,153
10/19	$11,493	$11,187
11/19	$11,488	$11,181
12/19	$11,485	$11,173
01/20	$11,699	$11,388
02/20	$11,884	$11,593
03/20	$11,193	$11,525
04/20	$11,604	$11,730
05/20	$11,906	$11,784
06/20	$12,211	$11,859
07/20	$12,517	$12,036
08/20	$12,508	$11,939
09/20	$12,499	$11,932
10/20	$12,505	$11,879
11/20	$12,784	$11,995
12/20	$12,894	$12,012
01/21	$12,907	$11,926
02/21	$12,836	$11,753
03/21	$12,750	$11,607
04/21	$12,845	$11,698
05/21	$12,890	$11,737
06/21	$12,979	$11,819
07/21	$13,076	$11,951
08/21	$13,066	$11,929
09/21	$12,950	$11,825
10/21	$12,911	$11,822
11/21	$12,909	$11,857
12/21	$12,923	$11,827
01/22	$12,627	$11,572
02/22	$12,436	$11,443
03/22	$12,029	$11,125
04/22	$11,498	$10,703
05/22	$11,486	$10,772
06/22	$11,159	$10,603
07/22	$11,499	$10,862
08/22	$11,188	$10,555
09/22	$10,514	$10,099
10/22	$10,233	$9,968
11/22	$10,680	$10,335
12/22	$10,665	$10,288
01/23	$11,128	$10,604
02/23	$10,824	$10,330
03/23	$11,083	$10,593
04/23	$11,150	$10,657
05/23	$10,986	$10,541
06/23	$10,961	$10,503
07/23	$10,981	$10,496
08/23	$10,908	$10,429
09/23	$10,645	$10,164
10/23	$10,451	$10,003
11/23	$11,014	$10,456
12/23	$11,507	$10,857
01/24	$11,510	$10,827
02/24	$11,331	$10,674
03/24	$11,431	$10,773
04/24	$11,103	$10,500
05/24	$11,323	$10,678
06/24	$11,485	$10,780
07/24	$11,806	$11,031
08/24	$12,045	$11,190
09/24	$12,224	$11,340
10/24	$11,852	$11,058
11/24	$12,000	$11,175
12/24	$11,763	$10,992
01/25	$11,836	$11,051
02/25	$12,148	$11,294
03/25	$12,143	$11,298
04/25	$12,275	$11,343
05/25	$12,178	$11,261
06/25	$12,422	$11,435
07/25	$12,360	$11,404
08/25	$12,561	$11,541
09/25	$12,677	$11,667
10/25	$12,754	$11,740
11/25	$12,841	$11,813
12/25	$12,808	$11,795
01/26	$12,813	$11,808
02/26	$13,061	$12,001
03/26	$12,801	$11,789
04/26	$12,855	$11,803
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	4.72	0.02	2.54
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,152,583,318
Total number of portfolio holdings	1,224
Management services fees (represents 0.48% of Fund average net assets)	$14,208,602
Portfolio turnover for the reporting period	222%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	61%

Columbia Total Return Bond Fund | Class S | ASR166-16_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Credit Risk	2.8%
Interest Rate Risk	59.6%
Short
Credit Risk	1.1%
Interest Rate Risk	44.6%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	37.2%
Corporate Bonds & Notes	22.4%
Residential Mortgage-Backed Securities - Non-Agency	15.6%
Asset-Backed Securities - Non-Agency	11.2%
Money Market Funds	9.2%
Foreign Government Obligations	5.6%
Senior Loans	5.2%
Other	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Total Return Bond Fund | Class S | ASR166-16_(06/26) |

Columbia Total Return Bond Fund

Institutional 2 Class | CTBRX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$42	0.41%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Agency mortgages | An overweight allocation to agency mortgage-backed securities was most positive for the Fund’s performance. Strong carry, supportive asset class technicals and valuations remained attractive during the period. Spreads tightened through the period, resulting in the Fund’s positive performance.

Consumer-based credit | Exposure to consumer-based credit proved beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained relatively strong and borrower delinquencies remained low.

Commercial mortgage-backed securities | Selection within commercial mortgage-backed securities was positive for the Fund’s performance. The asset class saw spreads tighten throughout the period as individual issuer selection contributed to overall performance.

High-yield corporate bonds | An out-of-benchmark allocation to high-yield bonds and bank loans positively contributed to the Fund’s overall performance.

Top Performance Detractors

Duration | The Fund’s generally overweight duration exposure detracted from the Fund's performance during periods when market bond yields rose.

Investment-grade corporates | The Fund’s underweight allocation to investment-grade corporate debt was a detractor from the Fund’s overall performance as the asset class had positive relative performance, which negatively impacted the Fund's performance.

ABS/CLOs | An allocation to asset-backed securities (ABS) and collateralized loan obligations (CLOs) marginally detracted from the Fund’s overall performance. Smaller compression effects in CLOs and ABS, relative to tightening seen in other asset classes, created a slight negative effect on the Fund’s overall performance.

Columbia Total Return Bond Fund | Institutional 2 Class | ASR166-15_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Total Return Bond Fund Institutional 2 Class ($12,952)	Bloomberg U.S. Aggregate Bond Index ($11,803)
04/16	$10,000	$10,000
05/16	$10,026	$10,003
06/16	$10,180	$10,182
07/16	$10,291	$10,247
08/16	$10,327	$10,235
09/16	$10,317	$10,229
10/16	$10,263	$10,151
11/16	$10,047	$9,911
12/16	$10,086	$9,925
01/17	$10,134	$9,944
02/17	$10,200	$10,011
03/17	$10,212	$10,006
04/17	$10,279	$10,083
05/17	$10,361	$10,160
06/17	$10,361	$10,150
07/17	$10,422	$10,194
08/17	$10,494	$10,285
09/17	$10,452	$10,236
10/17	$10,464	$10,242
11/17	$10,432	$10,229
12/17	$10,478	$10,276
01/18	$10,408	$10,158
02/18	$10,313	$10,061
03/18	$10,369	$10,126
04/18	$10,319	$10,051
05/18	$10,409	$10,122
06/18	$10,394	$10,110
07/18	$10,403	$10,112
08/18	$10,473	$10,177
09/18	$10,416	$10,112
10/18	$10,302	$10,032
11/18	$10,361	$10,092
12/18	$10,512	$10,277
01/19	$10,683	$10,386
02/19	$10,689	$10,380
03/19	$10,911	$10,580
04/19	$10,918	$10,582
05/19	$11,105	$10,770
06/19	$11,269	$10,906
07/19	$11,313	$10,930
08/19	$11,527	$11,213
09/19	$11,473	$11,153
10/19	$11,533	$11,187
11/19	$11,516	$11,181
12/19	$11,514	$11,173
01/20	$11,730	$11,388
02/20	$11,916	$11,593
03/20	$11,235	$11,525
04/20	$11,649	$11,730
05/20	$11,940	$11,784
06/20	$12,260	$11,859
07/20	$12,568	$12,036
08/20	$12,547	$11,939
09/20	$12,541	$11,932
10/20	$12,545	$11,879
11/20	$12,829	$11,995
12/20	$12,937	$12,012
01/21	$12,951	$11,926
02/21	$12,883	$11,753
03/21	$12,794	$11,607
04/21	$12,894	$11,698
05/21	$12,936	$11,737
06/21	$13,030	$11,819
07/21	$13,125	$11,951
08/21	$13,118	$11,929
09/21	$13,003	$11,825
10/21	$12,961	$11,822
11/21	$12,962	$11,857
12/21	$12,977	$11,827
01/22	$12,681	$11,572
02/22	$12,489	$11,443
03/22	$12,080	$11,125
04/22	$11,549	$10,703
05/22	$11,538	$10,772
06/22	$11,209	$10,603
07/22	$11,549	$10,862
08/22	$11,240	$10,555
09/22	$10,566	$10,099
10/22	$10,284	$9,968
11/22	$10,730	$10,335
12/22	$10,716	$10,288
01/23	$11,183	$10,604
02/23	$10,877	$10,330
03/23	$11,139	$10,593
04/23	$11,207	$10,657
05/23	$11,042	$10,541
06/23	$11,018	$10,503
07/23	$11,039	$10,496
08/23	$10,966	$10,429
09/23	$10,705	$10,164
10/23	$10,510	$10,003
11/23	$11,074	$10,456
12/23	$11,575	$10,857
01/24	$11,575	$10,827
02/24	$11,395	$10,674
03/24	$11,497	$10,773
04/24	$11,167	$10,500
05/24	$11,389	$10,678
06/24	$11,556	$10,780
07/24	$11,877	$11,031
08/24	$12,118	$11,190
09/24	$12,299	$11,340
10/24	$11,930	$11,058
11/24	$12,077	$11,175
12/24	$11,839	$10,992
01/25	$11,918	$11,051
02/25	$12,229	$11,294
03/25	$12,224	$11,298
04/25	$12,359	$11,343
05/25	$12,265	$11,261
06/25	$12,508	$11,435
07/25	$12,446	$11,404
08/25	$12,650	$11,541
09/25	$12,768	$11,667
10/25	$12,845	$11,740
11/25	$12,935	$11,813
12/25	$12,902	$11,795
01/26	$12,908	$11,808
02/26	$13,158	$12,001
03/26	$12,897	$11,789
04/26	$12,952	$11,803
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	4.81	0.09	2.62
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,152,583,318
Total number of portfolio holdings	1,224
Management services fees (represents 0.48% of Fund average net assets)	$14,208,602
Portfolio turnover for the reporting period	222%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	61%

Columbia Total Return Bond Fund | Institutional 2 Class | ASR166-15_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Credit Risk	2.8%
Interest Rate Risk	59.6%
Short
Credit Risk	1.1%
Interest Rate Risk	44.6%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	37.2%
Corporate Bonds & Notes	22.4%
Residential Mortgage-Backed Securities - Non-Agency	15.6%
Asset-Backed Securities - Non-Agency	11.2%
Money Market Funds	9.2%
Foreign Government Obligations	5.6%
Senior Loans	5.2%
Other	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Total Return Bond Fund | Institutional 2 Class | ASR166-15_(06/26) |

Columbia Total Return Bond Fund

Institutional 3 Class | CTBYX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$39	0.38%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Agency mortgages | An overweight allocation to agency mortgage-backed securities was most positive for the Fund’s performance. Strong carry, supportive asset class technicals and valuations remained attractive during the period. Spreads tightened through the period, resulting in the Fund’s positive performance.

Consumer-based credit | Exposure to consumer-based credit proved beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained relatively strong and borrower delinquencies remained low.

Commercial mortgage-backed securities | Selection within commercial mortgage-backed securities was positive for the Fund’s performance. The asset class saw spreads tighten throughout the period as individual issuer selection contributed to overall performance.

High-yield corporate bonds | An out-of-benchmark allocation to high-yield bonds and bank loans positively contributed to the Fund’s overall performance.

Top Performance Detractors

Duration | The Fund’s generally overweight duration exposure detracted from the Fund's performance during periods when market bond yields rose.

Investment-grade corporates | The Fund’s underweight allocation to investment-grade corporate debt was a detractor from the Fund’s overall performance as the asset class had positive relative performance, which negatively impacted the Fund's performance.

ABS/CLOs | An allocation to asset-backed securities (ABS) and collateralized loan obligations (CLOs) marginally detracted from the Fund’s overall performance. Smaller compression effects in CLOs and ABS, relative to tightening seen in other asset classes, created a slight negative effect on the Fund’s overall performance.

Columbia Total Return Bond Fund | Institutional 3 Class | ASR166-17_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Total Return Bond Fund Institutional 3 Class ($13,007)	Bloomberg U.S. Aggregate Bond Index ($11,803)
04/16	$10,000	$10,000
05/16	$10,026	$10,003
06/16	$10,181	$10,182
07/16	$10,292	$10,247
08/16	$10,317	$10,235
09/16	$10,319	$10,229
10/16	$10,266	$10,151
11/16	$10,050	$9,911
12/16	$10,078	$9,925
01/17	$10,139	$9,944
02/17	$10,205	$10,011
03/17	$10,206	$10,006
04/17	$10,274	$10,083
05/17	$10,367	$10,160
06/17	$10,356	$10,150
07/17	$10,430	$10,194
08/17	$10,491	$10,285
09/17	$10,460	$10,236
10/17	$10,461	$10,242
11/17	$10,441	$10,229
12/17	$10,476	$10,276
01/18	$10,406	$10,158
02/18	$10,312	$10,061
03/18	$10,369	$10,126
04/18	$10,331	$10,051
05/18	$10,421	$10,122
06/18	$10,395	$10,110
07/18	$10,417	$10,112
08/18	$10,475	$10,177
09/18	$10,418	$10,112
10/18	$10,317	$10,032
11/18	$10,375	$10,092
12/18	$10,527	$10,277
01/19	$10,699	$10,386
02/19	$10,705	$10,380
03/19	$10,915	$10,580
04/19	$10,922	$10,582
05/19	$11,122	$10,770
06/19	$11,274	$10,906
07/19	$11,319	$10,930
08/19	$11,545	$11,213
09/19	$11,480	$11,153
10/19	$11,540	$11,187
11/19	$11,536	$11,181
12/19	$11,534	$11,173
01/20	$11,751	$11,388
02/20	$11,937	$11,593
03/20	$11,245	$11,525
04/20	$11,671	$11,730
05/20	$11,963	$11,784
06/20	$12,284	$11,859
07/20	$12,593	$12,036
08/20	$12,572	$11,939
09/20	$12,567	$11,932
10/20	$12,571	$11,879
11/20	$12,856	$11,995
12/20	$12,965	$12,012
01/21	$12,982	$11,926
02/21	$12,911	$11,753
03/21	$12,823	$11,607
04/21	$12,924	$11,698
05/21	$12,966	$11,737
06/21	$13,061	$11,819
07/21	$13,156	$11,951
08/21	$13,151	$11,929
09/21	$13,032	$11,825
10/21	$12,994	$11,822
11/21	$12,996	$11,857
12/21	$13,008	$11,827
01/22	$12,715	$11,572
02/22	$12,524	$11,443
03/22	$12,112	$11,125
04/22	$11,578	$10,703
05/22	$11,571	$10,772
06/22	$11,243	$10,603
07/22	$11,583	$10,862
08/22	$11,274	$10,555
09/22	$10,597	$10,099
10/22	$10,315	$9,968
11/22	$10,766	$10,335
12/22	$10,749	$10,288
01/23	$11,217	$10,604
02/23	$10,914	$10,330
03/23	$11,177	$10,593
04/23	$11,242	$10,657
05/23	$11,078	$10,541
06/23	$11,058	$10,503
07/23	$11,076	$10,496
08/23	$11,007	$10,429
09/23	$10,742	$10,164
10/23	$10,544	$10,003
11/23	$11,113	$10,456
12/23	$11,615	$10,857
01/24	$11,616	$10,827
02/24	$11,436	$10,674
03/24	$11,538	$10,773
04/24	$11,208	$10,500
05/24	$11,431	$10,678
06/24	$11,599	$10,780
07/24	$11,921	$11,031
08/24	$12,163	$11,190
09/24	$12,345	$11,340
10/24	$11,972	$11,058
11/24	$12,124	$11,175
12/24	$11,886	$10,992
01/25	$11,964	$11,051
02/25	$12,281	$11,294
03/25	$12,273	$11,298
04/25	$12,407	$11,343
05/25	$12,314	$11,261
06/25	$12,558	$11,435
07/25	$12,497	$11,404
08/25	$12,701	$11,541
09/25	$12,820	$11,667
10/25	$12,898	$11,740
11/25	$12,988	$11,813
12/25	$12,955	$11,795
01/26	$12,961	$11,808
02/26	$13,217	$12,001
03/26	$12,952	$11,789
04/26	$13,007	$11,803
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	4.84	0.13	2.66
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,152,583,318
Total number of portfolio holdings	1,224
Management services fees (represents 0.48% of Fund average net assets)	$14,208,602
Portfolio turnover for the reporting period	222%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	61%

Columbia Total Return Bond Fund | Institutional 3 Class | ASR166-17_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Credit Risk	2.8%
Interest Rate Risk	59.6%
Short
Credit Risk	1.1%
Interest Rate Risk	44.6%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	37.2%
Corporate Bonds & Notes	22.4%
Residential Mortgage-Backed Securities - Non-Agency	15.6%
Asset-Backed Securities - Non-Agency	11.2%
Money Market Funds	9.2%
Foreign Government Obligations	5.6%
Senior Loans	5.2%
Other	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Total Return Bond Fund | Institutional 3 Class | ASR166-17_(06/26) |

Columbia Total Return Bond Fund

Institutional Class | SRBFX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$50	0.49%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Agency mortgages | An overweight allocation to agency mortgage-backed securities was most positive for the Fund’s performance. Strong carry, supportive asset class technicals and valuations remained attractive during the period. Spreads tightened through the period, resulting in the Fund’s positive performance.

Consumer-based credit | Exposure to consumer-based credit proved beneficial, led by holdings of non-agency mortgage-backed securities, as housing fundamentals remained relatively strong and borrower delinquencies remained low.

Commercial mortgage-backed securities | Selection within commercial mortgage-backed securities was positive for the Fund’s performance. The asset class saw spreads tighten throughout the period as individual issuer selection contributed to overall performance.

High-yield corporate bonds | An out-of-benchmark allocation to high-yield bonds and bank loans positively contributed to the Fund’s overall performance.

Top Performance Detractors

Duration | The Fund’s generally overweight duration exposure detracted from the Fund's performance during periods when market bond yields rose.

Investment-grade corporates | The Fund’s underweight allocation to investment-grade corporate debt was a detractor from the Fund’s overall performance as the asset class had positive relative performance, which negatively impacted the Fund's performance.

ABS/CLOs | An allocation to asset-backed securities (ABS) and collateralized loan obligations (CLOs) marginally detracted from the Fund’s overall performance. Smaller compression effects in CLOs and ABS, relative to tightening seen in other asset classes, created a slight negative effect on the Fund’s overall performance.

Columbia Total Return Bond Fund | Institutional Class | ASR166-08_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Total Return Bond Fund Institutional Class ($12,858)	Bloomberg U.S. Aggregate Bond Index ($11,803)
04/16	$10,000	$10,000
05/16	$10,025	$10,003
06/16	$10,179	$10,182
07/16	$10,278	$10,247
08/16	$10,313	$10,235
09/16	$10,303	$10,229
10/16	$10,260	$10,151
11/16	$10,033	$9,911
12/16	$10,071	$9,925
01/17	$10,130	$9,944
02/17	$10,195	$10,011
03/17	$10,196	$10,006
04/17	$10,263	$10,083
05/17	$10,355	$10,160
06/17	$10,343	$10,150
07/17	$10,416	$10,194
08/17	$10,476	$10,285
09/17	$10,444	$10,236
10/17	$10,444	$10,242
11/17	$10,423	$10,229
12/17	$10,457	$10,276
01/18	$10,387	$10,158
02/18	$10,291	$10,061
03/18	$10,347	$10,126
04/18	$10,308	$10,051
05/18	$10,398	$10,122
06/18	$10,371	$10,110
07/18	$10,391	$10,112
08/18	$10,448	$10,177
09/18	$10,391	$10,112
10/18	$10,288	$10,032
11/18	$10,346	$10,092
12/18	$10,495	$10,277
01/19	$10,666	$10,386
02/19	$10,671	$10,380
03/19	$10,879	$10,580
04/19	$10,885	$10,582
05/19	$11,083	$10,770
06/19	$11,233	$10,906
07/19	$11,276	$10,930
08/19	$11,488	$11,213
09/19	$11,435	$11,153
10/19	$11,493	$11,187
11/19	$11,488	$11,181
12/19	$11,485	$11,173
01/20	$11,699	$11,388
02/20	$11,884	$11,593
03/20	$11,193	$11,525
04/20	$11,604	$11,730
05/20	$11,906	$11,784
06/20	$12,211	$11,859
07/20	$12,517	$12,036
08/20	$12,508	$11,939
09/20	$12,499	$11,932
10/20	$12,505	$11,879
11/20	$12,784	$11,995
12/20	$12,894	$12,012
01/21	$12,907	$11,926
02/21	$12,836	$11,753
03/21	$12,750	$11,607
04/21	$12,845	$11,698
05/21	$12,890	$11,737
06/21	$12,979	$11,819
07/21	$13,076	$11,951
08/21	$13,066	$11,929
09/21	$12,950	$11,825
10/21	$12,911	$11,822
11/21	$12,909	$11,857
12/21	$12,923	$11,827
01/22	$12,627	$11,572
02/22	$12,436	$11,443
03/22	$12,029	$11,125
04/22	$11,498	$10,703
05/22	$11,486	$10,772
06/22	$11,159	$10,603
07/22	$11,499	$10,862
08/22	$11,188	$10,555
09/22	$10,514	$10,099
10/22	$10,233	$9,968
11/22	$10,680	$10,335
12/22	$10,665	$10,288
01/23	$11,128	$10,604
02/23	$10,824	$10,330
03/23	$11,083	$10,593
04/23	$11,150	$10,657
05/23	$10,986	$10,541
06/23	$10,961	$10,503
07/23	$10,981	$10,496
08/23	$10,908	$10,429
09/23	$10,645	$10,164
10/23	$10,451	$10,003
11/23	$11,014	$10,456
12/23	$11,507	$10,857
01/24	$11,510	$10,827
02/24	$11,331	$10,674
03/24	$11,431	$10,773
04/24	$11,103	$10,500
05/24	$11,323	$10,678
06/24	$11,485	$10,780
07/24	$11,806	$11,031
08/24	$12,045	$11,190
09/24	$12,224	$11,340
10/24	$11,853	$11,058
11/24	$12,003	$11,175
12/24	$11,766	$10,992
01/25	$11,839	$11,051
02/25	$12,151	$11,294
03/25	$12,146	$11,298
04/25	$12,278	$11,343
05/25	$12,181	$11,261
06/25	$12,425	$11,435
07/25	$12,363	$11,404
08/25	$12,564	$11,541
09/25	$12,680	$11,667
10/25	$12,756	$11,740
11/25	$12,844	$11,813
12/25	$12,811	$11,795
01/26	$12,816	$11,808
02/26	$13,063	$12,001
03/26	$12,804	$11,789
04/26	$12,858	$11,803
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	4.72	0.02	2.55
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,152,583,318
Total number of portfolio holdings	1,224
Management services fees (represents 0.48% of Fund average net assets)	$14,208,602
Portfolio turnover for the reporting period	222%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	61%

Columbia Total Return Bond Fund | Institutional Class | ASR166-08_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Credit Risk	2.8%
Interest Rate Risk	59.6%
Short
Credit Risk	1.1%
Interest Rate Risk	44.6%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	37.2%
Corporate Bonds & Notes	22.4%
Residential Mortgage-Backed Securities - Non-Agency	15.6%
Asset-Backed Securities - Non-Agency	11.2%
Money Market Funds	9.2%
Foreign Government Obligations	5.6%
Senior Loans	5.2%
Other	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Total Return Bond Fund | Institutional Class | ASR166-08_(06/26) |

Columbia U.S. Treasury Index Fund

Class A | LUTAX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia U.S. Treasury Index Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$32	0.32%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Fund performance was driven by short- and intermediate- maturity U.S. Treasuries, as 1-5-Year Treasuries returned 2.98% and 5-10-year Treasuries returned 2.86%, outperforming longer-maturity Treasuries during the slight duration selloff.

Yield curve | The yield curve rose mostly in parallel, with yields on all Treasuries between 2-and 30-years rising between 20 and 30 basis points during the annual period. (A basis point is 1/100 of a percent.) Short-maturity Treasuries experienced less of a price impact from this move, which contributed to their outperformance.

Top Performance Detractors

Duration | Overall duration was a detractor as yields rose during the period, detracting 154 basis points from the Fund's performance during the annual period.

Columbia U.S. Treasury Index Fund | Class A | ASR237-01_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia U.S. Treasury Index Fund Class A ($10,757)	Bloomberg U.S. Aggregate Bond Index ($11,803)	FTSE USBIG Treasury Index ($11,100)
04/16	$10,000	$10,000	$10,000
05/16	$9,993	$10,003	$10,000
06/16	$10,215	$10,182	$10,222
07/16	$10,252	$10,247	$10,260
08/16	$10,192	$10,235	$10,205
09/16	$10,175	$10,229	$10,190
10/16	$10,061	$10,151	$10,080
11/16	$9,789	$9,911	$9,815
12/16	$9,783	$9,925	$9,804
01/17	$9,802	$9,944	$9,826
02/17	$9,848	$10,011	$9,875
03/17	$9,841	$10,006	$9,870
04/17	$9,906	$10,083	$9,938
05/17	$9,971	$10,160	$10,002
06/17	$9,956	$10,150	$9,986
07/17	$9,967	$10,194	$10,003
08/17	$10,069	$10,285	$10,110
09/17	$9,982	$10,236	$10,024
10/17	$9,967	$10,242	$10,012
11/17	$9,952	$10,229	$9,999
12/17	$9,973	$10,276	$10,030
01/18	$9,841	$10,158	$9,895
02/18	$9,763	$10,061	$9,821
03/18	$9,849	$10,126	$9,912
04/18	$9,773	$10,051	$9,833
05/18	$9,851	$10,122	$9,921
06/18	$9,857	$10,110	$9,924
07/18	$9,808	$10,112	$9,882
08/18	$9,878	$10,177	$9,956
09/18	$9,784	$10,112	$9,865
10/18	$9,736	$10,032	$9,818
11/18	$9,816	$10,092	$9,903
12/18	$10,026	$10,277	$10,114
01/19	$10,071	$10,386	$10,161
02/19	$10,040	$10,380	$10,134
03/19	$10,224	$10,580	$10,328
04/19	$10,195	$10,582	$10,299
05/19	$10,435	$10,770	$10,540
06/19	$10,526	$10,906	$10,637
07/19	$10,515	$10,930	$10,626
08/19	$10,858	$11,213	$10,984
09/19	$10,772	$11,153	$10,891
10/19	$10,770	$11,187	$10,898
11/19	$10,740	$11,181	$10,866
12/19	$10,672	$11,173	$10,804
01/20	$10,933	$11,388	$11,068
02/20	$11,211	$11,593	$11,355
03/20	$11,529	$11,525	$11,676
04/20	$11,610	$11,730	$11,761
05/20	$11,567	$11,784	$11,731
06/20	$11,580	$11,859	$11,742
07/20	$11,707	$12,036	$11,876
08/20	$11,577	$11,939	$11,747
09/20	$11,588	$11,932	$11,763
10/20	$11,477	$11,879	$11,652
11/20	$11,516	$11,995	$11,694
12/20	$11,488	$12,012	$11,666
01/21	$11,373	$11,926	$11,543
02/21	$11,163	$11,753	$11,295
03/21	$10,991	$11,607	$11,161
04/21	$11,068	$11,698	$11,251
05/21	$11,107	$11,737	$11,286
06/21	$11,174	$11,819	$11,372
07/21	$11,328	$11,951	$11,516
08/21	$11,299	$11,929	$11,499
09/21	$11,173	$11,825	$11,367
10/21	$11,163	$11,822	$11,370
11/21	$11,249	$11,857	$11,462
12/21	$11,175	$11,827	$11,398
01/22	$10,971	$11,572	$11,189
02/22	$10,903	$11,443	$11,106
03/22	$10,564	$11,125	$10,777
04/22	$10,234	$10,703	$10,446
05/22	$10,245	$10,772	$10,459
06/22	$10,159	$10,603	$10,384
07/22	$10,307	$10,862	$10,522
08/22	$10,057	$10,555	$10,264
09/22	$9,708	$10,099	$9,912
10/22	$9,576	$9,968	$9,774
11/22	$9,827	$10,335	$10,033
12/22	$9,756	$10,288	$9,961
01/23	$10,019	$10,604	$10,232
02/23	$9,780	$10,330	$9,995
03/23	$10,056	$10,593	$10,282
04/23	$10,105	$10,657	$10,338
05/23	$9,996	$10,541	$10,219
06/23	$9,917	$10,503	$10,143
07/23	$9,878	$10,496	$10,108
08/23	$9,820	$10,429	$10,056
09/23	$9,603	$10,164	$9,834
10/23	$9,486	$10,003	$9,716
11/23	$9,810	$10,456	$10,050
12/23	$10,126	$10,857	$10,387
01/24	$10,111	$10,827	$10,359
02/24	$9,973	$10,674	$10,226
03/24	$10,030	$10,773	$10,283
04/24	$9,801	$10,500	$10,053
05/24	$9,941	$10,678	$10,199
06/24	$10,039	$10,780	$10,302
07/24	$10,252	$11,031	$10,526
08/24	$10,383	$11,190	$10,661
09/24	$10,503	$11,340	$10,788
10/24	$10,253	$11,058	$10,534
11/24	$10,323	$11,175	$10,615
12/24	$10,166	$10,992	$10,454
01/25	$10,216	$11,051	$10,505
02/25	$10,432	$11,294	$10,733
03/25	$10,451	$11,298	$10,757
04/25	$10,513	$11,343	$10,824
05/25	$10,407	$11,261	$10,712
06/25	$10,532	$11,435	$10,847
07/25	$10,489	$11,404	$10,805
08/25	$10,594	$11,541	$10,919
09/25	$10,689	$11,667	$11,012
10/25	$10,752	$11,740	$11,080
11/25	$10,815	$11,813	$11,149
12/25	$10,761	$11,795	$11,112
01/26	$10,761	$11,808	$11,102
02/26	$10,953	$12,001	$11,303
03/26	$10,757	$11,789	$11,108
04/26	$10,757	$11,803	$11,100
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A	2.32	(0.57)	0.73
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
FTSE USBIG Treasury Index	2.55	(0.27)	1.05

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$702,916,826
Total number of portfolio holdings	286
Management services fees (represents 0.40% of Fund average net assets)	$3,248,336
Portfolio turnover for the reporting period	44%

Columbia U.S. Treasury Index Fund | Class A | ASR237-01_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
U.S. Treasury 3.875% 03/31/2031	1.2%
U.S. Treasury 3.875% 03/31/2028	1.2%
U.S. Treasury 4.125% 02/15/2036	1.0%
U.S. Treasury 4.625% 02/15/2035	0.9%
U.S. Treasury 4.375% 05/15/2034	0.8%
U.S. Treasury 4.250% 11/15/2034	0.8%
U.S. Treasury 4.250% 05/15/2035	0.8%
U.S. Treasury 4.250% 08/15/2035	0.8%
U.S. Treasury 4.000% 02/15/2034	0.8%
U.S. Treasury 4.000% 11/15/2035	0.8%

Asset Categories

Table Summary
U.S. Treasury Obligations	98.1%
Money Market Funds	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia U.S. Treasury Index Fund | Class A | ASR237-01_(06/26) |

Columbia U.S. Treasury Index Fund

Institutional 2 Class | CUTRX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia U.S. Treasury Index Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$17	0.17%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Fund performance was driven by short- and intermediate- maturity U.S. Treasuries, as 1-5-Year Treasuries returned 2.98% and 5-10-year Treasuries returned 2.86%, outperforming longer-maturity Treasuries during the slight duration selloff.

Yield curve | The yield curve rose mostly in parallel, with yields on all Treasuries between 2-and 30-years rising between 20 and 30 basis points during the annual period. (A basis point is 1/100 of a percent.) Short-maturity Treasuries experienced less of a price impact from this move, which contributed to their outperformance.

Top Performance Detractors

Duration | Overall duration was a detractor as yields rose during the period, detracting 154 basis points from the Fund's performance during the annual period.

Columbia U.S. Treasury Index Fund | Institutional 2 Class | ASR237-15_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia U.S. Treasury Index Fund Institutional 2 Class ($10,916)	Bloomberg U.S. Aggregate Bond Index ($11,803)	FTSE USBIG Treasury Index ($11,100)
04/16	$10,000	$10,000	$10,000
05/16	$10,003	$10,003	$10,000
06/16	$10,218	$10,182	$10,222
07/16	$10,256	$10,247	$10,260
08/16	$10,197	$10,235	$10,205
09/16	$10,181	$10,229	$10,190
10/16	$10,069	$10,151	$10,080
11/16	$9,798	$9,911	$9,815
12/16	$9,792	$9,925	$9,804
01/17	$9,813	$9,944	$9,826
02/17	$9,860	$10,011	$9,875
03/17	$9,854	$10,006	$9,870
04/17	$9,920	$10,083	$9,938
05/17	$9,987	$10,160	$10,002
06/17	$9,973	$10,150	$9,986
07/17	$9,986	$10,194	$10,003
08/17	$10,089	$10,285	$10,110
09/17	$10,003	$10,236	$10,024
10/17	$9,989	$10,242	$10,012
11/17	$9,975	$10,229	$9,999
12/17	$9,998	$10,276	$10,030
01/18	$9,867	$10,158	$9,895
02/18	$9,789	$10,061	$9,821
03/18	$9,877	$10,126	$9,912
04/18	$9,801	$10,051	$9,833
05/18	$9,881	$10,122	$9,921
06/18	$9,888	$10,110	$9,924
07/18	$9,840	$10,112	$9,882
08/18	$9,912	$10,177	$9,956
09/18	$9,819	$10,112	$9,865
10/18	$9,772	$10,032	$9,818
11/18	$9,863	$10,092	$9,903
12/18	$10,066	$10,277	$10,114
01/19	$10,112	$10,386	$10,161
02/19	$10,082	$10,380	$10,134
03/19	$10,278	$10,580	$10,328
04/19	$10,240	$10,582	$10,299
05/19	$10,483	$10,770	$10,540
06/19	$10,576	$10,906	$10,637
07/19	$10,567	$10,930	$10,626
08/19	$10,913	$11,213	$10,984
09/19	$10,828	$11,153	$10,891
10/19	$10,827	$11,187	$10,898
11/19	$10,798	$11,181	$10,866
12/19	$10,731	$11,173	$10,804
01/20	$10,995	$11,388	$11,068
02/20	$11,277	$11,593	$11,355
03/20	$11,598	$11,525	$11,676
04/20	$11,672	$11,730	$11,761
05/20	$11,640	$11,784	$11,731
06/20	$11,654	$11,859	$11,742
07/20	$11,783	$12,036	$11,876
08/20	$11,654	$11,939	$11,747
09/20	$11,667	$11,932	$11,763
10/20	$11,556	$11,879	$11,652
11/20	$11,597	$11,995	$11,694
12/20	$11,570	$12,012	$11,666
01/21	$11,456	$11,926	$11,543
02/21	$11,244	$11,753	$11,295
03/21	$11,073	$11,607	$11,161
04/21	$11,152	$11,698	$11,251
05/21	$11,192	$11,737	$11,286
06/21	$11,261	$11,819	$11,372
07/21	$11,418	$11,951	$11,516
08/21	$11,390	$11,929	$11,499
09/21	$11,264	$11,825	$11,367
10/21	$11,256	$11,822	$11,370
11/21	$11,344	$11,857	$11,462
12/21	$11,271	$11,827	$11,398
01/22	$11,067	$11,572	$11,189
02/22	$10,999	$11,443	$11,106
03/22	$10,657	$11,125	$10,777
04/22	$10,325	$10,703	$10,446
05/22	$10,337	$10,772	$10,459
06/22	$10,251	$10,603	$10,384
07/22	$10,413	$10,862	$10,522
08/22	$10,151	$10,555	$10,264
09/22	$9,799	$10,099	$9,912
10/22	$9,667	$9,968	$9,774
11/22	$9,921	$10,335	$10,033
12/22	$9,851	$10,288	$9,961
01/23	$10,119	$10,604	$10,232
02/23	$9,878	$10,330	$9,995
03/23	$10,159	$10,593	$10,282
04/23	$10,219	$10,657	$10,338
05/23	$10,100	$10,541	$10,219
06/23	$10,021	$10,503	$10,143
07/23	$9,983	$10,496	$10,108
08/23	$9,926	$10,429	$10,056
09/23	$9,707	$10,164	$9,834
10/23	$9,589	$10,003	$9,716
11/23	$9,919	$10,456	$10,050
12/23	$10,241	$10,857	$10,387
01/24	$10,226	$10,827	$10,359
02/24	$10,088	$10,674	$10,226
03/24	$10,146	$10,773	$10,283
04/24	$9,916	$10,500	$10,053
05/24	$10,059	$10,678	$10,199
06/24	$10,160	$10,780	$10,302
07/24	$10,377	$11,031	$10,526
08/24	$10,511	$11,190	$10,661
09/24	$10,634	$11,340	$10,788
10/24	$10,382	$11,058	$10,534
11/24	$10,465	$11,175	$10,615
12/24	$10,306	$10,992	$10,454
01/25	$10,348	$11,051	$10,505
02/25	$10,568	$11,294	$10,733
03/25	$10,600	$11,298	$10,757
04/25	$10,663	$11,343	$10,824
05/25	$10,546	$11,261	$10,712
06/25	$10,685	$11,435	$10,847
07/25	$10,643	$11,404	$10,805
08/25	$10,752	$11,541	$10,919
09/25	$10,838	$11,667	$11,012
10/25	$10,904	$11,740	$11,080
11/25	$10,969	$11,813	$11,149
12/25	$10,927	$11,795	$11,112
01/26	$10,917	$11,808	$11,102
02/26	$11,112	$12,001	$11,303
03/26	$10,926	$11,789	$11,108
04/26	$10,916	$11,803	$11,100
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	2.37	(0.43)	0.88
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
FTSE USBIG Treasury Index	2.55	(0.27)	1.05

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$702,916,826
Total number of portfolio holdings	286
Management services fees (represents 0.40% of Fund average net assets)	$3,248,336
Portfolio turnover for the reporting period	44%

Columbia U.S. Treasury Index Fund | Institutional 2 Class | ASR237-15_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
U.S. Treasury 3.875% 03/31/2031	1.2%
U.S. Treasury 3.875% 03/31/2028	1.2%
U.S. Treasury 4.125% 02/15/2036	1.0%
U.S. Treasury 4.625% 02/15/2035	0.9%
U.S. Treasury 4.375% 05/15/2034	0.8%
U.S. Treasury 4.250% 11/15/2034	0.8%
U.S. Treasury 4.250% 05/15/2035	0.8%
U.S. Treasury 4.250% 08/15/2035	0.8%
U.S. Treasury 4.000% 02/15/2034	0.8%
U.S. Treasury 4.000% 11/15/2035	0.8%

Asset Categories

Table Summary
U.S. Treasury Obligations	98.1%
Money Market Funds	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia U.S. Treasury Index Fund | Institutional 2 Class | ASR237-15_(06/26) |

Columbia U.S. Treasury Index Fund

Institutional 3 Class | CUTYX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia U.S. Treasury Index Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$17	0.17%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Fund performance was driven by short- and intermediate- maturity U.S. Treasuries, as 1-5-Year Treasuries returned 2.98% and 5-10-year Treasuries returned 2.86%, outperforming longer-maturity Treasuries during the slight duration selloff.

Yield curve | The yield curve rose mostly in parallel, with yields on all Treasuries between 2-and 30-years rising between 20 and 30 basis points during the annual period. (A basis point is 1/100 of a percent.) Short-maturity Treasuries experienced less of a price impact from this move, which contributed to their outperformance.

Top Performance Detractors

Duration | Overall duration was a detractor as yields rose during the period, detracting 154 basis points from the Fund's performance during the annual period.

Columbia U.S. Treasury Index Fund | Institutional 3 Class | ASR237-17_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia U.S. Treasury Index Fund Institutional 3 Class ($10,903)	Bloomberg U.S. Aggregate Bond Index ($11,803)	FTSE USBIG Treasury Index ($11,100)
04/16	$10,000	$10,000	$10,000
05/16	$9,994	$10,003	$10,000
06/16	$10,217	$10,182	$10,222
07/16	$10,256	$10,247	$10,260
08/16	$10,197	$10,235	$10,205
09/16	$10,181	$10,229	$10,190
10/16	$10,069	$10,151	$10,080
11/16	$9,798	$9,911	$9,815
12/16	$9,792	$9,925	$9,804
01/17	$9,813	$9,944	$9,826
02/17	$9,860	$10,011	$9,875
03/17	$9,854	$10,006	$9,870
04/17	$9,920	$10,083	$9,938
05/17	$9,986	$10,160	$10,002
06/17	$9,963	$10,150	$9,986
07/17	$9,985	$10,194	$10,003
08/17	$10,088	$10,285	$10,110
09/17	$10,002	$10,236	$10,024
10/17	$9,988	$10,242	$10,012
11/17	$9,975	$10,229	$9,999
12/17	$9,998	$10,276	$10,030
01/18	$9,867	$10,158	$9,895
02/18	$9,790	$10,061	$9,821
03/18	$9,878	$10,126	$9,912
04/18	$9,794	$10,051	$9,833
05/18	$9,882	$10,122	$9,921
06/18	$9,880	$10,110	$9,924
07/18	$9,842	$10,112	$9,882
08/18	$9,913	$10,177	$9,956
09/18	$9,821	$10,112	$9,865
10/18	$9,774	$10,032	$9,818
11/18	$9,856	$10,092	$9,903
12/18	$10,066	$10,277	$10,114
01/19	$10,112	$10,386	$10,161
02/19	$10,083	$10,380	$10,134
03/19	$10,268	$10,580	$10,328
04/19	$10,240	$10,582	$10,299
05/19	$10,481	$10,770	$10,540
06/19	$10,574	$10,906	$10,637
07/19	$10,555	$10,930	$10,626
08/19	$10,917	$11,213	$10,984
09/19	$10,823	$11,153	$10,891
10/19	$10,823	$11,187	$10,898
11/19	$10,794	$11,181	$10,866
12/19	$10,728	$11,173	$10,804
01/20	$10,990	$11,388	$11,068
02/20	$11,279	$11,593	$11,355
03/20	$11,598	$11,525	$11,676
04/20	$11,671	$11,730	$11,761
05/20	$11,639	$11,784	$11,731
06/20	$11,654	$11,859	$11,742
07/20	$11,782	$12,036	$11,876
08/20	$11,654	$11,939	$11,747
09/20	$11,667	$11,932	$11,763
10/20	$11,556	$11,879	$11,652
11/20	$11,597	$11,995	$11,694
12/20	$11,561	$12,012	$11,666
01/21	$11,448	$11,926	$11,543
02/21	$11,238	$11,753	$11,295
03/21	$11,068	$11,607	$11,161
04/21	$11,147	$11,698	$11,251
05/21	$11,187	$11,737	$11,286
06/21	$11,256	$11,819	$11,372
07/21	$11,411	$11,951	$11,516
08/21	$11,384	$11,929	$11,499
09/21	$11,259	$11,825	$11,367
10/21	$11,250	$11,822	$11,370
11/21	$11,338	$11,857	$11,462
12/21	$11,265	$11,827	$11,398
01/22	$11,063	$11,572	$11,189
02/22	$10,986	$11,443	$11,106
03/22	$10,648	$11,125	$10,777
04/22	$10,318	$10,703	$10,446
05/22	$10,340	$10,772	$10,459
06/22	$10,246	$10,603	$10,384
07/22	$10,406	$10,862	$10,522
08/22	$10,146	$10,555	$10,264
09/22	$9,798	$10,099	$9,912
10/22	$9,666	$9,968	$9,774
11/22	$9,919	$10,335	$10,033
12/22	$9,849	$10,288	$9,961
01/23	$10,115	$10,604	$10,232
02/23	$9,877	$10,330	$9,995
03/23	$10,155	$10,593	$10,282
04/23	$10,215	$10,657	$10,338
05/23	$10,097	$10,541	$10,219
06/23	$10,019	$10,503	$10,143
07/23	$9,982	$10,496	$10,108
08/23	$9,925	$10,429	$10,056
09/23	$9,707	$10,164	$9,834
10/23	$9,591	$10,003	$9,716
11/23	$9,918	$10,456	$10,050
12/23	$10,238	$10,857	$10,387
01/24	$10,224	$10,827	$10,359
02/24	$10,087	$10,674	$10,226
03/24	$10,145	$10,773	$10,283
04/24	$9,916	$10,500	$10,053
05/24	$10,058	$10,678	$10,199
06/24	$10,148	$10,780	$10,302
07/24	$10,374	$11,031	$10,526
08/24	$10,508	$11,190	$10,661
09/24	$10,630	$11,340	$10,788
10/24	$10,380	$11,058	$10,534
11/24	$10,452	$11,175	$10,615
12/24	$10,295	$10,992	$10,454
01/25	$10,347	$11,051	$10,505
02/25	$10,565	$11,294	$10,733
03/25	$10,587	$11,298	$10,757
04/25	$10,650	$11,343	$10,824
05/25	$10,545	$11,261	$10,712
06/25	$10,672	$11,435	$10,847
07/25	$10,630	$11,404	$10,805
08/25	$10,739	$11,541	$10,919
09/25	$10,835	$11,667	$11,012
10/25	$10,901	$11,740	$11,080
11/25	$10,955	$11,813	$11,149
12/25	$10,913	$11,795	$11,112
01/26	$10,914	$11,808	$11,102
02/26	$11,109	$12,001	$11,303
03/26	$10,914	$11,789	$11,108
04/26	$10,903	$11,803	$11,100
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	2.38	(0.44)	0.87
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
FTSE USBIG Treasury Index	2.55	(0.27)	1.05
Footnote	Description
Footnote(a)	The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$702,916,826
Total number of portfolio holdings	286
Management services fees (represents 0.40% of Fund average net assets)	$3,248,336
Portfolio turnover for the reporting period	44%

Columbia U.S. Treasury Index Fund | Institutional 3 Class | ASR237-17_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
U.S. Treasury 3.875% 03/31/2031	1.2%
U.S. Treasury 3.875% 03/31/2028	1.2%
U.S. Treasury 4.125% 02/15/2036	1.0%
U.S. Treasury 4.625% 02/15/2035	0.9%
U.S. Treasury 4.375% 05/15/2034	0.8%
U.S. Treasury 4.250% 11/15/2034	0.8%
U.S. Treasury 4.250% 05/15/2035	0.8%
U.S. Treasury 4.250% 08/15/2035	0.8%
U.S. Treasury 4.000% 02/15/2034	0.8%
U.S. Treasury 4.000% 11/15/2035	0.8%

Asset Categories

Table Summary
U.S. Treasury Obligations	98.1%
Money Market Funds	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia U.S. Treasury Index Fund | Institutional 3 Class | ASR237-17_(06/26) |

Columbia U.S. Treasury Index Fund

Institutional Class | IUTIX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Columbia U.S. Treasury Index Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$17	0.17%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Fund performance was driven by short- and intermediate- maturity U.S. Treasuries, as 1-5-Year Treasuries returned 2.98% and 5-10-year Treasuries returned 2.86%, outperforming longer-maturity Treasuries during the slight duration selloff.

Yield curve | The yield curve rose mostly in parallel, with yields on all Treasuries between 2-and 30-years rising between 20 and 30 basis points during the annual period. (A basis point is 1/100 of a percent.) Short-maturity Treasuries experienced less of a price impact from this move, which contributed to their outperformance.

Top Performance Detractors

Duration | Overall duration was a detractor as yields rose during the period, detracting 154 basis points from the Fund's performance during the annual period.

Columbia U.S. Treasury Index Fund | Institutional Class | ASR237-08_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia U.S. Treasury Index Fund Institutional Class ($10,919)	Bloomberg U.S. Aggregate Bond Index ($11,803)	FTSE USBIG Treasury Index ($11,100)
04/16	$10,000	$10,000	$10,000
05/16	$9,994	$10,003	$10,000
06/16	$10,217	$10,182	$10,222
07/16	$10,256	$10,247	$10,260
08/16	$10,197	$10,235	$10,205
09/16	$10,181	$10,229	$10,190
10/16	$10,069	$10,151	$10,080
11/16	$9,798	$9,911	$9,815
12/16	$9,792	$9,925	$9,804
01/17	$9,813	$9,944	$9,826
02/17	$9,860	$10,011	$9,875
03/17	$9,855	$10,006	$9,870
04/17	$9,921	$10,083	$9,938
05/17	$9,987	$10,160	$10,002
06/17	$9,973	$10,150	$9,986
07/17	$9,986	$10,194	$10,003
08/17	$10,089	$10,285	$10,110
09/17	$10,003	$10,236	$10,024
10/17	$9,990	$10,242	$10,012
11/17	$9,976	$10,229	$9,999
12/17	$10,008	$10,276	$10,030
01/18	$9,867	$10,158	$9,895
02/18	$9,790	$10,061	$9,821
03/18	$9,878	$10,126	$9,912
04/18	$9,802	$10,051	$9,833
05/18	$9,891	$10,122	$9,921
06/18	$9,889	$10,110	$9,924
07/18	$9,841	$10,112	$9,882
08/18	$9,922	$10,177	$9,956
09/18	$9,820	$10,112	$9,865
10/18	$9,773	$10,032	$9,818
11/18	$9,864	$10,092	$9,903
12/18	$10,066	$10,277	$10,114
01/19	$10,113	$10,386	$10,161
02/19	$10,083	$10,380	$10,134
03/19	$10,278	$10,580	$10,328
04/19	$10,250	$10,582	$10,299
05/19	$10,484	$10,770	$10,540
06/19	$10,576	$10,906	$10,637
07/19	$10,567	$10,930	$10,626
08/19	$10,922	$11,213	$10,984
09/19	$10,827	$11,153	$10,891
10/19	$10,836	$11,187	$10,898
11/19	$10,797	$11,181	$10,866
12/19	$10,740	$11,173	$10,804
01/20	$10,994	$11,388	$11,068
02/20	$11,285	$11,593	$11,355
03/20	$11,606	$11,525	$11,676
04/20	$11,680	$11,730	$11,761
05/20	$11,648	$11,784	$11,731
06/20	$11,662	$11,859	$11,742
07/20	$11,791	$12,036	$11,876
08/20	$11,662	$11,939	$11,747
09/20	$11,675	$11,932	$11,763
10/20	$11,564	$11,879	$11,652
11/20	$11,605	$11,995	$11,694
12/20	$11,568	$12,012	$11,666
01/21	$11,455	$11,926	$11,543
02/21	$11,253	$11,753	$11,295
03/21	$11,082	$11,607	$11,161
04/21	$11,161	$11,698	$11,251
05/21	$11,192	$11,737	$11,286
06/21	$11,270	$11,819	$11,372
07/21	$11,417	$11,951	$11,516
08/21	$11,399	$11,929	$11,499
09/21	$11,273	$11,825	$11,367
10/21	$11,265	$11,822	$11,370
11/21	$11,353	$11,857	$11,462
12/21	$11,280	$11,827	$11,398
01/22	$11,076	$11,572	$11,189
02/22	$10,999	$11,443	$11,106
03/22	$10,658	$11,125	$10,777
04/22	$10,326	$10,703	$10,446
05/22	$10,349	$10,772	$10,459
06/22	$10,253	$10,603	$10,384
07/22	$10,414	$10,862	$10,522
08/22	$10,152	$10,555	$10,264
09/22	$9,812	$10,099	$9,912
10/22	$9,669	$9,968	$9,774
11/22	$9,924	$10,335	$10,033
12/22	$9,854	$10,288	$9,961
01/23	$10,121	$10,604	$10,232
02/23	$9,881	$10,330	$9,995
03/23	$10,171	$10,593	$10,282
04/23	$10,221	$10,657	$10,338
05/23	$10,103	$10,541	$10,219
06/23	$10,024	$10,503	$10,143
07/23	$9,986	$10,496	$10,108
08/23	$9,939	$10,429	$10,056
09/23	$9,710	$10,164	$9,834
10/23	$9,593	$10,003	$9,716
11/23	$9,922	$10,456	$10,050
12/23	$10,253	$10,857	$10,387
01/24	$10,229	$10,827	$10,359
02/24	$10,091	$10,674	$10,226
03/24	$10,149	$10,773	$10,283
04/24	$9,919	$10,500	$10,053
05/24	$10,062	$10,678	$10,199
06/24	$10,163	$10,780	$10,302
07/24	$10,390	$11,031	$10,526
08/24	$10,513	$11,190	$10,661
09/24	$10,647	$11,340	$10,788
10/24	$10,385	$11,058	$10,534
11/24	$10,467	$11,175	$10,615
12/24	$10,309	$10,992	$10,454
01/25	$10,362	$11,051	$10,505
02/25	$10,581	$11,294	$10,733
03/25	$10,603	$11,298	$10,757
04/25	$10,666	$11,343	$10,824
05/25	$10,560	$11,261	$10,712
06/25	$10,688	$11,435	$10,847
07/25	$10,646	$11,404	$10,805
08/25	$10,754	$11,541	$10,919
09/25	$10,841	$11,667	$11,012
10/25	$10,907	$11,740	$11,080
11/25	$10,972	$11,813	$11,149
12/25	$10,929	$11,795	$11,112
01/26	$10,931	$11,808	$11,102
02/26	$11,126	$12,001	$11,303
03/26	$10,929	$11,789	$11,108
04/26	$10,919	$11,803	$11,100
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	2.37	(0.44)	0.88
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
FTSE USBIG Treasury Index	2.55	(0.27)	1.05

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$702,916,826
Total number of portfolio holdings	286
Management services fees (represents 0.40% of Fund average net assets)	$3,248,336
Portfolio turnover for the reporting period	44%

Columbia U.S. Treasury Index Fund | Institutional Class | ASR237-08_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
U.S. Treasury 3.875% 03/31/2031	1.2%
U.S. Treasury 3.875% 03/31/2028	1.2%
U.S. Treasury 4.125% 02/15/2036	1.0%
U.S. Treasury 4.625% 02/15/2035	0.9%
U.S. Treasury 4.375% 05/15/2034	0.8%
U.S. Treasury 4.250% 11/15/2034	0.8%
U.S. Treasury 4.250% 05/15/2035	0.8%
U.S. Treasury 4.250% 08/15/2035	0.8%
U.S. Treasury 4.000% 02/15/2034	0.8%
U.S. Treasury 4.000% 11/15/2035	0.8%

Asset Categories

Table Summary
U.S. Treasury Obligations	98.1%
Money Market Funds	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia U.S. Treasury Index Fund | Institutional Class | ASR237-08_(06/26) |

Multi-Manager Directional Alternative Strategies Fund

Institutional Class | CDAZX

Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Multi-Manager Directional Alternative Strategies Fund (the Fund) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$235	2.11%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Stock selection within the pharmaceuticals, biotechnology, life sciences, technology hardware, storage and peripherals and the semiconductors and semiconductor equipment industries accounted for the majority of the Fund’s relative gains during the one-year period.

Allocations | Overweight positioning in the pharmaceuticals, biotechnology, and life sciences industries and underweight positioning in the software and services industry contributed positively during the period.

Individual holdings | Positions in Sandisk Corp, a data storage company specializing in NAND flash memory; Tower Semiconductor, a manufacturer of analog integrated circuits; Cidara Therapeutics, a developer of antivirals and immunotherapies; and Silicon Motion, a supplier of solid-state drives (SSD), were among the top contributors to the Fund’s absolute performance. All of the top individual contributors were long positions.

Top Performance Detractors

Stock selection | Stock selection within the capital goods and financial services industries generated negative relative returns during the one-year period.

Allocations | Larger weightings in the health care equipment and services industry, as well as underweight positioning across the media, entertainment and banks industries, detracted modestly from relative performance.

Individual holdings | Fund positions in the VanEck Semiconductor ETF, a vehicle that tracks the largest U.S.-listed semiconductor companies; the SPDR S&P Biotech ETF, which invests in U.S. biotechnology companies; the Invesco QQQ Trust, an ETF that tracks the NASDAQ-100; Daikin, a Japanese manufacturer of HVAC systems; and Fujifilm Holdings, a Japanese conglomerate focused on the photography market, were top detractors during the period. All of the top individual detractors were short positions.

Multi-Manager Directional Alternative Strategies Fund | Institutional Class | ASR284-08_(06/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Multi-Manager Directional Alternative Strategies Fund Institutional Class ($19,292)	S&P 500® Index ($39,773)	HFRX Equity Hedge Index ($16,730)	MSCI World Index (Net) ($32,262)	Wilshire Liquid Alternative Equity Hedge Index ($16,820)
10/17/16	$10,000	$10,000	$10,000	$10,000	$10,000
10/31/16	$10,000	$10,002	$9,972	$10,022	$10,015
11/30/16	$10,150	$10,372	$10,119	$10,166	$10,197
12/31/16	$10,256	$10,577	$10,137	$10,409	$10,226
01/31/17	$10,417	$10,778	$10,222	$10,661	$10,310
02/28/17	$10,618	$11,206	$10,342	$10,956	$10,419
03/31/17	$10,608	$11,219	$10,410	$11,073	$10,425
04/30/17	$10,638	$11,334	$10,485	$11,237	$10,468
05/31/17	$10,748	$11,494	$10,425	$11,475	$10,393
06/30/17	$10,788	$11,566	$10,515	$11,519	$10,497
07/31/17	$10,969	$11,803	$10,607	$11,794	$10,600
08/31/17	$11,139	$11,840	$10,659	$11,811	$10,637
09/30/17	$11,260	$12,084	$10,853	$12,076	$10,741
10/31/17	$11,360	$12,366	$10,938	$12,304	$10,833
11/30/17	$11,531	$12,745	$11,034	$12,571	$10,939
12/31/17	$11,602	$12,887	$11,148	$12,741	$11,002
01/31/18	$12,068	$13,625	$11,528	$13,414	$11,279
02/28/18	$11,719	$13,122	$11,357	$12,858	$10,853
03/31/18	$11,549	$12,789	$11,279	$12,578	$10,750
04/30/18	$11,454	$12,838	$11,217	$12,722	$10,730
05/31/18	$11,369	$13,147	$11,250	$12,802	$10,796
06/30/18	$11,136	$13,228	$11,175	$12,796	$10,737
07/31/18	$11,327	$13,720	$11,256	$13,196	$10,911
08/31/18	$11,274	$14,167	$11,230	$13,359	$10,976
09/30/18	$11,306	$14,248	$11,048	$13,433	$10,993
10/31/18	$10,745	$13,274	$10,612	$12,447	$10,564
11/30/18	$10,702	$13,545	$10,545	$12,588	$10,596
12/31/18	$10,233	$12,322	$10,098	$11,631	$10,176
01/31/19	$10,679	$13,309	$10,494	$12,536	$10,538
02/28/19	$10,759	$13,736	$10,616	$12,913	$10,617
03/31/19	$10,759	$14,003	$10,700	$13,083	$10,648
04/30/19	$10,806	$14,570	$10,772	$13,546	$10,799
05/31/19	$10,440	$13,644	$10,555	$12,765	$10,440
06/30/19	$10,791	$14,606	$10,702	$13,606	$10,759
07/31/19	$10,822	$14,816	$10,816	$13,673	$10,850
08/31/19	$10,615	$14,581	$10,798	$13,394	$10,728
09/30/19	$10,759	$14,854	$10,893	$13,679	$10,820
10/31/19	$10,822	$15,176	$10,949	$14,027	$10,897
11/30/19	$10,934	$15,727	$11,046	$14,417	$11,038
12/31/19	$11,068	$16,201	$11,180	$14,849	$11,111
01/31/20	$10,844	$16,195	$11,143	$14,759	$10,984
02/29/20	$10,217	$14,862	$10,717	$13,511	$10,469
03/31/20	$9,382	$13,026	$9,690	$11,723	$9,755
04/30/20	$9,639	$14,696	$10,125	$13,004	$10,236
05/31/20	$9,591	$15,396	$10,249	$13,632	$10,369
06/30/20	$9,687	$15,702	$10,476	$13,993	$10,474
07/31/20	$9,928	$16,588	$10,562	$14,662	$10,704
08/31/20	$10,169	$17,780	$10,848	$15,642	$10,973
09/30/20	$10,008	$17,104	$10,851	$15,102	$10,792
10/31/20	$9,815	$16,649	$10,792	$14,639	$10,636
11/30/20	$10,153	$18,472	$11,287	$16,511	$11,195
12/31/20	$10,362	$19,182	$11,694	$17,211	$11,419
01/31/21	$10,313	$18,989	$11,572	$17,040	$11,372
02/28/21	$10,619	$19,512	$11,901	$17,476	$11,673
03/31/21	$11,261	$20,367	$12,004	$18,058	$12,026
04/30/21	$11,615	$21,454	$12,364	$18,898	$12,351
05/31/21	$12,000	$21,604	$12,468	$19,171	$12,489
06/30/21	$11,679	$22,108	$12,613	$19,456	$12,490
07/31/21	$11,727	$22,633	$12,672	$19,805	$12,582
08/31/21	$11,807	$23,321	$12,841	$20,298	$12,737
09/30/21	$11,631	$22,237	$12,775	$19,455	$12,470
10/31/21	$11,888	$23,794	$13,051	$20,557	$12,793
11/30/21	$11,856	$23,630	$12,894	$20,106	$12,637
12/31/21	$12,600	$24,689	$13,114	$20,966	$12,876
01/31/22	$13,084	$23,411	$12,836	$19,856	$12,676
02/28/22	$13,015	$22,710	$12,880	$19,354	$12,478
03/31/22	$13,033	$23,553	$13,075	$19,885	$12,584
04/30/22	$12,825	$21,499	$12,847	$18,233	$12,403
05/31/22	$13,102	$21,539	$12,751	$18,247	$12,433
06/30/22	$12,583	$19,761	$12,495	$16,667	$11,917
07/31/22	$12,566	$21,583	$12,645	$17,990	$12,274
08/31/22	$12,376	$20,703	$12,740	$17,238	$12,028
09/30/22	$11,857	$18,796	$12,485	$15,635	$11,495
10/31/22	$12,358	$20,318	$12,614	$16,758	$11,946
11/30/22	$12,791	$21,453	$12,705	$17,923	$12,345
12/31/22	$12,769	$20,217	$12,696	$17,162	$12,058
01/31/23	$12,712	$21,488	$12,894	$18,377	$12,427
02/28/23	$12,345	$20,963	$12,815	$17,935	$12,250
03/31/23	$12,422	$21,733	$12,798	$18,489	$12,370
04/30/23	$12,384	$22,072	$12,876	$18,813	$12,506
05/31/23	$12,210	$22,168	$12,909	$18,625	$12,456
06/30/23	$12,596	$23,633	$13,072	$19,752	$12,823
07/31/23	$12,712	$24,392	$13,164	$20,415	$13,018
08/31/23	$12,750	$24,004	$13,200	$19,928	$12,974
09/30/23	$12,577	$22,859	$13,100	$19,068	$12,758
10/31/23	$12,461	$22,379	$12,979	$18,515	$12,662
11/30/23	$12,962	$24,422	$13,359	$20,250	$13,148
12/31/23	$13,266	$25,532	$13,572	$21,245	$13,115
01/31/24	$13,481	$25,961	$13,661	$21,500	$13,640
02/29/24	$13,795	$27,347	$13,847	$22,411	$13,920
03/31/24	$14,265	$28,227	$14,033	$23,131	$14,252
04/30/24	$13,912	$27,074	$13,921	$22,272	$14,012
05/31/24	$14,324	$28,417	$14,095	$23,267	$14,340
06/30/24	$14,343	$29,436	$14,265	$23,740	$14,465
07/31/24	$14,383	$29,795	$14,366	$24,158	$14,619
08/31/24	$14,716	$30,517	$14,477	$24,797	$14,830
09/30/24	$14,872	$31,169	$14,587	$25,251	$14,964
10/31/24	$15,304	$30,886	$14,494	$24,750	$14,928
11/30/24	$16,264	$32,699	$14,687	$25,886	$15,341
12/31/24	$15,900	$31,920	$14,635	$25,211	$14,693
01/31/25	$16,289	$32,809	$14,943	$26,101	$15,031
02/28/25	$16,267	$32,381	$14,864	$25,913	$15,005
03/31/25	$15,642	$30,556	$14,666	$24,759	$14,694
04/30/25	$15,706	$30,349	$14,666	$24,979	$14,596
05/31/25	$16,289	$32,259	$15,052	$26,458	$15,021
06/30/25	$16,677	$33,900	$15,267	$27,600	$15,339
07/31/25	$16,785	$34,661	$15,387	$27,955	$15,418
08/31/25	$17,066	$35,363	$15,617	$28,684	$15,711
09/30/25	$17,562	$36,654	$15,845	$29,606	$16,043
10/31/25	$18,166	$37,512	$15,953	$30,199	$16,155
11/30/25	$19,180	$37,604	$15,959	$30,284	$16,324
12/31/25	$18,973	$37,627	$16,107	$30,529	$16,142
01/31/26	$19,372	$38,173	$16,471	$31,212	$16,624
02/28/26	$19,239	$37,883	$16,606	$31,441	$16,699
03/31/26	$18,468	$35,996	$15,868	$29,438	$16,227
04/30/26	$19,292	$39,773	$16,730	$32,262	$16,820
Table Summary
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Institutional ClassFootnote Reference(a)Footnote Reference(b)	22.83	10.68	7.14
S&P 500® Index	31.05	13.14	15.58
HFRX Equity Hedge Index	14.07	6.24	5.55
MSCI World Index (Net)	29.16	11.29	13.07
Wilshire Liquid Alternative Equity Hedge Index	15.23	6.37	5.61
Footnote	Description
Footnote(a)	The returns shown for periods prior to January 3, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. Class A shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.
Footnote(b)	The Fund’s performance prior to March 12, 2026, reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$317,004,520
Total number of portfolio holdings	860
Management services fees (represents 1.41% of Fund average net assets)	$4,153,501
Portfolio turnover for the reporting period	308%

Multi-Manager Directional Alternative Strategies Fund | Institutional Class | ASR284-08_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	26.6%
Financials	13.5%
Health Care	12.9%
Industrials	12.2%
Consumer Discretionary	6.1%
Other	21.2%
Health Care	(12.3%)
Information Technology	(6.1%)
Consumer Discretionary	(4.6%)
Financials	(3.7%)
Industrials	(2.4%)
Other	(5.4%)

Derivative Exposure

Table Summary
Long
Equity Risk	49.1%
Short
Equity Risk	55.0%

Asset Categories

Table Summary
Common Stocks	92.5%
Money Market Funds	2.1%
Call Option Contracts Purchased	1.2%
Other	0.9%
Common Stocks	(34.5%)
Exchange-Traded Equity Funds	(2.3%)
Other	(0.0%)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective March 12, 2026 (the Effective Date), Los Angeles Capital Management LLC  assumed day-to-day management of a portion of the Fund’s portfolio.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Multi-Manager Directional Alternative Strategies Fund | Institutional Class | ASR284-08_(06/26) |

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett, Amrit Kanwal and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett, Mr. Kanwal and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant’s investment advisor ($)
	April 30, 2026	April 30, 2025	April 30, 2026	April 30, 2025
Audit fees (a)	207,440	200,734	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	101,260	75,640	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	392,000	474,000

(a) Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c) Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d) All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The registrant’s Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Small Cap Value Discovery Fund
Annual Financial Statements and Additional Information
April 30, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Small Cap Value Discovery Fund | 2026

Portfolio of Investments
April 30, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 2.2%
Diversified Telecommunication Services 0.4%
Bandwidth, Inc., Class A(a)	243,822	8,975,088
Entertainment 0.1%
Gaia, Inc.(a),(b)	689,749	2,158,914
Playstudios, Inc.(a)	2,420,384	1,004,702
Total		3,163,616
Interactive Media & Services 0.8%
Fubotv, Inc., Class A(a)	676,416	8,333,444
Webtoon Entertainment, Inc.(a)	713,173	8,729,237
Total		17,062,681
Media 0.9%
Criteo SA, ADR(a)	398,560	7,548,726
DoubleVerify Holdings, Inc.(a)	1,013,040	11,163,701
Total		18,712,427
Total Communication Services		47,913,812
Consumer Discretionary 11.5%
Automobile Components 0.9%
Fox Factory Holding Corp.(a)	298,170	5,292,517
Gentherm, Inc.(a)	280,888	8,454,729
Versigent PLC(a)	202,030	7,064,989
Total		20,812,235
Automobiles 0.3%
Winnebago Industries, Inc.	213,630	6,966,474
Distributors 0.5%
Educational Development Corp.(a)	390,079	546,110
Gold.com, Inc.	204,910	9,259,883
Total		9,805,993
Diversified Consumer Services 0.1%
Kindercare Learning Cos, Inc.(a)	724,616	2,847,741
Household Durables 4.3%
Beazer Homes USA, Inc.(a)	231,550	4,999,164
Cavco Industries, Inc.(a)	25,627	12,992,889
Century Communities, Inc.	213,529	11,961,895
Ethan Allen Interiors, Inc.	219,233	4,678,432
Hamilton Beach Brands Holding Co.	341,431	7,105,179
Common Stocks (continued)
Issuer	Shares	Value ($)
Helen of Troy Ltd.(a)	422,659	9,784,556
Hooker Furnishings Corp.	415,332	5,046,284
Legacy Housing Corp.(a)	312,786	6,803,095
Lifetime Brands, Inc.	686,547	4,634,192
Meritage Homes Corp.	350,570	23,607,384
Universal Electronics, Inc.(a),(b)	650,465	2,738,458
Total		94,351,528
Leisure Products 1.3%
Polaris, Inc.	324,308	21,491,891
YETI Holdings, Inc.(a)	199,736	7,881,583
Total		29,373,474
Specialty Retail 2.6%
Advance Auto Parts, Inc.	358,409	21,328,919
America’s Car-Mart, Inc.(a)	200,490	2,447,983
Brilliant Earth Group, Inc., Class A	601,324	895,973
Designer Brands, Inc.	878,334	6,587,505
National Vision Holdings, Inc.(a)	580,832	13,486,919
OneWater Marine, Inc., Class A(a)	442,207	4,152,324
Stitch Fix, Inc., Class A(a)	946,208	3,444,197
Zumiez, Inc.(a)	207,224	5,091,494
Total		57,435,314
Textiles, Apparel & Luxury Goods 1.5%
Carter’s, Inc.	271,820	9,818,139
Culp, Inc.(a)	632,975	2,082,488
Fossil Group, Inc.(a)	863,684	3,826,120
Movado Group, Inc.	409,072	11,143,121
Oxford Industries, Inc.	119,850	5,134,374
Total		32,004,242
Total Consumer Discretionary		253,597,001
Consumer Staples 4.1%
Beverages 0.7%
Boston Beer Co., Inc. (The), Class A(a)	41,216	9,769,841
MGP Ingredients, Inc.	292,457	5,831,592
Total		15,601,433
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Discovery Fund  | 2026
3

Portfolio of Investments (continued)
April 30, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 1.2%
Andersons, Inc. (The)	251,087	19,720,373
Grocery Outlet Holding Corp.(a)	807,570	6,387,879
Total		26,108,252
Food Products 1.4%
Dole PLC	735,451	11,164,146
John B. Sanfilippo & Son, Inc.	89,750	7,340,653
Limoneira Co.	10,645	135,511
Simply Good Foods Co. (The)(a)	496,470	6,637,804
Utz Brands, Inc.	712,650	5,672,694
Total		30,950,808
Personal Care Products 0.8%
Coty, Inc., Class A(a)	2,061,960	5,072,421
Edgewell Personal Care Co.	392,236	8,844,922
Honest Co., Inc. (The)(a)	1,053,860	3,688,510
Total		17,605,853
Total Consumer Staples		90,266,346
Energy 8.2%
Energy Equipment & Services 2.5%
Atlas Energy Solutions, Inc.	918,780	15,968,396
DMC Global Inc(a)	553,943	3,423,368
Natural Gas Services Group, Inc.	250,420	10,189,590
Pason Systems, Inc.	624,910	6,426,910
ProPetro Holding Corp.(a)	578,200	9,904,566
Tetra Technologies, Inc.(a)	983,262	9,360,654
Total		55,273,484
Oil, Gas & Consumable Fuels 5.7%
Delek U.S. Holdings, Inc.	347,410	16,185,832
FutureFuel Corp.	762,400	3,796,752
Green Plains, Inc.(a)	494,880	8,601,014
Infinity Natural Resources, Inc., Class A(a)	352,730	5,745,972
Kinetik Holdings, Inc.	355,326	17,958,176
PBF Energy, Inc., Class A	446,340	19,353,302
Ring Energy, Inc.(a)	5,265,636	9,899,396
Scorpio Tankers, Inc.	259,800	21,129,534
Common Stocks (continued)
Issuer	Shares	Value ($)
Talos Energy, Inc.(a)	862,972	13,738,514
W&T Offshore, Inc.	2,337,936	9,842,711
Total		126,251,203
Total Energy		181,524,687
Financials 18.0%
Banks 6.4%
Banc of California, Inc.	911,050	17,063,966
Bank of Marin Bancorp	260,067	6,668,118
BankUnited, Inc.	422,626	19,643,656
CNB Financial Corp.	256,161	7,782,171
FirstSun Capital Bancorp(a)	232,901	8,235,379
Hilltop Holdings, Inc.	341,988	12,882,688
MVB Financial Corp.	178,792	4,671,835
Northrim BanCorp, Inc.	194,252	4,765,002
Provident Financial Holdings, Inc.	210,532	3,612,729
Riverview Bancorp, Inc.	656,604	3,401,209
Shore Bancshares, Inc.	274,070	5,289,551
Southern First Bancshares, Inc.(a)	199,682	11,242,097
Towne Bank	348,302	12,385,619
WaFd, Inc.	484,599	17,154,805
Western New England Bancorp, Inc.	517,249	7,215,624
Total		142,014,449
Capital Markets 0.9%
StoneX Group, Inc.(a)	191,335	20,287,250
Financial Services 6.7%
Alerus Financial Corp.	285,726	7,697,458
Banco Latinoamericano de Comercio Exterior SA, Class E	224,368	11,987,982
Essent Group Ltd.	349,690	21,163,239
Euronet Worldwide, Inc.(a)	194,776	14,097,887
EVERTEC, Inc.	351,934	10,392,611
Flywire Corp.(a)	920,490	12,435,820
Pagseguro Digital Ltd., Class A	869,400	8,711,388
Payoneer Global, Inc.(a)	1,993,678	9,928,517
PennyMac Financial Services, Inc.	197,790	17,858,459
Security National Financial Corp., Class A(a)	543,309	5,324,428
Walker & Dunlop, Inc.	269,700	13,579,395
Western Union Co. (The)	1,514,990	13,771,259
Total		146,948,443
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Small Cap Value Discovery Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.6%
F&G Annuities & Life, Inc.	637,070	18,245,685
Global Indemnity Group LLC	251,944	7,203,079
Greenlight Capital Re Ltd., Class A(a)	484,643	8,878,659
Horace Mann Educators Corp.	255,941	11,629,959
Neptune Insurance Holdings, Inc., Class A(a)	465,661	11,702,061
Total		57,659,443
Mortgage Real Estate Investment Trusts (REITs) 1.4%
ARMOUR Residential REIT, Inc.	798,590	14,007,268
Dynex Capital, Inc.	832,890	11,343,962
Orchid Island Capital, Inc.	826,190	5,808,116
Total		31,159,346
Total Financials		398,068,931
Health Care 8.3%
Biotechnology 0.6%
Annexon, Inc.(a)	1,455,915	8,546,221
Atossa Therapeutics, Inc.(a)	189,234	1,016,186
Compass Pathways PLC, ADR(a)	420,910	3,813,445
Total		13,375,852
Health Care Equipment & Supplies 2.3%
CONMED Corp.	156,474	5,736,337
Embecta Corp.	467,229	4,275,145
Inogen, Inc.(a)	605,111	4,302,339
Neogen Corp.(a)	1,339,281	12,589,241
Teleflex, Inc.	159,140	19,719,038
Varex Imaging Corp.(a)	311,553	3,629,593
Total		50,251,693
Health Care Providers & Services 3.1%
Acadia Healthcare Co., Inc.(a)	411,040	10,643,881
AdaptHealth Corp.(a)	619,413	8,120,504
Ardent Health, Inc.(a)	965,621	9,424,461
Astrana Health, Inc.(a)	321,660	10,981,472
Fulgent Genetics, Inc.(a)	372,379	5,656,437
PACS Group, Inc.(a)	548,318	18,396,069
Viemed Healthcare, Inc.(a)	532,030	5,299,019
Total		68,521,843
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 0.8%
Certara, Inc.(a)	1,201,400	7,364,582
Teladoc Health, Inc.(a)	1,300,890	7,883,393
TruBridge, Inc.(a)	143,618	3,690,983
Total		18,938,958
Life Sciences Tools & Services 1.2%
Azenta, Inc.(a)	253,724	6,233,998
Bruker Corp.	285,080	10,465,287
Codexis, Inc.(a)	2,500,490	7,051,382
Quanterix Corp.(a)	664,836	2,080,937
Total		25,831,604
Pharmaceuticals 0.3%
ANI Pharmaceuticals, Inc.(a)	83,634	6,644,721
Total Health Care		183,564,671
Industrials 17.1%
Air Freight & Logistics 0.4%
Radiant Logistics, Inc.(a)	1,007,154	8,470,165
Building Products 1.0%
UFP Industries, Inc.	242,875	21,734,884
Commercial Services & Supplies 1.3%
ACCO Brands Corp.	988,382	3,172,706
Healthcare Services Group, Inc.(a)	547,206	11,715,681
HNI Corp.	420,782	15,375,374
Total		30,263,761
Electrical Equipment 1.2%
GrafTech International Ltd.(a)	260,310	2,212,640
Shoals Technologies Group, Inc., Class A(a)	1,180,730	9,374,996
Thermon(a)	260,966	15,785,834
Total		27,373,470
Ground Transportation 3.7%
ArcBest Corp.	175,220	22,352,815
Heartland Express, Inc.	665,416	8,903,266
Knight-Swift Transportation Holdings, Inc.	385,290	25,005,321
Marten Transport Ltd.	632,470	9,537,648
Werner Enterprises, Inc.	432,120	15,932,264
Total		81,731,314
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Discovery Fund  | 2026
5

Portfolio of Investments (continued)
April 30, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 4.3%
Energy Recovery, Inc.(a)	454,596	5,032,378
Gates Industrial Corp. PLC(a)	810,960	20,768,685
Greenbrier Companies, Inc. (The)	261,376	12,838,789
Hurco Companies, Inc.(a)	201,335	3,374,375
JBT Marel Corp.	172,340	20,353,354
Mayville Engineering Co., Inc.(a)	260,330	5,938,127
Nano Dimension Ltd., ADR(a)	3,622,689	6,267,252
Omega Flex, Inc.	150,586	4,746,471
Taylor Devices, Inc.(a)	89,180	4,949,490
Twin Disc, Inc.	315,760	5,216,355
Wabash National Corp.	771,440	6,703,814
Total		96,189,090
Marine Transportation 1.9%
Costamare Bulkers Holdings Ltd.(a)	280,124	4,840,543
Costamare, Inc.	602,770	10,018,037
Kirby Corp.(a)	134,761	20,286,921
Safe Bulkers, Inc.	946,697	6,380,738
Total		41,526,239
Passenger Airlines 0.5%
Alaska Air Group, Inc.(a)	273,200	10,684,852
Professional Services 2.6%
Alight, Inc., Class A	5,327,601	4,408,057
CBIZ, Inc.(a)	364,370	11,113,285
IBEX Ltd.(a)	208,282	5,779,825
ICF International, Inc.	152,030	10,894,470
Korn/Ferry International	241,365	16,036,291
Verra Mobility Corp.(a)	606,840	8,999,437
Total		57,231,365
Trading Companies & Distributors 0.2%
BlueLinx Holdings, Inc.(a)	73,127	3,872,806
Total Industrials		379,077,946
Information Technology 6.6%
Electronic Equipment, Instruments & Components 4.7%
Airgain, Inc.(a)	526,706	3,723,811
Littelfuse, Inc.	66,230	26,768,179
Luna Innovations, Inc.(a)	1,561,639	1,780,268
Methode Electronics, Inc.	1,349,866	10,825,925
Common Stocks (continued)
Issuer	Shares	Value ($)
Rogers Corp.(a)	111,620	15,152,415
Vishay Intertechnology, Inc.	766,850	22,215,645
Vishay Precision Group, Inc.(a)	106,143	6,413,160
Vontier Corp.	481,670	17,282,320
Total		104,161,723
IT Services 0.7%
BigCommerce Holdings, Inc.(a)	1,270,970	3,596,845
Everforth, Inc.(a)	458,009	9,663,990
Grid Dynamics Holdings, Inc.(a)	513,760	2,923,294
Total		16,184,129
Semiconductors & Semiconductor Equipment 0.6%
inTEST Corp.(a)	390,963	7,307,098
MagnaChip Semiconductor Corp.(a)	1,178,240	4,006,016
Valens Semiconductor Ltd.(a)	1,113,450	2,416,187
Total		13,729,301
Software 0.6%
Cognyte Software Ltd.(a)	563,672	5,259,060
Mitek Systems, Inc.(a)	505,530	7,057,199
Upland Software, Inc.(a)	1,009,093	630,683
Total		12,946,942
Total Information Technology		147,022,095
Materials 7.7%
Chemicals 3.1%
Aspen Aerogels, Inc.(a)	1,034,870	3,839,368
Chemours Co. (The)	684,982	18,460,265
Ecovyst, Inc.(a)	968,450	13,732,621
Koppers Holdings, Inc.	161,358	6,588,247
Minerals Technologies, Inc.	227,940	16,398,003
Stepan Co.	190,770	9,544,223
Total		68,562,727
Containers & Packaging 0.9%
Greif, Inc., Class A	191,817	12,514,141
Myers Industries, Inc.	366,860	7,560,985
Total		20,075,126
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Small Cap Value Discovery Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 3.5%
Ampco-Pittsburgh Corp.(a)	872,785	9,530,812
Centerra Gold, Inc.	881,220	15,336,284
Compass Minerals International, Inc.(a)	262,540	7,012,443
Ferroglobe PLC	1,426,435	6,618,658
Metallus, Inc.(a)	441,028	8,485,379
Ryerson Holding Corp.	407,225	11,284,205
Torex Gold Resources, Inc.	322,562	13,283,851
Vizsla Silver Corp.(a)	1,735,237	5,889,088
Total		77,440,720
Paper & Forest Products 0.2%
Clearwater Paper Corp.(a)	166,083	2,276,998
Magnera Corp.(a)	305,037	3,044,269
Total		5,321,267
Total Materials		171,399,840
Real Estate 13.6%
Diversified REITs 0.9%
AH Realty Trust, Inc.	1,064,370	6,482,013
American Assets Trust, Inc.	615,300	12,761,322
Total		19,243,335
Health Care REITs 0.3%
Community Healthcare Trust, Inc.	368,420	6,344,193
Hotel & Resort REITs 1.5%
Chatham Lodging Trust	799,600	6,940,528
Park Hotels & Resorts, Inc.	1,021,280	11,714,082
RLJ Lodging Trust	1,853,490	15,272,757
Total		33,927,367
Industrial REITs 0.7%
Americold Realty Trust, Inc.	1,248,304	15,266,758
Office REITs 3.5%
Brandywine Realty Trust	2,911,299	8,821,236
COPT Defense Properties	558,130	17,441,562
Douglas Emmett, Inc.	1,174,880	12,700,453
Empire State Realty Trust, Inc., Class A	1,737,950	9,680,382
Highwoods Properties, Inc.	581,950	14,147,204
Hudson Pacific Properties, Inc.(a)	628,700	5,790,327
Piedmont Realty Trust, Inc.(a)	1,116,691	9,335,537
Total		77,916,701
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 2.2%
Cushman & Wakefield Ltd.(a)	1,428,277	20,053,009
Douglas Elliman, Inc.(a)	2,438,351	4,901,085
Forestar Group, Inc.(a)	344,656	9,739,979
Newmark Group, Inc., Class A	883,242	14,237,861
Total		48,931,934
Retail REITs 2.2%
FrontView REIT, Inc.	303,020	5,363,454
Kite Realty Group Trust	851,020	22,262,683
Macerich Co. (The)	750,100	16,299,673
Saul Centers, Inc.	141,138	4,859,382
Total		48,785,192
Specialized REITs 2.3%
Four Corners Property Trust, Inc.	599,050	15,317,709
Rayonier, Inc.	1,053,130	22,336,887
Safehold, Inc.	741,060	11,871,781
Total		49,526,377
Total Real Estate		299,941,857
Utilities 1.3%
Gas Utilities 1.3%
National Fuel Gas Co.	266,150	22,457,737
RGC Resources, Inc.	305,337	6,940,310
Total		29,398,047
Total Utilities		29,398,047
Total Common Stocks (Cost $1,716,681,994)		2,181,775,233

Exchange-Traded Equity Funds 0.5%
	Shares	Value ($)
U.S. Small Cap 0.5%
iShares Russell 2000 Value ETF	53,205	11,053,339
Total Exchange-Traded Equity Funds (Cost $9,921,474)		11,053,339

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Discovery Fund  | 2026
7

Portfolio of Investments (continued)
April 30, 2026
Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.810%(b),(c)	17,281,497	17,274,584
Total Money Market Funds (Cost $17,274,471)		17,274,584
Total Investments in Securities (Cost: $1,743,877,939)		2,210,103,156
Other Assets & Liabilities, Net		1,872,938
Net Assets		2,211,976,094
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended April 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.810%
	134,632	620,028,309	(602,888,465)	108	17,274,584	1,007	453,813	17,281,497
Gaia, Inc.†
	5,768,386	197,619	(3,357,399)	(337,505)	—	(1,204,787)	—	—
Universal Electronics, Inc.‡
	—	1,197,715	—	(2,812,790)	2,738,458	—	—	650,465
Total	5,903,018			(3,150,187)	20,013,042	(1,203,780)	453,813

†	Issuer was not an affiliate at the end of period.
‡	Issuer was not an affiliate at the beginning of period.

(c)	The rate shown is the seven-day current annualized yield at April 30, 2026.
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Small Cap Value Discovery Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Fair value measurements   (continued)
relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	47,913,812	—	—	47,913,812
Consumer Discretionary	253,597,001	—	—	253,597,001
Consumer Staples	90,266,346	—	—	90,266,346
Energy	181,524,687	—	—	181,524,687
Financials	398,068,931	—	—	398,068,931
Health Care	183,564,671	—	—	183,564,671
Industrials	379,077,946	—	—	379,077,946
Information Technology	147,022,095	—	—	147,022,095
Materials	171,399,840	—	—	171,399,840
Real Estate	299,941,857	—	—	299,941,857
Utilities	29,398,047	—	—	29,398,047
Total Common Stocks	2,181,775,233	—	—	2,181,775,233
Exchange-Traded Equity Funds	11,053,339	—	—	11,053,339
Money Market Funds	17,274,584	—	—	17,274,584
Total Investments in Securities	2,210,103,156	—	—	2,210,103,156
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Discovery Fund  | 2026
9

Statement of Assets and Liabilities
April 30, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,721,052,220)	$2,190,090,114
Affiliated issuers (cost $22,825,719)	20,013,042
Receivable for:
Investments sold	357,160
Capital shares sold	2,955,127
Dividends	1,352,325
Foreign tax reclaims	56,601
Expense reimbursement due from Investment Manager	1,209
Prepaid expenses	2,317
Deferred compensation of board members	435,428
Total assets	2,215,263,323
Liabilities
Payable for:
Investments purchased	592,079
Capital shares redeemed	1,844,820
Management services fees	47,034
Distribution and/or service fees	2,613
Transfer agent fees	193,508
Compensation of chief compliance officer	26
Compensation of board members	1,640
Other expenses	114,272
Deferred compensation of board members	491,237
Total liabilities	3,287,229
Net assets applicable to outstanding capital stock	$2,211,976,094
Represented by
Paid in capital	1,640,826,353
Total distributable earnings (loss)	571,149,741
Total - representing net assets applicable to outstanding capital stock	$2,211,976,094
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Small Cap Value Discovery Fund  | 2026

Statement of Assets and Liabilities (continued)
April 30, 2026
Class A
Net assets	$327,880,269
Shares outstanding	6,845,004
Net asset value per share	$47.90
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$50.82
Class C
Net assets	$12,329,761
Shares outstanding	625,328
Net asset value per share	$19.72
Institutional Class
Net assets	$1,119,980,645
Shares outstanding	19,334,086
Net asset value per share	$57.93
Institutional 2 Class
Net assets	$238,208,021
Shares outstanding	3,905,155
Net asset value per share	$61.00
Institutional 3 Class
Net assets	$488,400,563
Shares outstanding	8,337,012
Net asset value per share	$58.58
Class R
Net assets	$4,229,082
Shares outstanding	89,232
Net asset value per share	$47.39
Class S
Net assets	$20,947,753
Shares outstanding	361,649
Net asset value per share	$57.92
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Discovery Fund  | 2026
11

Statement of Operations
Year Ended April 30, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$33,153,105
Dividends — affiliated issuers	453,813
Foreign taxes withheld	(96,897)
Total income	33,510,021
Expenses:
Management services fees	14,484,082
Distribution and/or service fees
Class A	739,148
Class C	92,506
Class R	13,395
Transfer agent fees
Class A	419,464
Class C	13,165
Institutional Class	1,370,293
Institutional 2 Class	113,053
Institutional 3 Class	15,749
Class R	3,799
Class S	27,906
Custodian fees	31,152
Printing and postage fees	231,711
Registration fees	200,781
Accounting services fees	58,657
Legal fees	45,070
Interest on interfund lending	5,069
Compensation of chief compliance officer	313
Compensation of board members	29,307
Deferred compensation of board members	15,410
Other	87,140
Total expenses	17,997,170
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(509,255)
Expense reduction	(1,721)
Total net expenses	17,486,194
Net investment income	16,023,827
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	325,537,119
Investments — affiliated issuers	(1,203,780)
Foreign currency translations	6,132
Net realized gain	324,339,471
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	298,090,188
Investments — affiliated issuers	(3,150,187)
Foreign currency translations	882
Net change in unrealized appreciation (depreciation)	294,940,883
Net realized and unrealized gain	619,280,354
Net increase in net assets resulting from operations	$635,304,181
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Small Cap Value Discovery Fund  | 2026

Statement of Changes in Net Assets

	Year Ended April 30, 2026	Year Ended April 30, 2025
Operations
Net investment income	$16,023,827	$11,445,060
Net realized gain	324,339,471	46,207,587
Net change in unrealized appreciation (depreciation)	294,940,883	(85,605,095)
Net increase (decrease) in net assets resulting from operations	635,304,181	(27,952,448)
Distributions to shareholders
Net investment income and net realized gains
Class A	(39,252,132)	(18,458,649)
Advisor Class	—	(3,286,249)
Class C	(2,270,846)	(1,010,256)
Institutional Class	(111,396,856)	(42,739,246)
Institutional 2 Class	(22,689,462)	(9,759,436)
Institutional 3 Class	(35,589,813)	(13,471,796)
Class R	(323,839)	(126,510)
Class S	(2,244,990)	(627,934)
Total distributions to shareholders	(213,767,938)	(89,480,076)
Increase in net assets from capital stock activity	353,512,508	167,947,848
Total increase in net assets	775,048,751	50,515,324
Net assets at beginning of year	1,436,927,343	1,386,412,019
Net assets at end of year	$2,211,976,094	$1,436,927,343
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Discovery Fund  | 2026
13

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	April 30, 2026		April 30, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	992,156	43,929,947	812,070	34,453,823
Distributions reinvested	799,456	34,083,819	390,730	16,462,053
Shares redeemed	(1,341,024)	(59,320,453)	(1,175,488)	(49,632,792)
Net increase	450,588	18,693,313	27,312	1,283,084
Advisor Class
Shares sold	—	—	597,811	31,444,309
Distributions reinvested	—	—	61,704	3,048,768
Shares redeemed	—	—	(2,257,812)	(128,945,734)
Net decrease	—	—	(1,598,297)	(94,452,657)
Class C
Shares sold	233,362	4,490,911	86,423	1,779,493
Distributions reinvested	115,537	2,089,647	42,779	878,545
Shares redeemed	(121,292)	(2,400,268)	(103,150)	(2,144,810)
Net increase	227,607	4,180,290	26,052	513,228
Institutional Class
Shares sold	7,544,013	399,229,153	8,473,910	439,850,100
Distributions reinvested	1,558,158	80,057,887	719,080	35,935,761
Shares redeemed	(6,543,896)	(346,316,042)	(6,046,481)	(298,706,077)
Net increase	2,558,275	132,970,998	3,146,509	177,079,784
Institutional 2 Class
Shares sold	1,749,341	95,774,771	1,792,830	93,216,433
Distributions reinvested	420,783	22,682,417	186,139	9,752,895
Shares redeemed	(1,992,222)	(110,771,973)	(1,221,122)	(61,632,521)
Net increase	177,902	7,685,215	757,847	41,336,807
Institutional 3 Class
Shares sold	4,863,389	265,542,910	1,678,208	85,253,324
Distributions reinvested	448,411	23,307,693	189,654	9,541,166
Shares redeemed	(1,850,813)	(99,097,954)	(1,429,153)	(72,388,303)
Net increase	3,460,987	189,752,649	438,709	22,406,187
Class R
Shares sold	52,296	2,320,334	7,023	297,302
Distributions reinvested	7,628	323,205	3,050	126,235
Shares redeemed	(10,485)	(457,961)	(19,634)	(828,666)
Net increase (decrease)	49,439	2,185,578	(9,561)	(405,129)
Class S
Shares sold	20,023	1,060,195	606,380	30,745,026
Distributions reinvested	43,804	2,244,990	11,551	627,934
Shares redeemed	(100,578)	(5,260,720)	(219,531)	(11,186,416)
Net increase (decrease)	(36,751)	(1,955,535)	398,400	20,186,544
Total net increase	6,888,047	353,512,508	3,186,971	167,947,848
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Small Cap Value Discovery Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Small Cap Value Discovery Fund  | 2026
15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 4/30/2026	$38.46	0.28	15.33	15.61	(0.65)	(5.52)	(6.17)
Year Ended 4/30/2025	$41.57	0.22	(0.43)	(0.21)	(0.23)	(2.67)	(2.90)
Year Ended 4/30/2024	$38.06	0.17	6.58	6.75	(0.24)	(3.00)	(3.24)
Year Ended 4/30/2023	$40.91	0.14	(0.69)	(0.55)	(0.13)	(2.17)	(2.30)
Year Ended 4/30/2022	$49.30	0.02	(2.46)	(2.44)	(0.07)	(5.88)	(5.95)
Class C
Year Ended 4/30/2026	$18.57	(0.02)	6.97	6.95	(0.28)	(5.52)	(5.80)
Year Ended 4/30/2025	$21.43	(0.05)	(0.14)	(0.19)	—	(2.67)	(2.67)
Year Ended 4/30/2024	$20.98	(0.08)	3.53	3.45	—	(3.00)	(3.00)
Year Ended 4/30/2023	$23.70	(0.08)	(0.47)	(0.55)	—	(2.17)	(2.17)
Year Ended 4/30/2022	$31.15	(0.20)	(1.37)	(1.57)	—	(5.88)	(5.88)
Institutional Class
Year Ended 4/30/2026	$45.46	0.47	18.29	18.76	(0.77)	(5.52)	(6.29)
Year Ended 4/30/2025	$48.60	0.39	(0.54)	(0.15)	(0.32)	(2.67)	(2.99)
Year Ended 4/30/2024	$44.01	0.32	7.62	7.94	(0.35)	(3.00)	(3.35)
Year Ended 4/30/2023	$46.87	0.27	(0.76)	(0.49)	(0.20)	(2.17)	(2.37)
Year Ended 4/30/2022	$55.63	0.15	(2.82)	(2.67)	(0.21)	(5.88)	(6.09)
Institutional 2 Class
Year Ended 4/30/2026	$47.60	0.54	19.20	19.74	(0.82)	(5.52)	(6.34)
Year Ended 4/30/2025	$50.75	0.46	(0.58)	(0.12)	(0.36)	(2.67)	(3.03)
Year Ended 4/30/2024	$45.81	0.38	7.95	8.33	(0.39)	(3.00)	(3.39)
Year Ended 4/30/2023	$48.68	0.32	(0.79)	(0.47)	(0.23)	(2.17)	(2.40)
Year Ended 4/30/2022	$57.55	0.21	(2.94)	(2.73)	(0.26)	(5.88)	(6.14)
Institutional 3 Class
Year Ended 4/30/2026	$45.92	0.55	18.47	19.02	(0.84)	(5.52)	(6.36)
Year Ended 4/30/2025	$49.06	0.46	(0.54)	(0.08)	(0.39)	(2.67)	(3.06)
Year Ended 4/30/2024	$44.38	0.38	7.72	8.10	(0.42)	(3.00)	(3.42)
Year Ended 4/30/2023	$47.23	0.33	(0.77)	(0.44)	(0.24)	(2.17)	(2.41)
Year Ended 4/30/2022	$56.01	0.23	(2.84)	(2.61)	(0.29)	(5.88)	(6.17)
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Small Cap Value Discovery Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 4/30/2026	$47.90	43.03%	1.22% (c)	1.19% (c),(d)	0.64%	67%	$327,880
Year Ended 4/30/2025	$38.46	(1.02% )	1.23% (c)	1.21% (c),(d)	0.51%	72%	$245,921
Year Ended 4/30/2024	$41.57	18.34%	1.25% (c)	1.25% (c),(d)	0.41%	79%	$264,662
Year Ended 4/30/2023	$38.06	(0.90% )	1.24% (c)	1.24% (c),(d)	0.36%	72%	$233,599
Year Ended 4/30/2022	$40.91	(5.94% )	1.26% (c)	1.26% (c),(d)	0.04%	58%	$250,665
Class C
Year Ended 4/30/2026	$19.72	42.01%	1.97% (c)	1.94% (c),(d)	(0.11% )	67%	$12,330
Year Ended 4/30/2025	$18.57	(1.76% )	1.98% (c)	1.96% (c),(d)	(0.23% )	72%	$7,387
Year Ended 4/30/2024	$21.43	17.41%	2.01% (c)	2.00% (c),(d)	(0.34% )	79%	$7,965
Year Ended 4/30/2023	$20.98	(1.62% )	1.99% (c)	1.99% (c),(d)	(0.39% )	72%	$6,018
Year Ended 4/30/2022	$23.70	(6.66% )	2.01% (c)	2.01% (c),(d)	(0.71% )	58%	$7,269
Institutional Class
Year Ended 4/30/2026	$57.93	43.41%	0.97% (c)	0.94% (c),(d)	0.89%	67%	$1,119,981
Year Ended 4/30/2025	$45.46	(0.77% )	0.98% (c)	0.96% (c),(d)	0.77%	72%	$762,678
Year Ended 4/30/2024	$48.60	18.60%	1.00% (c)	1.00% (c),(d)	0.66%	79%	$662,416
Year Ended 4/30/2023	$44.01	(0.64% )	0.99% (c)	0.99% (c),(d)	0.60%	72%	$612,677
Year Ended 4/30/2022	$46.87	(5.70% )	1.01% (c)	1.01% (c),(d)	0.30%	58%	$537,447
Institutional 2 Class
Year Ended 4/30/2026	$61.00	43.53%	0.88% (c)	0.85% (c)	0.97%	67%	$238,208
Year Ended 4/30/2025	$47.60	(0.67% )	0.89% (c)	0.87% (c)	0.87%	72%	$177,421
Year Ended 4/30/2024	$50.75	18.74%	0.91% (c)	0.91% (c)	0.76%	79%	$150,708
Year Ended 4/30/2023	$45.81	(0.59% )	0.90% (c)	0.90% (c)	0.68%	72%	$138,905
Year Ended 4/30/2022	$48.68	(5.60% )	0.91% (c)	0.91% (c)	0.39%	58%	$105,229
Institutional 3 Class
Year Ended 4/30/2026	$58.58	43.57%	0.84% (c)	0.81% (c)	1.03%	67%	$488,401
Year Ended 4/30/2025	$45.92	(0.63% )	0.84% (c)	0.82% (c)	0.90%	72%	$223,893
Year Ended 4/30/2024	$49.06	18.81%	0.86% (c)	0.86% (c)	0.80%	79%	$217,677
Year Ended 4/30/2023	$44.38	(0.53% )	0.85% (c)	0.85% (c)	0.74%	72%	$176,273
Year Ended 4/30/2022	$47.23	(5.55% )	0.86% (c)	0.86% (c)	0.44%	58%	$184,850
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Discovery Fund  | 2026
17

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 4/30/2026	$38.10	0.16	15.18	15.34	(0.53)	(5.52)	(6.05)
Year Ended 4/30/2025	$41.23	0.11	(0.42)	(0.31)	(0.15)	(2.67)	(2.82)
Year Ended 4/30/2024	$37.79	0.07	6.52	6.59	(0.15)	(3.00)	(3.15)
Year Ended 4/30/2023	$40.66	0.04	(0.68)	(0.64)	(0.06)	(2.17)	(2.23)
Year Ended 4/30/2022	$49.08	(0.09)	(2.45)	(2.54)	—	(5.88)	(5.88)
Class S
Year Ended 4/30/2026	$45.46	0.47	18.28	18.75	(0.77)	(5.52)	(6.29)
Year Ended 4/30/2025(e)	$50.45	0.22	(4.08)	(3.86)	(0.32)	(0.81)	(1.13)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Small Cap Value Discovery Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 4/30/2026	$47.39	42.64%	1.47% (c)	1.44% (c),(d)	0.36%	67%	$4,229
Year Ended 4/30/2025	$38.10	(1.25% )	1.48% (c)	1.46% (c),(d)	0.26%	72%	$1,516
Year Ended 4/30/2024	$41.23	18.01%	1.50% (c)	1.50% (c),(d)	0.16%	79%	$2,035
Year Ended 4/30/2023	$37.79	(1.14% )	1.49% (c)	1.49% (c),(d)	0.11%	72%	$1,731
Year Ended 4/30/2022	$40.66	(6.17% )	1.51% (c)	1.51% (c),(d)	(0.20% )	58%	$2,003
Class S
Year Ended 4/30/2026	$57.92	43.39%	0.97% (c)	0.94% (c),(d)	0.89%	67%	$20,948
Year Ended 4/30/2025 (e)	$45.46	(8.01% )	0.99% (c)	0.95% (c)	0.75%	72%	$18,111
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Discovery Fund  | 2026
19

Notes to Financial Statements
April 30, 2026
Note 1. Organization
Columbia Small Cap Value Discovery Fund (formerly known as Columbia Small Cap Value Fund I) (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective September 1, 2025, Columbia Small Cap Value Fund I was renamed Columbia Small Cap Value Discovery Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
20
Columbia Small Cap Value Discovery Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of
Columbia Small Cap Value Discovery Fund  | 2026
21

Notes to Financial Statements (continued)
April 30, 2026
capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
22
Columbia Small Cap Value Discovery Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.85% to 0.73% as the Fund’s net assets increase. The effective management services fee rate for the year ended April 30, 2026 was 0.79% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
The Fund is permitted to engage in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers under specified conditions outlined in a policy adopted by the Board, pursuant to Rule 17a-7 under the 1940 Act (cross-trades). The Board relies on quarterly written representation from the Fund’s Chief Compliance Officer that cross-trades complied with approved policy.
For the year ended April 30, 2026, the Fund engaged in cross-trades as follows:
Purchases ($)	Sales ($)	Net realized gain (loss) ($)
5,362,421	—	—
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
Columbia Small Cap Value Discovery Fund  | 2026
23

Notes to Financial Statements (continued)
April 30, 2026
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended April 30, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.14
Class S	0.14
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended April 30, 2026, these minimum account balance fees reduced total expenses of the Fund by $1,721.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended April 30, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	230,180
Class C	—	1.00 (b)	1,434

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
24
Columbia Small Cap Value Discovery Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2025 through August 31, 2026 (%)	Prior to September 1, 2025 (%)
Class A	1.20	1.20
Class C	1.95	1.95
Institutional Class	0.95	0.95
Institutional 2 Class	0.85	0.87
Institutional 3 Class	0.81	0.82
Class R	1.45	1.45
Class S	0.95	0.95
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, passive foreign investment company (pfic) holdings, investments in partnerships and/or grantor trusts, capital loss carryforwards, trustees’ deferred compensation, foreign currency transactions, distribution reclassifications and earnings and profits distributed to shareholders on the redemption of shares.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
15,562,349	(34,512,349)	18,950,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
Columbia Small Cap Value Discovery Fund  | 2026
25

Notes to Financial Statements (continued)
April 30, 2026
The tax character of distributions paid during the years indicated was as follows:
Year Ended April 30, 2026			Year Ended April 30, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
38,006,384	175,761,554	213,767,938	9,555,590	79,924,486	89,480,076
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At April 30, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
—	118,581,806	(4,621,383)	457,679,170
At April 30, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,752,423,986	558,818,668	(101,139,498)	457,679,170
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended April 30, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(4,621,383)	—	(4,621,383)	599,961
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,362,713,052 and $1,211,543,709, respectively, for the year ended April 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
26
Columbia Small Cap Value Discovery Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended April 30, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	4,344,444	4.84	9
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at April 30, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended April 30, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Columbia Small Cap Value Discovery Fund  | 2026
27

Notes to Financial Statements (continued)
April 30, 2026
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At April 30, 2026, two unaffiliated shareholders of record owned 40.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe these proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
28
Columbia Small Cap Value Discovery Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Small Cap Value Discovery Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Small Cap Value Discovery Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of April 30, 2026, the related statement of operations for the year ended April 30, 2026, the statement of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
June 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Small Cap Value Discovery Fund  | 2026
29

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended April 30, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Section 199A dividends	Capital gain dividend
74.91%	62.84%	13.67%	$283,897,106
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Section 199A dividends. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents Section 199A dividends potentially eligible for a 20% deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
30
Columbia Small Cap Value Discovery Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Small Cap Value Discovery Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN287_(06/26)

Columbia U.S. Treasury Index Fund
Annual Financial Statements and Additional Information
April 30, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia U.S. Treasury Index Fund | 2026

Portfolio of Investments
April 30, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

U.S. Treasury Obligations 98.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
05/15/2027	2.375%	2,516,000	2,479,734
05/15/2027	4.500%	1,663,000	1,674,758
05/31/2027	0.500%	1,722,000	1,662,201
05/31/2027	2.625%	2,673,000	2,639,901
05/31/2027	3.875%	3,240,000	3,242,405
06/15/2027	4.625%	2,651,000	2,674,610
06/30/2027	0.500%	2,248,000	2,163,612
06/30/2027	3.250%	2,597,000	2,580,160
06/30/2027	3.750%	3,150,000	3,147,170
07/15/2027	4.375%	2,573,000	2,589,182
07/31/2027	0.375%	2,394,000	2,293,097
07/31/2027	2.750%	2,071,000	2,043,737
07/31/2027	3.875%	3,129,000	3,129,978
08/15/2027	2.250%	2,405,000	2,356,336
08/15/2027	3.750%	2,576,000	2,572,579
08/31/2027	0.500%	2,184,000	2,089,474
08/31/2027	3.125%	2,027,000	2,007,839
08/31/2027	3.625%	3,210,000	3,200,345
09/15/2027	3.375%	3,206,000	3,185,587
09/30/2027	0.375%	2,251,000	2,144,253
09/30/2027	3.500%	3,258,000	3,241,710
09/30/2027	4.125%	2,434,000	2,442,462
10/15/2027	3.875%	2,719,000	2,719,106
10/31/2027	0.500%	2,172,000	2,066,539
10/31/2027	3.500%	3,254,000	3,236,205
10/31/2027	4.125%	2,422,000	2,430,231
11/15/2027	2.250%	2,570,000	2,508,059
11/15/2027	4.125%	2,690,000	2,699,772
11/15/2027	6.125%	380,000	392,038
11/30/2027	0.625%	2,257,000	2,145,032
11/30/2027	3.375%	3,260,000	3,234,913
11/30/2027	3.875%	1,951,000	1,950,695
12/15/2027	4.000%	2,740,000	2,744,923
12/31/2027	0.625%	2,512,000	2,380,807
12/31/2027	3.375%	3,271,000	3,244,295
12/31/2027	3.875%	2,501,000	2,500,316
01/15/2028	4.250%	2,741,000	2,757,168
01/31/2028	0.750%	2,872,000	2,720,771
01/31/2028	3.500%	5,473,000	5,437,511
02/15/2028	2.750%	2,825,000	2,769,604
02/15/2028	4.250%	2,720,000	2,736,787
02/29/2028	1.125%	2,927,000	2,785,452
02/29/2028	3.375%	3,370,000	3,340,512
02/29/2028	4.000%	1,938,000	1,941,861
03/15/2028	3.875%	2,734,000	2,733,252
03/31/2028	1.250%	2,638,000	2,510,428
03/31/2028	3.625%	2,547,000	2,534,464
03/31/2028	3.875%	8,586,000	8,584,323
04/15/2028	3.750%	2,650,000	2,643,064
04/30/2028	1.250%	2,902,000	2,755,880
04/30/2028	3.500%	2,495,000	2,476,287
05/15/2028	2.875%	2,933,000	2,874,569
05/15/2028	3.750%	2,740,000	2,732,294
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/31/2028	1.250%	2,886,000	2,734,485
05/31/2028	3.625%	2,398,000	2,385,073
06/15/2028	3.875%	2,736,000	2,735,359
06/30/2028	1.250%	2,668,000	2,522,719
06/30/2028	4.000%	2,497,000	2,502,657
07/15/2028	3.875%	2,735,000	2,733,932
07/31/2028	1.000%	2,829,000	2,653,956
07/31/2028	4.125%	2,032,000	2,042,001
08/15/2028	2.875%	2,861,000	2,797,298
08/15/2028	3.625%	2,740,000	2,723,945
08/31/2028	1.125%	2,825,000	2,651,307
08/31/2028	4.375%	2,166,000	2,188,506
09/15/2028	3.375%	2,735,000	2,702,522
09/30/2028	1.250%	2,872,000	2,697,885
09/30/2028	4.625%	2,312,000	2,350,473
10/15/2028	3.500%	2,740,000	2,714,098
10/31/2028	1.375%	2,689,000	2,528,290
10/31/2028	4.875%	2,447,000	2,502,822
11/15/2028	3.125%	2,822,000	2,768,867
11/15/2028	3.500%	2,738,000	2,711,262
11/15/2028	5.250%	353,000	363,783
11/30/2028	1.500%	2,682,000	2,524,642
11/30/2028	4.375%	2,568,000	2,597,091
12/15/2028	3.500%	2,646,000	2,619,540
12/31/2028	1.375%	2,562,000	2,399,473
12/31/2028	3.750%	2,732,000	2,720,901
01/15/2029	3.500%	2,845,000	2,815,439
01/31/2029	1.750%	2,905,000	2,742,275
01/31/2029	4.000%	2,866,000	2,872,493
02/15/2029	2.625%	2,790,000	2,695,620
02/15/2029	3.500%	2,841,000	2,810,592
02/28/2029	1.875%	2,293,000	2,168,676
02/28/2029	4.250%	3,009,000	3,035,564
03/15/2029	3.500%	2,840,000	2,808,937
03/31/2029	2.375%	2,217,000	2,123,644
03/31/2029	4.125%	3,162,000	3,179,786
04/30/2029	2.875%	2,017,000	1,957,751
04/30/2029	4.625%	3,299,000	3,364,207
05/15/2029	2.375%	2,306,000	2,204,932
05/31/2029	2.750%	1,886,000	1,822,200
05/31/2029	4.500%	3,402,000	3,458,346
06/30/2029	3.250%	1,883,000	1,845,487
06/30/2029	4.250%	3,421,000	3,453,606
07/31/2029	2.625%	1,717,000	1,648,857
07/31/2029	4.000%	3,416,000	3,422,672
08/15/2029	1.625%	2,141,000	1,990,628
08/31/2029	3.125%	1,706,000	1,662,817
08/31/2029	3.625%	3,432,000	3,397,948
09/30/2029	3.500%	3,426,000	3,377,822
09/30/2029	3.875%	1,692,000	1,687,902
10/31/2029	4.000%	1,645,000	1,647,570
10/31/2029	4.125%	3,419,000	3,438,232
11/15/2029	1.750%	1,553,000	1,441,985
11/30/2029	3.875%	1,617,000	1,612,579
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund  | 2026
3

Portfolio of Investments (continued)
April 30, 2026
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/30/2029	4.125%	3,435,000	3,454,322
12/31/2029	3.875%	1,562,000	1,557,363
12/31/2029	4.375%	3,423,000	3,471,136
01/31/2030	3.500%	1,551,000	1,525,796
01/31/2030	4.250%	3,201,000	3,232,010
02/15/2030	1.500%	2,730,000	2,495,604
02/28/2030	4.000%	5,112,000	5,117,192
03/31/2030	3.625%	1,556,000	1,536,428
03/31/2030	4.000%	3,200,000	3,203,000
04/30/2030	3.500%	1,629,000	1,600,365
04/30/2030	3.875%	3,197,000	3,185,011
05/15/2030	0.625%	3,639,000	3,186,399
05/15/2030	6.250%	298,000	322,818
05/31/2030	3.750%	1,609,000	1,594,796
05/31/2030	4.000%	3,195,000	3,197,246
06/30/2030	3.750%	1,611,000	1,596,400
06/30/2030	3.875%	3,200,000	3,186,250
07/31/2030	3.875%	3,200,000	3,185,500
07/31/2030	4.000%	1,597,000	1,597,250
08/15/2030	0.625%	5,088,000	4,417,815
08/31/2030	3.625%	3,198,000	3,150,030
08/31/2030	4.125%	1,697,000	1,705,087
09/30/2030	3.625%	3,200,000	3,151,750
09/30/2030	4.625%	1,736,000	1,779,264
10/31/2030	3.625%	3,193,000	3,143,359
10/31/2030	4.875%	1,702,000	1,762,102
11/15/2030	0.875%	5,321,000	4,634,674
11/30/2030	3.500%	3,202,000	3,134,458
11/30/2030	4.375%	1,838,000	1,865,283
12/31/2030	3.625%	3,195,000	3,142,832
12/31/2030	3.750%	1,864,000	1,842,593
01/31/2031	3.750%	3,199,000	3,162,511
01/31/2031	4.000%	1,860,000	1,857,966
02/15/2031	1.125%	5,148,000	4,506,109
02/15/2031	5.375%	366,000	387,016
02/28/2031	3.500%	3,750,000	3,666,504
02/28/2031	4.250%	1,861,000	1,878,883
03/31/2031	3.875%	8,760,000	8,702,512
03/31/2031	4.125%	2,003,000	2,011,137
04/30/2031	4.625%	2,072,000	2,126,390
05/15/2031	1.625%	4,886,000	4,350,449
05/31/2031	4.625%	2,055,000	2,108,944
06/30/2031	4.250%	2,430,000	2,452,402
07/31/2031	4.125%	2,559,000	2,567,397
08/15/2031	1.250%	5,349,000	4,636,914
08/31/2031	3.750%	2,588,000	2,548,776
09/30/2031	3.625%	2,558,000	2,502,643
10/31/2031	4.125%	2,076,000	2,080,217
11/15/2031	1.375%	5,424,000	4,696,421
11/30/2031	4.125%	2,728,000	2,732,689
12/31/2031	4.500%	2,069,000	2,110,542
01/31/2032	4.375%	2,645,000	2,680,749
02/15/2032	1.875%	4,926,000	4,360,280
02/29/2032	4.125%	2,659,000	2,660,039
03/31/2032	4.125%	2,076,000	2,076,324
04/30/2032	4.000%	2,080,000	2,065,700
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2032	2.875%	4,970,000	4,635,302
05/31/2032	4.125%	2,080,000	2,078,212
06/30/2032	4.000%	2,077,000	2,060,449
07/31/2032	4.000%	2,155,000	2,136,649
08/15/2032	2.750%	4,771,000	4,400,129
08/31/2032	3.875%	2,077,000	2,043,898
09/30/2032	3.875%	2,157,000	2,121,612
10/31/2032	3.750%	2,158,000	2,105,905
11/15/2032	4.125%	4,857,000	4,841,442
11/30/2032	3.750%	2,154,000	2,100,655
12/31/2032	3.875%	2,160,000	2,120,681
01/31/2033	4.000%	2,150,000	2,125,645
02/15/2033	3.500%	4,850,000	4,650,695
02/28/2033	3.750%	2,150,000	2,093,562
05/15/2033	3.375%	4,843,000	4,597,066
08/15/2033	3.875%	5,292,000	5,174,997
11/15/2033	4.500%	5,571,000	5,661,094
02/15/2034	4.000%	5,839,000	5,735,905
05/15/2034	4.375%	5,864,000	5,900,650
08/15/2034	3.875%	5,862,000	5,688,888
11/15/2034	4.250%	5,871,000	5,841,645
02/15/2035	4.625%	5,859,000	5,983,046
05/15/2035	4.250%	5,870,000	5,825,975
08/15/2035	4.250%	5,864,000	5,813,148
11/15/2035	4.000%	5,870,000	5,697,110
02/15/2036	4.125%	7,336,000	7,181,829
05/15/2037	5.000%	295,000	310,211
02/15/2038	4.375%	389,000	385,718
05/15/2038	4.500%	460,000	460,072
02/15/2039	3.500%	453,000	406,001
05/15/2039	4.250%	657,000	632,876
08/15/2039	4.500%	722,000	710,042
11/15/2039	4.375%	780,000	755,138
02/15/2040	4.625%	614,000	609,011
05/15/2040	1.125%	1,704,000	1,066,065
05/15/2040	4.375%	593,000	571,596
08/15/2040	1.125%	2,297,000	1,421,628
08/15/2040	3.875%	594,000	539,798
11/15/2040	1.375%	2,489,000	1,591,015
11/15/2040	4.250%	613,000	579,572
02/15/2041	1.875%	2,951,000	2,029,274
02/15/2041	4.750%	893,000	890,628
05/15/2041	2.250%	2,302,000	1,664,993
05/15/2041	4.375%	580,000	553,991
08/15/2041	1.750%	3,307,500	2,195,353
08/15/2041	3.750%	705,000	623,595
11/15/2041	2.000%	2,946,000	2,021,692
11/15/2041	3.125%	657,000	533,197
02/15/2042	2.375%	2,352,000	1,701,893
02/15/2042	3.125%	695,000	561,213
05/15/2042	3.000%	606,000	478,929
05/15/2042	3.250%	1,956,000	1,600,558
08/15/2042	2.750%	745,000	564,920
08/15/2042	3.375%	1,895,000	1,571,666
11/15/2042	2.750%	1,052,000	793,603
11/15/2042	4.000%	1,910,000	1,715,717
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia U.S. Treasury Index Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2043	3.125%	901,000	715,028
02/15/2043	3.875%	1,912,000	1,684,950
05/15/2043	2.875%	1,417,000	1,079,355
05/15/2043	3.875%	1,875,000	1,647,656
08/15/2043	3.625%	1,024,000	866,560
08/15/2043	4.375%	2,059,000	1,926,130
11/15/2043	3.750%	1,085,000	931,744
11/15/2043	4.750%	2,166,000	2,120,649
02/15/2044	3.625%	1,148,000	965,934
02/15/2044	4.500%	2,058,000	1,949,312
05/15/2044	3.375%	1,030,000	833,656
05/15/2044	4.625%	2,060,000	1,980,497
08/15/2044	3.125%	1,332,000	1,034,381
08/15/2044	4.125%	2,060,000	1,851,747
11/15/2044	3.000%	1,099,000	833,523
11/15/2044	4.625%	2,059,000	1,974,388
02/15/2045	2.500%	1,545,000	1,072,568
02/15/2045	4.750%	2,058,000	2,003,978
05/15/2045	3.000%	680,000	512,444
05/15/2045	5.000%	2,060,000	2,068,369
08/15/2045	2.875%	902,000	663,252
08/15/2045	4.875%	2,059,000	2,034,228
11/15/2045	3.000%	575,000	430,531
11/15/2045	4.625%	2,060,000	1,968,909
02/15/2046	2.500%	1,086,000	741,534
02/15/2046	4.625%	3,090,000	2,950,950
05/15/2046	2.500%	1,100,000	748,000
08/15/2046	2.250%	1,515,000	977,885
11/15/2046	2.875%	553,000	400,234
02/15/2047	3.000%	1,030,000	759,947
05/15/2047	3.000%	876,000	644,544
08/15/2047	2.750%	1,511,000	1,058,408
11/15/2047	2.750%	1,539,000	1,074,655
02/15/2048	3.000%	1,729,000	1,261,360
05/15/2048	3.125%	1,842,000	1,371,714
08/15/2048	3.000%	2,065,000	1,497,770
11/15/2048	3.375%	2,047,000	1,586,105
02/15/2049	3.000%	2,176,000	1,570,800
05/15/2049	2.875%	2,086,000	1,466,393
08/15/2049	2.250%	2,048,000	1,258,880
11/15/2049	2.375%	1,900,000	1,196,406
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2050	2.000%	2,400,000	1,380,750
05/15/2050	1.250%	2,922,000	1,370,144
08/15/2050	1.375%	3,172,000	1,531,977
11/15/2050	1.625%	3,128,000	1,611,898
02/15/2051	1.875%	3,610,000	1,979,859
05/15/2051	2.375%	3,631,000	2,244,412
08/15/2051	2.000%	3,603,300	2,025,730
11/15/2051	1.875%	3,556,000	1,928,574
02/15/2052	2.250%	2,971,000	1,767,745
05/15/2052	2.875%	2,801,000	1,917,810
08/15/2052	3.000%	2,677,500	1,878,852
11/15/2052	4.000%	2,913,000	2,472,409
02/15/2053	3.625%	2,675,000	2,119,102
05/15/2053	3.625%	2,688,000	2,127,720
08/15/2053	4.125%	3,081,000	2,668,435
11/15/2053	4.750%	3,229,000	3,100,849
02/15/2054	4.250%	3,375,000	2,985,293
05/15/2054	4.625%	3,379,000	3,182,068
08/15/2054	4.250%	3,376,000	2,986,705
11/15/2054	4.500%	3,375,000	3,113,965
02/15/2055	4.625%	3,379,000	3,182,596
05/15/2055	4.750%	3,374,000	3,243,785
08/15/2055	4.750%	3,372,000	3,243,969
11/15/2055	4.625%	3,377,000	3,184,405
02/15/2056	4.875%	4,182,000	4,026,482
Total U.S. Treasury Obligations (Cost $705,842,144)			689,760,451

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.810%(a),(b)	7,349,437	7,346,497
Total Money Market Funds (Cost $7,346,474)		7,346,497
Total Investments in Securities (Cost: $713,188,618)		697,106,948
Other Assets & Liabilities, Net		5,809,878
Net Assets		702,916,826
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at April 30, 2026.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended April 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.810%
	2,388,118	94,592,374	(89,633,855)	(140)	7,346,497	(365)	144,092	7,349,437
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund  | 2026
5

Portfolio of Investments (continued)
April 30, 2026
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
U.S. Treasury Obligations	—	689,760,451	—	689,760,451
Money Market Funds	7,346,497	—	—	7,346,497
Total Investments in Securities	7,346,497	689,760,451	—	697,106,948
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia U.S. Treasury Index Fund  | 2026

Statement of Assets and Liabilities
April 30, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $705,842,144)	$689,760,451
Affiliated issuers (cost $7,346,474)	7,346,497
Receivable for:
Investments sold	9,710,004
Capital shares sold	2,075,803
Dividends	10,125
Interest	6,594,653
Expense reimbursement due from Investment Manager	4,452
Deferred compensation of board members	169,022
Total assets	715,671,007
Liabilities
Payable for:
Investments purchased	9,843,651
Capital shares redeemed	613,007
Distributions to shareholders	2,065,407
Management services fees	7,680
Distribution and/or service fees	167
Compensation of board members	933
Deferred compensation of board members	223,336
Total liabilities	12,754,181
Net assets applicable to outstanding capital stock	$702,916,826
Represented by
Paid in capital	893,731,393
Total distributable earnings (loss)	(190,814,567)
Total - representing net assets applicable to outstanding capital stock	$702,916,826
Class A
Net assets	$40,725,403
Shares outstanding	4,132,104
Net asset value per share	$9.86
Institutional Class
Net assets	$422,820,939
Shares outstanding	42,872,287
Net asset value per share	$9.86
Institutional 2 Class
Net assets	$17,105,838
Shares outstanding	1,738,676
Net asset value per share	$9.84
Institutional 3 Class
Net assets	$222,264,646
Shares outstanding	22,424,576
Net asset value per share	$9.91
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund  | 2026
7

Statement of Operations
Year Ended April 30, 2026

Net investment income
Income:
Dividends — affiliated issuers	$144,092
Interest	30,940,238
Total income	31,084,330
Expenses:
Management services fees	3,248,336
Distribution and/or service fees
Class A	62,418
Compensation of board members	19,220
Deferred compensation of board members	13,167
Total expenses	3,343,141
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,900,180)
Expense reduction	(460)
Total net expenses	1,442,501
Net investment income	29,641,829
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(13,582,743)
Investments — affiliated issuers	(365)
Net realized loss	(13,583,108)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	3,887,785
Investments — affiliated issuers	(140)
Net change in unrealized appreciation (depreciation)	3,887,645
Net realized and unrealized loss	(9,695,463)
Net increase in net assets resulting from operations	$19,946,366
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia U.S. Treasury Index Fund  | 2026

Statement of Changes in Net Assets

	Year Ended April 30, 2026	Year Ended April 30, 2025
Operations
Net investment income	$29,641,829	$29,803,297
Net realized loss	(13,583,108)	(50,260,982)
Net change in unrealized appreciation (depreciation)	3,887,645	82,468,009
Net increase in net assets resulting from operations	19,946,366	62,010,324
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,459,458)	(1,504,206)
Institutional Class	(16,139,821)	(14,395,424)
Institutional 2 Class	(679,896)	(627,445)
Institutional 3 Class	(11,362,569)	(13,276,075)
Total distributions to shareholders	(29,641,744)	(29,803,150)
Decrease in net assets from capital stock activity	(104,968,345)	(313,209,255)
Total decrease in net assets	(114,663,723)	(281,002,081)
Net assets at beginning of year	817,580,549	1,098,582,630
Net assets at end of year	$702,916,826	$817,580,549
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund  | 2026
9

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	April 30, 2026		April 30, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,977,454	19,633,365	2,059,409	20,397,572
Distributions reinvested	82,034	816,300	83,644	829,489
Shares redeemed	(2,518,380)	(25,023,161)	(4,442,105)	(43,952,872)
Net decrease	(458,892)	(4,573,496)	(2,299,052)	(22,725,811)
Institutional Class
Shares sold	6,758,316	67,191,818	6,778,291	67,392,273
Distributions reinvested	1,563,147	15,571,283	1,412,510	14,017,238
Shares redeemed	(8,521,119)	(84,689,611)	(5,498,567)	(54,699,600)
Net increase (decrease)	(199,656)	(1,926,510)	2,692,234	26,709,911
Institutional 2 Class
Shares sold	1,025,188	10,192,443	723,887	7,166,256
Distributions reinvested	43,322	430,679	35,960	355,860
Shares redeemed	(1,050,142)	(10,467,506)	(1,190,007)	(11,771,638)
Net increase (decrease)	18,368	155,616	(430,160)	(4,249,522)
Institutional 3 Class
Shares sold	14,588,383	145,249,721	11,932,859	119,639,008
Distributions reinvested	1,121,461	11,230,027	1,323,442	13,200,082
Shares redeemed	(25,571,835)	(255,103,703)	(45,354,335)	(445,782,923)
Net decrease	(9,861,991)	(98,623,955)	(32,098,034)	(312,943,833)
Total net decrease	(10,502,171)	(104,968,345)	(32,135,012)	(313,209,255)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia U.S. Treasury Index Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia U.S. Treasury Index Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 4/30/2026	$9.98	0.35	(0.12)	0.23	(0.35)	—	(0.35)
Year Ended 4/30/2025	$9.62	0.33	0.36	0.69	(0.33)	—	(0.33)
Year Ended 4/30/2024	$10.20	0.28	(0.58)	(0.30)	(0.28)	—	(0.28)
Year Ended 4/30/2023	$10.52	0.19	(0.33)	(0.14)	(0.18)	—	(0.18)
Year Ended 4/30/2022	$11.52	0.12	(0.98)	(0.86)	(0.12)	(0.02)	(0.14)
Institutional Class
Year Ended 4/30/2026	$9.99	0.36	(0.13)	0.23	(0.36)	—	(0.36)
Year Ended 4/30/2025	$9.62	0.35	0.37	0.72	(0.35)	—	(0.35)
Year Ended 4/30/2024	$10.21	0.29	(0.59)	(0.30)	(0.29)	—	(0.29)
Year Ended 4/30/2023	$10.52	0.20	(0.31)	(0.11)	(0.20)	—	(0.20)
Year Ended 4/30/2022	$11.53	0.14	(0.99)	(0.85)	(0.14)	(0.02)	(0.16)
Institutional 2 Class
Year Ended 4/30/2026	$9.97	0.36	(0.13)	0.23	(0.36)	—	(0.36)
Year Ended 4/30/2025	$9.60	0.35	0.37	0.72	(0.35)	—	(0.35)
Year Ended 4/30/2024	$10.19	0.29	(0.59)	(0.30)	(0.29)	—	(0.29)
Year Ended 4/30/2023	$10.50	0.20	(0.31)	(0.11)	(0.20)	—	(0.20)
Year Ended 4/30/2022	$11.50	0.13	(0.97)	(0.84)	(0.14)	(0.02)	(0.16)
Institutional 3 Class
Year Ended 4/30/2026	$10.04	0.37	(0.13)	0.24	(0.37)	—	(0.37)
Year Ended 4/30/2025	$9.68	0.35	0.36	0.71	(0.35)	—	(0.35)
Year Ended 4/30/2024	$10.27	0.29	(0.59)	(0.30)	(0.29)	—	(0.29)
Year Ended 4/30/2023	$10.58	0.20	(0.31)	(0.11)	(0.20)	—	(0.20)
Year Ended 4/30/2022	$11.59	0.14	(0.99)	(0.85)	(0.14)	(0.02)	(0.16)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia U.S. Treasury Index Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 4/30/2026	$9.86	2.32%	0.55%	0.32% (c)	3.51%	44%	$40,725
Year Ended 4/30/2025	$9.98	7.26%	0.55%	0.32% (c)	3.33%	42%	$45,837
Year Ended 4/30/2024	$9.62	(3.01% )	0.55%	0.32% (c)	2.80%	53%	$66,277
Year Ended 4/30/2023	$10.20	(1.26% )	0.56%	0.32% (c)	1.86%	56%	$68,565
Year Ended 4/30/2022	$10.52	(7.54% )	0.59%	0.32% (c)	1.03%	31%	$35,499
Institutional Class
Year Ended 4/30/2026	$9.86	2.37%	0.40%	0.17% (c)	3.66%	44%	$422,821
Year Ended 4/30/2025	$9.99	7.53%	0.40%	0.17% (c)	3.50%	42%	$430,323
Year Ended 4/30/2024	$9.62	(2.96% )	0.40%	0.17% (c)	2.94%	53%	$388,594
Year Ended 4/30/2023	$10.21	(1.02% )	0.40%	0.17% (c)	1.98%	56%	$498,884
Year Ended 4/30/2022	$10.52	(7.48% )	0.40%	0.17% (c)	1.18%	31%	$444,883
Institutional 2 Class
Year Ended 4/30/2026	$9.84	2.37%	0.40%	0.17%	3.66%	44%	$17,106
Year Ended 4/30/2025	$9.97	7.54%	0.40%	0.17%	3.49%	42%	$17,147
Year Ended 4/30/2024	$9.60	(2.97% )	0.40%	0.17%	2.92%	53%	$20,648
Year Ended 4/30/2023	$10.19	(1.02% )	0.40%	0.17%	1.94%	56%	$28,314
Year Ended 4/30/2022	$10.50	(7.42% )	0.40%	0.17%	1.18%	31%	$43,738
Institutional 3 Class
Year Ended 4/30/2026	$9.91	2.38%	0.40%	0.17%	3.65%	44%	$222,265
Year Ended 4/30/2025	$10.04	7.40%	0.40%	0.17%	3.49%	42%	$324,273
Year Ended 4/30/2024	$9.68	(2.92% )	0.40%	0.17%	2.96%	53%	$623,064
Year Ended 4/30/2023	$10.27	(1.00% )	0.40%	0.17%	1.94%	56%	$596,470
Year Ended 4/30/2022	$10.58	(7.44% )	0.40%	0.17%	1.19%	31%	$766,175
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund  | 2026
13

Notes to Financial Statements
April 30, 2026
Note 1. Organization
Columbia U.S. Treasury Index Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
14
Columbia U.S. Treasury Index Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia U.S. Treasury Index Fund  | 2026
15

Notes to Financial Statements (continued)
April 30, 2026
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to 0.40% of the Fund’s daily net assets.
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Board of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and any extraordinary non-recurring expenses that may arise, including litigation fees.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent.
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
16
Columbia U.S. Treasury Index Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended April 30, 2026, these minimum account balance fees reduced total expenses of the Fund by $460.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, a distribution and shareholder service plan (the Plan) applicable to Class A shares, which sets the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plan, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.15% of the average daily net assets attributable to Class A shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through August 31, 2026 (%)
Class A	0.32
Institutional Class	0.17
Institutional 2 Class	0.17
Institutional 3 Class	0.17
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, capital loss carryforwards, trustees’ deferred compensation and distributions.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
Columbia U.S. Treasury Index Fund  | 2026
17

Notes to Financial Statements (continued)
April 30, 2026
The Fund did not have any permanent differences; therefore, no reclassifications were made.
The tax character of distributions paid during the years indicated was as follows:
Year Ended April 30, 2026			Year Ended April 30, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
29,641,744	—	29,641,744	29,803,150	—	29,803,150
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At April 30, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
1,936,315	—	(162,486,078)	(27,976,061)
At April 30, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
725,083,009	1,973,546	(29,949,607)	(27,976,061)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended April 30, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(13,101,709)	(149,384,369)	(162,486,078)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $349,720,496 and $462,723,904, respectively, for the year ended April 30, 2026, of which $349,720,496 and $462,723,904, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring
18
Columbia U.S. Treasury Index Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended April 30, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended April 30, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Columbia U.S. Treasury Index Fund  | 2026
19

Notes to Financial Statements (continued)
April 30, 2026
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At April 30, 2026, affiliated shareholders of record owned 81.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe these proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
20
Columbia U.S. Treasury Index Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia U.S. Treasury Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia U.S. Treasury Index Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of April 30, 2026, the related statement of operations for the year ended April 30, 2026, the statement of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2026 and the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
June 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia U.S. Treasury Index Fund  | 2026
21

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended April 30, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Section 163(j) Interest Dividends
100.00%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.
22
Columbia U.S. Treasury Index Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia U.S. Treasury Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN237_(06/26)

Columbia Select Corporate Income Fund
Annual Financial Statements and Additional Information
April 30, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Select Corporate Income Fund | 2026

Portfolio of Investments
April 30, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Altice Luxco 3(a)	9,000	186,022
Total Communication Services		186,022
Total Common Stocks (Cost $1)		186,022

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.1%
NextEra Energy Partners LP(b)
06/15/2026	2.500%	1,376,000	1,365,624
Total Convertible Bonds (Cost $1,368,387)			1,365,624

Corporate Bonds & Notes 88.8%

Aerospace & Defense 4.4%
Allegheny Technologies, Inc.
10/01/2029	4.875%	122,000	120,851
10/01/2031	5.125%	826,000	821,003
BAE Systems PLC(b)
03/26/2029	5.125%	2,015,000	2,057,325
02/15/2031	1.900%	24,662,000	21,814,660
Boeing Co. (The)
08/01/2059	3.950%	19,196,000	13,299,069
05/01/2060	5.930%	1,549,000	1,496,870
Bombardier, Inc.(b)
07/01/2031	7.250%	147,000	154,609
L3Harris Technologies, Inc.
06/01/2034	5.350%	5,735,000	5,841,012
Lockheed Martin Corp.
06/15/2050	2.800%	11,760,000	7,327,658
Northrop Grumman Corp.
06/01/2054	5.200%	11,084,000	10,159,959
Raytheon Technologies Corp.
03/15/2032	2.375%	16,866,000	14,905,816
TransDigm, Inc.(b)
08/15/2028	6.750%	517,000	524,212
03/01/2029	6.375%	825,000	842,549
03/01/2032	6.625%	1,857,000	1,908,933
05/31/2033	6.375%	945,000	953,215
01/31/2034	6.750%	687,000	705,442
07/31/2034	6.125%	175,000	175,215
Total			83,108,398
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
04/20/2029	5.750%	673,155	673,417
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	495,046	502,206
Total			1,175,623
Automotive 0.3%
American Axle & Manufacturing, Inc.(b)
10/15/2032	6.375%	305,000	304,432
10/15/2033	7.750%	725,000	709,023
Clarios Global LP/US Finance Co.(b)
02/15/2030	6.750%	608,000	627,582
09/15/2032	6.750%	584,000	596,929
Forvia SE(b)
09/15/2033	6.750%	314,000	315,328
IHO Verwaltungs GmbH(b),(c)
11/15/2032	8.000%	397,000	410,220
05/15/2033	7.375%	262,000	266,330
Nissan Motor Acceptance Co. LLC(b)
09/30/2030	6.125%	286,000	281,740
Nissan Motor Co., Ltd.(b)
07/17/2032	7.750%	223,000	232,433
07/17/2035	8.125%	654,000	690,102
ZF North America Capital, Inc.(b)
04/14/2030	7.125%	31,000	31,027
03/24/2031	7.500%	649,000	651,410
04/23/2032	6.875%	1,540,000	1,505,904
Total			6,622,460
Banking 15.6%
Ally Financial, Inc.(d)
Subordinated
01/17/2040	6.646%	132,000	130,207
Bank of America Corp.(d)
10/24/2031	1.922%	26,828,000	23,802,834
07/21/2032	2.299%	8,387,000	7,422,083
10/20/2032	2.572%	10,243,000	9,142,001
02/04/2033	2.972%	11,010,000	9,962,682
Subordinated
09/21/2036	2.482%	4,644,000	4,035,895
Barclays PLC(d)
02/24/2037	5.207%	7,192,000	6,977,061
Citigroup, Inc.(d)
09/11/2036	5.174%	12,360,000	12,240,157
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Corporate Income Fund  | 2026
3

Portfolio of Investments (continued)
April 30, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(d)
04/20/2034	5.094%	15,611,000	15,571,377
11/19/2045	5.561%	8,332,000	8,011,651
HSBC Holdings PLC(d)
03/10/2037	5.279%	17,302,000	17,062,269
JPMorgan Chase & Co.(d)
07/22/2030	4.995%	13,781,000	13,951,264
10/22/2031	4.255%	9,636,000	9,476,094
04/23/2032	4.622%	41,027,000	40,828,369
01/24/2036	5.502%	6,350,000	6,496,338
Morgan Stanley(d)
04/16/2032	4.809%	8,581,000	8,560,378
03/13/2047	5.900%	20,073,000	20,092,962
Subordinated
09/16/2036	2.484%	16,249,000	14,069,063
PNC Financial Services Group, Inc. (The)(d)
07/21/2036	5.373%	4,235,000	4,256,094
Royal Bank of Canada(d)
02/04/2031	5.153%	9,162,000	9,315,868
08/06/2031	4.696%	5,996,000	5,993,208
05/03/2032	4.612%	15,429,000	15,334,724
US Bancorp(d)
06/12/2034	5.836%	10,325,000	10,774,879
Washington Mutual Bank(e),(f),(g)
Subordinated
01/15/2015	0.000%	6,350,000	9,525
Wells Fargo & Co.(d)
03/02/2033	3.350%	4,942,000	4,549,537
04/24/2034	5.389%	3,458,000	3,516,001
07/25/2034	5.557%	9,045,000	9,289,749
04/04/2051	5.013%	7,196,000	6,365,083
Total			297,237,353
Brokerage/Asset Managers/Exchanges 0.3%
Aretec Escrow Issuer 2, Inc.(b)
08/15/2030	10.000%	769,000	815,095
Aretec Escrow Issuer, Inc.(b)
04/01/2029	7.500%	569,000	569,544
Focus Financial Partners LLC(b)
09/15/2031	6.750%	597,000	608,444
Hightower Holding LLC(b)
04/15/2029	6.750%	610,000	605,212
01/31/2030	9.125%	802,000	831,992
Osaic Holdings, Inc.(b)
08/01/2032	6.750%	913,000	927,206
08/01/2033	8.000%	948,000	965,609
Total			5,323,102
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.8%
JH North America Holdings, Inc.(b)
01/31/2031	5.875%	566,000	565,966
07/31/2032	6.125%	9,784,000	9,812,604
LBM Acquisition LLC(b)
01/15/2029	6.250%	270,000	187,047
06/15/2031	9.500%	604,000	529,869
Quikrete Holdings, Inc.(b)
03/01/2032	6.375%	909,000	922,818
03/01/2033	6.750%	688,000	697,543
QXO Building Products, Inc.(b)
04/30/2032	6.750%	517,000	527,407
Standard Building Solutions, Inc.(b)
08/15/2032	6.500%	203,000	205,196
08/01/2033	6.250%	301,000	300,981
White Cap Supply Holdings LLC(b)
11/15/2030	7.375%	1,104,000	1,116,232
Total			14,865,663
Cable and Satellite 2.0%
CCO Holdings LLC/Capital Corp.(b)
05/01/2027	5.125%	51,000	50,996
03/01/2030	4.750%	1,163,000	1,102,606
08/15/2030	4.500%	876,000	817,201
02/01/2031	4.250%	719,000	652,574
03/01/2031	7.375%	304,000	307,117
02/01/2032	4.750%	93,000	83,274
02/01/2033	7.000%	251,000	247,542
06/01/2033	4.500%	140,000	120,252
01/15/2034	4.250%	1,507,000	1,263,451
02/01/2036	7.375%	289,000	283,367
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	1,090,000	958,408
Charter Communications Operating LLC
06/30/2062	3.950%	7,117,000	4,160,163
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	11,640,000	9,330,317
Comcast Corp.
11/01/2056	2.937%	19,870,000	10,939,274
CSC Holdings LLC(b)
04/15/2027	5.500%	200,000	168,750
02/01/2028	5.375%	717,000	534,827
01/31/2029	11.750%	398,000	284,583
02/01/2029	6.500%	298,000	184,908
01/15/2030	5.750%	635,000	228,012
12/01/2030	4.125%	382,000	227,817
12/01/2030	4.625%	240,000	84,698
02/15/2031	3.375%	267,000	160,213
DirecTV Financing LLC(b)
02/01/2030	8.875%	32,000	32,613
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Select Corporate Income Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
07/01/2028	7.375%	298,000	291,210
06/01/2029	5.125%	782,000	719,091
DISH DBS Corp.(b)
12/01/2028	5.750%	486,000	476,914
DISH Network Corp.(b)
11/15/2027	11.750%	1,277,000	1,317,259
EchoStar Corp.
11/30/2029	10.750%	1,043,250	1,131,441
EchoStar Corp.(c)
11/30/2030	6.750%	551,283	559,660
Sirius XM Radio, Inc.(b)
07/15/2028	4.000%	252,000	244,800
07/01/2030	4.125%	947,000	882,420
Virgin Media Finance PLC(b)
07/15/2030	5.000%	473,000	398,501
Virgin Media Secured Finance PLC(b)
05/15/2029	5.500%	178,000	171,953
VZ Secured Financing BV(b)
01/15/2032	5.000%	903,000	793,621
Total			39,209,833
Chemicals 1.0%
Ashland LLC(b)
09/01/2031	3.375%	979,000	874,659
Avient Corp.(b)
08/01/2030	7.125%	214,000	218,040
11/01/2031	6.250%	98,000	99,378
Celanese US Holdings LLC
04/15/2030	6.500%	174,000	177,991
02/15/2031	7.000%	282,000	293,369
07/15/2032	6.879%	200,000	211,991
04/15/2033	6.750%	355,000	365,509
11/15/2033	7.200%	294,000	318,443
02/15/2034	7.375%	366,000	382,964
Element Solutions, Inc.(b)
09/01/2028	3.875%	510,000	497,217
HB Fuller Co.
10/15/2028	4.250%	255,000	249,338
Illuminate Buyer LLC/Holdings IV, Inc.(b)
07/01/2028	9.000%	74,000	74,005
INEOS Finance PLC(b)
04/15/2029	7.500%	972,000	959,850
INEOS Quattro Finance 2 PLC(b)
03/15/2029	9.625%	1,092,000	1,057,829
Ingevity Corp.(b)
11/01/2028	3.875%	281,000	270,723
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Innophos Holdings, Inc.(b)
06/15/2029	11.500%	897,125	829,659
Inversion Escrow Issuer LLC(b)
08/01/2032	6.750%	751,000	728,293
LYB International Finance III LLC
04/01/2051	3.625%	8,244,000	5,357,645
Olympus Water US Holding Corp.(b)
10/01/2028	4.250%	472,000	459,092
10/01/2029	6.250%	402,000	393,080
06/15/2031	7.250%	880,000	884,921
02/15/2033	7.250%	527,000	515,149
Qnity Electronics, Inc.(b)
08/15/2032	5.750%	305,000	308,257
08/15/2033	6.250%	245,000	250,553
Tronox, Inc.(b)
03/15/2029	4.625%	450,000	376,472
09/30/2030	9.125%	138,000	140,113
W.R. Grace Holdings LLC(b)
08/15/2029	5.625%	1,421,000	1,356,157
03/01/2031	7.375%	158,000	159,647
08/15/2032	6.625%	1,089,000	1,080,747
08/01/2033	7.000%	265,000	264,533
Total			19,155,624
Construction Machinery 1.2%
Caterpillar, Inc.
05/15/2035	5.200%	5,281,000	5,416,996
Deere Funding Canada Corp.
10/09/2030	4.150%	13,764,000	13,580,488
Herc Holdings, Inc.(b)
06/15/2030	7.000%	446,000	464,166
03/15/2031	5.750%	162,000	162,304
06/15/2033	7.250%	1,325,000	1,387,220
03/15/2034	6.000%	312,000	309,237
Ritchie Bros Holdings, Inc.(b)
03/15/2028	6.750%	125,000	126,761
03/15/2031	7.750%	264,000	274,058
Synergy Infrastructure Holdings LLC(b)
12/01/2030	7.875%	511,000	537,251
Total			22,258,481
Consumer Cyclical Services 0.2%
Arches Buyer, Inc.(b)
06/01/2028	4.250%	412,000	403,003
12/01/2028	6.125%	1,061,000	1,031,366
Garda World Security Corp.(b)
08/01/2032	8.250%	248,000	253,672
11/15/2032	8.375%	282,000	290,897
Match Group Holdings II LLC(b)
10/01/2031	3.625%	257,000	231,543
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Corporate Income Fund  | 2026
5

Portfolio of Investments (continued)
April 30, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Match Group, Inc.(b)
06/01/2028	4.625%	192,000	189,556
02/15/2029	5.625%	135,000	135,415
08/01/2030	4.125%	706,000	663,389
Total			3,198,841
Consumer Products 0.1%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(b)
10/15/2029	9.500%	178,000	147,277
Newell Brands, Inc.(b)
06/01/2028	8.500%	302,000	315,448
Newell Brands, Inc.
05/15/2030	6.375%	308,000	301,735
05/15/2032	6.625%	112,000	108,710
Opal Bidco SAS(b)
03/31/2032	6.500%	466,000	474,806
Prestige Brands, Inc.(b)
01/15/2028	5.125%	460,000	459,278
04/01/2031	3.750%	214,000	197,708
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	150,000	139,875
02/01/2032	4.375%	214,000	199,590
Whirlpool Corp.
06/15/2030	6.125%	106,000	103,827
06/15/2033	6.500%	111,000	106,298
Total			2,554,552
Diversified Manufacturing 1.1%
Amsted Industries, Inc.(b)
03/15/2033	6.375%	136,000	138,208
Carrier Global Corp.
02/15/2030	2.722%	15,000,000	14,038,072
Chart Industries, Inc.(b)
01/01/2030	7.500%	255,000	264,777
Columbus McKinnon Corp.(b)
02/01/2033	7.125%	166,000	166,974
Emerald Debt Merger Sub LLC(b)
12/15/2030	6.625%	809,000	829,265
EMRLD Borrower LP/Co-Issuer, Inc.(b)
07/15/2031	6.750%	341,000	353,041
Esab Corp.(b)
04/15/2029	6.250%	240,000	243,372
Gates Corp. (The)(b)
07/01/2029	6.875%	234,000	240,670
Madison IAQ LLC(b)
06/30/2029	5.875%	894,000	891,978
Resideo Funding, Inc.(b)
09/01/2029	4.000%	381,000	363,879
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sensata Technologies, Inc.(b)
07/15/2032	6.625%	359,000	370,071
Siemens Funding BV(b)
05/28/2035	5.200%	854,000	872,916
WESCO Distribution, Inc.(b)
06/15/2028	7.250%	854,000	856,647
03/15/2029	6.375%	235,000	239,930
04/15/2031	5.250%	197,000	197,046
03/15/2032	6.625%	576,000	596,296
03/15/2033	6.375%	257,000	265,181
04/15/2034	5.500%	331,000	330,173
Total			21,258,496
Electric 9.6%
AEP Texas, Inc.
06/01/2033	5.400%	4,773,000	4,867,568
05/15/2034	5.700%	1,087,000	1,122,143
01/15/2050	3.450%	9,997,000	6,681,582
Alpha Generation LLC(b)
10/15/2032	6.750%	321,000	328,461
01/15/2034	6.250%	299,000	296,773
Ameren Corp.
05/15/2036	5.000%	8,960,000	8,759,675
American Transmission Systems, Inc.(b)
01/15/2032	2.650%	6,869,000	6,159,106
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(b)
02/15/2032	6.375%	508,000	505,418
CenterPoint Energy Houston Electric LLC
08/15/2035	4.950%	3,707,000	3,670,033
Clearway Energy Operating LLC(b)
03/15/2028	4.750%	1,100,000	1,092,593
02/15/2031	3.750%	561,000	525,111
01/15/2032	3.750%	125,000	115,148
01/15/2034	5.750%	281,000	281,138
Consolidated Edison Co of New York, Inc.
11/15/2055	5.750%	9,180,000	8,993,471
Dominion Energy, Inc.
03/15/2035	5.450%	6,117,000	6,172,529
DTE Electric Co.
05/15/2035	5.250%	4,128,000	4,182,989
Duke Energy Carolinas LLC
03/15/2052	3.550%	3,190,000	2,236,581
Duke Energy Indiana LLC
04/01/2053	5.400%	7,710,000	7,163,307
Edison International
11/15/2028	5.250%	3,636,000	3,654,266
Entergy Louisiana LLC
04/15/2056	5.650%	2,825,000	2,710,849
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Select Corporate Income Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eversource Energy
08/15/2030	1.650%	5,817,000	5,124,833
07/15/2034	5.950%	9,067,000	9,465,359
Exelon Corp.
03/15/2052	4.100%	10,778,000	8,112,826
FirstEnergy Corp.
03/01/2050	3.400%	2,000,000	1,332,658
FirstEnergy Transmission LLC
01/15/2035	5.000%	5,670,000	5,590,205
Jersey Central Power & Light Co.
01/15/2035	5.100%	7,942,000	7,916,625
Leeward Renewable Energy Operations LLC(b)
07/01/2029	4.250%	130,000	124,259
Long Ridge Energy LLC(b)
02/15/2032	8.750%	604,000	645,315
NextEra Energy Capital Holdings, Inc.
03/15/2035	5.450%	11,000,000	11,214,078
NextEra Energy Operating Partners LP(b)
09/15/2027	4.500%	395,000	392,058
01/15/2029	7.250%	522,000	542,916
NRG Energy, Inc.
01/15/2028	5.750%	7,000	7,013
NRG Energy, Inc.(b)
06/15/2029	5.250%	1,058,000	1,053,971
07/15/2029	5.750%	132,000	131,904
02/01/2033	6.000%	300,000	302,358
01/15/2034	5.750%	442,000	438,729
05/15/2034	5.875%	221,000	220,201
11/01/2034	6.250%	228,000	230,720
01/15/2036	6.000%	442,000	438,949
05/15/2036	6.125%	225,000	224,127
Oncor Electric Delivery Co. LLC
11/01/2029	4.650%	7,202,000	7,258,156
Pacific Gas and Electric Co.
07/01/2050	4.950%	10,385,000	8,623,100
PG&E Corp.
07/01/2030	5.250%	398,000	393,847
PG&E Corp.(d)
03/15/2055	7.375%	321,000	329,807
09/15/2056	6.850%	129,000	128,838
Public Service Electric and Gas Co.
01/01/2056	5.625%	4,009,000	3,930,927
Talen Energy Supply LLC(b)
02/01/2034	6.250%	524,000	519,800
02/01/2036	6.500%	524,000	526,207
TerraForm Power Operating LLC(b)
01/15/2030	4.750%	938,000	908,217
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Electric and Power Co.
03/15/2036	4.950%	6,540,000	6,376,405
Vistra Operations Co. LLC(b)
04/30/2036	5.550%	13,985,000	13,864,949
VoltaGrid LLC(b)
11/01/2030	7.375%	189,000	196,214
Xcel Energy, Inc.
03/15/2034	5.500%	14,000,000	14,254,794
XPLR Infrastructure Operating Partners LP(b)
01/15/2031	8.375%	460,000	491,250
03/15/2033	8.625%	787,000	843,498
04/15/2034	7.750%	530,000	555,388
Total			182,229,242
Environmental 0.1%
Clean Harbors, Inc.(b)
02/01/2031	6.375%	90,000	91,631
GFL Environmental, Inc.(b)
08/01/2028	4.000%	131,000	127,916
01/15/2031	6.750%	269,000	278,850
Waste Pro USA, Inc.(b)
02/01/2033	7.000%	1,092,000	1,112,363
Total			1,610,760
Finance Companies 0.7%
Bread Financial Holdings, Inc.(b)
05/15/2031	6.750%	130,000	132,843
CrossCountry Intermediate HoldCo LLC(b)
10/01/2030	6.500%	303,000	297,924
GGAM Finance Ltd.(b)
02/15/2027	8.000%	506,000	510,641
04/15/2029	6.875%	332,000	340,492
03/15/2030	5.875%	518,000	522,131
goeasy Ltd.(b)
07/01/2029	7.625%	72,000	64,485
05/15/2030	6.875%	87,000	73,596
10/01/2030	7.375%	88,000	74,800
Navient Corp.
06/15/2026	6.750%	429,000	429,939
03/15/2029	5.500%	492,000	472,859
03/15/2031	11.500%	166,000	178,238
OneMain Finance Corp.
05/15/2029	6.625%	697,000	709,554
03/15/2030	7.875%	349,000	363,868
09/15/2030	4.000%	1,176,000	1,082,050
05/15/2031	7.500%	407,000	417,461
11/15/2031	7.125%	198,000	200,824
03/15/2032	6.750%	428,000	427,922
03/15/2033	6.500%	750,000	734,596
09/15/2033	6.750%	285,000	280,355
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Corporate Income Fund  | 2026
7

Portfolio of Investments (continued)
April 30, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Provident Funding Associates LP/PFG Finance Corp.(b)
09/15/2029	9.750%	1,241,000	1,291,266
Rocket Cos, Inc.(b)
08/01/2030	6.125%	241,000	244,696
08/01/2033	6.375%	308,000	312,325
Rocket Mortgage LLC/Co-Issuer, Inc.(b)
10/15/2033	4.000%	1,121,000	1,010,385
Springleaf Finance Corp.
11/15/2029	5.375%	35,000	34,373
United Wholesale Mortgage LLC(b)
06/15/2027	5.750%	220,000	219,029
04/15/2029	5.500%	437,000	416,652
UWM Holdings LLC(b)
02/01/2030	6.625%	920,000	883,069
03/15/2031	6.250%	928,000	861,960
Total			12,588,333
Food and Beverage 6.5%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	5,324,000	4,820,196
Bacardi Ltd.(b)
05/15/2048	5.300%	1,456,000	1,268,719
Bacardi Ltd./Bacardi-Martini BV(b)
06/15/2033	5.400%	30,120,000	29,910,898
Bacardi-Martini BV(b)
02/01/2030	5.550%	2,465,000	2,511,047
02/01/2035	6.000%	1,681,000	1,716,846
Campbell Soup Co.
03/23/2035	4.750%	13,192,000	12,150,266
Chobani LLC/Finance Corp., Inc.(b)
07/01/2029	7.625%	194,000	200,478
04/15/2034	6.375%	696,000	710,356
Constellation Brands, Inc.
11/01/2035	4.950%	4,199,000	4,076,150
Darling Ingredients, Inc.(b)
06/15/2030	6.000%	499,000	503,411
Keurig Dr Pepper, Inc.
05/25/2028	4.597%	11,472,000	11,480,696
Kraft Heinz Foods Co.
06/01/2026	3.000%	12,937,000	12,917,478
06/01/2046	4.375%	1,919,000	1,502,857
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	7,978,000	6,984,019
Mars, Inc.(b)
03/01/2030	4.800%	12,700,000	12,827,767
Mondelez International, Inc.
03/17/2027	2.625%	3,780,000	3,730,838
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PepsiCo., Inc.
02/15/2053	4.650%	2,621,000	2,262,108
Performance Food Group, Inc.(b)
09/15/2032	6.125%	239,000	242,581
Post Holdings, Inc.(b)
04/15/2030	4.625%	256,000	247,911
09/15/2031	4.500%	500,000	470,222
02/15/2032	6.250%	393,000	401,255
03/01/2033	6.375%	200,000	199,978
10/15/2034	6.250%	533,000	526,409
03/15/2036	6.500%	191,000	189,810
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(b)
04/01/2029	6.250%	558,000	558,726
04/30/2029	4.375%	279,000	272,336
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(b)
03/01/2029	4.625%	725,000	699,956
Tyson Foods, Inc.
06/02/2027	3.550%	11,108,000	11,012,778
US Foods, Inc.(b)
09/15/2028	6.875%	274,000	280,412
01/15/2032	7.250%	255,000	265,425
Total			124,941,929
Gaming 0.4%
Caesars Entertainment, Inc.(b)
02/15/2030	7.000%	590,000	598,794
02/15/2032	6.500%	69,000	67,153
10/15/2032	6.000%	210,000	188,198
CDI Escrow Issuer, Inc.(b)
04/01/2030	5.750%	479,000	477,995
Churchill Downs, Inc.(b)
05/01/2031	6.750%	272,000	278,118
Light & Wonder International, Inc.(b)
10/01/2033	6.250%	561,000	557,194
MGM Resorts International
09/15/2029	6.125%	328,000	332,528
Midwest Gaming Borrower LLC(b)
05/01/2029	4.875%	280,000	273,792
Penn Entertainment, Inc.(b)
04/01/2031	6.750%	375,000	371,534
Penn National Gaming, Inc.(b)
07/01/2029	4.125%	1,157,000	1,099,779
Rivers Enterprise Borrower LLC/Finance Corp.(b)
02/01/2033	6.625%	704,000	717,917
Rivers Enterprise Lender LLC/Corp.(b)
10/15/2030	6.250%	396,000	402,857
Scientific Games Holdings LP/US FinCo, Inc.(b)
03/01/2030	6.625%	1,375,000	1,158,359
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Select Corporate Income Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.(b)
11/15/2029	7.250%	292,000	298,462
Voyager Parent LLC(b)
07/01/2032	9.250%	564,000	600,855
Wynn Resorts Finance LLC/Capital Corp.(b)
10/01/2029	5.125%	126,000	125,173
03/15/2033	6.250%	148,000	148,689
Total			7,697,397
Health Care 5.3%
Abbott Laboratories
03/09/2029	3.700%	15,030,000	14,826,356
03/15/2036	4.650%	3,700,000	3,596,639
Acadia Healthcare Co., Inc.(b)
07/01/2028	5.500%	501,000	497,236
04/15/2029	5.000%	291,000	285,223
03/15/2033	7.375%	701,000	717,599
Avantor Funding, Inc.(b)
07/15/2028	4.625%	914,000	900,793
11/01/2029	3.875%	459,000	436,148
Bausch & Lomb Escrow Corp.(b)
10/01/2028	8.375%	457,000	472,531
Becton Dickinson & Co.
02/08/2029	4.874%	18,188,000	18,364,913
Charles River Laboratories International, Inc.(b)
03/15/2029	3.750%	157,000	150,157
03/15/2031	4.000%	205,000	191,647
CHS/Community Health Systems, Inc.(b)
04/15/2029	6.875%	439,000	431,579
05/15/2030	5.250%	627,000	592,065
02/15/2031	4.750%	377,000	352,559
01/15/2032	10.875%	161,000	172,869
Cigna Corp.
03/15/2050	3.400%	2,250,000	1,530,586
Concentra Escrow Issuer Corp.(b)
07/15/2032	6.875%	378,000	390,674
CVS Health Corp.
03/25/2038	4.780%	15,810,000	14,663,398
DaVita, Inc.(b)
06/01/2030	4.625%	225,000	217,823
07/15/2033	6.750%	322,000	331,848
Encompass Health Corp.
02/01/2028	4.500%	470,000	466,549
GE HealthCare Technologies, Inc.
12/15/2028	4.150%	4,400,000	4,368,777
12/15/2035	4.950%	2,426,000	2,365,630
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.
02/15/2027	4.500%	9,460,000	9,460,167
03/15/2027	3.125%	7,046,000	6,979,844
06/01/2028	5.200%	2,648,000	2,684,112
03/15/2052	4.625%	7,910,000	6,290,369
Indigo Merger Sub, Inc.(b)
07/15/2026	2.875%	200,000	199,065
IQVIA, Inc.(b)
05/15/2030	6.500%	216,000	220,940
06/01/2032	6.250%	571,000	582,581
LifePoint Health, Inc.(b)
05/01/2034	7.000%	531,000	518,047
Mozart Debt Merger Sub, Inc.(b)
10/01/2029	5.250%	1,373,000	1,366,547
Select Medical Corp.(b)
12/01/2032	6.250%	124,000	120,276
Star Parent, Inc.(b)
10/01/2030	9.000%	980,000	1,026,241
Surgery Center Holdings, Inc.(b)
04/15/2032	7.250%	1,156,000	1,153,690
Tenet Healthcare Corp.
11/01/2027	5.125%	848,000	847,730
10/01/2028	6.125%	280,000	280,251
05/15/2031	6.750%	685,000	704,191
Tenet Healthcare Corp.(b)
11/15/2032	5.500%	1,199,000	1,197,134
11/15/2033	6.000%	441,000	447,098
Total			100,401,882
Healthcare Insurance 0.8%
Centene Corp.
10/15/2030	3.000%	1,548,000	1,391,698
UnitedHealth Group, Inc.
04/15/2054	5.375%	15,344,000	14,184,134
Total			15,575,832
Home Construction 0.0%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	171,000	168,870
Taylor Morrison Communities, Inc.(b)
01/15/2028	5.750%	193,000	194,791
08/01/2030	5.125%	321,000	319,705
Total			683,366
Independent Energy 1.4%
APA Corp.
02/15/2055	6.750%	3,410,000	3,489,533
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Corporate Income Fund  | 2026
9

Portfolio of Investments (continued)
April 30, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Civitas Resources, Inc.(b)
11/01/2030	8.625%	116,000	122,729
07/01/2031	8.750%	771,000	808,697
06/15/2033	9.625%	993,000	1,107,143
CNX Resources Corp.(b)
01/15/2031	7.375%	212,000	218,413
03/01/2032	7.250%	388,000	404,092
03/01/2034	5.875%	334,000	331,230
Comstock Resources, Inc.(b)
03/01/2029	6.750%	225,000	224,697
01/15/2030	5.875%	83,000	80,394
Crescent Energy Finance LLC(b)
04/01/2032	7.625%	445,000	458,896
01/15/2033	7.375%	193,000	197,348
Diamondback Energy, Inc.
04/18/2064	5.900%	1,605,000	1,546,984
Hilcorp Energy I LP/Finance Co.(b)
02/01/2029	5.750%	699,000	698,782
04/15/2030	6.000%	216,000	215,184
04/15/2032	6.250%	338,000	335,860
11/01/2033	8.375%	288,000	308,533
02/15/2035	7.250%	622,000	633,912
Matador Resources Co.(b)
04/15/2032	6.500%	897,000	914,830
04/15/2033	6.250%	190,000	193,173
04/15/2034	6.000%	285,000	285,952
Occidental Petroleum Corp.
10/01/2054	6.050%	7,467,000	7,266,157
Permian Resources Operating LLC(b)
01/15/2032	7.000%	498,000	518,030
02/01/2033	6.250%	307,000	314,078
SM Energy Co.
07/15/2028	6.500%	239,000	239,421
SM Energy Co.(b)
08/01/2029	6.750%	304,000	311,872
08/01/2032	7.000%	407,000	417,345
04/15/2034	6.625%	451,000	457,321
Vital Energy, Inc.(b)
04/15/2032	7.875%	150,000	155,401
Woodside Finance Ltd.
05/19/2035	6.000%	3,580,000	3,725,474
Total			25,981,481
Integrated Energy 0.6%
BP Capital Markets America, Inc.
03/17/2052	3.001%	10,730,000	6,756,481
TotalEnergies Capital SA
09/10/2064	5.425%	5,690,000	5,295,080
Total			12,051,561
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.5%
Boyne USA, Inc.(b)
05/15/2029	4.750%	378,000	369,654
Carnival Corp.(b)
03/15/2030	5.750%	580,000	588,628
08/01/2032	5.750%	957,000	962,443
02/15/2033	6.125%	551,000	559,178
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	282,000	282,642
Cinemark USA, Inc.(b)
07/15/2028	5.250%	239,000	238,143
Live Nation Entertainment, Inc.(b)
10/15/2027	4.750%	360,000	358,809
NCL Corp., Ltd.(b)
01/15/2031	5.875%	740,000	719,761
02/01/2032	6.750%	651,000	648,002
09/15/2033	6.250%	404,000	390,934
Six Flags Entertainment Corp.(b)
05/15/2031	7.250%	1,292,000	1,273,972
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(b)
01/15/2032	8.625%	778,000	791,465
Six Flags Entertainment Corp./Theme Parks, Inc.(b)
05/01/2032	6.625%	308,000	313,455
Vail Resorts, Inc.(b)
05/15/2032	6.500%	327,000	333,557
Viking Cruises Ltd.(b)
02/15/2029	7.000%	650,000	651,724
07/15/2031	9.125%	269,000	283,155
10/15/2033	5.875%	602,000	603,244
Total			9,368,766
Life Insurance 5.7%
Met Tower Global Funding(b)
10/01/2027	4.000%	7,429,000	7,395,887
04/12/2029	5.250%	11,807,000	12,051,847
09/16/2030	4.200%	6,537,000	6,423,456
New York Life Global Funding(b)
10/01/2027	3.900%	6,356,000	6,324,098
12/05/2029	4.600%	8,788,000	8,837,642
New York Life Insurance Co.(b)
Subordinated
05/15/2050	3.750%	3,948,000	2,874,096
Northwestern Mutual Global Funding(b)
01/13/2030	4.960%	2,814,000	2,849,091
01/13/2031	4.300%	5,802,000	5,718,533
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Select Corporate Income Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
05/29/2055	6.170%	2,568,000	2,646,104
Principal Life Global Funding II(b)
11/27/2029	4.950%	35,728,000	36,041,213
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	2,765,000	2,454,430
05/15/2050	3.300%	7,617,000	5,053,853
Voya Financial, Inc.
06/15/2026	3.650%	9,490,000	9,480,276
Total			108,150,526
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(b)
04/01/2032	6.125%	563,000	573,649
09/15/2033	5.750%	261,000	262,627
Hilton Grand Vacations Borrower Escrow LLC(b)
01/15/2032	6.625%	862,000	872,096
Marriott Ownership Resorts, Inc.(b)
10/01/2033	6.500%	1,068,000	1,027,101
Travel + Leisure Co.(b)
09/01/2033	6.125%	53,000	52,558
Total			2,788,031
Media and Entertainment 1.8%
CBS Corp.
07/01/2042	4.850%	109,000	73,613
Clear Channel Outdoor Holdings, Inc.(b)
04/15/2028	7.750%	997,000	1,000,405
06/01/2029	7.500%	174,000	174,453
04/01/2030	7.875%	523,000	544,856
02/15/2031	7.125%	451,000	469,396
03/15/2033	7.500%	459,000	482,039
Gray Escrow II, Inc.(b)
11/15/2031	5.375%	192,000	150,303
Gray Media, Inc.(b)
07/15/2032	9.625%	407,000	413,937
08/15/2033	7.250%	347,000	353,577
iHeartCommunications, Inc.(b)
05/01/2029	9.125%	255,113	254,904
Mav Acquisition Corp.(b)
08/01/2029	8.000%	265,000	265,027
McGraw-Hill Education, Inc.(b)
09/01/2031	7.375%	300,000	310,250
Meta Platforms, Inc.(h)
05/15/2046	6.200%	12,725,000	12,723,218
Meta Platforms, Inc.
11/15/2065	5.750%	9,840,000	8,939,557
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nexstar Media, Inc.(b)
09/15/2033	6.500%	879,000	885,897
04/15/2034	7.250%	898,000	903,993
OAK-Eagle Acquireco, Inc.(b)
07/01/2033	7.250%	432,000	444,571
07/01/2034	8.750%	440,000	457,200
Outfront Media Capital LLC/Corp.(b)
01/15/2029	4.250%	195,000	190,293
03/15/2030	4.625%	651,000	632,580
02/15/2031	7.375%	136,000	142,305
Roblox Corp.(b)
05/01/2030	3.875%	136,000	128,916
Snap, Inc.(b)
03/01/2033	6.875%	1,273,000	1,239,785
03/15/2034	6.875%	716,000	693,305
Univision Communications, Inc.(b)
05/01/2029	4.500%	238,000	227,324
04/15/2033	8.875%	364,000	366,023
Viacom, Inc.
09/01/2043	5.850%	210,000	154,483
ViacomCBS, Inc.
05/19/2050	4.950%	101,000	63,527
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	371,000	336,005
03/15/2042	5.050%	1,117,000	801,695
03/15/2052	5.141%	225,000	148,521
Total			33,971,958
Metals and Mining 0.3%
Alcoa Nederland Holding BV(b)
03/15/2031	7.125%	223,000	231,368
Carpenter Technology Corp.(b)
03/01/2034	5.625%	418,000	417,898
Cleveland-Cliffs, Inc.(b)
11/01/2029	6.875%	169,000	172,166
03/15/2032	7.000%	82,000	81,929
05/01/2033	7.375%	87,000	87,830
Compass Minerals International, Inc.(b)
07/01/2030	8.000%	370,000	386,268
Constellium SE(b)
06/15/2028	5.625%	807,000	806,446
04/15/2029	3.750%	204,000	196,449
08/15/2032	6.375%	486,000	498,257
Hudbay Minerals, Inc.(b)
04/01/2029	6.125%	386,000	387,686
Kaiser Aluminum Corp.(b)
06/01/2031	4.500%	1,036,000	992,022
03/01/2034	5.875%	750,000	751,055
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Corporate Income Fund  | 2026
11

Portfolio of Investments (continued)
April 30, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novelis Corp.(b)
01/30/2030	4.750%	888,000	850,983
08/15/2031	3.875%	332,000	301,545
08/15/2033	6.375%	423,000	424,692
Novelis, Inc.(b)
01/30/2030	6.875%	195,000	199,861
Total			6,786,455
Midstream 2.8%
AmeriGas Partners LP/Finance Corp.(b)
06/01/2030	9.500%	540,000	575,588
Antero Midstream Partners LP/Finance Corp.(b)
02/01/2032	6.625%	412,000	423,037
CNX Midstream Partners LP(b)
04/15/2030	4.750%	1,395,000	1,350,163
Delek Logistics Partners LP/Finance Corp.(b)
03/15/2029	8.625%	1,172,000	1,222,324
06/30/2033	7.375%	612,000	631,578
Enbridge, Inc.
04/05/2034	5.625%	3,591,000	3,707,019
11/20/2035	5.200%	2,742,000	2,731,987
Energy Transfer LP
05/15/2054	5.950%	12,726,000	11,999,812
Enterprise Products Operating LLC
01/15/2036	5.200%	3,655,000	3,689,297
Hess Midstream Operations LP(b)
03/01/2028	5.875%	211,000	213,277
10/15/2030	5.500%	173,000	173,175
ITT Holdings LLC(b)
08/01/2029	6.500%	84,000	82,787
MPLX LP
03/14/2052	4.950%	5,537,000	4,603,276
NuStar Logistics LP
04/28/2027	5.625%	590,000	591,773
Rockies Express Pipeline LLC(b)
03/15/2033	6.750%	598,000	623,438
Sunoco LP(b),(d),(i)
	7.875%	1,250,000	1,295,178
Sunoco LP(b)
05/01/2029	7.000%	529,000	545,994
07/15/2031	5.375%	409,000	407,243
05/01/2032	7.250%	498,000	521,558
07/01/2033	6.250%	513,000	523,694
TransMontaigne Partners LLC(b)
06/15/2030	8.500%	1,035,000	1,069,366
Venture Global Calcasieu Pass LLC(b)
08/15/2029	3.875%	669,000	640,721
08/15/2031	4.125%	948,000	888,665
05/01/2036	6.000%	828,000	832,524
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global LNG, Inc.(b),(d),(i)
	9.000%	790,000	780,643
Venture Global LNG, Inc.(b)
06/01/2028	8.125%	200,000	204,585
02/01/2029	9.500%	239,000	260,868
01/15/2030	7.000%	386,000	397,369
06/01/2031	8.375%	375,000	390,569
02/01/2032	9.875%	291,000	312,169
Venture Global Plaquemines LNG LLC(b)
12/15/2030	6.125%	202,000	208,299
05/01/2033	7.500%	338,000	375,029
01/15/2034	6.500%	740,000	775,213
06/15/2034	6.500%	267,000	278,421
05/01/2035	7.750%	338,000	379,612
01/15/2036	6.750%	1,490,000	1,583,609
Western Gas Partners LP
03/01/2048	5.300%	6,330,000	5,379,022
Western Midstream Operating LP
03/01/2031	4.800%	2,724,000	2,706,174
Total			53,375,056
Natural Gas 1.1%
NiSource, Inc.
04/01/2055	5.850%	11,218,000	10,903,424
Southern California Gas Co.
09/01/2034	5.050%	4,200,000	4,219,300
Southern Co Gas Capital Corp.
09/15/2035	5.100%	5,780,000	5,713,665
Total			20,836,389
Oil Field Services 0.3%
Archrock Partners LP/Finance Corp.(b)
09/01/2032	6.625%	304,000	312,636
Archrock Services LP/Partners Finance Corp.(b)
02/01/2034	6.000%	575,000	578,298
Kodiak Gas Services LLC(b)
04/01/2031	5.875%	386,000	388,564
10/01/2033	6.500%	563,000	575,471
10/01/2035	6.750%	326,000	338,612
Nabors Industries, Inc.(b)
01/31/2030	9.125%	956,000	1,004,004
08/15/2031	8.875%	55,000	58,043
11/15/2032	7.625%	606,000	632,713
Transocean Aquila Ltd.(b)
09/30/2028	8.000%	457,231	469,887
Transocean, Inc.(b)
05/15/2029	8.250%	179,000	185,951
05/15/2031	8.500%	442,000	467,676
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Select Corporate Income Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
USA Compression Partners LP/Finance Corp.(b)
03/15/2029	7.125%	676,000	698,676
Total			5,710,531
Other Industry 0.0%
Installed Building Products, Inc.(b)
02/01/2034	5.625%	163,000	162,185
Williams Scotsman International, Inc.(b)
08/15/2028	4.625%	226,000	223,397
Williams Scotsman, Inc.(b)
06/15/2029	6.625%	208,000	213,456
04/15/2030	6.625%	157,000	161,639
Total			760,677
Other REIT 0.2%
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(b)
10/01/2028	5.875%	639,000	637,539
05/15/2029	4.875%	304,000	295,521
02/01/2030	7.000%	376,000	384,179
RHP Hotel Properties LP/Finance Corp.(b)
07/15/2028	7.250%	148,000	151,360
02/15/2029	4.500%	195,000	191,407
04/01/2032	6.500%	350,000	359,279
06/15/2033	6.500%	263,000	270,884
03/15/2034	5.750%	138,000	137,247
RLJ Lodging Trust LP(b)
07/01/2026	3.750%	201,000	200,558
09/15/2029	4.000%	248,000	234,518
Service Properties Trust(b)
11/15/2031	8.625%	263,000	276,731
Total			3,139,223
Packaging 0.2%
Ardagh Metal Packaging Finance USA LLC/PLC(b)
09/01/2029	4.000%	1,258,000	1,175,197
01/30/2031	6.250%	287,000	289,072
Clydesdale Acquisition Holdings, Inc.(b)
04/15/2030	8.750%	849,000	770,177
04/15/2032	6.750%	213,000	200,269
Sword Purchaser LLC(b)
04/15/2033	8.250%	719,000	735,706
04/15/2034	10.500%	517,000	525,935
Total			3,696,356
Pharmaceuticals 3.4%
1261229 BC Ltd.(b)
04/15/2032	10.000%	1,182,000	1,220,909
AbbVie, Inc.
11/21/2029	3.200%	17,515,000	16,845,954
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
03/02/2028	5.150%	9,610,000	9,742,590
03/02/2063	5.750%	14,238,000	13,586,282
Bausch Health Companies, Inc.(b)
06/01/2028	4.875%	161,000	151,247
09/30/2028	11.000%	183,000	190,353
Grifols Escrow Issuer SA(b)
10/15/2028	4.750%	1,398,000	1,378,377
Merck & Co., Inc.
12/04/2035	4.750%	20,922,000	20,490,974
Organon Finance 1 LLC(b)
04/30/2028	4.125%	322,000	318,012
04/30/2031	5.125%	103,000	102,347
Total			64,027,045
Property & Casualty 0.7%
Acrisure LLC/Finance, Inc.(b)
02/01/2029	8.250%	135,000	135,420
08/01/2029	6.000%	635,000	603,492
07/01/2032	6.750%	266,000	262,129
Alliant Holdings Intermediate LLC/Co-Issuer(b)
10/15/2027	6.750%	63,000	63,051
04/15/2028	6.750%	494,000	499,981
11/01/2029	5.875%	89,000	87,258
01/15/2031	7.000%	362,000	368,950
10/01/2031	6.500%	916,000	923,834
10/01/2032	7.375%	760,000	746,804
AmWINS Group, Inc.(b)
02/15/2029	6.375%	505,000	511,162
Ardonagh Finco Ltd.(b)
02/15/2031	7.750%	934,000	952,573
Ardonagh Group Finance Ltd.(b)
02/15/2032	8.875%	1,691,000	1,685,490
Asurion LLC and Asurion Co-Issuer, Inc.(b)
02/01/2034	8.375%	330,000	325,795
BroadStreet Partners, Inc.(b)
04/15/2029	5.875%	1,340,000	1,319,003
Howden UK Refinance PLC/2 PLC/US Refinance LLC(b)
02/15/2032	8.125%	257,000	245,473
HUB International Ltd.(b)
12/01/2029	5.625%	659,000	652,156
06/15/2030	7.250%	1,752,000	1,812,290
01/31/2032	7.375%	462,000	473,621
Panther Escrow Issuer LLC(b)
06/01/2031	7.125%	1,055,000	1,060,203
Ryan Specialty LLC(b)
08/01/2032	5.875%	197,000	197,191
Total			12,925,876
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Corporate Income Fund  | 2026
13

Portfolio of Investments (continued)
April 30, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 2.3%
Burlington Northern Santa Fe LLC
03/15/2056	5.550%	8,171,000	7,898,026
Canadian Pacific Railway Co.
03/15/2029	4.000%	2,994,000	2,960,416
12/02/2031	2.450%	10,363,000	9,249,982
Genesee & Wyoming, Inc.(b)
04/15/2032	6.250%	624,000	638,567
Norfolk Southern Corp.
08/01/2030	5.050%	13,375,000	13,671,038
11/01/2047	3.942%	3,192,000	2,464,018
08/25/2051	2.900%	1,302,000	800,248
Union Pacific Corp.
02/05/2050	3.250%	7,756,000	5,275,732
Watco Cos LLC/Finance Corp.(b)
08/01/2032	7.125%	1,204,000	1,250,199
Total			44,208,226
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(b)
06/15/2029	6.125%	352,000	358,160
09/15/2029	5.625%	384,000	387,672
Fertitta Entertainment LLC/Finance Co., Inc.(b)
01/15/2030	6.750%	1,357,000	1,313,747
Yum! Brands, Inc.
04/01/2032	5.375%	396,000	396,164
Total			2,455,743
Retailers 2.3%
Advance Auto Parts, Inc.(b)
08/01/2030	7.000%	355,000	366,247
08/01/2033	7.375%	875,000	900,661
Amazon.com, Inc.
03/13/2029	4.000%	9,590,000	9,522,393
03/13/2036	4.875%	18,583,000	18,308,052
03/13/2056	5.800%	2,528,000	2,487,188
Beach Acquisition Bidco LLC(b),(c)
07/15/2033	10.000%	926,508	1,018,768
Belron UK Finance PLC(b)
10/15/2029	5.750%	255,000	257,550
Group 1 Automotive, Inc.(b)
01/15/2030	6.375%	357,000	362,509
L Brands, Inc.
06/15/2029	7.500%	113,000	114,742
11/01/2035	6.875%	205,000	202,338
LCM Investments Holdings II LLC(b)
05/01/2029	4.875%	247,000	241,898
08/01/2031	8.250%	603,000	631,279
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lithia Motors, Inc.(b)
06/01/2029	3.875%	259,000	248,051
01/15/2031	4.375%	230,000	218,001
Lowe’s Companies, Inc.
04/01/2052	4.250%	10,674,000	8,209,236
Wolverine World Wide, Inc.(b)
08/15/2029	4.000%	642,000	599,898
Total			43,688,811
Supermarkets 0.2%
Albertsons Cos, Inc.(b)
03/31/2032	5.625%	589,000	581,812
Kroger Co. (The)
09/15/2064	5.650%	4,614,000	4,282,995
Total			4,864,807
Technology 7.9%
Alphabet, Inc.
02/15/2036	4.800%	5,503,000	5,423,825
02/15/2046	5.500%	3,945,000	3,876,692
02/15/2056	5.650%	2,650,000	2,597,277
02/15/2066	5.750%	2,622,000	2,554,743
Amentum Escrow Corp.(b)
08/01/2032	7.250%	940,000	973,136
APLD ComputeCo 2 LLC(b)
03/15/2031	6.750%	1,353,000	1,341,276
APLD ComputeCo LLC(b)
12/15/2030	9.250%	1,206,000	1,295,475
Apple, Inc.
02/08/2051	2.650%	5,049,000	3,066,964
Black Pearl Compute LLC(b)
02/15/2031	6.125%	702,000	712,541
Block, Inc.
06/01/2026	2.750%	103,000	102,783
06/01/2031	3.500%	217,000	197,643
05/15/2032	6.500%	794,000	809,268
Block, Inc.(b)
08/15/2030	5.625%	395,000	395,193
08/15/2033	6.000%	309,000	308,799
Broadcom, Inc.
02/15/2030	4.350%	1,950,000	1,942,480
10/15/2030	4.200%	7,756,000	7,664,266
Broadcom, Inc.(b)
11/15/2036	3.187%	15,000,000	12,599,121
CACI International, Inc.(b)
06/15/2033	6.375%	792,000	810,327
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(b)
06/15/2029	8.000%	152,000	74,303
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Select Corporate Income Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Central Parent, Inc./CDK Global, Inc.(b)
06/15/2029	7.250%	142,000	68,052
Cipher Compute LLC(b)
11/15/2030	7.125%	697,000	722,801
Clarivate Science Holdings Corp.(b)
07/01/2029	4.875%	1,275,000	1,155,544
Cloud Software Group, Inc.(b)
09/30/2029	9.000%	1,507,000	1,479,437
06/30/2032	8.250%	321,000	304,875
08/15/2033	6.625%	134,000	120,162
Condor Merger Sub, Inc.(b)
02/15/2030	7.375%	2,321,000	1,879,849
Core Scientific Finance I LLC(b),(h)
05/15/2031	7.750%	806,000	804,081
CoreWeave, Inc.(b)
06/01/2030	9.250%	409,000	414,114
02/01/2031	9.000%	819,000	814,058
10/01/2031	9.750%	821,000	826,087
Entegris Escrow Corp.(b)
04/15/2029	4.750%	180,000	178,816
06/15/2030	5.950%	572,000	579,265
Fair Isaac Corp.(b)
05/15/2033	6.000%	223,000	219,941
Fidelity National Information Services, Inc.
03/10/2028	4.450%	3,504,000	3,494,152
Flash Compute LLC(b)
12/31/2030	7.250%	389,000	396,805
Foundry JV Holdco LLC(b)
01/25/2034	5.875%	12,816,000	13,017,781
HealthEquity, Inc.(b)
10/01/2029	4.500%	650,000	631,456
Intel Corp.
05/15/2036	5.300%	5,474,000	5,452,365
08/12/2051	3.050%	7,535,000	4,643,025
International Business Machines Corp.
02/10/2028	4.650%	9,525,000	9,582,785
05/15/2030	1.950%	5,635,000	5,091,502
02/03/2036	4.950%	4,655,000	4,529,444
ION Platform Finance US, Inc.(b)
09/30/2032	7.875%	783,000	606,470
ION Platform Finance US, Inc./SARL(b)
05/01/2028	4.625%	430,000	396,355
05/15/2028	5.750%	281,000	262,767
05/01/2029	8.750%	809,000	749,832
05/30/2029	9.500%	357,000	334,356
Iron Mountain, Inc.(b)
07/15/2030	5.250%	791,000	784,914
01/15/2033	6.250%	265,000	268,441
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Meridian Arc Holdco LLC(b)
04/30/2031	6.250%	691,000	691,076
Minerva Merger Sub, Inc.(b)
02/15/2030	6.500%	842,000	802,397
NCR Atleos Escrow Corp.(b)
04/01/2029	9.500%	705,000	750,094
NCR Corp.(b)
10/01/2028	5.000%	431,000	422,096
04/15/2029	5.125%	126,000	122,425
Neptune Bidco US, Inc.(b)
04/15/2029	9.290%	623,000	629,903
05/15/2031	10.375%	308,000	317,999
02/15/2033	9.500%	251,000	251,388
NXP BV/Funding LLC/USA, Inc.
05/11/2031	2.500%	15,995,000	14,380,687
Oracle Corp.
04/01/2050	3.600%	11,505,000	6,871,793
02/06/2053	5.550%	2,233,000	1,771,104
09/26/2065	6.100%	12,032,000	9,906,720
Picard Midco, Inc.(b)
03/31/2029	6.500%	919,000	894,922
PR RNO Property Owner 1 LLC(b),(h)
05/01/2031	6.500%	789,000	782,068
Sabre GLBL, Inc.(b)
11/15/2029	10.750%	39,000	33,926
03/15/2030	10.750%	90,000	77,608
07/15/2030	11.125%	143,000	123,006
Science Applications International Corp.(b)
11/01/2033	5.875%	653,000	643,909
Seagate Data Storage Technology Pte Ltd.(b)
12/15/2029	8.250%	248,000	259,154
Shift4 Payments LLC/Finance Sub, Inc.(b)
08/15/2032	6.750%	972,000	970,391
SS&C Technologies, Inc.(b)
06/01/2032	6.500%	311,000	314,673
SV RNO Property Owner 1 LLC(b)
03/01/2031	5.875%	1,991,000	1,958,898
UKG, Inc.(b)
02/01/2031	6.875%	501,000	487,385
WEX, Inc.(b)
03/15/2033	6.500%	608,000	605,252
WULF Compute LLC(b)
10/15/2030	7.750%	322,000	338,307
ZoomInfo Technologies LLC/Finance Corp.(b)
02/01/2029	3.875%	254,000	206,258
Total			151,169,083
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Corporate Income Fund  | 2026
15

Portfolio of Investments (continued)
April 30, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 2.0%
Avis Budget Car Rental LLC/Finance, Inc.(b)
02/15/2031	8.000%	846,000	853,703
06/15/2032	8.375%	245,000	246,290
ERAC USA Finance LLC(b)
05/01/2028	4.600%	23,334,000	23,451,438
04/30/2031	4.700%	12,990,000	12,966,967
Total			37,518,398
Wireless 2.1%
Altice France(b)
10/15/2030	6.875%	552,591	542,921
04/15/2032	6.500%	477,897	470,240
Altice France Lux 3/Holdings 1(b)
01/15/2033	10.000%	65,600	64,779
SBA Communications Corp.
02/01/2029	3.125%	110,000	105,895
T-Mobile US, Inc.
04/15/2027	3.750%	7,690,000	7,658,395
02/15/2029	2.625%	20,007,000	19,037,771
02/15/2031	2.550%	4,176,000	3,795,553
02/15/2031	2.875%	7,976,000	7,347,389
Vmed O2 UK Financing I PLC(b)
01/31/2031	4.250%	1,000	863
07/15/2031	4.750%	812,000	702,524
04/15/2032	7.750%	301,000	293,028
Total			40,019,358
Wirelines 2.3%
AT&T, Inc.
12/01/2057	3.800%	29,757,000	19,826,374
Fibercop SpA(b)
07/18/2036	7.200%	97,000	97,091
Iliad Holding SAS(b)
10/15/2028	7.000%	992,000	999,299
Iliad Holding SASU(b)
04/15/2031	8.500%	232,000	245,964
04/15/2032	7.000%	369,000	374,751
Level 3 Financing, Inc.(b)
01/15/2036	8.500%	519,000	556,692
Optics Bidco SpA(b)
06/04/2038	7.721%	282,000	282,204
Uniti Group LP/Fiber Holdings, Inc./CSL Capital LLC(b)
01/15/2030	6.000%	150,000	144,979
Uniti Group LP/Finance 2019, Inc./CSL Capital LLC(b)
06/15/2032	8.625%	248,000	259,406
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
03/21/2031	2.550%	12,663,000	11,513,134
03/15/2032	2.355%	4,470,000	3,908,943
03/22/2041	3.400%	5,699,000	4,372,064
Windstream Escrow LLC/Finance Corp.(b)
10/01/2031	8.250%	614,000	649,601
Windstream Services LLC(b)
10/15/2033	7.500%	339,000	357,172
Total			43,587,674
Total Corporate Bonds & Notes (Cost $1,721,367,205)			1,692,779,198

Foreign Government Obligations(j) 0.2%

Canada 0.1%
NOVA Chemicals Corp.(b)
06/01/2027	5.250%	227,000	227,027
11/15/2028	8.500%	172,000	178,580
02/15/2030	9.000%	407,000	429,651
12/01/2031	7.000%	240,000	253,971
Total			1,089,229
France 0.1%
Electricite de France SA(b)
04/22/2056	6.125%	2,790,000	2,703,887
Total Foreign Government Obligations (Cost $3,811,117)			3,793,116

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Altice Luxembourg France SA, CVR(a),(b),(e),(g),(k)	274	4,346
Total Communication Services		4,346
Total Rights (Cost $16)		4,346

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.0%
CP Atlas Buyer, Inc.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 5.250% 07/08/2030	8.902%	480,687	428,715
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Select Corporate Income Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.0%
Ascend Learning LLC(l),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.652%	547,335	537,461
Total Senior Loans (Cost $1,014,452)			966,176

U.S. Treasury Obligations 3.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
05/15/2045	5.000%	18,389,000	18,463,705
08/15/2045	4.875%	34,145,000	33,734,193
11/15/2045	4.625%	19,542,700	18,678,546
Total U.S. Treasury Obligations (Cost $71,966,325)			70,876,444

Money Market Funds 6.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.810%(n),(o)	123,429,732	123,380,360
Total Money Market Funds (Cost $123,379,377)		123,380,360
Total Investments in Securities (Cost: $1,922,906,880)		1,893,351,286
Other Assets & Liabilities, Net		12,917,296
Net Assets		1,906,268,582
At April 30, 2026, securities and/or cash totaling $2,236,279 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	338	06/2026	USD	38,141,188	—	(1,028,006)
U.S. Treasury 10-Year Note	494	06/2026	USD	54,633,313	—	(578,600)
U.S. Treasury 2-Year Note	756	06/2026	USD	156,586,500	—	(1,059,136)
Total					—	(2,665,742)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(501)	06/2026	USD	(54,025,805)	778,079	—
U.S. Treasury Ultra 10-Year Note	(200)	06/2026	USD	(22,571,875)	642,010	—
U.S. Treasury Ultra Bond	(423)	06/2026	USD	(48,658,219)	2,292,572	—
Total					3,712,661	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2026, the total value of these securities amounted to $511,136,631, which represents 26.81% of total net assets.

(c)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2026.

(e)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2026, the total value of these securities amounted to $13,871, which represents less than 0.01% of total net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Corporate Income Fund  | 2026
17

Portfolio of Investments (continued)
April 30, 2026
Notes to Portfolio of Investments (continued)
(f)	Represents a security in default.
(g)	Valuation based on significant unobservable inputs.
(h)	Represents a security purchased on a when-issued basis.
(i)	Perpetual security with no specified maturity date.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At April 30, 2026, the total market value of these securities amounted to $4,346, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Altice Luxembourg France SA, CVR	10/15/2025	274	16	4,346

(l)
The stated interest rate represents the weighted average interest rate at April 30, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Variable rate security. The interest rate shown was the current rate as of April 30, 2026.
(n)	The rate shown is the seven-day current annualized yield at April 30, 2026.
(o)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended April 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.810%
	87,727,316	1,002,537,734	(966,877,217)	(7,473)	123,380,360	(2,519)	3,860,261	123,429,732
Abbreviation Legend
CVR	Contingent Value Rights
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Select Corporate Income Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Fair value measurements   (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	—	186,022	—	186,022
Total Common Stocks	—	186,022	—	186,022
Convertible Bonds	—	1,365,624	—	1,365,624
Corporate Bonds & Notes	—	1,692,769,673	9,525	1,692,779,198
Foreign Government Obligations	—	3,793,116	—	3,793,116
Rights
Communication Services	—	—	4,346	4,346
Total Rights	—	—	4,346	4,346
Senior Loans	—	966,176	—	966,176
U.S. Treasury Obligations	—	70,876,444	—	70,876,444
Money Market Funds	123,380,360	—	—	123,380,360
Total Investments in Securities	123,380,360	1,769,957,055	13,871	1,893,351,286
Investments in Derivatives
Asset
Futures Contracts	3,712,661	—	—	3,712,661
Liability
Futures Contracts	(2,665,742)	—	—	(2,665,742)
Total	124,427,279	1,769,957,055	13,871	1,894,398,205
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Corporate Income Fund  | 2026
19

Statement of Assets and Liabilities
April 30, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,799,527,503)	$1,769,970,926
Affiliated issuers (cost $123,379,377)	123,380,360
Cash	3,572
Margin deposits on:
Futures contracts	2,236,279
Receivable for:
Investments sold	11,723,608
Capital shares sold	7,958,652
Dividends	323,241
Interest	20,817,703
Foreign tax reclaims	1,329
Variation margin for futures contracts	309,815
Expense reimbursement due from Investment Manager	3,169
Prepaid expenses	2,936
Deferred compensation of board members	239,796
Total assets	1,936,971,386
Liabilities
Payable for:
Investments purchased	7,456,553
Investments purchased on a delayed delivery basis	14,331,560
Capital shares redeemed	980,653
Distributions to shareholders	7,225,024
Variation margin for futures contracts	190,670
Management services fees	25,441
Distribution and/or service fees	699
Transfer agent fees	117,119
Compensation of chief compliance officer	3
Compensation of board members	1,482
Other expenses	69,838
Deferred compensation of board members	303,762
Total liabilities	30,702,804
Net assets applicable to outstanding capital stock	$1,906,268,582
Represented by
Paid in capital	2,142,154,421
Total distributable earnings (loss)	(235,885,839)
Total - representing net assets applicable to outstanding capital stock	$1,906,268,582
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Select Corporate Income Fund  | 2026

Statement of Assets and Liabilities (continued)
April 30, 2026
Class A
Net assets	$102,500,094
Shares outstanding	11,209,002
Net asset value per share	$9.14
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.60
Institutional Class
Net assets	$952,123,783
Shares outstanding	104,112,556
Net asset value per share	$9.15
Institutional 2 Class
Net assets	$55,185,570
Shares outstanding	6,043,871
Net asset value per share	$9.13
Institutional 3 Class
Net assets	$782,318,675
Shares outstanding	85,607,505
Net asset value per share	$9.14
Class S
Net assets	$14,140,460
Shares outstanding	1,546,238
Net asset value per share	$9.15
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Corporate Income Fund  | 2026
21

Statement of Operations
Year Ended April 30, 2026

Net investment income
Income:
Dividends — affiliated issuers	$3,860,261
Interest	92,229,735
Interfund lending	357
Foreign taxes withheld	(404)
Total income	96,089,949
Expenses:
Management services fees	9,091,622
Distribution and/or service fees
Class A	256,333
Transfer agent fees
Class A	140,004
Institutional Class	1,203,341
Institutional 2 Class	48,950
Institutional 3 Class	30,570
Class S	21,201
Custodian fees	19,966
Printing and postage fees	88,024
Registration fees	149,717
Accounting services fees	33,657
Legal fees	46,156
Compensation of chief compliance officer	313
Compensation of board members	29,828
Deferred compensation of board members	16,973
Other	40,276
Total expenses	11,216,931
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,157,197)
Fees waived by transfer agent
Institutional 2 Class	(21,300)
Institutional 3 Class	(30,570)
Expense reduction	(560)
Total net expenses	10,007,304
Net investment income	86,082,645
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(8,505,988)
Investments — affiliated issuers	(2,519)
Futures contracts	(1,014,204)
Net realized loss	(9,522,711)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	17,897,554
Investments — affiliated issuers	(7,473)
Futures contracts	286,999
Net change in unrealized appreciation (depreciation)	18,177,080
Net realized and unrealized gain	8,654,369
Net increase in net assets resulting from operations	$94,737,014
The accompanying Notes to Financial Statements are an integral part of this statement.
22
Columbia Select Corporate Income Fund  | 2026

Statement of Changes in Net Assets

	Year Ended April 30, 2026	Year Ended April 30, 2025
Operations
Net investment income	$86,082,645	$81,511,108
Net realized loss	(9,522,711)	(25,571,699)
Net change in unrealized appreciation (depreciation)	18,177,080	63,224,750
Net increase in net assets resulting from operations	94,737,014	119,164,159
Distributions to shareholders
Net investment income and net realized gains
Class A	(4,449,334)	(4,373,545)
Advisor Class	—	(2,071,048)
Institutional Class	(40,625,895)	(35,969,075)
Institutional 2 Class	(4,319,326)	(4,019,740)
Institutional 3 Class	(36,046,948)	(34,668,568)
Class S	(710,104)	(444,018)
Total distributions to shareholders	(86,151,607)	(81,545,994)
Increase in net assets from capital stock activity	132,751,838	96,579,190
Total increase in net assets	141,337,245	134,197,355
Net assets at beginning of year	1,764,931,337	1,630,733,982
Net assets at end of year	$1,906,268,582	$1,764,931,337
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Corporate Income Fund  | 2026
23

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	April 30, 2026		April 30, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,448,308	13,360,336	1,639,404	15,011,722
Distributions reinvested	463,577	4,276,584	457,848	4,182,523
Shares redeemed	(1,916,835)	(17,668,085)	(2,390,453)	(21,803,997)
Net decrease	(4,950)	(31,165)	(293,201)	(2,609,752)
Advisor Class
Shares sold	—	—	1,280,037	11,773,386
Distributions reinvested	—	—	136,214	1,244,705
Shares redeemed	—	—	(10,867,464)	(98,957,313)
Net decrease	—	—	(9,451,213)	(85,939,222)
Institutional Class
Shares sold	47,401,269	438,525,588	40,578,929	373,160,506
Distributions reinvested	4,195,364	38,705,121	3,689,125	33,701,372
Shares redeemed	(39,267,268)	(360,328,207)	(33,620,087)	(306,825,064)
Net increase	12,329,365	116,902,502	10,647,967	100,036,814
Institutional 2 Class
Shares sold	1,485,219	13,679,769	3,392,297	31,073,647
Distributions reinvested	468,120	4,316,302	439,177	4,006,466
Shares redeemed	(6,321,611)	(58,083,536)	(2,016,183)	(18,379,202)
Net increase (decrease)	(4,368,272)	(40,087,465)	1,815,291	16,700,911
Institutional 3 Class
Shares sold	18,455,738	169,428,343	31,417,963	287,147,373
Distributions reinvested	2,794,382	25,768,587	2,800,433	25,559,923
Shares redeemed	(14,880,505)	(136,703,548)	(28,746,707)	(261,316,589)
Net increase	6,369,615	58,493,382	5,471,689	51,390,707
Class S
Shares sold	6,241	57,618	2,089,535	19,458,039
Distributions reinvested	76,965	710,041	48,663	443,947
Shares redeemed	(357,338)	(3,293,075)	(317,828)	(2,902,254)
Net increase (decrease)	(274,132)	(2,525,416)	1,820,370	16,999,732
Total net increase	14,051,626	132,751,838	10,010,903	96,579,190
The accompanying Notes to Financial Statements are an integral part of this statement.
24
Columbia Select Corporate Income Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Select Corporate Income Fund  | 2026
25

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 4/30/2026	$9.08	0.40	0.06	0.46	(0.40)	—	(0.40)
Year Ended 4/30/2025	$8.84	0.38	0.24	0.62	(0.38)	—	(0.38)
Year Ended 4/30/2024	$9.05	0.36	(0.21)	0.15	(0.36)	—	(0.36)
Year Ended 4/30/2023	$9.22	0.29	(0.16)	0.13	(0.30)	—	(0.30)
Year Ended 4/30/2022	$10.77	0.21	(1.32)	(1.11)	(0.22)	(0.22)	(0.44)
Institutional Class
Year Ended 4/30/2026	$9.08	0.42	0.07	0.49	(0.42)	—	(0.42)
Year Ended 4/30/2025	$8.84	0.41	0.24	0.65	(0.41)	—	(0.41)
Year Ended 4/30/2024	$9.05	0.38	(0.21)	0.17	(0.38)	—	(0.38)
Year Ended 4/30/2023	$9.22	0.32	(0.17)	0.15	(0.32)	—	(0.32)
Year Ended 4/30/2022	$10.77	0.24	(1.33)	(1.09)	(0.24)	(0.22)	(0.46)
Institutional 2 Class
Year Ended 4/30/2026	$9.07	0.43	0.06	0.49	(0.43)	—	(0.43)
Year Ended 4/30/2025	$8.83	0.42	0.24	0.66	(0.42)	—	(0.42)
Year Ended 4/30/2024	$9.04	0.39	(0.21)	0.18	(0.39)	—	(0.39)
Year Ended 4/30/2023	$9.21	0.33	(0.17)	0.16	(0.33)	—	(0.33)
Year Ended 4/30/2022	$10.76	0.25	(1.32)	(1.07)	(0.26)	(0.22)	(0.48)
Institutional 3 Class
Year Ended 4/30/2026	$9.07	0.44	0.07	0.51	(0.44)	—	(0.44)
Year Ended 4/30/2025	$8.84	0.42	0.23	0.65	(0.42)	—	(0.42)
Year Ended 4/30/2024	$9.04	0.40	(0.20)	0.20	(0.40)	—	(0.40)
Year Ended 4/30/2023	$9.22	0.33	(0.18)	0.15	(0.33)	—	(0.33)
Year Ended 4/30/2022	$10.77	0.25	(1.32)	(1.07)	(0.26)	(0.22)	(0.48)
The accompanying Notes to Financial Statements are an integral part of this statement.
26
Columbia Select Corporate Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 4/30/2026	$9.14	5.11%	0.90%	0.84% (c)	4.34%	105%	$102,500
Year Ended 4/30/2025	$9.08	7.12%	0.93%	0.86% (c)	4.21%	90%	$101,805
Year Ended 4/30/2024	$8.84	1.72%	0.96%	0.86% (c)	4.05%	118%	$101,765
Year Ended 4/30/2023	$9.05	1.51%	0.94%	0.87% (c)	3.31%	79%	$93,141
Year Ended 4/30/2022	$9.22	(10.79% )	0.92%	0.87% (c)	2.03%	80%	$107,905
Institutional Class
Year Ended 4/30/2026	$9.15	5.49%	0.65%	0.59% (c)	4.59%	105%	$952,124
Year Ended 4/30/2025	$9.08	7.39%	0.68%	0.61% (c)	4.46%	90%	$833,261
Year Ended 4/30/2024	$8.84	1.97%	0.71%	0.61% (c)	4.31%	118%	$717,563
Year Ended 4/30/2023	$9.05	1.76%	0.70%	0.62% (c)	3.62%	79%	$577,092
Year Ended 4/30/2022	$9.22	(10.57% )	0.67%	0.62% (c)	2.24%	80%	$380,743
Institutional 2 Class
Year Ended 4/30/2026	$9.13	5.49%	0.56%	0.48%	4.68%	105%	$55,186
Year Ended 4/30/2025	$9.07	7.53%	0.57%	0.48%	4.60%	90%	$94,404
Year Ended 4/30/2024	$8.83	2.10%	0.57%	0.49%	4.42%	118%	$75,929
Year Ended 4/30/2023	$9.04	1.86%	0.57%	0.52%	3.74%	79%	$72,771
Year Ended 4/30/2022	$9.21	(10.49% )	0.56%	0.52%	2.34%	80%	$51,119
Institutional 3 Class
Year Ended 4/30/2026	$9.14	5.64%	0.52%	0.45%	4.72%	105%	$782,319
Year Ended 4/30/2025	$9.07	7.45%	0.52%	0.44%	4.63%	90%	$718,935
Year Ended 4/30/2024	$8.84	2.26%	0.52%	0.44%	4.47%	118%	$652,013
Year Ended 4/30/2023	$9.04	1.80%	0.52%	0.47%	3.71%	79%	$764,790
Year Ended 4/30/2022	$9.22	(10.43% )	0.51%	0.47%	2.39%	80%	$864,900
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Corporate Income Fund  | 2026
27

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class S
Year Ended 4/30/2026	$9.08	0.42	0.07	0.49	(0.42)	—	(0.42)
Year Ended 4/30/2025(d)	$9.40	0.24	(0.32)(e)	(0.08)	(0.24)	—	(0.24)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(e)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.
28
Columbia Select Corporate Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Year Ended 4/30/2026	$9.15	5.49%	0.65%	0.59% (c)	4.58%	105%	$14,140
Year Ended 4/30/2025 (d)	$9.08	(0.88% )	0.68%	0.61%	4.58%	90%	$16,527
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Corporate Income Fund  | 2026
29

Notes to Financial Statements
April 30, 2026
Note 1. Organization
Columbia Select Corporate Income Fund (formerly known as Columbia Corporate Income Fund) (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective September 1, 2025, Columbia Corporate Income Fund was renamed Columbia Select Corporate Income Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
30
Columbia Select Corporate Income Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial
Columbia Select Corporate Income Fund  | 2026
31

Notes to Financial Statements (continued)
April 30, 2026
instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
32
Columbia Select Corporate Income Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at April 30, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	3,712,661 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,665,742 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Select Corporate Income Fund  | 2026
33

Notes to Financial Statements (continued)
April 30, 2026
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended April 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(1,014,204)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	286,999
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended April 30, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	320,800,142
Futures contracts — short	253,598,870
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased on a delayed delivery basis. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
34
Columbia Select Corporate Income Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Select Corporate Income Fund  | 2026
35

Notes to Financial Statements (continued)
April 30, 2026
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The effective management services fee rate for the year ended April 30, 2026 was 0.49% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
36
Columbia Select Corporate Income Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective through August 31, 2026, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.03% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the year ended April 30, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Institutional Class	0.14
Institutional 2 Class	0.03
Institutional 3 Class	0.00
Class S	0.14
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended April 30, 2026, these minimum account balance fees reduced total expenses of the Fund by $560.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, a distribution and shareholder service plan (the Plan) applicable to Class A shares, which sets the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plan, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Columbia Select Corporate Income Fund  | 2026
37

Notes to Financial Statements (continued)
April 30, 2026
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended April 30, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00 (a)	72,720

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2025 through August 31, 2026 (%)	Prior to September 1, 2025 (%)
Class A	0.85	0.88
Institutional Class	0.60	0.63
Institutional 2 Class	0.48	0.48
Institutional 3 Class	0.45	0.45
Class S	0.60	0.63
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective through August 31, 2026, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.03% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
38
Columbia Select Corporate Income Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
At April 30, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, tax straddles, investments in partnerships and/or grantor trusts, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation and distributions.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
26,068	(26,068)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended April 30, 2026			Year Ended April 30, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
86,151,607	—	86,151,607	81,545,994	—	81,545,994
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At April 30, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
7,465,592	—	(206,210,866)	(29,611,779)
At April 30, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,924,009,984	15,487,506	(45,099,285)	(29,611,779)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended April 30, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(42,458,883)	(163,751,983)	(206,210,866)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Select Corporate Income Fund  | 2026
39

Notes to Financial Statements (continued)
April 30, 2026
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,944,152,839 and $1,845,820,793, respectively, for the year ended April 30, 2026, of which $129,031,196 and $90,312,751, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended April 30, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	900,000	4.63	3
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at April 30, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate
40
Columbia Select Corporate Income Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended April 30, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At April 30, 2026, affiliated shareholders of record owned 64.4% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Select Corporate Income Fund  | 2026
41

Notes to Financial Statements (continued)
April 30, 2026
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe these proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
42
Columbia Select Corporate Income Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Select Corporate Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Select Corporate Income Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of April 30, 2026, the related statement of operations for the year ended April 30, 2026, the statement of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
June 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Select Corporate Income Fund  | 2026
43

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended April 30, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Section 163(j) Interest Dividends
99.98%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.
44
Columbia Select Corporate Income Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Select Corporate Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN136_(06/26)

Multi-Manager Directional Alternative Strategies Fund
Annual Financial Statements and Additional Information
April 30, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multi-Manager Directional Alternative Strategies Fund | 2026

Portfolio of Investments
April 30, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 92.5%
Issuer	Shares	Value ($)
Communication Services 2.8%
Diversified Telecommunication Services 0.4%
AT&T, Inc.(a)	30,871	806,659
Telenor ASA	24,378	401,270
Total		1,207,929
Entertainment 0.3%
Roblox Corp., Class A(a),(b)	3,413	188,603
Spotify Technology SA(b)	197	87,970
Walt Disney Co. (The)(a)	8,152	845,770
Total		1,122,343
Interactive Media & Services 1.3%
Alphabet, Inc., Class A(a)	8,770	3,374,696
Meta Platforms, Inc., Class A(a)	1,131	692,070
Reddit, Inc., Class A(a),(b)	1,167	171,818
Total		4,238,584
Media 0.5%
Informa PLC	50,990	551,310
Nexstar Media Group, Inc., Class A	2,788	580,294
Omnicom Group, Inc.	4,468	342,785
Total		1,474,389
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.(a)	4,647	908,488
Total Communication Services		8,951,733
Consumer Discretionary 6.1%
Automobile Components 0.6%
Aptiv PLC(b)	4,764	287,078
Garrett Motion, Inc.	23,536	602,757
Gentex Corp.(a)	21,261	491,342
Magna International, Inc.	8,900	566,426
Total		1,947,603
Automobiles 0.1%
General Motors Co.(a)	3,983	306,253
Common Stocks (continued)
Issuer	Shares	Value ($)
Broadline Retail 0.3%
eBay, Inc.(a)	5,344	552,997
MercadoLibre, Inc.(a),(b)	52	93,217
Prosus NV, Class N(b)	7,371	356,852
Total		1,003,066
Diversified Consumer Services 0.8%
Covista, Inc.(b)	3,399	391,633
frontdoor, Inc.(a),(b)	29,095	1,996,790
Total		2,388,423
Hotels, Restaurants & Leisure 2.2%
Booking Holdings, Inc.(a)	7,450	1,254,282
Boyd Gaming Corp.	9,790	851,241
Carnival Corp.(a)	5,191	137,613
Churchill Downs, Inc.	7,555	762,979
Darden Restaurants, Inc.	2,253	451,862
Delivery Hero SE(b)	4,478	108,986
Domino’s Pizza, Inc.(a)	2,124	720,928
Expedia Group, Inc.(a)	413	102,577
Flutter Entertainment PLC(b)	3,631	389,109
Restaurant Brands International, Inc.	2,793	225,339
Rush Street Interactive, Inc.(b)	26,605	747,601
Wyndham Hotels & Resorts, Inc.	9,272	754,555
Yum! Brands, Inc.	3,546	566,119
Total		7,073,191
Household Durables 0.5%
Lennar Corp., Class A	4,512	407,433
SharkNinja, Inc.(a),(b)	8,124	938,566
Sony Group Corp.	7,500	150,265
Total		1,496,264
Specialty Retail 1.3%
AutoNation, Inc.(b)	1,912	406,071
AutoZone, Inc.(b)	135	500,044
Best Buy Co., Inc.	2,933	177,417
Carvana Co.(a),(b)	750	296,850
Home Depot, Inc. (The)	1,079	354,775
Lowe’s Companies, Inc.	742	177,182
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2026
3

Portfolio of Investments (continued)
April 30, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Ross Stores, Inc.	2,791	635,762
Sanrio Co., Ltd.	58,500	340,915
TJX Companies, Inc. (The)	4,391	688,289
Valvoline, Inc.(b)	15,111	502,139
Zalando SE(b)	8,458	208,912
Total		4,288,356
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.(a),(b)	3,026	309,257
lululemon athletica, Inc.(a),(b)	2,238	308,173
Tapestry, Inc.	1,298	188,262
Total		805,692
Total Consumer Discretionary		19,308,848
Consumer Staples 3.7%
Beverages 0.5%
Coca-Cola Bottling Co. Consolidated	3,337	684,318
Coca-Cola Co. (The)	8,739	688,284
Coca-Cola Europacific Partners PLC	4,068	384,711
Total		1,757,313
Consumer Staples Distribution & Retail 1.3%
Dollar Tree, Inc.(a),(b)	4,097	397,860
Koninklijke Ahold Delhaize NV	11,620	545,785
Maplebear, Inc.(b)	9,123	386,359
Sysco Corp.(a)	9,269	692,487
Tsuruha Holdings, Inc.	9,700	127,512
U.S. Foods Holding Corp.(a),(b)	11,293	1,055,782
Walmart, Inc.	4,927	650,019
Woolworths Group Ltd.	6,750	167,606
Total		4,023,410
Food Products 1.4%
Ajinomoto Co., Inc.	21,800	700,661
Cal-Maine Foods, Inc.	2,798	216,174
Glanbia PLC	12,034	279,367
Hershey Co. (The)(a)	2,893	537,346
Kerry Group PLC, Class A	1,893	160,429
McCormick & Co., Inc.	8,292	421,565
Saputo, Inc.	7,800	236,179
Toyo Suisan Kaisha Ltd.	4,000	275,686
Common Stocks (continued)
Issuer	Shares	Value ($)
WH Group Ltd.	293,000	356,126
Wilmar International Ltd.	461,300	1,315,800
Total		4,499,333
Tobacco 0.5%
British American Tobacco, ADR	8,897	523,143
Japan Tobacco, Inc.	9,000	335,293
Philip Morris International, Inc.(a)	3,573	589,795
Total		1,448,231
Total Consumer Staples		11,728,287
Energy 3.4%
Energy Equipment & Services 1.1%
Cactus, Inc., Class A	938	52,265
Halliburton Co.	2,373	100,378
SLB Ltd.	9,350	531,828
Solaris Energy Infrastructure, Inc., Class A(a)	37,230	2,749,063
Total		3,433,534
Oil, Gas & Consumable Fuels 2.3%
ConocoPhillips Co.	3,597	452,431
Equinor ASA	19,041	774,916
Expand Energy Corp.(a)	2,989	305,326
Galp Energia SGPS SA	31,397	734,375
Idemitsu Kosan Co., Ltd.	38,800	331,986
Marathon Petroleum Corp.(a)	1,253	311,107
Neste OYJ	9,424	325,531
ONEOK, Inc.	6,396	591,374
Permian Resources Corp.	22,799	492,914
Phillips 66(a)	2,782	498,395
Santos Ltd.	249,158	1,435,498
Suncor Energy, Inc.	8,700	596,162
Valero Energy Corp.(a)	2,132	538,501
Total		7,388,516
Total Energy		10,822,050
Financials 13.5%
Banks 5.2%
AIB Group PLC	26,006	299,759
Bank of America Corp.(a)	31,940	1,707,512
Bank of Montreal	2,900	441,592
Bank of Nova Scotia (The)	1,700	132,260
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
BOC Hong Kong Holdings Ltd.	17,000	97,787
Citigroup, Inc.(a)	3,420	437,692
Citizens Financial Group, Inc.(a)	2,833	184,287
Danske Bank A/S	4,873	250,514
DBS Group Holdings Ltd.	4,400	202,887
East West Bancorp, Inc.(a)	4,753	601,112
Fifth Third Bancorp(a)	13,545	687,544
FinecoBank Banca Fineco SpA	31,119	772,549
Huntington Bancshares, Inc.(a)	29,146	488,487
ING Groep NV	18,930	547,860
Japan Post Bank Co., Ltd.	36,300	622,918
JPMorgan Chase & Co.(a)	6,389	2,001,226
KeyCorp(a)	21,574	477,001
M&T Bank Corp.	2,290	500,663
NatWest Group PLC	56,351	449,449
Nordea Bank Abp	27,303	511,852
Oversea-Chinese Banking Corp., Ltd.	31,500	543,457
PNC Financial Services Group, Inc. (The)(a)	5,643	1,258,389
Toronto-Dominion Bank (The)	7,200	775,629
UniCredit SpA	8,533	659,451
Wells Fargo & Co.(a)	21,068	1,732,422
Total		16,384,299
Capital Markets 1.9%
Charles Schwab Corp. (The)(a)	7,823	716,900
Deutsche Bank AG, Registered Shares	15,483	481,042
Evercore, Inc., Class A(a)	1,475	473,903
Goldman Sachs Group, Inc. (The)	357	329,786
Hong Kong Exchanges and Clearing Ltd.	1,900	101,199
Intercontinental Exchange, Inc.(a)	3,893	615,444
LPL Financial Holdings, Inc.	2,786	930,886
Moody’s Corp.(a)	736	339,921
Morgan Stanley	2,899	552,520
MSCI, Inc.	597	353,072
Nasdaq, Inc.(a)	5,968	548,519
Partners Group Holding AG	88	95,674
SBI Holdings, Inc.	8,300	167,478
Singapore Exchange	17,700	302,648
Total		6,008,992
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.8%
American Express Co.(a)	1,847	596,674
Capital One Financial Corp.(a)	5,461	1,044,689
Synchrony Financial(a)	13,376	1,019,251
Total		2,660,614
Financial Services 1.5%
Adyen NV(b)	196	221,177
Apollo Global Management, Inc.	2,604	335,187
Banca Mediolanum SpA	20,666	452,966
Berkshire Hathaway, Inc., Class B(b)	1,223	579,213
Corpay, Inc.(b)	2,495	764,643
Fidelity National Information Services, Inc.(a)	14,795	688,411
Global Payments, Inc.	5,652	406,718
Visa, Inc., Class A	2,033	670,565
Voya Financial, Inc.	1,706	139,824
WEX, Inc.(b)	2,659	399,727
Total		4,658,431
Insurance 4.1%
Admiral Group PLC	10,614	487,884
Allstate Corp. (The)	2,497	542,498
American International Group, Inc.(a)	15,206	1,137,409
Aon PLC, Class A	2,511	782,553
Arthur J Gallagher & Co.	1,511	311,870
Baldwin Insurance Group, Inc. (The), Class A(b)	8,844	200,936
Chubb Ltd.	1,828	597,756
Everest Group Ltd.	1,150	410,274
First American Financial Corp.	4,087	286,621
Gjensidige Forsikring ASA	6,205	174,305
Great-West Lifeco, Inc.	2,000	106,865
Hartford Insurance Group, Inc. (The)(a)	3,144	430,131
Hiscox Ltd.	24,581	517,240
Intact Financial Corp.	4,700	905,641
Markel Group, Inc.(b)	320	567,190
Marsh & McLennan Companies, Inc.	1,712	287,119
MS&AD Insurance Group Holdings, Inc.	19,000	488,568
Power Corp. of Canada	3,000	167,365
Progressive Corp. (The)	1,815	365,323
QBE Insurance Group Ltd.	17,491	283,317
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2026
5

Portfolio of Investments (continued)
April 30, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
RenaissanceRe Holdings Ltd.	1,930	592,452
Sampo OYJ, Class A	70,480	732,375
Talanx AG	7,562	985,634
Travelers Companies, Inc. (The)	1,214	370,440
Unipol Assicurazioni SpA	30,394	794,153
White Mountains Insurance Group Ltd.	210	468,718
Total		12,994,637
Total Financials		42,706,973
Health Care 12.9%
Biotechnology 5.4%
AbbVie, Inc.(a)	9,769	2,064,385
Alnylam Pharmaceuticals, Inc.(a),(b)	614	190,027
Amgen, Inc.(a)	2,234	773,522
Arrowhead Pharmaceuticals, Inc.(b)	8,452	621,053
Biogen, Inc.(b)	2,543	481,339
BridgeBio Pharma, Inc.(b)	26,775	1,903,970
Gilead Sciences, Inc.	3,950	516,818
Grifols SA	11,671	123,060
Halozyme Therapeutics, Inc.(b)	5,428	345,546
Incyte Corp.(a),(b)	4,978	474,254
Insmed, Inc.(b)	8,802	1,199,977
Ionis Pharmaceuticals, Inc.(b)	6,587	492,444
Natera, Inc.(a),(b)	24,392	5,028,655
Neurocrine Biosciences, Inc.(b)	843	110,998
Oruka Therapeutics, Inc.(b)	25,593	1,737,056
Regeneron Pharmaceuticals, Inc.(a)	1,378	974,329
Swedish Orphan Biovitrum AB(b)	4,737	222,227
Total		17,259,660
Health Care Equipment & Supplies 2.4%
Abbott Laboratories(a)	843	76,537
Artivion, Inc.(a),(b)	56,732	2,032,707
Coloplast A/S, Class B	3,491	215,652
Establishment Labs Holdings, Inc.(a),(b)	31,840	2,185,179
GE HealthCare Technologies, Inc.	6,688	406,898
Glaukos Corp.(b)	11,895	1,708,955
IDEXX Laboratories, Inc.(a),(b)	220	123,376
Insulet Corp.(a),(b)	1,238	213,109
Kestra Medical Technologies Ltd.(b)	5,976	123,823
Medtronic PLC	5,898	477,561
Common Stocks (continued)
Issuer	Shares	Value ($)
Stryker Corp.	152	47,900
Zimmer Biomet Holdings, Inc.	357	29,427
Total		7,641,124
Health Care Providers & Services 2.1%
Cencora, Inc.	982	302,466
Centene Corp.(b)	4,163	223,511
Cigna Group (The)(a)	1,891	549,487
CVS Health Corp.	8,733	727,372
Elevance Health, Inc.(a)	456	171,647
GeneDx Holdings Corp.(b)	14,444	908,383
HCA Healthcare, Inc.(a)	1,707	741,606
Humana, Inc.(a)	1,643	388,471
Labcorp Holdings, Inc.	787	202,102
McKesson Corp.	442	360,318
Molina Healthcare, Inc.(b)	196	38,146
Quest Diagnostics, Inc.	1,198	232,652
Tenet Healthcare Corp.(b)	1,560	276,307
UnitedHealth Group, Inc.	3,566	1,321,132
Universal Health Services, Inc., Class B(a)	1,323	222,621
Total		6,666,221
Health Care Technology 0.9%
HeartFlow, Inc.(a),(b)	80,200	2,386,752
Veeva Systems Inc., Class A(a),(b)	2,978	464,479
Total		2,851,231
Life Sciences Tools & Services 0.5%
ICON PLC(b)	1,225	144,954
IQVIA Holdings, Inc.(b)	2,296	363,618
QIAGEN NV	4,748	164,186
Thermo Fisher Scientific, Inc.	1,702	815,190
Total		1,487,948
Pharmaceuticals 1.6%
AstraZeneca PLC	2,045	387,982
Bristol-Myers Squibb Co.(a)	11,914	721,869
Eli Lilly & Co.(a)	280	261,688
Galderma Group AG(b)	5,106	1,071,205
Ipsen SA	688	135,125
Johnson & Johnson(a)	3,373	775,284
Kyowa Hakko Kirin Co., Ltd.	24,700	372,128
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Merck & Co., Inc.	505	55,136
Novartis AG, ADR	757	111,922
Novo Nordisk A/S, Class B	664	28,244
Pfizer, Inc.	681	18,183
Sandoz Group AG, ADR	5,321	426,816
Takeda Pharmaceutical Co., Ltd.	16,200	541,611
UCB SA(b)	47	12,798
Total		4,919,991
Total Health Care		40,826,175
Industrials 12.2%
Aerospace & Defense 1.7%
Airbus Group SE	2,467	508,595
Axon Enterprise, Inc.(a),(b)	444	178,381
HEICO Corp., Class A(a)	1,588	331,924
Howmet Aerospace, Inc.(a)	5,268	1,280,335
L3Harris Technologies, Inc.	3,498	1,121,284
Singapore Technologies Engineering Ltd.	177,900	1,507,610
StandardAero, Inc.(b)	12,578	312,689
Total		5,240,818
Air Freight & Logistics 1.1%
CH Robinson Worldwide, Inc.(a)	8,047	1,463,025
Expeditors International of Washington, Inc.(a)	7,980	1,180,162
FedEx Corp.(a)	2,170	875,183
Total		3,518,370
Building Products 0.8%
Allegion PLC	3,485	479,118
Builders FirstSource, Inc.(b)	5,062	400,354
Johnson Controls International PLC(a)	1,415	206,632
Masco Corp.	5,253	377,271
MasterBrand, Inc.(a),(b)	47,492	426,478
Trane Technologies PLC(a)	197	97,030
UFP Industries, Inc.	4,896	438,143
Total		2,425,026
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.8%
Brink’s Co. (The)	11,090	1,183,857
Cintas Corp.(a)	2,633	460,011
HNI Corp.	15,650	571,851
Veralto Corp.	5,018	442,588
Total		2,658,307
Construction & Engineering 0.8%
AECOM(a)	7,148	601,147
Kajima Corp.	10,000	390,841
Stantec, Inc.	7,600	694,118
WSP Global, Inc.	5,400	898,443
Total		2,584,549
Electrical Equipment 1.0%
Acuity, Inc.	1,274	369,167
American Superconductor Corp.(b)	7,838	419,647
AMETEK, Inc.	1,831	431,200
Eaton Corp. PLC	1,080	467,651
Hubbell, Inc.	1,733	880,659
Mitsubishi Electric Corp.	5,000	200,655
Vestas Wind Systems A/S	16,902	519,726
Total		3,288,705
Ground Transportation 0.9%
Canadian Pacific Kansas City Ltd.	5,261	457,496
Central Japan Railway Co.	16,400	393,444
CSX Corp.	2,109	95,812
JB Hunt Transport Services, Inc.(a)	2,290	576,004
Old Dominion Freight Line, Inc.	2,906	617,321
Uber Technologies, Inc.(b)	10,644	794,149
West Japan Railway Co.	2,300	41,634
Total		2,975,860
Industrial Conglomerates 0.8%
3M Co.	4,031	590,622
Hitachi Ltd.	21,000	667,765
Honeywell International, Inc.	1,603	343,571
Jardine Matheson Holdings Ltd.	8,100	552,196
Siemens AG, Registered Shares	924	274,577
Swire Pacific Ltd., Class A	20,500	222,978
Total		2,651,709
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2026
7

Portfolio of Investments (continued)
April 30, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.7%
Allison Transmission Holdings, Inc.	5,605	753,032
Cummins, Inc.	867	581,766
Dover Corp.	2,463	557,648
Epiroc AB, Class A	10,711	309,220
Esab Corp.	4,720	463,834
FANUC Corp.	3,100	136,937
IDEX Corp.	3,131	682,088
IMI PLC	14,700	559,895
Middleby Corp. (The)(b)	1,908	267,807
Nordson Corp.	1,639	472,769
Parker-Hannifin Corp.(a)	473	430,156
Total		5,215,152
Marine Transportation 0.4%
Kawasaki Kisen Kaisha Ltd.	11,600	189,869
Matson, Inc.	1,687	294,264
SITC International Holdings Co., Ltd.	171,000	715,972
Total		1,200,105
Passenger Airlines 0.2%
Delta Air Lines, Inc.	4,215	286,578
Japan Airlines Co., Ltd.	8,200	128,952
United Airlines Holdings, Inc.(b)	2,759	248,310
Total		663,840
Professional Services 1.5%
Broadridge Financial Solutions, Inc.(a)	1,698	261,458
CACI International, Inc., Class A(b)	370	192,230
Equifax, Inc.	2,747	477,813
Huron Consulting Group, Inc.(b)	3,763	491,692
Jacobs Solutions, Inc.	7,239	936,799
KBR, Inc.(a)	15,261	572,135
Leidos Holdings, Inc.	2,048	305,602
SS&C Technologies Holdings, Inc.	8,176	566,597
Upwork, Inc.(a),(b)	48,357	500,495
Wolters Kluwer NV	3,974	310,153
Total		4,614,974
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.5%
AddTech AB, B Shares	14,558	534,657
Herc Holdings, Inc.	3,689	468,208
Rexel SA	12,568	531,542
Total		1,534,407
Total Industrials		38,571,822
Information Technology 26.6%
Communications Equipment 1.0%
Arista Networks, Inc.(a),(b)	1,963	339,030
InterDigital, Inc.	2,533	751,186
Lumentum Holdings, Inc.(b)	1,659	1,496,949
Telefonaktiebolaget LM Ericsson, Class B	35,282	420,879
Total		3,008,044
Electronic Equipment, Instruments & Components 3.4%
Amphenol Corp., Class A(a)	3,650	537,536
Arrow Electronics, Inc.(a),(b)	2,257	423,932
CDW Corp.(a)	5,242	717,682
Celestica, Inc.(b)	900	369,501
Celestica, Inc.(b)	1,711	700,809
Flex Ltd.(b)	22,639	2,072,600
Jabil, Inc.(a)	2,744	926,073
Keyence Corp.	1,000	458,666
Keysight Technologies, Inc.(a),(b)	4,333	1,516,160
Kyocera Corp.	43,400	754,118
TE Connectivity PLC(a)	4,735	1,002,210
Teledyne Technologies, Inc.(a),(b)	434	280,299
Vontier Corp.	7,158	256,829
Zebra Technologies Corp., Class A(a),(b)	3,295	745,527
Total		10,761,942
IT Services 2.5%
Accenture PLC, Class A(a)	2,290	409,246
Capgemini SE	1,874	227,909
Cognizant Technology Solutions Corp., Class A(a)	9,338	493,980
CoreWeave, Inc., Class A(b)	21,613	2,412,011
DigitalOcean Holdings, Inc.(a),(b)	19,433	1,873,924
EPAM Systems, Inc.(b)	3,600	409,608
MongoDB, Inc.(a),(b)	811	203,423
NEC Corp.	31,000	824,600
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Snowflake, Inc., Class A(a),(b)	612	83,520
Twilio, Inc., Class A(b)	6,607	978,233
Total		7,916,454
Semiconductors & Semiconductor Equipment 13.9%
Advanced Micro Devices, Inc.(a),(b)	276	97,839
Advantest Corp.	3,300	616,171
Analog Devices, Inc.(a)	392	157,686
Applied Materials, Inc.(a)	2,947	1,162,562
ASM International NV	293	286,635
ASML Holding NV	800	1,156,437
BE Semiconductor Industries NV	1,755	513,363
Broadcom, Inc.(a)	7,656	3,195,844
Cirrus Logic, Inc.(b)	5,704	930,208
Credo Technology Group Holding Ltd.(a),(b)	21,118	3,674,743
Disco Corp.	200	95,157
First Solar, Inc.(a),(b)	798	161,108
Intel Corp.(b)	471	44,500
Lam Research Corp.(a)	7,722	1,991,195
Lattice Semiconductor Corp.(a),(b)	32,609	3,987,429
Marvell Technology, Inc.(a)	665	109,825
Microchip Technology, Inc.	7,068	656,688
Micron Technology, Inc.(a)	2,135	1,104,137
MKS, Inc.(a)	8,112	2,301,780
NVIDIA Corp.(a)	18,034	3,599,045
NXP Semiconductors NV(a)	3,015	885,174
Qnity Electronics, Inc.(a)	6,618	930,888
Renesas Electronics Corp.	14,700	297,273
Silicon Motion Technology Corp., ADR(a)	29,339	6,418,786
SiTime Corp.(a),(b)	2,683	1,508,249
Teradyne, Inc.	230	78,998
Texas Instruments, Inc.(a)	1,667	468,560
Tower Semiconductor Ltd.(a),(b)	34,922	7,719,508
Total		44,149,788
Software 3.8%
Adeia, Inc.(a)	29,670	944,989
Atlassian Corp., Class A(a),(b)	1,339	91,842
Check Point Software Technologies Ltd.(b)	1,907	214,480
Fair Isaac Corp.(a),(b)	101	103,525
Gen Digital, Inc.(a)	45,765	882,807
Common Stocks (continued)
Issuer	Shares	Value ($)
Hut 8 Corp.(b)	45,502	3,448,142
IREN Ltd.(b)	6,636	302,004
Microsoft Corp.(a)	2,449	998,653
NiCE Ltd., ADR(b)	2,475	252,500
Oracle Corp.(a)	2,069	333,916
Palantir Technologies, Inc., Class A(a),(b)	1,627	226,332
Salesforce, Inc.	1,740	307,162
Trimble, Inc.(b)	7,291	490,830
Yandex NV, Class A(a),(b)	23,299	3,220,621
Zscaler, Inc.(a),(b)	1,903	248,684
Total		12,066,487
Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc.(a)	8,257	2,240,537
Dell Technologies, Inc.(a)	2,787	582,344
Everpure, Inc., Class A(a),(b)	1,874	133,897
Logitech International SA	1,887	186,270
NetApp, Inc.(a)	6,769	749,802
Samsung Electronics Co., Ltd.	3,991	600,996
Seagate Technology Holdings PLC(a)	2,967	1,998,690
Total		6,492,536
Total Information Technology		84,395,251
Materials 3.1%
Chemicals 1.1%
DuPont de Nemours, Inc.(a)	20,558	938,678
Eastman Chemical Co.	4,777	349,151
Methanex Corp.	17,527	1,148,720
Nitto Denko Corp.	2,900	55,159
Novonesis Novozymes, Class B	1,624	99,788
RPM International, Inc.(a)	8,788	895,409
Total		3,486,905
Construction Materials 0.3%
Buzzi SpA	3,288	180,030
CRH PLC	5,607	663,981
Heidelberg Materials AG	752	165,924
Total		1,009,935
Containers & Packaging 0.2%
Ball Corp.	7,923	483,937
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2026
9

Portfolio of Investments (continued)
April 30, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.4%
Agnico Eagle Mines Ltd.	1,000	188,044
Barrick Mining Corp.	14,000	550,064
Commercial Metals Co.	4,751	327,629
Endeavour Mining PLC	4,500	259,131
Equinox Gold Corp.	24,323	339,861
Evolution Mining Ltd.	37,958	335,592
First Quantum Minerals Ltd.(b)	3,700	90,597
Fortescue Ltd.	29,641	427,218
Kinross Gold Corp.	14,100	427,147
Lundin Gold, Inc.	3,900	262,105
Newmont Corp.(a)	6,555	728,195
Pan American Silver Corp.	8,400	439,557
Sumitomo Metal Mining Co., Ltd.	1,800	110,669
Total		4,485,809
Paper & Forest Products 0.1%
Louisiana-Pacific Corp.	3,926	283,418
Total Materials		9,750,004
Real Estate 3.2%
Diversified REITs 0.2%
Essential Properties Realty Trust, Inc.	20,239	636,112
Health Care REITs 0.2%
Healthpeak Properties, Inc.	21,902	354,156
Ventas, Inc.(a)	4,620	405,913
Total		760,069
Industrial REITs 0.0%
CapitaLand Ascendas REIT	65,300	128,345
Office REITs 0.2%
BXP, Inc.	5,936	347,019
COPT Defense Properties	12,073	377,281
Total		724,300
Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.(b)	1,769	562,772
Vonovia SE	10,168	273,958
Total		836,730
Residential REITs 0.1%
Invitation Homes, Inc.	5,491	157,976
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 0.3%
Kimco Realty Corp.(a)	19,613	463,651
Regency Centers Corp.(a)	4,382	341,139
Total		804,790
Specialized REITs 1.9%
Equinix, Inc.	3,478	3,766,083
Extra Space Storage, Inc.	2,319	332,382
Gaming and Leisure Properties, Inc.(a)	3,912	189,575
Lamar Advertising Co., Class A(a)	2,109	290,705
VICI Properties, Inc.(a)	49,039	1,431,939
Total		6,010,684
Total Real Estate		10,059,006
Utilities 5.0%
Electric Utilities 3.9%
American Electric Power Co., Inc.(a)	8,188	1,122,657
Edison International(a)	14,848	1,031,788
EDP-Energias de Portugal SA	44,072	240,381
Enel SpA	157,717	1,841,456
Entergy Corp.	9,173	1,081,588
Eversource Energy(a)	5,406	382,204
Exelon Corp.(a)	8,250	379,418
FirstEnergy Corp.	17,212	817,914
Fortis, Inc.	1,800	102,937
NextEra Energy, Inc.	3,847	376,544
NRG Energy, Inc.(a)	7,438	1,157,204
OGE Energy Corp.(a)	16,804	820,035
PG&E Corp.(a)	11,578	192,426
PPL Corp.(a)	21,021	787,026
Scottish & Southern Energy PLC	21,316	763,206
Southern Co. (The)	6,356	614,625
Xcel Energy, Inc.	8,850	734,108
Total		12,445,517
Gas Utilities 0.1%
Atmos Energy Corp.(a)	2,337	443,983
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.4%
Ørsted AS(b)	4,645	124,223
Talen Energy Corp.(b)	1,740	648,011
Vistra Corp.	2,776	438,164
Total		1,210,398
Multi-Utilities 0.6%
Ameren Corp.(a)	1,111	126,265
CenterPoint Energy, Inc.(a)	17,026	743,185
CMS Energy Corp.(a)	1,422	109,124
Consolidated Edison, Inc.(a)	811	90,419
NiSource, Inc.	18,177	877,586
Total		1,946,579
Total Utilities		16,046,477
Total Common Stocks (Cost $234,855,295)		293,166,626

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Discretionary 0.0%
Automobiles 0.0%
Volkswagen AG	854	86,603
Total Consumer Discretionary		86,603
Total Preferred Stocks (Cost $90,889)		86,603

Warrants —%
Issuer	Shares	Value ($)
Information Technology —%
Software —%
Constellation Software, Inc.(b),(c),(d) 03/31/2040	100	—
Total Information Technology		—
Total Warrants (Cost $—)		—

Call Option Contracts Purchased 1.2%
Value ($)
(Cost $3,188,217)	3,875,506

Put Option Contracts Purchased 0.9%

(Cost $5,252,241)	2,882,016

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.810%(e),(f)	6,584,696	6,582,062
Total Money Market Funds (Cost $6,582,062)		6,582,062
Total Investments (Cost $249,968,704)		306,592,813

Investments in Securities Sold Short

Common Stocks (34.5)%
Issuer	Shares	Value ($)
Communication Services (0.9)%
Diversified Telecommunication Services (0.3)%
Liberty Global Ltd., Class C(b)	(38,009)	(431,022)
Lumen Technologies, Inc.(b)	(41,885)	(370,264)
TELUS Corp.	(15,681)	(196,366)
Total		(997,652)
Entertainment (0.1)%
Roblox Corp. Class A(b)	(3,874)	(214,077)
Interactive Media & Services (0.1)%
Grindr, Inc.(b)	(16,054)	(214,642)
Yelp Inc(b)	(7,208)	(198,941)
Total		(413,583)
Media (0.4)%
Dentsu, Inc.(b)	(19,300)	(366,426)
Fuji Media Holdings, Inc.	(16,600)	(410,632)
Newsmax, Inc.(b)	(28,504)	(179,575)
Paramount Skydance Corp., Class B	(19,276)	(197,386)
Total		(1,154,019)
Total Communication Services		(2,779,331)
Consumer Discretionary (4.6)%
Automobile Components (0.0)%
Nokian Renkaat OYJ	(5,783)	(71,147)
QuantumScape Corp.(b)	(5,841)	(42,581)
Total		(113,728)
Automobiles (0.9)%
Livewire Group, Inc.(b)	(15,856)	(28,858)
Tesla, Inc.(b)	(7,333)	(2,798,493)
Total		(2,827,351)
Broadline Retail (0.8)%
MercadoLibre, Inc.(b)	(1,351)	(2,421,843)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2026
11

Portfolio of Investments (continued)
April 30, 2026

Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services (0.2)%
Service Corp. International	(7,372)	(597,353)
Hotels, Restaurants & Leisure (1.1)%
Booking Holdings, Inc.	(9,250)	(1,557,330)
Cava Group, Inc.(b)	(2,182)	(203,821)
Cracker Barrel Old Country Store, Inc.	(8,388)	(262,712)
Hilton Grand Vacations, Inc.(b)	(9,122)	(428,460)
Hyatt Hotels Corp., Class A	(1,421)	(238,117)
MGM Resorts International(b)	(3,677)	(143,182)
Seaworld Entertainment, Inc.(b)	(4,169)	(146,957)
Shake Shack, Inc., Class A(b)	(1,977)	(202,564)
Texas Roadhouse, Inc.	(1,516)	(244,061)
Total		(3,427,204)
Household Durables (1.0)%
KB Home	(7,919)	(419,628)
Lennar Corp., Class A	(22,743)	(2,053,693)
LGI Homes, Inc.(b)	(5,669)	(277,611)
Meritage Homes Corp.	(4,208)	(283,367)
Toll Brothers, Inc.	(2,022)	(287,407)
Total		(3,321,706)
Leisure Products (0.1)%
Acushnet Holdings Corp.	(3,415)	(330,640)
Specialty Retail (0.3)%
CarMax, Inc.(b)	(3,700)	(145,447)
Carvana Co.(b)	(423)	(167,423)
Dick’s Sporting Goods, Inc.	(1,470)	(333,573)
Tractor Supply Co.	(5,613)	(197,016)
Total		(843,459)
Textiles, Apparel & Luxury Goods (0.2)%
Birkenstock Holding PLC(b)	(3,149)	(121,992)
NIKE, Inc., Class B	(2,139)	(94,886)
On Holding AG(b)	(2,074)	(73,855)
Steven Madden Ltd.	(14,539)	(546,085)
Total		(836,818)
Total Consumer Discretionary		(14,720,102)

Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples (1.1)%
Beverages (0.1)%
Brown-Forman Corp., Class B	(8,698)	(224,147)
National Beverage Corp.(b)	(5,213)	(178,389)
Total		(402,536)
Consumer Staples Distribution & Retail (0.1)%
Costco Wholesale Corp.	(229)	(232,328)
Sprouts Farmers Market, Inc.(b)	(1,278)	(104,604)
Total		(336,932)
Food Products (0.6)%
Campbell’s Co. (The)	(13,659)	(283,971)
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	(2)	(258,271)
Ezaki Glico Co., Ltd.	(5,900)	(213,425)
Flowers Foods, Inc.	(25,875)	(234,427)
Hershey Co. (The)	(497)	(92,313)
Hormel Foods Corp.	(11,691)	(251,006)
Kikkoman Corp.	(10,500)	(95,396)
Kraft Heinz Co. (The)	(12,997)	(294,512)
Lotus Bakeries NV	(18)	(216,691)
Total		(1,940,012)
Household Products (0.2)%
Church & Dwight Co., Inc.	(2,561)	(248,571)
Kimberly-Clark Corp.	(2,514)	(247,453)
Total		(496,024)
Personal Care Products (0.1)%
Beiersdorf AG	(2,248)	(186,359)
Coty, Inc., Class A(b)	(58,962)	(145,046)
Total		(331,405)
Total Consumer Staples		(3,506,909)
Financials (3.7)%
Banks (1.2)%
Aozora Bank Ltd.	(35,200)	(567,937)
Bank of Hawaii Corp.	(9,437)	(750,336)
Commonwealth Bank of Australia	(5,359)	(675,002)
First Financial Bankshares, Inc.	(17,820)	(575,051)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026

Common Stocks (continued)
Issuer	Shares	Value ($)
Glacier Bancorp, Inc.	(17,437)	(855,285)
Japan Post Bank Co., Ltd.	(16,700)	(286,577)
Total		(3,710,188)
Capital Markets (1.0)%
Blackstone, Inc.	(3,285)	(412,530)
EQT AB	(19,181)	(625,887)
Moelis & Co., Class A	(8,554)	(557,036)
StepStone Group, Inc., Class A	(6,292)	(332,847)
T Rowe Price Group, Inc.	(2,317)	(238,373)
TPG, Inc.	(26,798)	(1,168,929)
Total		(3,335,602)
Consumer Finance (0.1)%
SoFi Technologies, Inc.(b)	(17,705)	(285,050)
Financial Services (0.2)%
Apollo Global Management, Inc.	(2,882)	(370,971)
Block, Inc., Class A(b)	(3,360)	(236,914)
Jack Henry & Associates, Inc.	(812)	(124,845)
Total		(732,730)
Insurance (1.2)%
Cincinnati Financial Corp.	(1,339)	(219,060)
Kinsale Capital Group, Inc.	(6,991)	(2,262,358)
Lemonade, Inc.(b)	(1,406)	(79,636)
Lifenet Insurance Co.(b)	(21,200)	(261,038)
Palomar Holdings, Inc.(b)	(1,216)	(146,382)
RLI Corp.	(2,331)	(120,676)
Selective Insurance Group, Inc.	(1,349)	(113,249)
Swiss Re AG	(1,418)	(228,424)
Trupanion, Inc.(b)	(2,050)	(49,179)
Zurich Insurance Group AG	(388)	(270,521)
Total		(3,750,523)
Total Financials		(11,814,093)
Health Care (12.3)%
Biotechnology (2.8)%
Alnylam Pharmaceuticals, Inc.(b)	(4,028)	(1,246,626)
Anavex Life Sciences Corp.(b)	(24,824)	(82,912)
ARS Pharmaceuticals, Inc.(b)	(13,368)	(110,420)
Ascendis Pharma A/S(b)	(11,589)	(2,658,285)
Caris Life Sciences, Inc.(b)	(31,906)	(606,214)

Common Stocks (continued)
Issuer	Shares	Value ($)
Gilead Sciences, Inc.	(19,954)	(2,610,781)
ImmunityBio, Inc.(b)	(15,087)	(107,118)
Krystal Biotech, Inc.(b)	(350)	(91,791)
Madrigal Pharmaceuticals, Inc.(b)	(243)	(125,726)
Mesoblast Ltd., ADR(b)	(6,054)	(94,866)
Moderna, Inc.(b)	(3,890)	(178,706)
Recursion Pharmaceuticals, Inc., Class A(b)	(20,740)	(71,760)
Rhythm Pharmaceuticals, Inc.(b)	(8,100)	(659,016)
TG Therapeutics, Inc.(b)	(3,501)	(118,264)
Vaxcyte, Inc.(b)	(2,545)	(145,676)
Total		(8,908,161)
Health Care Equipment & Supplies (3.2)%
Abbott Laboratories	(35,098)	(3,186,546)
Alcon, Inc.	(19,954)	(1,493,956)
Ambu A/S	(5,557)	(55,086)
Carl Zeiss Meditec AG	(2,528)	(78,730)
Intuitive Surgical, Inc.(b)	(3,963)	(1,813,509)
Neogen Corp.(b)	(19,878)	(186,853)
Procept Biorobotics Corp.(b)	(26,605)	(639,584)
ResMed, Inc.	(12,131)	(2,593,729)
TransMedics Group, Inc.(b)	(996)	(100,387)
Total		(10,148,380)
Health Care Providers & Services (0.4)%
Billiontoone, Inc., Class A(b)	(10,086)	(756,955)
Hims & Hers Health, Inc.(b)	(3,748)	(101,833)
Hinge Health, Inc., Class A(b)	(3,385)	(150,971)
Nutex Health, Inc.(b)	(801)	(95,479)
Omada Health, Inc.(b)	(7,155)	(104,320)
Total		(1,209,558)
Health Care Technology (0.8)%
Claritev Corp.(b)	(2,208)	(53,720)
Doximity, Inc., Class A(b)	(97,452)	(2,381,727)
Total		(2,435,447)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2026
13

Portfolio of Investments (continued)
April 30, 2026

Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services (1.8)%
10X Genomics, Inc., Class A(b)	(9,442)	(208,196)
Danaher Corp.	(14,625)	(2,617,144)
Lonza Group AG, Registered Shares	(229)	(140,794)
Oxford Nanopore Technologies PLC(b)	(51,162)	(78,149)
PerkinElmer, Inc.	(30,875)	(2,674,393)
Total		(5,718,676)
Pharmaceuticals (3.3)%
Corcept Therapeutics, Inc.(b)	(1,865)	(86,760)
Crinetics Pharmaceuticals, Inc.(b)	(3,384)	(131,231)
Eli Lilly & Co.	(4,727)	(4,417,854)
LENZ Therapeutics, Inc.(b)	(4,520)	(40,590)
Novo Nordisk A/S, ADR	(19,922)	(841,107)
Zoetis, Inc.	(42,983)	(4,941,755)
Total		(10,459,297)
Total Health Care		(38,879,519)
Industrials (2.4)%
Aerospace & Defense (0.7)%
General Electric Co.	(5,989)	(1,736,391)
Hexcel Corp.	(2,659)	(249,600)
Redwire Corp.(b)	(23,149)	(212,739)
Total		(2,198,730)
Building Products (0.2)%
Hayward Holdings, Inc.(b)	(16,436)	(246,704)
Simpson Manufacturing Co., Inc.	(1,735)	(330,917)
Total		(577,621)
Commercial Services & Supplies (0.1)%
Casella Waste Systems, Inc., Class A(b)	(3,731)	(295,681)
Rollins, Inc.	(1,375)	(76,629)
Total		(372,310)
Construction & Engineering (0.1)%
Arcosa, Inc.	(2,163)	(273,555)
Electrical Equipment (0.0)%
Fluence Energy, Inc.(b)	(10,081)	(122,786)
Ground Transportation (0.1)%
Lyft, Inc.(b)	(14,664)	(207,496)

Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery (0.5)%
Alliance Laundry Holdings, Inc.(b)	(6,997)	(177,514)
Husqvarna AB	(30,197)	(145,470)
Kadant, Inc.	(349)	(102,303)
Kornit Digital Ltd.(b)	(4,256)	(67,287)
Spirax-Sarco Engineering PLC	(788)	(76,907)
VAT Group AG	(1,599)	(1,201,249)
Total		(1,770,730)
Marine Transportation (0.1)%
Kuehne + Nagel International AG, Registered Shares	(961)	(225,707)
Passenger Airlines (0.1)%
American Airlines Group, Inc.(b)	(16,868)	(197,524)
Professional Services (0.5)%
Paycom Software, Inc.	(12,157)	(1,541,021)
Trading Companies & Distributors (0.0)%
Fastenal Co.	(834)	(37,472)
Sunbelt Rentals Holdings, Inc.	(793)	(59,605)
Total		(97,077)
Total Industrials		(7,584,557)
Information Technology (6.1)%
Communications Equipment (0.5)%
Calix, Inc.(b)	(32,998)	(1,437,393)
Electronic Equipment, Instruments & Components (1.0)%
Cognex Corp.	(15,556)	(863,514)
Jabil, Inc.	(5,306)	(1,790,722)
Novanta, Inc.(b)	(5,016)	(649,722)
Total		(3,303,958)
IT Services (2.2)%
Accenture PLC, Class A	(23,943)	(4,278,853)
Amdocs Ltd.	(3,240)	(209,531)
Infosys Ltd., ADR	(19,165)	(238,796)
International Business Machines Corp.	(7,978)	(1,842,758)
Snowflake, Inc., Class A(b)	(3,314)	(452,262)
Total		(7,022,200)
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026

Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment (1.6)%
Entegris, Inc.	(4,215)	(595,917)
Power Integrations, Inc.	(6,794)	(493,992)
QUALCOMM, Inc.	(22,896)	(4,111,663)
Total		(5,201,572)
Software (0.8)%
Guidewire Software, Inc.(b)	(8,019)	(1,109,749)
SAP SE, ADR	(7,983)	(1,353,039)
Total		(2,462,788)
Total Information Technology		(19,427,911)
Materials (1.1)%
Chemicals (0.2)%
Akzo Nobel NV	(3,682)	(216,122)
BASF SE	(3,959)	(253,917)
Total		(470,039)
Containers & Packaging (0.3)%
Amcor PLC	(4,858)	(184,798)
Greif, Inc., Class A	(7,731)	(504,371)
International Paper Co.	(4,627)	(140,753)
Total		(829,922)
Metals & Mining (0.5)%
Antofagasta PLC	(2,356)	(114,260)
Barrick Mining Corp.	(39,908)	(1,569,981)
Ryerson Holding Corp.	(1,135)	(31,451)
Total		(1,715,692)
Paper & Forest Products (0.1)%
Stora Enso OYJ, Class R	(36,605)	(407,581)
Total Materials		(3,423,234)
Real Estate (1.0)%
Diversified REITs (0.1)%
Nomura Real Estate Master Fund, Inc.	(370)	(381,450)
Industrial REITs (0.1)%
Segro PLC	(39,454)	(373,708)
Office REITs (0.1)%
SL Green Realty Corp.	(10,158)	(430,801)

Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development (0.2)%
Aroundtown SA(b)	(48,434)	(140,037)
Sagax AB, Class B	(21,734)	(432,527)
Total		(572,564)
Residential REITs (0.1)%
Mid-America Apartment Communities, Inc.	(2,760)	(356,537)
Retail REITs (0.2)%
Unibail-Rodamco-Westfield	(5,288)	(642,003)
Specialized REITs (0.2)%
Digital Realty Trust, Inc.	(2,232)	(448,498)
Total Real Estate		(3,205,561)
Utilities (1.3)%
Electric Utilities (1.3)%
Constellation Energy Corp.	(9,312)	(2,914,656)
Fortis, Inc.	(9,591)	(548,701)
Verbund AG	(7,716)	(582,198)
Total		(4,045,555)
Total Utilities		(4,045,555)
Total Common Stocks (Proceeds $111,917,514)		(109,386,772)

Preferred Stocks (0.0)%
Issuer	Shares	Value ($)
Consumer Discretionary (0.0)%
Automobiles (0.0)%
Dr. Ing. h.c. F. Porsche AG	(1,772)	(86,050)
Total Consumer Discretionary		(86,050)
Total Preferred Stocks (Proceeds $158,821)		(86,050)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2026
15

Portfolio of Investments (continued)
April 30, 2026

Exchange-Traded Equity Funds (2.3)%
	Shares	Value ($)
U.S. Mid Large Cap (2.3)%
VanEck Vectors Semiconductor ETF	(14,448)	(7,321,091)
Total Exchange-Traded Equity Funds (Proceeds $7,147,033)		(7,321,091)
Total Investments in Securities Sold Short (Proceeds $119,223,368)		(116,793,913)
Total Investments in Securities, Net of Securities Sold Short		189,798,900
Other Assets & Liabilities, Net		127,205,620
Net Assets		317,004,520
At April 30, 2026, securities and/or cash totaling $228,457,244 were pledged as collateral.
Investments in derivatives
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Accenture PLC	Morgan Stanley	USD	2,859,360	160	210.00	05/01/2026	22,528	400
Accenture PLC	Morgan Stanley	USD	625,485	35	190.00	05/08/2026	8,876	4,113
Accenture PLC	Morgan Stanley	USD	321,678	18	195.00	05/08/2026	3,357	900
AeroVironment, Inc.	Morgan Stanley	USD	604,562	31	212.50	05/15/2026	45,983	15,190
Alcon, Inc.	Morgan Stanley	USD	1,497,400	200	75.00	05/15/2026	38,927	52,000
Alphabet, Inc.	Morgan Stanley	USD	4,078,880	106	350.00	05/01/2026	83,504	368,615
Apple, Inc.	Morgan Stanley	USD	3,581,820	132	275.00	05/01/2026	43,167	49,500
Ascendis Pharma A/S	Morgan Stanley	USD	1,812,102	79	240.00	05/15/2026	63,289	53,325
Ascendis Pharma A/S	Morgan Stanley	USD	596,388	26	230.00	05/15/2026	24,262	27,118
Booking Holdings, Inc.	Morgan Stanley	USD	1,548,912	92	180.00	05/15/2026	15,706	16,100
Calix, Inc.	Morgan Stanley	USD	1,742,400	400	55.00	05/15/2026	87,477	7,000
Cipher Digital, Inc.	Morgan Stanley	USD	1,424,522	803	19.00	11/20/2026	306,186	405,515
Cirrus Logic, Inc.	Morgan Stanley	USD	1,076,328	66	160.00	05/15/2026	60,726	66,660
Constellation Energy Corp.	Morgan Stanley	USD	2,910,900	93	315.00	05/08/2026	39,500	82,770
CoreWeave, Inc.	Morgan Stanley	USD	1,484,280	133	110.00	05/08/2026	104,824	129,010
CoreWeave, Inc.	Morgan Stanley	USD	1,473,120	132	125.00	05/08/2026	57,003	50,160
Datadog, Inc.	Morgan Stanley	USD	1,401,214	106	140.00	05/08/2026	74,086	67,098
DigitalOcean Holdings, Inc.	Morgan Stanley	USD	1,282,519	133	100.00	05/08/2026	124,278	92,435
Doximity, Inc.	Morgan Stanley	USD	2,050,516	839	25.00	05/15/2026	148,070	188,775
Doximity, Inc.	Morgan Stanley	USD	325,052	133	22.50	05/15/2026	24,653	47,215
Eli Lilly & Co.	Morgan Stanley	USD	4,392,620	47	900.00	05/01/2026	58,554	176,837
Gilead Sciences, Inc.	Morgan Stanley	USD	863,544	66	135.00	05/08/2026	14,877	14,982
Gilead Sciences, Inc.	Morgan Stanley	USD	2,616,800	200	132.00	05/15/2026	63,655	80,500
Guidewire Software, Inc.	Morgan Stanley	USD	927,213	67	145.00	05/15/2026	40,159	29,145
Insmed, Inc.	Morgan Stanley	USD	1,813,189	133	145.00	05/15/2026	120,102	67,830
IREN Ltd.	Morgan Stanley	USD	1,811,298	398	45.00	05/15/2026	217,425	190,045
Iron Mountain, Inc.	Morgan Stanley	USD	2,519,800	200	115.00	05/08/2026	73,403	219,000
Kingsoft Cloud Holdings Ltd.	Morgan Stanley	USD	402,369	267	17.50	05/15/2026	25,171	6,675
Kinsale Capital Group, Inc.	Morgan Stanley	USD	1,941,660	60	370.00	05/15/2026	79,949	7,500
Lattice Semiconductor Corp.	Morgan Stanley	USD	1,785,288	146	125.00	05/15/2026	133,696	123,370
Lennar Corp.	Morgan Stanley	USD	2,040,780	226	96.00	05/15/2026	76,929	24,860
NVIDIA Corp.	Morgan Stanley	USD	1,317,162	66	215.00	05/01/2026	17,202	561
NVIDIA Corp.	Morgan Stanley	USD	1,337,119	67	215.00	05/08/2026	21,643	4,455
Oracle Corp.	Morgan Stanley	USD	3,211,661	199	182.50	05/01/2026	110,129	299
Paycom Software, Inc.	Morgan Stanley	USD	1,356,332	107	135.00	05/15/2026	86,993	58,850
Paycom Software, Inc.	Morgan Stanley	USD	164,788	13	130.00	05/15/2026	9,323	9,685
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
PROCEPT BioRobotics Corp.	Morgan Stanley	USD	639,464	266	25.00	05/15/2026	30,843	30,590
QUALCOMM, Inc.	Morgan Stanley	USD	1,670,094	93	155.00	05/01/2026	49,546	225,292
QUALCOMM, Inc.	Morgan Stanley	USD	1,203,186	67	157.50	05/01/2026	40,602	146,060
QUALCOMM, Inc.	Morgan Stanley	USD	1,185,228	66	160.00	05/01/2026	35,292	131,175
ResMed, Inc.	Morgan Stanley	USD	1,988,433	93	230.00	05/15/2026	41,961	40,455
Revvity, Inc.	Morgan Stanley	USD	2,408,036	278	90.00	05/15/2026	95,150	95,910
Rush Street Interactive, Inc.	Morgan Stanley	USD	747,460	266	25.00	05/15/2026	34,642	90,440
TeraWulf, Inc.	Morgan Stanley	USD	580,191	267	20.00	05/01/2026	37,549	46,458
TeraWulf, Inc.	Morgan Stanley	USD	580,191	267	20.00	05/15/2026	56,610	73,158
Twilio, Inc.	Morgan Stanley	USD	1,969,198	133	150.00	05/15/2026	105,376	141,645
Zoetis, Inc.	Morgan Stanley	USD	4,552,812	396	120.00	05/15/2026	135,034	115,830
Total							3,188,217	3,875,506

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Ares Management Corp.	Morgan Stanley	USD	2,336,260	199	115.00	05/15/2026	129,904	96,515
Atlassian Corp.	Morgan Stanley	USD	905,388	132	63.00	05/08/2026	45,536	39,600
Cirrus Logic, Inc.	Morgan Stanley	USD	1,728,648	106	155.00	05/15/2026	61,880	56,180
Commvault Systems, Inc.	Morgan Stanley	USD	2,640,096	267	75.00	05/15/2026	182,023	18,023
Commvault Systems, Inc.	Morgan Stanley	USD	1,324,992	134	77.50	05/15/2026	115,976	9,045
CoreWeave, Inc.	Morgan Stanley	USD	3,705,120	332	100.00	05/08/2026	225,677	137,780
Credo Technology Group Holding Ltd.	Morgan Stanley	USD	1,148,466	66	180.00	05/01/2026	60,385	49,830
Credo Technology Group Holding Ltd.	Morgan Stanley	USD	574,233	33	170.00	05/01/2026	13,399	5,940
Credo Technology Group Holding Ltd.	Morgan Stanley	USD	1,165,867	67	165.00	05/01/2026	38,562	4,523
Credo Technology Group Holding Ltd.	Morgan Stanley	USD	1,026,659	59	160.00	05/08/2026	36,820	23,010
Equinix, Inc.	Morgan Stanley	USD	3,789,905	35	1,030.00	05/15/2026	66,378	17,150
GeneDx Holdings Corp.	Morgan Stanley	USD	905,616	144	60.00	05/08/2026	52,995	61,920
Guardant Health, Inc.	Morgan Stanley	USD	1,741,600	200	80.00	05/15/2026	102,389	75,000
Hut 8 Corp.	Morgan Stanley	USD	1,705,050	225	75.00	05/01/2026	97,430	34,650
Hut 8 Corp.	Morgan Stanley	USD	704,754	93	70.00	05/08/2026	46,130	25,761
Hut 8 Corp.	Morgan Stanley	USD	1,000,296	132	67.00	05/08/2026	25,342	22,044
Insmed, Inc.	Morgan Stanley	USD	4,771,550	350	130.00	05/15/2026	168,044	187,250
Insmed, Inc.	Morgan Stanley	USD	368,091	27	140.00	05/15/2026	16,816	30,510
Invesco QQQ Trust Series 1	Morgan Stanley	USD	13,421,574	201	590.00	05/15/2026	216,908	8,945
Invesco QQQ Trust Series 1	Morgan Stanley	USD	4,473,858	67	600.00	05/15/2026	70,063	4,087
iShares Russell 2000 ETF	Morgan Stanley	USD	11,091,003	399	265.00	05/08/2026	72,627	18,155
KKR & Co., Inc.	Morgan Stanley	USD	2,076,366	199	100.00	05/15/2026	84,040	54,227
KLA Corp.	Morgan Stanley	USD	2,275,455	13	1,720.00	05/15/2026	87,396	78,455
Lattice Semiconductor Corp.	Morgan Stanley	USD	2,592,336	212	110.00	05/15/2026	136,168	92,220
Lattice Semiconductor Corp.	Morgan Stanley	USD	1,137,204	93	115.00	05/15/2026	62,121	60,450
Martin Marietta Materials, Inc.	Morgan Stanley	USD	1,671,489	27	600.00	05/15/2026	32,521	22,140
Microsoft Corp.	Morgan Stanley	USD	3,751,576	92	397.50	05/08/2026	43,461	27,232
MKS, Inc.	Morgan Stanley	USD	1,901,125	67	250.00	05/15/2026	95,142	40,535
MKS, Inc.	Morgan Stanley	USD	567,500	20	260.00	05/15/2026	26,288	17,000
Natera, Inc.	Morgan Stanley	USD	2,762,544	134	190.00	05/15/2026	185,172	108,540
Natera, Inc.	Morgan Stanley	USD	1,649,280	80	200.00	05/15/2026	104,414	94,000
Nebius Group NV	Morgan Stanley	USD	815,557	59	140.00	05/01/2026	30,155	22,420
Nebius Group NV	Morgan Stanley	USD	1,465,238	106	135.00	05/08/2026	95,316	69,960
Nebius Group NV	Morgan Stanley	USD	552,920	40	130.00	05/08/2026	27,097	18,400
Nebius Group NV	Morgan Stanley	USD	276,460	20	125.00	05/08/2026	6,213	6,000
Oruka Therapeutics, Inc.	Morgan Stanley	USD	1,183,493	173	55.00	06/18/2026	251,417	43,250
Rambus, Inc.	Morgan Stanley	USD	1,530,963	133	120.00	05/15/2026	102,765	123,025
SanDisk Corp.	Morgan Stanley	USD	2,850,926	26	1,040.00	05/08/2026	151,799	144,040
Silicon Motion Technology Corp.	Morgan Stanley	USD	2,034,654	93	140.00	05/15/2026	98,956	7,440
Silicon Motion Technology Corp.	Morgan Stanley	USD	3,478,602	159	135.00	05/15/2026	137,958	1,590
SiTime Corp.	Morgan Stanley	USD	1,855,095	33	510.00	05/15/2026	150,019	95,865
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2026
17

Portfolio of Investments (continued)
April 30, 2026
Put option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Solaris Energy Infrastructure, Inc.	Morgan Stanley	USD	1,964,144	266	65.00	05/15/2026	104,887	39,235
Steven Madden Ltd.	Morgan Stanley	USD	999,096	266	35.00	05/15/2026	27,245	22,610
TE Connectivity PLC	Morgan Stanley	USD	1,968,438	93	240.00	05/15/2026	72,896	266,445
Tower Semiconductor Ltd.	Morgan Stanley	USD	5,260,990	238	190.00	05/15/2026	340,924	153,510
Tower Semiconductor Ltd.	Morgan Stanley	USD	1,458,930	66	200.00	05/15/2026	91,049	63,030
Tower Semiconductor Ltd.	Morgan Stanley	USD	884,200	40	185.00	05/15/2026	50,160	21,000
Vaneck Semiconductor ETF	Morgan Stanley	USD	6,688,704	132	495.00	05/08/2026	124,842	92,400
VanEck Semiconductor ETF	Morgan Stanley	USD	20,218,128	399	460.00	05/01/2026	231,589	3,591
VanEck Semiconductor ETF	Morgan Stanley	USD	6,688,704	132	485.00	05/08/2026	181,702	62,370
VanEck Semiconductor ETF	Morgan Stanley	USD	8,056,848	159	480.00	05/08/2026	184,008	53,026
VanEck Semiconductor ETF	Morgan Stanley	USD	3,395,024	67	485.00	05/15/2026	89,237	52,092
Total							5,252,241	2,882,016

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
CoreWeave, Inc.	Morgan Stanley	USD	(1,473,120)	(132)	150.00	05/08/2026	(9,600)	(9,240)
GeneDx Holdings Corp.	Morgan Stanley	USD	(905,616)	(144)	74.00	05/01/2026	(26,924)	(2,880)
Gilead Sciences, Inc.	Morgan Stanley	USD	(863,544)	(66)	140.00	05/08/2026	(5,730)	(5,874)
KLA Corp.	Morgan Stanley	USD	(2,275,455)	(13)	1,900.00	05/15/2026	(27,617)	(28,600)
Lumentum Holdings, Inc.	Morgan Stanley	USD	(1,533,944)	(17)	920.00	05/01/2026	(24,454)	(21,675)
MKS, Inc.	Morgan Stanley	USD	(1,872,750)	(66)	330.00	05/15/2026	(31,630)	(25,080)
Nebius Group NV	Morgan Stanley	USD	(1,838,459)	(133)	170.00	05/01/2026	(32,075)	(200)
NVIDIA Corp.	Morgan Stanley	USD	(1,337,119)	(67)	235.00	05/08/2026	(2,480)	(771)
ResMed, Inc.	Morgan Stanley	USD	(1,411,146)	(66)	260.00	05/15/2026	(3,376)	(3,465)
Silicon Motion Technology Corp.	Morgan Stanley	USD	(284,414)	(13)	220.00	05/15/2026	(9,073)	(17,940)
Silicon Motion Technology Corp.	Morgan Stanley	USD	(1,159,534)	(53)	170.00	05/15/2026	(21,039)	(265,795)
Solaris Energy Infrastructure, Inc.	Morgan Stanley	USD	(982,072)	(133)	80.00	05/15/2026	(54,521)	(38,237)
Teradyne, Inc.	Morgan Stanley	USD	(1,133,451)	(33)	350.00	05/08/2026	(15,990)	(36,135)
Total							(264,509)	(455,892)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Accenture PLC	Morgan Stanley	USD	(2,859,360)	(160)	177.50	05/01/2026	(12,930)	(22,400)
Guardant Health, Inc.	Morgan Stanley	USD	(1,741,600)	(200)	65.00	05/15/2026	(16,129)	(14,000)
Insmed, Inc.	Morgan Stanley	USD	(1,077,007)	(79)	115.00	05/15/2026	(13,379)	(12,245)
KLA Corp.	Morgan Stanley	USD	(2,275,455)	(13)	1,560.00	05/15/2026	(19,096)	(26,000)
SanDisk Corp.	Morgan Stanley	USD	(2,850,926)	(26)	920.00	05/08/2026	(54,870)	(49,400)
VanEck Semiconductor ETF	Morgan Stanley	USD	(8,056,848)	(159)	462.50	05/01/2026	(41,693)	(1,988)
VanEck Semiconductor ETF	Morgan Stanley	USD	(20,218,128)	(399)	430.00	05/01/2026	(64,647)	(3,392)
VanEck Semiconductor ETF	Morgan Stanley	USD	(3,395,024)	(67)	445.00	05/15/2026	(25,732)	(13,903)
Total							(248,476)	(143,328)

The accompanying Notes to Financial Statements are an integral part of this statement.
18
Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on SanDisk Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	6,596,945	1,515,036	(11,517)	—	—	1,503,519	—
Total return on DigitalOcean Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,478,433	356,148	(2,581)	—	—	353,567	—
Total return on DigitalOcean Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	906,099	218,275	(1,582)	—	—	216,693	—
Total return on DigitalOcean Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	131,952	31,787	(231)	—	—	31,556	—
Total return on Cirrus Logic, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	778,614	26,512	(1,360)	—	—	25,152	—
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	694,476	21,061	(1,213)	—	—	19,848	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	776,214	20,306	(1,355)	—	—	18,951	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	746,853	19,538	(1,304)	—	—	18,234	—
Total return on SanDisk Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	62,420	14,335	(109)	—	—	14,226	—
Total return on Arrowhead Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	415,412	14,813	(725)	—	—	14,088	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	568,562	14,874	(993)	—	—	13,881	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	565,677	14,799	(988)	—	—	13,811	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2026
19

Portfolio of Investments (continued)
April 30, 2026
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on DigitalOcean Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	43,440	10,464	(75)	—	—	10,389	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	326,626	8,545	(570)	—	—	7,975	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	276,728	7,239	(483)	—	—	6,756	—
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	231,736	7,028	(406)	—	—	6,622	—
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	229,205	6,951	(400)	—	—	6,551	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	238,881	6,249	(417)	—	—	5,832	—
Total return on Arrowhead Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	166,803	5,948	(291)	—	—	5,657	—
Total return on Arrowhead Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	166,165	5,925	(290)	—	—	5,635	—
Total return on Arrowhead Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	165,526	5,902	(288)	—	—	5,614	—
Total return on Arrowhead Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	163,469	5,828	(284)	—	—	5,544	—
Total return on Arrowhead Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	162,192	5,784	(284)	—	—	5,500	—
Total return on Arrowhead Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	162,050	5,779	(283)	—	—	5,496	—
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	220,551	5,770	(385)	—	—	5,385	—
Total return on Arrowhead Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	154,600	5,513	(270)	—	—	5,243	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	195,433	5,113	(342)	—	—	4,771	—
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	162,795	4,937	(284)	—	—	4,653	—
Total return on NVIDIA Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,317,830	8,159	(4,046)	—	—	4,113	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	155,209	4,060	(271)	—	—	3,789	—
Total return on DigitalOcean Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	14,998	3,613	(26)	—	—	3,587	—
Total return on Arrowhead Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	92,022	3,281	(160)	—	—	3,121	—
Total return on SiTime Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	12,716	3,024	(22)	—	—	3,002	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	108,112	2,828	(188)	—	—	2,640	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	98,013	2,564	(171)	—	—	2,393	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	82,569	2,160	(144)	—	—	2,016	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2026
21

Portfolio of Investments (continued)
April 30, 2026
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Arrowhead Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	54,064	1,928	(95)	—	—	1,833	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	73,658	1,927	(129)	—	—	1,798	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	67,718	1,772	(119)	—	—	1,653	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	65,597	1,716	(114)	—	—	1,602	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	62,202	1,627	(108)	—	—	1,519	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	58,469	1,530	(102)	—	—	1,428	—
Total return on Arrowhead Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	41,435	1,478	(73)	—	—	1,405	—
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	48,425	1,469	(85)	—	—	1,384	—
Total return on NVIDIA Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	776,587	2,734	(1,356)	—	—	1,378	—
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	44,362	1,345	(77)	—	—	1,268	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	38,272	1,001	(67)	—	—	934	—
Total return on Arrowhead Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	26,039	929	(46)	—	—	883	—
The accompanying Notes to Financial Statements are an integral part of this statement.
22
Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Arrowhead Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	25,187	898	(44)	—	—	854	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	10,438	273	(18)	—	—	255	—
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	4,396	133	(7)	—	—	126	—
Total return on NVIDIA Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	64,235	226	(112)	—	—	114	—
Total return on NVIDIA Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	55,684	196	(97)	—	—	99	—
Total return on NVIDIA Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	11,534	41	(21)	—	—	20	—
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,098	(177)	(4)	—	—	—	(181)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	51,628	(273)	(90)	—	—	—	(363)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	58,743	(310)	(103)	—	—	—	(413)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	7,337	(521)	(12)	—	—	—	(533)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	106,334	(561)	(186)	—	—	—	(747)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	107,417	(567)	(188)	—	—	—	(755)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2026
23

Portfolio of Investments (continued)
April 30, 2026
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	9,868	(837)	(17)	—	—	—	(854)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	126,941	(670)	(222)	—	—	—	(892)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	133,514	(705)	(233)	—	—	—	(938)
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	12,044	(1,021)	(21)	—	—	—	(1,042)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	155,180	(819)	(271)	—	—	—	(1,090)
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	12,665	(1,074)	(20)	—	—	—	(1,094)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	203,731	(1,076)	(355)	—	—	—	(1,431)
1-Day Overnight Fed Funds Effective Rate minus 1.875%	Total return on Nanya Technology Corp.	Monthly	Morgan Stanley	07/24/2026	USD	26,780	(1,538)	(18)	—	—	—	(1,556)
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	19,114	(1,621)	(34)	—	—	—	(1,655)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	237,509	(1,254)	(415)	—	—	—	(1,669)
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	20,202	(1,713)	(35)	—	—	—	(1,748)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	252,798	(1,335)	(441)	—	—	—	(1,776)
The accompanying Notes to Financial Statements are an integral part of this statement.
24
Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	256,590	(1,355)	(448)	—	—	—	(1,803)
Total return on Artivion, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	43,990	(1,925)	(77)	—	—	—	(2,002)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	327,594	(1,730)	(572)	—	—	—	(2,302)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	328,505	(1,735)	(573)	—	—	—	(2,308)
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	397,465	(2,099)	(694)	—	—	—	(2,793)
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	34,810	(2,952)	(61)	—	—	—	(3,013)
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	42,580	(3,611)	(75)	—	—	—	(3,686)
Total return on Artivion, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	84,382	(3,693)	(148)	—	—	—	(3,841)
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	86,869	(7,368)	(151)	—	—	—	(7,519)
Total return on Artivion, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	181,692	(7,952)	(318)	—	—	—	(8,270)
Total return on Artivion, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	201,401	(8,815)	(352)	—	—	—	(9,167)
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	156,332	(13,259)	(273)	—	—	—	(13,532)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2026
25

Portfolio of Investments (continued)
April 30, 2026
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on CoreWeave, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	278,147	(16,111)	(356)	—	—	—	(16,467)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	247,697	(17,573)	(432)	—	—	—	(18,005)
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	215,307	(18,261)	(376)	—	—	—	(18,637)
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	218,570	(18,538)	(381)	—	—	—	(18,919)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	265,599	(18,842)	(465)	—	—	—	(19,307)
Total return on Artivion, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	430,305	(18,834)	(751)	—	—	—	(19,585)
Total return on NVIDIA Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	493,848	(20,468)	(229)	—	—	—	(20,697)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	297,735	(21,122)	(520)	—	—	—	(21,642)
Total return on Ionis Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	949,956	(25,474)	(1,656)	—	—	—	(27,130)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	381,231	(27,045)	(666)	—	—	—	(27,711)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	666,053	(47,251)	(1,163)	—	—	—	(48,414)
Total return on Ionis Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,730,524	(46,406)	(3,021)	—	—	—	(49,427)
The accompanying Notes to Financial Statements are an integral part of this statement.
26
Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on CoreWeave, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,112,125	(66,433)	(1,942)	—	—	—	(68,375)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	970,392	(68,841)	(1,694)	—	—	—	(70,535)
1-Day Overnight Fed Funds Effective Rate minus 1.875%	Total return on Nanya Technology Corp.	Monthly	Morgan Stanley	07/24/2026	USD	1,700,505	(97,656)	(1,141)	—	—	—	(98,797)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,430,568	(101,487)	(2,332)	—	—	—	(103,819)
1-Day Overnight Fed Funds Effective Rate minus 0.400%	Total return on Summit Partners Custom Basket*	Monthly	Morgan Stanley	02/11/2028	USD	1,030,848	(58,226)	1,370	—	—	—	(56,856)
Total							1,660,237	(59,170)	—	—	2,384,363	(783,296)
Additional information — Total return basket swaps
* The following table represents the individual positions and related values within the Summit Partners Custom Basket total return basket swap as of April 30, 2026:
Description	Shares	Value ($)	Weight (%)
ADAPTIVE BIOTECHNOLOGIES	(332)	(4,677)	0.43
AEVA TECHNOLOGIES INC	(193)	(3,085)	0.28
AMERICAN BATTERY TECHNOLOGY CO	(850)	(2,872)	0.26
AMPRIUS TECHNOLOGIES INC	(991)	(20,874)	1.92
AMYLYX PHARMACEUTICALS INC	(174)	(2,783)	0.26
ANAPTYSBIO INC	(78)	(5,135)	0.47
ANGLOGOLD ASHANTI PLC	(205)	(19,174)	1.76
APPLIED DIGITAL CORP	(544)	(18,619)	1.71
ARGAN INC	(51)	(33,864)	3.11
AST SPACEMOBILE INC	(209)	(15,481)	1.42
ASTRONICS	(80)	(5,704)	0.52
BLOOM ENERGY CORP- A	(156)	(44,618)	4.09
BRIDGEBIO PHARMA INC	(232)	(16,486)	1.51
CELCUITY INC	(106)	(12,906)	1.19
CENTRUS ENERGY CORP-CLASS A	(64)	(13,403)	1.23
CIENA CORP	(75)	(39,602)	3.64
CIPHER DIGITAL INC	(891)	(15,799)	1.45
COEUR MINING INC	(1,054)	(18,934)	1.74
COGENT BIOSCIENCES INC	(425)	(15,228)	1.40
DAVE INC	(74)	(20,158)	1.85
DELEK US HOLDINGS INC	(213)	(9,910)	0.91
DIGITAL TURBINE INC	(467)	(1,648)	0.15
D-WAVE QUANTUM INC	(615)	(12,471)	1.15
ECHOSTAR CORPORATION	(163)	(20,048)	1.84
ENERGY FUELS INC	(1,121)	(24,256)	2.23
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2026
27

Portfolio of Investments (continued)
April 30, 2026
Description	Shares	Value ($)	Weight (%)
EOS ENERGY ENTERPRISES INC	(1,104)	(7,396)	0.68
FIRST TRACKS BIOTHERAPEU	(78)	(1,818)	0.17
FUBOTV INC	(170)	(2,088)	0.19
GRAIL INC	(137)	(7,461)	0.69
GUARDANT HEALTH INC	(162)	(14,097)	1.29
HECLA MINING CO	(981)	(17,670)	1.62
HERITAGE INSURANCE HOLDINGS IN	(64)	(1,878)	0.17
IDAHO STRATEGIC RESOURCES	(50)	(2,121)	0.19
INHIBRX BIOSCIENCES INC	(37)	(4,801)	0.44
INSMED INC	(89)	(12,066)	1.11
KARMAN HOLDINGS INC	(219)	(14,898)	1.37
KRATOS DEFENSE & SECURITY SOLTNS INC	(218)	(13,730)	1.26
LIGHTBRIDGE CORP	(163)	(2,130)	0.20
LIQUIDIA CORPORATION	(247)	(9,666)	0.89
LUMENTUM HOLDINGS INC	(44)	(40,825)	3.74
MICRON TECHNOLOGY INC	(64)	(33,281)	3.06
MICROVAST HOLDINGS INC	(916)	(1,768)	0.16
MILLICOM INTL	(107)	(9,090)	0.83
MINERALYS THERAPEUTICS INC	(262)	(6,982)	0.64
MP MATERIALS CORP	(286)	(18,903)	1.74
NATIONAL VISION HOLDINGS INC	(201)	(4,667)	0.43
NAVITAS SEMICONDUCTOR CORP	(1,816)	(29,971)	2.75
NEWMONT CORP	(177)	(19,707)	1.81
NEXTPOWER INC	(185)	(21,985)	2.02
NIOCORP DEVELOPMENTS LTD	(672)	(4,010)	0.37
NLIGHT INC	(97)	(6,764)	0.62
NOVAGOLD RSCS	(343)	(2,769)	0.25
PAGAYA TECHNOLOGIES LTD -A	(467)	(6,488)	0.60
PALANTIR TECHNOLOGIES INC-A	(90)	(12,505)	1.15
PAR PACIFIC HOLDINGS INC	(158)	(10,408)	0.96
PLANET LABS PBC	(941)	(34,794)	3.19
POWER SOLUTIONS INTERNATIONA	(85)	(6,201)	0.57
PRAXIS PRECISION MEDICINES I	(64)	(20,400)	1.87
PRECIGEN INC	(548)	(2,279)	0.21
QUANTUMSCAPE CORP	(1,300)	(9,476)	0.87
RICHTECH ROBOTICS INC-CL B	(2,038)	(5,013)	0.46
RIGEL PHARMA	(94)	(2,707)	0.25
RIGETTI COMPUTING INC	(631)	(11,006)	1.01
ROBINHOOD MARKETS INC - A	(123)	(8,993)	0.83
SANDISK CORP	(71)	(79,197)	7.26
SOLID POWER INC	(1,657)	(5,717)	0.52
SSR MINING INC	(366)	(10,554)	0.97
STOKE THERAPEUTICS INC	(104)	(3,418)	0.31
TANGO THERAPEUTICS INC	(342)	(7,385)	0.68
TERNS PHARMACEUTICALS INC	(235)	(12,424)	1.14
THREDUP INC - CLASS A	(255)	(1,092)	0.10
TREVI THERAPEUTICS INC	(195)	(2,682)	0.25
TTM TECHS	(213)	(33,723)	3.10
TUTOR PERINI CORP	(64)	(5,905)	0.54
UNITED STATES ANTIMONY CORP	(1,520)	(18,251)	1.68
VIASAT INC	(243)	(16,009)	1.47
VISTANCE NETWORKS INC	(554)	(7,092)	0.65
WAYFAIR INC	(39)	(2,471)	0.23
WESTERN DIGITAL	(93)	(40,357)	3.71
WILLDAN GROUP INC	(30)	(2,272)	0.21

The accompanying Notes to Financial Statements are an integral part of this statement.
28
Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and 1-Day Overnight Fed Funds Effective Rate less a spread of 0-337.5 bps on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and 1-Day Overnight Fed Funds Effective Rate plus a spread of 0-40 bps on long CFDs	Monthly	Morgan Stanley International	04/27/2028	USD	86,472,193	(395,750)	(269,936)	—	(665,686)
The following table represents the contracts for differences underlying the swap arrangement as of April 30, 2026. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Communication Services
Diversified Telecommunication Services
Deutsche Telekom AG, Registered Shares	17,938	569,618	9,791	(1.5)
Entertainment
Konami Holdings Corp.	1,500	187,247	(7,137)	1.1
Interactive Media & Services
Scout24 SE	1,454	115,106	5,957	(0.9)
Wireless Telecommunication Services
Airtel Africa PLC	188,207	904,730	4,240	(0.6)
Consumer Discretionary
Household Durables
Barratt Redrow PLC	37,997	131,901	(2,492)	0.4
Textiles, Apparel & Luxury Goods
Asics Corp.	26,900	744,827	19,069	(2.9)
Consumer Staples
Personal Care Products
Kao Corp.	28,700	1,062,376	7,125	(1.1)
Tobacco
Imperial Brands PLC	5,794	217,126	3,004	(0.5)
Energy
Oil, Gas & Consumable Fuels
BP PLC	30,237	233,988	5,364	(0.8)
ENEOS Holdings, Inc.	148,200	1,207,074	37,581	(5.6)
Shell PLC	25,373	1,135,747	17,882	(2.7)
Financials
Banks
Barclays Bank PLC	62,722	359,996	8,678	(1.3)
HSBC Holdings PLC	5,312	94,967	2,773	(0.4)
NatWest Group PLC	130,267	1,021,464	17,530	(2.6)
Capital Markets
3i Group PLC	5,457	191,940	(2,158)	0.3
London Stock Exchange Group PLC	1,693	228,939	(9,261)	1.4
Health Care
Pharmaceuticals
Chugai Pharmaceutical Co., Ltd.	19,800	1,098,585	(42,663)	6.4
GSK PLC	6,595	180,292	(7,388)	1.1
Sanofi SA	11,367	1,066,790	(3,106)	0.5
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2026
29

Portfolio of Investments (continued)
April 30, 2026
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Industrials
Aerospace & Defense
Leonardo-Finmeccanica SpA	3,674	226,913	2,513	(0.4)
Rolls-Royce Holdings PLC	15,127	231,212	12,205	(1.8)
Safran SA	2,379	752,779	11,149	(1.7)
Thales SA	317	86,487	604	(0.1)
Construction & Engineering
Shimizu Corp.	60,800	1,074,197	100,465	(15.1)
VINCI SA	2,185	326,747	3,674	(0.6)
Ground Transportation
Seibu Holdings, Inc.	25,900	610,071	(579)	0.1
Professional Services
Experian PLC	2,516	93,366	(1,308)	0.2
Recruit Holdings Co., Ltd.	28,900	1,324,852	13,940	(2.1)
RELX PLC	5,349	195,165	(107)	—
Information Technology
Electronic Equipment, Instruments & Components
TDK Corp.	11,300	190,643	15,971	(2.4)
Semiconductors & Semiconductor Equipment
Tokyo Electron Ltd.	2,600	747,797	18,378	(2.8)
Materials
Metals & Mining
Franco-Nevada Corp.	1,200	280,299	(3,451)	0.5
Real Estate
Real Estate Management & Development
Mitsui Fudosan Co., Ltd.	108,100	1,155,490	28,425	(4.3)
Utilities
Electric Utilities
Acciona SA	402	111,751	5,264	(0.8)
Multi-Utilities
National Grid PLC	60,899	1,067,309	22,819	(3.4)
Water Utilities
United Utilities Group PLC	12,442	225,634	21,118	(3.2)
Total		19,453,425	315,869

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Communication Services
Diversified Telecommunication Services
BT Group PLC	(319,584)	(964,495)	24,970	(3.8)
Comcast Corp., Class A	(3,302)	(91,003)	1,717	(0.3)
Swisscom AG, Registered Shares	(101)	(86,075)	646	(0.1)
TELUS Corp.	(19,017)	(233,374)	(4,768)	0.7
Entertainment
Toho Co., Ltd.	(12,100)	(111,766)	(805)	0.1
Interactive Media & Services
Yahoo Japan Corp.	(131,000)	(341,768)	(2,792)	0.4
Media
Charter Communications, Inc., Class A	(404)	(72,773)	6,044	(0.9)
Informa PLC	(147,522)	(1,597,191)	2,167	(0.3)
Wireless Telecommunication Services
SoftBank Corp.	(8,600)	(321,457)	27,692	(4.2)
The accompanying Notes to Financial Statements are an integral part of this statement.
30
Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Consumer Discretionary
Automobiles
Bayerische Motoren Werke AG	(1,513)	(140,683)	2,223	(0.3)
Ford Motor Co.	(10,028)	(124,147)	3,008	(0.5)
Honda Motor Co., Ltd.	(47,500)	(386,379)	943	(0.1)
Nissan Motor Co., Ltd.	(257,600)	(570,254)	(19,139)	2.9
Rivian Automotive, Inc.	(14,902)	(246,181)	1,788	(0.3)
Subaru Corp.	(14,100)	(216,065)	6,043	(0.9)
Tesla, Inc.	(307)	(115,524)	(1,636)	0.2
Yamaha Motor Co., Ltd.	(129,300)	(884,877)	(23,323)	3.5
Broadline Retail
Wesfarmers Ltd.	(8,413)	(446,441)	(478)	0.1
Distributors
Genuine Parts Co.	(3,042)	(330,787)	4,593	(0.7)
Hotels, Restaurants & Leisure
Evolution AB	(3,825)	(268,153)	(1,416)	0.2
Hyatt Hotels Corp., Class A	(1,383)	(227,172)	(4,578)	0.7
Lottery Corp., Ltd. (The)	(55,383)	(219,028)	(2,677)	0.4
Oriental Land Co., Ltd.	(20,800)	(313,145)	23,755	(3.6)
Sands China Ltd.	(42,800)	(89,597)	(204)	—
Sodexo SA	(11,921)	(603,539)	(2,805)	0.4
Starbucks Corp.	(6,996)	(690,295)	(46,593)	7.0
Household Durables
NVR, Inc.	(68)	(442,269)	12,790	(1.9)
Pultegroup, Inc.	(2,017)	(257,288)	10,488	(1.6)
Sekisui House Ltd.	(23,200)	(493,063)	(12,094)	1.8
Specialty Retail
AutoZone, Inc.	(79)	(282,655)	(9,963)	1.5
Dick’s Sporting Goods, Inc.	(2,407)	(550,509)	4,313	(0.6)
Lowe’s Companies, Inc.	(875)	(213,894)	4,952	(0.7)
O’Reilly Automotive, Inc.	(3,010)	(280,321)	(18,873)	2.8
Textiles, Apparel & Luxury Goods
Adidas AG	(1,673)	(267,142)	(22,384)	3.4
NIKE, Inc., Class B	(2,102)	(93,938)	694	(0.1)
Consumer Staples
Beverages
Coca-Cola Co. (The)	(18,434)	(1,412,597)	(39,265)	5.9
Davide Campari-Milano NV	(12,376)	(90,331)	(1,493)	0.2
Diageo PLC	(7,193)	(143,002)	(2,436)	0.4
Suntory Beverage & Food Ltd.	(28,800)	(801,772)	(28,197)	4.2
Consumer Staples Distribution & Retail
Wal-Mart Stores, Inc.	(4,232)	(549,821)	(8,506)	1.3
Food Products
Barry Callebaut AG, Registered Shares	(131)	(185,403)	(10,948)	1.6
Bunge Global SA	(1,505)	(187,974)	(3,266)	0.5
Kikkoman Corp.	(10,700)	(98,851)	1,638	(0.2)
Kraft Heinz Co. (The)	(23,058)	(505,892)	(16,602)	2.5
Lotus Bakeries NV	(19)	(223,561)	(5,169)	0.8
Mondelez International, Inc., Class A	(10,747)	(619,135)	(41,161)	6.2
Salmar ASA	(6,609)	(380,826)	(17,938)	2.7
Household Products
Church & Dwight Co., Inc.	(5,562)	(528,501)	(11,346)	1.7
Henkel AG & Co. KGaA - Preferred Stock	(7,471)	(566,315)	22,664	(3.4)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2026
31

Portfolio of Investments (continued)
April 30, 2026
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Personal Care Products
Beiersdorf AG	(7,512)	(635,098)	12,355	(1.9)
L’Oreal SA	(776)	(343,266)	9,051	(1.4)
Shiseido Co., Ltd.	(6,200)	(122,627)	(4,007)	0.6
Energy
Oil, Gas & Consumable Fuels
Cameco Corp.	(1,300)	(158,875)	(933)	0.1
Cenovus Energy, Inc.	(3,700)	(97,329)	(10,918)	1.6
Diamondback Energy, Inc.	(2,617)	(509,765)	(28,368)	4.3
ONEOK, Inc.	(8,523)	(746,881)	(41,155)	6.2
Whitecap Resources, Inc.	(98,000)	(1,059,130)	(97,376)	14.6
Financials
Banks
Australia and New Zealand Banking Group Ltd.	(3,702)	(95,664)	(2,667)	0.4
Banco de Sabadell SA	(57,634)	(212,696)	(10,751)	1.6
Bankinter SA	(5,714)	(93,015)	(2,073)	0.3
Banque Cantonale Vaudoise, Registered Shares	(7,705)	(1,200,409)	(13,703)	2.1
Commonwealth Bank of Australia	(3,734)	(465,953)	(4,369)	0.7
First Citizens BancShares, Inc., Class A	(276)	(537,190)	(10,345)	1.6
Svenska Handelsbanken AB, Class A	(29,392)	(414,292)	(3,366)	0.5
Capital Markets
Japan Exchange Group, Inc.	(46,100)	(530,794)	(18,336)	2.8
Financial Services
Berkshire Hathaway, Inc., Class B	(713)	(334,625)	(3,052)	0.5
Infratil Ltd.	(35,059)	(251,997)	(6,265)	0.9
Investor AB, Class B	(5,561)	(224,641)	(1,055)	0.2
M&G PLC	(105,818)	(421,893)	(13,014)	2.0
Mitsubishi UFJ Lease & Finance Co., Ltd.	(109,700)	(973,032)	(23,386)	3.5
Insurance
Aflac, Inc.	(2,234)	(256,061)	2,122	(0.3)
Brown & Brown, Inc.	(5,326)	(350,984)	30,625	(4.6)
Dai-ichi Life Holdings, Inc.	(37,600)	(332,684)	(11,570)	1.7
Legal & General Group PLC	(462,467)	(1,577,843)	(9,218)	1.4
Prudential Financial, Inc.	(971)	(91,478)	(3,787)	0.6
Swiss Life Holding AG, Registered Shares	(118)	(139,856)	1,312	(0.2)
T&D Holdings, Inc.	(30,700)	(708,691)	(35,109)	5.3
Mortgage Real Estate Investment Trusts (REITs)
Annaly Capital Management, Inc.	(62,701)	(1,426,448)	(9,405)	1.4
Health Care
Biotechnology
CSL Ltd.	(6,497)	(604,023)	17,600	(2.6)
Health Care Equipment & Supplies
Becton Dickinson and Co.	(5,312)	(808,168)	16,467	(2.5)
Cochlear Ltd.	(4,169)	(290,245)	6,581	(1.0)
Demant A/S	(8,699)	(279,955)	4,078	(0.6)
Siemens Healthineers AG	(2,088)	(86,699)	1,082	(0.2)
Solventum Corp.	(2,910)	(197,044)	1,027	(0.2)
Sysmex Corp.	(54,600)	(478,133)	(4,009)	0.6
Zimmer Biomet Holdings, Inc.	(11,058)	(1,009,153)	97,642	(14.7)
Health Care Providers & Services
Fresenius SE & Co. KGaA	(4,871)	(229,770)	(6,131)	0.9
Labcorp Holdings, Inc.	(563)	(148,519)	3,941	(0.6)
Sonic Healthcare Ltd., ADR	(35,302)	(512,889)	7,766	(1.2)
The accompanying Notes to Financial Statements are an integral part of this statement.
32
Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Life Sciences Tools & Services
Danaher Corp.	(1,487)	(263,571)	(2,528)	0.4
Lonza Group AG, Registered Shares	(319)	(194,976)	(1,152)	0.2
Sartorius AG	(443)	(112,712)	(463)	0.1
Thermo Fisher Scientific, Inc.	(566)	(265,856)	(5,236)	0.8
Pharmaceuticals
Bayer AG, Registered Shares	(3,127)	(141,090)	883	(0.1)
Industrials
Aerospace & Defense
Hensoldt AG	(3,933)	(336,569)	(18,321)	2.8
Kongsberg Gruppen ASA	(4,987)	(166,218)	(649)	0.1
Building Products
Carlisle Companies, Inc.	(1,376)	(495,456)	6,618	(1.0)
Carrier Global Corp.	(3,995)	(243,575)	(24,769)	3.7
Daikin Industries Ltd.	(12,100)	(1,636,838)	(72,834)	10.9
Commercial Services & Supplies
Dai Nippon Printing Co., Ltd.	(6,800)	(127,029)	(1,770)	0.3
RB Global, Inc.	(5,400)	(576,688)	12,497	(1.9)
Republic Services, Inc.	(3,746)	(785,873)	2,135	(0.3)
Waste Management, Inc.	(3,766)	(864,410)	(11,373)	1.7
Construction & Engineering
Quanta Services, Inc.	(163)	(101,849)	(16,778)	2.5
Electrical Equipment
Nidec Corp.	(46,900)	(725,205)	2,768	(0.4)
Ground Transportation
Hankyu Hanshin Holdings, Inc.	(4,300)	(120,275)	(3,818)	0.6
MTR Corp., Ltd.	(63,000)	(266,882)	(2,328)	0.3
TFI International, Inc.	(900)	(124,840)	(3,936)	0.6
Industrial Conglomerates
Hikari Tsushin, Inc.	(2,700)	(661,125)	5,468	(0.8)
Machinery
Alfa Laval AB	(21,393)	(1,251,463)	(35,952)	5.4
Alstom SA	(5,953)	(115,254)	(4,367)	0.7
Fortive Corp.	(17,604)	(1,080,968)	28,425	(4.3)
Ingersoll Rand, Inc.	(2,066)	(173,151)	8,161	(1.2)
Kawasaki Heavy Industries Ltd.	(11,500)	(229,041)	(7,381)	1.1
Snap-on, Inc.	(2,462)	(931,670)	(12,261)	1.8
Passenger Airlines
Deutsche Lufthansa AG, Registered Shares	(36,536)	(310,433)	(2,624)	0.4
Qantas Airways Ltd.	(250,945)	(1,509,287)	(25,090)	3.8
Professional Services
SGS SA, Registered Shares	(1,826)	(198,139)	291	—
Trading Companies & Distributors
AerCap Holdings NV	(2,433)	(335,949)	(10,048)	1.5
Watsco, Inc.	(2,995)	(1,319,717)	8,386	(1.3)
Transportation Infrastructure
Groupe Eurotunnel SE	(14,681)	(330,860)	2,277	(0.3)
Information Technology
Communications Equipment
Nokia Oyj	(10,302)	(108,009)	(22,894)	3.4
Electronic Equipment, Instruments & Components
Ibiden Co., Ltd.	(2,000)	(157,325)	(13,735)	2.1
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2026
33

Portfolio of Investments (continued)
April 30, 2026
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
IT Services
CoreWeave, Inc., Class A	(1,321)	(145,495)	(1,929)	0.3
Gartner, Inc.	(565)	(85,061)	1,164	(0.2)
Nomura Research Institute Ltd.	(11,000)	(351,359)	54,472	(8.2)
TIS, Inc.	(4,200)	(94,926)	3,387	(0.5)
VeriSign, Inc.	(729)	(196,247)	394	(0.1)
Software
Dassault Systemes SE	(15,624)	(358,795)	6,730	(1.0)
Palo Alto Networks, Inc.	(1,197)	(213,713)	(934)	0.1
PTC, Inc.	(2,600)	(356,642)	2,262	(0.3)
Strategy, Inc.	(1,231)	(210,526)	6,857	(1.0)
Synopsys, Inc.	(210)	(105,172)	3,826	(0.6)
Xero Ltd.	(4,119)	(240,104)	(1,797)	0.3
Zoom Video Communications, Inc., Class A	(5,209)	(479,384)	(26,670)	4.0
Technology Hardware, Storage & Peripherals
FUJIFILM Holdings Corp.	(81,100)	(1,473,297)	(19,239)	2.9
Materials
Chemicals
International Flavors & Fragrances, Inc.	(3,027)	(215,341)	2,845	(0.4)
Shin-Etsu Chemical Co., Ltd.	(30,700)	(1,303,375)	(110,120)	16.5
Containers & Packaging
Amcor PLC	(3,926)	(152,918)	3,573	(0.5)
Packaging Corp. of America	(919)	(195,627)	(533)	0.1
Metals & Mining
Antofagasta PLC	(7,246)	(361,463)	10,048	(1.5)
Glencore PLC	(116,821)	(881,406)	(26,508)	4.0
Paper & Forest Products
Holmen AB, B Shares	(21,492)	(740,063)	753	(0.1)
Svenska Cellulosa AB SCA, Class B	(43,333)	(491,034)	(5,502)	0.8
Real Estate
Industrial REITs
Goodman Group	(43,065)	(897,452)	(35,583)	5.3
Real Estate Management & Development
Daito Trust Construction Co., Ltd.	(40,200)	(886,637)	(17,583)	2.6
FirstService Corp.	(3,400)	(497,666)	42,089	(6.3)
Swiss Prime Site AG	(4,356)	(756,335)	1,459	(0.2)
Retail REITs
Link REIT	(162,100)	(803,242)	(12,979)	1.9
Utilities
Electric Utilities
Oklo, Inc.	(6,171)	(438,141)	(9,257)	1.4
Total		(67,018,768)	(711,619)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	3.640%
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(b)	Non-income producing investment.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at April 30, 2026.
The accompanying Notes to Financial Statements are an integral part of this statement.
34
Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Notes to Portfolio of Investments (continued)
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended April 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.810%
	51,408,035	247,321,792	(292,151,644)	3,879	6,582,062	(4,202)	1,789,784	6,584,696
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2026
35

Portfolio of Investments (continued)
April 30, 2026
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	8,400,423	551,310	—	8,951,733
Consumer Discretionary	17,753,809	1,555,039	—	19,308,848
Consumer Staples	9,048,498	2,679,789	—	11,728,287
Energy	7,219,744	3,602,306	—	10,822,050
Financials	31,950,714	10,756,259	—	42,706,973
Health Care	37,289,327	3,536,848	—	40,826,175
Industrials	30,064,473	8,507,349	—	38,571,822
Information Technology	77,956,777	6,438,474	—	84,395,251
Materials	8,375,624	1,374,380	—	9,750,004
Real Estate	9,656,703	402,303	—	10,059,006
Utilities	13,077,211	2,969,266	—	16,046,477
Total Common Stocks	250,793,303	42,373,323	—	293,166,626
Preferred Stocks
Consumer Discretionary	—	86,603	—	86,603
Total Preferred Stocks	—	86,603	—	86,603
Warrants
Information Technology	—	—	0 *	0 *
Total Warrants	—	—	0 *	0 *
Call Option Contracts Purchased	3,875,506	—	—	3,875,506
Put Option Contracts Purchased	2,882,016	—	—	2,882,016
Money Market Funds	6,582,062	—	—	6,582,062
Total Investments in Securities	264,132,887	42,459,926	0 *	306,592,813
Investments in Securities Sold Short
Common Stocks
Communication Services	(2,002,273)	(777,058)	—	(2,779,331)
Consumer Discretionary	(14,648,955)	(71,147)	—	(14,720,102)
Consumer Staples	(2,795,038)	(711,871)	—	(3,506,909)
Financials	(8,898,707)	(2,915,386)	—	(11,814,093)
Health Care	(38,526,760)	(352,759)	—	(38,879,519)
Industrials	(5,875,619)	(1,708,938)	—	(7,584,557)
Information Technology	(19,427,911)	—	—	(19,427,911)
Materials	(2,431,354)	(991,880)	—	(3,423,234)
Real Estate	(1,617,286)	(1,588,275)	—	(3,205,561)
Utilities	(3,463,357)	(582,198)	—	(4,045,555)
Total Common Stocks	(99,687,260)	(9,699,512)	—	(109,386,772)
Exchange-Traded Equity Funds	(7,321,091)	—	—	(7,321,091)
Preferred Stocks
Consumer Discretionary	—	(86,050)	—	(86,050)
Total Preferred Stocks	—	(86,050)	—	(86,050)
Total Investments in Securities Sold Short	(107,008,351)	(9,785,562)	—	(116,793,913)
Total Investments in Securities, Net of Securities Sold Short	157,124,536	32,674,364	0 *	189,798,900
Investments in Derivatives
Asset
Swap Contracts	—	2,384,363	—	2,384,363
Liability
Call Option Contracts Written	(455,892)	—	—	(455,892)
Put Option Contracts Written	(143,328)	—	—	(143,328)
Swap Contracts	—	(1,448,982)	—	(1,448,982)
Total	156,525,316	33,609,745	0 *	190,135,061

*	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
36
Multi-Manager Directional Alternative Strategies Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Fair value measurements   (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Swap contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2026
37

Statement of Assets and Liabilities
April 30, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $234,946,184)	$293,253,229
Affiliated issuers (cost $6,582,062)	6,582,062
Option contracts purchased (cost $8,440,458)	6,757,522
Cash	316,218
Cash collateral held at broker for:
Swap contracts	8,200,000
Securities sold short	14,489,795
Other(a)	105,720,692
Unrealized appreciation on swap contracts	2,384,363
Receivable for:
Investments sold	3,758,101
Capital shares sold	75,173
Dividends	357,569
Interest	159,648
Foreign tax reclaims	243,267
Expense reimbursement due from Investment Manager	206
Prepaid expenses	960
Deferred compensation of board members	58,325
Total assets	442,357,130
Liabilities
Securities sold short, at value (proceeds $119,223,368)	116,793,913
Option contracts written, at value (premiums received $512,985)	599,220
Foreign currency (cost $59,497)	59,970
Unrealized depreciation on swap contracts	1,448,982
Payable for:
Investments purchased	5,296,205
Capital shares redeemed	198,411
Dividends and interest on securities sold short	154,752
Due to broker	586,004
Management services fees	13,813
Transfer agent fees	37,454
Compensation of board members	654
Other expenses	73,414
Deferred compensation of board members	89,818
Total liabilities	125,352,610
Net assets applicable to outstanding capital stock	$317,004,520
Represented by
Paid in capital	264,910,823
Total distributable earnings (loss)	52,093,697
Total - representing net assets applicable to outstanding capital stock	$317,004,520
Institutional Class
Net assets	$317,004,520
Shares outstanding	43,737,548
Net asset value per share	$7.25

(a)	Includes collateral related to option contracts purchased, option contracts written, swap contracts and securities sold short.
The accompanying Notes to Financial Statements are an integral part of this statement.
38
Multi-Manager Directional Alternative Strategies Fund  | 2026

Statement of Operations
Year Ended April 30, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$3,453,742
Dividends — affiliated issuers	1,789,784
Interest	2,921,389
Interfund lending	2,248
Foreign taxes withheld	(71,290)
Total income	8,095,873
Expenses:
Management services fees	4,700,217
Transfer agent fees
Institutional Class	524,745
Custodian fees	74,362
Printing and postage fees	65,880
Registration fees	38,685
Accounting services fees	55,772
Legal fees	21,388
Dividends and interest on securities sold short	1,463,107
Interest on interfund lending	371
Compensation of chief compliance officer	46
Compensation of board members	13,751
Deferred compensation of board members	8,164
Other	34,802
Total expenses	7,001,290
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(798,087)
Total net expenses	6,203,203
Net investment income	1,892,670
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	30,393,423
Investments — affiliated issuers	(4,202)
Foreign currency translations	323,741
Option contracts purchased	(22,434,942)
Option contracts written	1,118,565
Securities sold short	(17,617,256)
Swap contracts	34,276,146
Increase from payment by affiliate (Note 6)	100,424
Net realized gain	26,155,899
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	35,148,020
Investments — affiliated issuers	3,879
Foreign currency translations	(131,103)
Option contracts purchased	(772,353)
Option contracts written	(178,558)
Securities sold short	(2,061,407)
Swap contracts	(459,205)
Net change in unrealized appreciation (depreciation)	31,549,273
Net realized and unrealized gain	57,705,172
Net increase in net assets resulting from operations	$59,597,842
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2026
39

Statement of Changes in Net Assets

	Year Ended April 30, 2026	Year Ended April 30, 2025
Operations
Net investment income	$1,892,670	$1,974,243
Net realized gain	26,155,899	43,524,851
Net change in unrealized appreciation (depreciation)	31,549,273	(10,653,389)
Net increase in net assets resulting from operations	59,597,842	34,845,705
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(54,721,354)	(25,400,971)
Total distributions to shareholders	(54,721,354)	(25,400,971)
Increase (decrease) in net assets from capital stock activity	47,499,549	(17,397,541)
Total increase (decrease) in net assets	52,376,037	(7,952,807)
Net assets at beginning of year	264,628,483	272,581,290
Net assets at end of year	$317,004,520	$264,628,483

	Year Ended		Year Ended
	April 30, 2026		April 30, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	9,393,999	69,800,513	4,931,184	36,836,847
Distributions reinvested	7,696,393	54,721,354	3,409,526	25,400,971
Shares redeemed	(9,710,088)	(77,022,318)	(10,369,999)	(79,635,359)
Net increase (decrease)	7,380,304	47,499,549	(2,029,289)	(17,397,541)

Total net increase (decrease)	7,380,304	47,499,549	(2,029,289)	(17,397,541)
The accompanying Notes to Financial Statements are an integral part of this statement.
40
Multi-Manager Directional Alternative Strategies Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Institutional Class	Year Ended April 30,
	2026	2025	2024	2023	2022
Per share data
Net asset value, beginning of period	$7.28	$7.10	$6.42	$7.42	$7.23
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.05	0.10	0.04	(0.07)
Net realized and unrealized gain (loss)	1.58	0.88	0.69	(0.28)	0.80
Increase from payment by affiliate	0.00	—	—	—	—
Total from investment operations	1.63	0.93	0.79	(0.24)	0.73
Distributions to shareholders
Distributions from net investment income	(1.03)	(0.29)	(0.09)	(0.15)	(0.08)
Distributions from net realized gains	(0.63)	(0.46)	(0.02)	(0.61)	(0.46)
Total distributions to shareholders	(1.66)	(0.75)	(0.11)	(0.76)	(0.54)
Net asset value, end of period	$7.25	$7.28	$7.10	$6.42	$7.42
Total return	22.83%(a)	12.89%	12.34%	(3.44%)	10.42%
Ratios to average net assets
Total gross expenses(b)	2.38%(c),(d)	2.56%(c),(d)	2.36%(c),(d)	2.62%(c),(d)	2.61%(c),(d),(e)
Total net expenses(b),(f)	2.11%(c),(d)	2.37%(c),(d)	2.07%(c),(d)	2.35%(c),(d)	2.43%(c),(d),(e)
Net investment income (loss)	0.64%	0.71%	1.47%	0.62%	(1.00%)
Supplemental data
Net assets, end of period (in thousands)	$317,005	$264,628	$272,581	$259,763	$266,700
Portfolio turnover	308%	344%	193%	399%	323%

Notes to Financial Highlights
(a)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.
(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by:

Class	4/30/2026	4/30/2025	4/30/2024	4/30/2023	4/30/2022
Institutional Class	0.50%	0.64%	0.41%	0.51%	0.59%

(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include interest on collateral expense which is less than 0.01%.
(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2026
41

Notes to Financial Statements
April 30, 2026
Note 1. Organization
Multi-Manager Directional Alternative Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers the share class listed in the Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency
42
Multi-Manager Directional Alternative Strategies Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are
Multi-Manager Directional Alternative Strategies Fund  | 2026
43

Notes to Financial Statements (continued)
April 30, 2026
computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
44
Multi-Manager Directional Alternative Strategies Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap
Multi-Manager Directional Alternative Strategies Fund  | 2026
45

Notes to Financial Statements (continued)
April 30, 2026
contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Total return basket swap contracts
The Fund entered into total return basket swap transactions. These instruments allow the Fund to manage exposure to a custom basket of securities and foreign markets (both long and short exposures) without owning or taking physical custody of such securities. Under the terms of the contract, payments made by the Fund or the counterparty are based on the total return of the reference assets within the basket in return for a specified interest rate. The contract allows the Investment Manager of the Fund to alter the composition of the custom basket by trading in and out of the notional reference security positions at its discretion.
The total return basket swap is valued daily, and the change in value is recorded as unrealized appreciation (depreciation). The swap resets monthly at which time the Fund settles in cash with the counterparty. Payments received (or made) by the Fund are recorded as realized gains (losses). Total return basket swaps are subject to the risk associated with the investment in the reference securities within the basket. The risk in the case of short swaps transactions is unlimited based on the potential for unlimited increases in the market value of the reference securities in the basket. The risk may be offset if the Fund holds any of the reference securities. The risk in the case of long swap transactions is limited to the current notional amount of the swap.
Total return swap contracts
The Fund entered into total return swap contracts to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without owning the underlying position. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. Total return swap contracts are subject to the risk that the counterparty may not fulfill its obligations under the contract. This risk is offset by the daily exchange of variation margin with the swap counterparty.
Swap arrangements - contracts for differences
The Fund entered into swap arrangements, particularly contracts for differences (CFDs), to obtain long and short exposures to the sectors disclosed on the Portfolio of Investments. CFDs are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two or more individual securities or baskets of securities or other instruments where the parties agree to exchange the difference in the settlement price between the open and closing trades for the particular assets.
CFDs are valued daily, and the change in value is recorded as unrealized appreciation (depreciation). The swap arrangement resets monthly, at which time the Fund settles in cash with the counterparty. Payments received (or made) by the Fund are recorded as realized gains (losses). CFDs are subject to the risk associated with investment in the underlying reference
46
Multi-Manager Directional Alternative Strategies Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
assets. The risk in the case of short CFD positions is unlimited based on the potential for unlimited increases in the market value of the underlying reference assets. The risk may be offset if the Fund holds any of the underlying reference assets. The risk in the case of long CFD positions is limited to the notional amount of the position at the time the Fund enters into the CFD.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at April 30, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Investments, at value — Option contracts purchased	6,757,522
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	2,384,363 *
Total		9,141,885

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Option contracts written, at value	599,220
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	1,448,982 *
Total		2,048,202

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended April 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Equity risk	(22,434,942)	1,118,565	34,276,146	12,959,769

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Equity risk	(772,353)	(178,558)	(459,205)	(1,410,116)
Multi-Manager Directional Alternative Strategies Fund  | 2026
47

Notes to Financial Statements (continued)
April 30, 2026
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended April 30, 2026:
Derivative instrument	Average value ($)
Option contracts purchased	2,916,864
Option contracts written	(328,067)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Swap arrangements - contracts for differences	47,068	(76,087)
Total return swap contracts	2,982,333	(1,401,442)
Short sales
The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Portfolio of Investments. In addition, the collateral is recorded as cash collateral held at broker in the Statement of Assets and Liabilities. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security and may receive rebate income from the investment of collateral. The net amount of income or fees is included in "Interest income" (for net income received) or “Dividends and interest on securities sold short” (for net expense) in the Statement of Operations. A short position is reported as a liability at fair value in the Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of April 30, 2026:
	JPMorgan	Morgan Stanley (a)	Morgan Stanley (a)	Morgan Stanley International	Total
Assets
Call option contracts purchased	$-	3,875,506	-	-	3,875,506
Put option contracts purchased	-	2,882,016	-	-	2,882,016
OTC total return swap contracts (b)	-	2,384,363	-	-	2,384,363
Total assets	-	9,141,885	-	-	9,141,885
Liabilities
Call option contracts written	-	455,892	-	-	455,892
Put option contracts written	-	143,328	-	-	143,328
OTC total return swap contracts (b)	-	783,296	-	-	783,296
OTC Swap arrangements - contracts for differences (c)	-	-	-	665,686	665,686
Securities borrowed	13,685,362	80,373,335	22,735,216	-	116,793,913
Total liabilities	13,685,362	81,755,851	22,735,216	665,686	118,842,115
Total financial and derivative net assets	(13,685,362)	(72,613,966)	(22,735,216)	(665,686)	(109,700,230)
Total collateral received (pledged) (d)	(13,685,362)	(72,613,966)	(22,735,216)	(665,686)	(109,700,230)
Net amount (e)	$-	-	-	-	-

48
Multi-Manager Directional Alternative Strategies Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(c)
Over-the-Counter (OTC) swap arrangements - contracts for difference are presented at unrealized appreciation or (depreciation), which is comprised of market value plus cash & other receivable (payable).

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Multi-Manager Directional Alternative Strategies Fund  | 2026
49

Notes to Financial Statements (continued)
April 30, 2026
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is equal to 1.41% of the Fund’s daily net assets.
Effective February 26, 2025 (Waiver Effective Date), the Investment Manager started to voluntarily waive a portion of its management fee effective on Fund assets formerly managed by a Fund subadviser that was terminated on the Waiver Effective Date (the Former Subadviser’s Sleeve), which assets have been managed directly by the Investment Manager since that date. The Investment Manager waived its management fees in an amount equal to the subadvisory fees that would have been paid by the Investment Manager to the former subadviser with respect to the Former Subadviser’s Sleeve (based on the fee schedule in the terminated subadvisory agreement between the Investment Manager and the former subadviser and the daily value of such assets). This voluntary management fee waiver was not taken into account as an offset to the Fund’s operating expenses when calculating an existing contractual fee waiver/reimbursement arrangement between the Fund and the Investment Manager. This arrangement was terminated effective March 12, 2026.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Boston Partners Global Investors, Inc., and Summit Partners Public Asset Management, LLC, each of which subadvises a portion of the assets of the Fund. Effective March 12, 2026, the Investment Manager has entered into a Subadvisory Agreement with Los Angeles Capital Management, LLC to serve as a subadviser to a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
50
Multi-Manager Directional Alternative Strategies Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the year ended April 30, 2026, the Fund’s effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.18
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Multi-Manager Directional Alternative Strategies Fund  | 2026
51

Notes to Financial Statements (continued)
April 30, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2025 through August 31, 2026 (%)	Prior to September 1, 2025 (%)
Institutional Class	1.79	1.82
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. The Fund’s management services fee voluntary waiver, which took effect on February 26, 2025, is also excluded from the waiver/reimbursement commitment and, therefore, provides an additional benefit to the Fund’s shareholders. Effective March 12, 2026, this voluntary waiver agreement was terminated.This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, swap investments, passive foreign investment company (pfic) holdings, tax straddles, constructive sales of appreciated financial positions, derivative investments, trustees’ deferred compensation, non-deductible expenses, investments in partnerships and/or grantor trusts, distribution reclassifications and miscellaneous adjustments. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
30,060,777	(30,060,481)	(296)
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended April 30, 2026			Year Ended April 30, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
47,045,711	7,675,643	54,721,354	15,055,789	10,345,182	25,400,971
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
52
Multi-Manager Directional Alternative Strategies Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
At April 30, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
5,870,859	616,919	—	45,357,536
At April 30, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
144,777,525	60,724,565	(15,367,029)	45,357,536
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,042,016,266 and $1,016,529,136, respectively, for the year ended April 30, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Payments by affiliates
During the year ended April 30, 2026, the Investment Manager reimbursed the Fund $100,424 for losses due to trade errors.
Note 7. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 8. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
Multi-Manager Directional Alternative Strategies Fund  | 2026
53

Notes to Financial Statements (continued)
April 30, 2026
The Fund’s activity in the Interfund Program during the year ended April 30, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	241,667	4.63	12
Lender	1,609,091	4.70	11
Interest income earned and interest expense incurred by the Fund are recorded as Interfund lending and Interest on interfund lending, respectively, in the Statement of Operations. The Fund had no outstanding interfund loans at April 30, 2026.
Note 9. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended April 30, 2026.
Note 10. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
54
Multi-Manager Directional Alternative Strategies Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
Shareholder concentration risk
At April 30, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 11. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe these proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Multi-Manager Directional Alternative Strategies Fund  | 2026
55

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Multi-Manager Directional Alternative Strategies Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Multi-Manager Directional Alternative Strategies Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of April 30, 2026, the related statement of operations for the year ended April 30, 2026, the statement of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2026 and the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
June 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
56
Multi-Manager Directional Alternative Strategies Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended April 30, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Capital gain dividend
8.65%	5.27%	$700,155
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Multi-Manager Directional Alternative Strategies Fund  | 2026
57

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Multi-Manager Directional Alternative Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN284_(06/26)

Columbia Total Return Bond Fund
Annual Financial Statements and Additional Information
April 30, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Total Return Bond Fund | 2026

Portfolio of Investments
April 30, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 11.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	581,767	586,137
ASP WHCO Participation LP(a),(b),(c)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	16,400,000	16,400,000
Bain Capital Credit CLO Ltd.(a),(c),(d)
Series 2026-2A Class E
3-month Term SOFR + 5.950% Floor 5.950% 04/26/2039	5.930%	9,000,000	9,006,210
Basswood Park CLO Ltd.(a),(c)
Series 2025-1A Class AR
3-month Term SOFR + 1.030% Floor 1.030% 04/20/2034	4.705%	15,000,000	15,004,155
CIFC Funding Ltd.(a),(c)
Series 2019-4A Class A2R2
3-month Term SOFR + 1.650% Floor 1.650% 07/15/2038	5.323%	12,510,000	12,558,651
Series 2023-1AR Class A1R
3-month Term SOFR + 1.240% Floor 1.240% 10/15/2038	4.913%	9,550,000	9,560,897
EDGEX Issuer Trust(a)
Series 2025-1NN Class A
01/15/2031	5.410%	4,789,438	4,793,429
Series 2025-2NN Class A
01/15/2032	5.498%	8,136,547	8,128,286
EDGEX Issuer Trust(a),(e)
Series 2025-1NN Class CERT
01/15/2031	0.000%	4,000,000	2,824,435
GLS Auto Select Receivables Trust(a)
Series 2024-4A Class A2
12/17/2029	4.430%	2,221,111	2,224,664
GoldenTree Loan Management US CLO Ltd.(a),(c)
Series 2025-27 Class A
3-month Term SOFR + 1.190% Floor 1.190% 01/20/2039	4.865%	17,000,000	17,008,857
GreenSky Home Improvement Trust(a)
Series 2024-1 Class A2
06/25/2059	5.880%	364,545	366,138
Lendbuzz Securitization Trust(a)
Series 2025-2A Class A2
05/15/2030	5.180%	11,253,161	11,278,423
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2026-1A Class A2
07/15/2030	5.580%	10,276,175	10,258,827
Madison Park Funding XLII Ltd.(a),(c)
Series 2013A Class AR2
3-month Term SOFR + 0.920% 11/21/2030	4.591%	5,450,809	5,451,834
Madison Park Funding XXIX Ltd.(a),(c)
Series 2018-29AR Class A1R2
3-month Term SOFR + 1.180% Floor 1.180% 03/25/2038	4.855%	15,550,000	15,514,235
Marlette Funding Trust(a)
Subordinated Series 2023-2A Class C
06/15/2033	6.960%	296,875	297,101
MPOWER Education Trust(a)
Series 2025-1 Class A
12/22/2042	6.250%	11,073,924	11,080,595
Series 2025-A Class A
07/21/2042	6.620%	5,602,355	5,686,866
OHA Credit Funding 3 Ltd.(a),(c)
Series 2019-3A Class AR2
3-month Term SOFR + 1.320% Floor 1.320% 01/20/2038	4.995%	10,570,000	10,585,020
OHA Credit Funding Ltd.(a),(c)
Series 2023-16RA Class A1
3-month Term SOFR + 1.200% Floor 1.200% 10/20/2038	4.875%	13,500,000	13,508,816
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	1,846,881	1,816,983
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class B
07/15/2032	5.637%	3,409,607	3,428,535
Series 2024-11 Class D
07/15/2032	6.307%	6,086,805	6,114,694
Series 2025-6 Class B
04/15/2033	4.883%	8,399,226	8,304,621
Series 2025-R3 Class A
01/18/2033	4.841%	10,805,596	10,796,421
Series 2026-1 Class A2
09/15/2033	4.739%	9,060,000	9,032,155
Series 2026-1 Class B
09/15/2033	5.370%	15,070,000	14,979,277
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	3,848,765	3,859,190
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-10 Class C
06/15/2032	5.992%	4,504,619	4,515,165
Subordinated Series 2024-10 Class D
06/15/2032	6.429%	5,337,594	5,332,502
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	3,196,894	3,201,398
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	3,324,240	3,328,892
Subordinated Series 2024-8 Class B
01/15/2032	5.456%	3,664,243	3,664,668
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	2,914,944	2,917,370
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	3,653,886	3,652,324
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	2,820,092	2,820,740
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	2,542,172	2,547,805
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	2,858,203	2,864,706
Pagaya AI Debt Trust(a)
Series 2025-4 Class B
01/17/2033	5.688%	11,239,601	11,242,586
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-2 Class A
07/20/2033	5.065%	7,000,000	7,004,942
Reach Abs Trust(a)
Series 2026-1 Class A
02/15/2033	4.320%	6,529,196	6,527,438
Research-Driven Pagaya Motor Asset Trust(a)
Series 2024-3A Class A
03/25/2033	5.281%	5,118,237	5,131,345
Series 2026-R1A Class A
07/25/2034	5.659%	6,990,793	6,991,915
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	882,929	875,894
Research-Driven Pagaya Motor Trust(a)
Series 2025-6A Class A3
08/25/2034	5.013%	12,290,000	12,285,799
Truist Bank Auto Credit-Linked Notes(a)
Series 2025-1 Class B
09/26/2033	4.728%	4,333,926	4,335,569
Upgrade Master Pass-Thru Trust(a),(e)
Series 2025-ST5 Class CERT
09/15/2032	0.000%	4,050,000	2,500,297
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upgrade Master Pass-Thru Trust Series(a)
Series 2025-ST8 Class A
12/15/2033	4.618%	6,637,142	6,644,973
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	1,476,633	1,478,007
Series 2025-2 Class A2
06/20/2035	5.220%	4,160,961	4,170,003
Series 2025-3 Class A2
09/20/2035	4.600%	4,980,795	4,984,761
Series 2025-4 Class D
11/20/2035	7.670%	2,000,000	2,029,160
Total Asset-Backed Securities — Non-Agency (Cost $352,008,817)			351,503,711

Commercial Mortgage-Backed Securities - Non-Agency 0.6%

Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	2,685,000	2,143,107
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	3,600,000	2,523,152
Hilton USA Trust(a),(f)
Subordinated Series 2016-SFP Class E
11/05/2035	0.000%	5,500,000	138,025
SFO Commercial Mortgage Trust(a),(c)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	4.920%	5,000,000	4,996,878
Wells Fargo Commercial Mortgage Trust(a),(c)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	4.577%	4,555,000	4,251,999
Wells Fargo Commercial Mortgage Trust(a),(g)
Series 2026-1250B Class A
03/10/2041	4.677%	4,850,000	4,806,197
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $24,882,215)			18,859,358

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Altice Luxco 3(h)	11,045	228,291
Total Communication Services		228,291
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 0.0%
Passenger Airlines 0.0%
United Airlines Holdings, Inc.(h)	1,493	134,370
Total Industrials		134,370
Total Common Stocks (Cost $53,241)		362,661

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.0%
NextEra Energy Partners LP(a)
06/15/2026	2.500%	1,407,000	1,396,390
Total Convertible Bonds (Cost $1,399,216)			1,396,390

Corporate Bonds & Notes 22.4%

Aerospace & Defense 1.3%
Allegheny Technologies, Inc.
10/01/2031	5.125%	308,000	306,137
BAE Systems PLC(a)
03/26/2029	5.125%	3,378,000	3,448,955
02/15/2031	1.900%	3,350,000	2,963,227
Boeing Co. (The)
08/01/2059	3.950%	9,364,000	6,487,418
L3Harris Technologies, Inc.
07/31/2033	5.400%	2,169,000	2,225,673
Northrop Grumman Corp.
02/01/2027	3.200%	1,570,000	1,559,423
02/01/2029	4.600%	6,214,000	6,256,711
Raytheon Technologies Corp.
03/15/2027	3.500%	8,323,000	8,279,281
03/15/2032	2.375%	3,256,000	2,877,584
TransDigm, Inc.(a)
08/15/2028	6.750%	463,000	469,459
03/01/2029	6.375%	955,000	975,315
03/01/2032	6.625%	1,086,000	1,116,371
01/15/2033	6.000%	399,000	403,016
05/31/2033	6.375%	1,083,000	1,092,415
01/31/2034	6.750%	568,000	583,247
07/31/2034	6.125%	148,000	148,182
Total			39,192,414
Automotive 0.2%
American Axle & Manufacturing, Inc.(a)
10/15/2032	6.375%	265,000	264,507
10/15/2033	7.750%	1,875,000	1,833,680
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	482,000	497,524
09/15/2032	6.750%	459,000	469,162
IHO Verwaltungs GmbH(a),(i)
11/15/2032	8.000%	551,000	569,348
05/15/2033	7.375%	227,000	230,751
Nissan Motor Acceptance Co. LLC(a)
09/30/2030	6.125%	248,000	244,306
Nissan Motor Co., Ltd.(a)
07/17/2032	7.750%	206,000	214,714
07/17/2035	8.125%	601,000	634,176
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	173,000	173,150
03/24/2031	7.500%	608,000	610,258
04/23/2032	6.875%	1,456,000	1,423,764
Total			7,165,340
Banking 4.4%
Bank of America Corp.(j)
07/21/2032	2.299%	6,150,000	5,442,448
10/20/2032	2.572%	24,905,000	22,228,013
02/04/2033	2.972%	11,590,000	10,487,509
Citigroup, Inc.(j)
09/11/2036	5.174%	6,000,000	5,941,824
Goldman Sachs Group, Inc. (The)(j)
04/20/2034	5.094%	14,400,000	14,363,451
HSBC Holdings PLC(j)
03/10/2037	5.279%	12,087,000	11,919,526
JPMorgan Chase & Co.(j)
07/22/2030	4.995%	2,289,000	2,317,281
10/22/2031	4.255%	13,836,000	13,606,397
04/23/2032	4.622%	17,341,000	17,257,044
Morgan Stanley(j)
01/16/2032	4.493%	2,956,000	2,907,829
03/12/2032	4.708%	4,376,000	4,340,758
04/16/2032	4.809%	9,868,000	9,844,285
01/30/2037	5.073%	827,000	811,571
04/10/2037	5.296%	3,069,000	3,053,895
Subordinated
09/16/2036	2.484%	7,470,000	6,467,838
PNC Financial Services Group, Inc. (The)(j)
10/20/2034	6.875%	1,450,000	1,602,793
Royal Bank of Canada(j)
02/04/2031	5.153%	1,544,000	1,569,930
08/06/2031	4.696%	1,052,000	1,051,510
05/03/2032	4.612%	3,690,000	3,667,453
Washington Mutual Bank(b),(f),(k)
Subordinated
01/15/2015	0.000%	27,379,000	41,069
Total			138,922,424
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.1%
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	319,000	338,121
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	514,000	514,491
Hightower Holding LLC(a)
04/15/2029	6.750%	621,000	616,126
01/31/2030	9.125%	751,000	779,085
Osaic Holdings, Inc.(a)
08/01/2032	6.750%	764,000	775,888
08/01/2033	8.000%	792,000	806,711
Total			3,830,422
Building Materials 0.1%
CP Atlas Buyer, Inc.(a)
07/15/2030	9.750%	252,000	234,083
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	133,000	132,992
LBM Acquisition LLC(a)
01/15/2029	6.250%	235,000	162,800
06/15/2031	9.500%	522,000	457,933
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	769,000	780,690
03/01/2033	6.750%	598,000	606,295
QXO Building Products, Inc.(a)
04/30/2032	6.750%	595,000	606,977
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	274,000	276,964
White Cap Supply Holdings LLC(a)
11/15/2030	7.375%	916,000	926,149
Total			4,184,883
Cable and Satellite 0.7%
CCO Holdings LLC/Capital Corp.(a)
02/01/2028	5.000%	667,000	659,998
03/01/2030	4.750%	1,373,000	1,301,700
08/15/2030	4.500%	557,000	519,613
02/01/2031	4.250%	620,000	562,720
03/01/2031	7.375%	201,000	203,061
02/01/2032	4.750%	1,097,000	982,277
02/01/2033	7.000%	755,000	744,597
06/01/2033	4.500%	121,000	103,932
01/15/2034	4.250%	1,056,000	885,338
02/01/2036	7.375%	244,000	239,244
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	710,000	624,284
Charter Communications Operating LLC
12/01/2061	4.400%	3,576,000	2,283,712
06/30/2062	3.950%	4,132,000	2,415,314
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comcast Corp.
11/01/2056	2.937%	6,390,000	3,517,965
CSC Holdings LLC(a)
04/15/2027	5.500%	200,000	168,750
02/01/2028	5.375%	429,000	320,001
01/31/2029	11.750%	320,000	228,810
02/01/2029	6.500%	338,000	209,728
01/15/2030	5.750%	402,000	144,348
12/01/2030	4.125%	941,000	561,194
12/01/2030	4.625%	799,000	281,974
02/15/2031	3.375%	36,000	21,602
DirecTV Financing LLC(a)
02/01/2030	8.875%	27,000	27,517
DISH DBS Corp.
07/01/2028	7.375%	295,000	288,279
06/01/2029	5.125%	840,000	772,425
DISH DBS Corp.(a)
12/01/2028	5.750%	605,000	593,689
EchoStar Corp.
11/30/2029	10.750%	1,134,419	1,230,317
EchoStar Corp.(i)
11/30/2030	6.750%	606,770	615,990
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	667,000	665,367
07/15/2028	4.000%	452,000	439,086
07/01/2030	4.125%	244,000	227,361
Virgin Media Finance PLC(a)
07/15/2030	5.000%	542,000	456,633
VZ Secured Financing BV(a)
01/15/2032	5.000%	855,000	751,436
Total			23,048,262
Chemicals 0.7%
Ashland LLC(a)
09/01/2031	3.375%	1,120,000	1,000,632
Celanese US Holdings LLC
04/15/2030	6.500%	85,000	86,950
02/15/2031	7.000%	243,000	252,796
07/15/2032	6.879%	108,000	114,475
04/15/2033	6.750%	298,000	306,822
11/15/2033	7.200%	385,000	417,009
02/15/2034	7.375%	315,000	329,600
INEOS Finance PLC(a)
05/15/2028	6.750%	898,000	902,072
04/15/2029	7.500%	4,077,000	4,026,037
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	612,000	592,849
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	1,335,047	1,234,649
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Inversion Escrow Issuer LLC(a)
08/01/2032	6.750%	687,000	666,228
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	449,000	436,721
10/01/2029	6.250%	656,000	641,443
06/15/2031	7.250%	610,000	613,411
02/15/2033	7.250%	2,655,000	2,595,295
Qnity Electronics, Inc.(a)
08/15/2033	6.250%	202,000	206,578
Tronox, Inc.(a)
03/15/2029	4.625%	473,000	395,714
09/30/2030	9.125%	454,000	460,951
W.R. Grace Holdings LLC(a)
08/15/2029	5.625%	2,557,000	2,440,320
03/01/2031	7.375%	341,000	344,554
08/15/2032	6.625%	2,128,000	2,111,872
08/01/2033	7.000%	224,000	223,605
Total			20,400,583
Construction Machinery 0.1%
Herc Holdings, Inc.(a)
06/15/2030	7.000%	464,000	482,899
03/15/2031	5.750%	139,000	139,261
06/15/2033	7.250%	1,004,000	1,051,146
03/15/2034	6.000%	388,000	384,564
Synergy Infrastructure Holdings LLC(a)
12/01/2030	7.875%	575,000	604,539
Total			2,662,409
Consumer Cyclical Services 0.1%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	510,000	498,862
12/01/2028	6.125%	1,238,000	1,203,423
Garda World Security Corp.(a)
11/15/2032	8.375%	243,000	250,666
Match Group Holdings II LLC(a)
10/01/2031	3.625%	245,000	220,732
Match Group, Inc.(a)
06/01/2028	4.625%	306,000	302,105
Total			2,475,788
Consumer Products 0.1%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	268,000	221,744
Newell Brands, Inc.(a)
06/01/2028	8.500%	70,000	73,117
Newell Brands, Inc.
05/15/2030	6.375%	502,000	491,788
05/15/2032	6.625%	348,000	337,777
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Opal Bidco SAS(a)
03/31/2032	6.500%	532,000	542,053
Whirlpool Corp.
06/15/2030	6.125%	108,000	105,786
06/15/2033	6.500%	113,000	108,214
Total			1,880,479
Diversified Manufacturing 0.2%
Carrier Global Corp.
02/15/2030	2.722%	4,758,000	4,452,876
Chart Industries, Inc.(a)
01/01/2030	7.500%	340,000	353,037
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	294,000	301,364
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	270,000	279,534
Madison IAQ LLC(a)
06/30/2029	5.875%	303,000	302,315
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	265,000	265,821
03/15/2029	6.375%	407,000	415,538
04/15/2031	5.250%	167,000	167,039
03/15/2032	6.625%	523,000	541,428
03/15/2033	6.375%	146,000	150,648
04/15/2034	5.500%	281,000	280,298
Total			7,509,898
Electric 1.1%
AEP Texas, Inc.
01/15/2050	3.450%	2,140,000	1,430,288
Alpha Generation LLC(a)
01/15/2034	6.250%	258,000	256,078
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	553,000	550,190
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	399,000	396,313
02/15/2031	3.750%	490,000	458,653
01/15/2032	3.750%	357,000	328,862
01/15/2034	5.750%	237,000	237,116
Dominion Energy, Inc.
03/15/2035	5.450%	3,516,000	3,547,918
DTE Energy Co.
07/01/2027	4.950%	4,300,000	4,327,102
Duke Energy Corp.
09/01/2046	3.750%	8,515,000	6,267,520
Edison International
11/15/2028	5.250%	4,406,000	4,428,134
Long Ridge Energy LLC(a)
02/15/2032	8.750%	428,000	457,276
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	217,000	215,384
NRG Energy, Inc.(a)
06/15/2029	5.250%	274,000	272,957
07/15/2029	5.750%	262,000	261,809
02/01/2033	6.000%	421,000	424,309
01/15/2034	5.750%	384,000	381,158
05/15/2034	5.875%	191,000	190,309
11/01/2034	6.250%	441,000	446,261
01/15/2036	6.000%	384,000	381,349
05/15/2036	6.125%	194,000	193,247
Pacific Gas and Electric Co.
07/01/2050	4.950%	4,195,000	3,483,284
PG&E Corp.(j)
03/15/2055	7.375%	408,000	419,194
Talen Energy Supply LLC(a)
02/01/2034	6.250%	453,000	449,369
02/01/2036	6.500%	453,000	454,908
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	780,000	755,234
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	445,000	475,231
03/15/2033	8.625%	868,000	930,313
04/15/2034	7.750%	455,000	476,795
Total			32,896,561
Environmental 0.0%
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	968,000	986,050
Finance Companies 0.4%
Blackstone Private Credit Fund
05/15/2031	5.950%	3,000,000	2,950,881
Bread Financial Holdings, Inc.(a)
05/15/2031	6.750%	113,000	115,471
CrossCountry Intermediate HoldCo LLC(a)
10/01/2030	6.500%	263,000	258,594
GGAM Finance Ltd.(a)
04/15/2029	6.875%	348,000	356,902
03/15/2030	5.875%	377,000	380,006
goeasy Ltd.(a)
07/01/2029	7.625%	237,000	212,263
05/15/2030	6.875%	76,000	64,290
10/01/2030	7.375%	76,000	64,600
Navient Corp.
03/15/2029	5.500%	138,000	132,631
03/15/2031	11.500%	307,000	329,633
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OneMain Finance Corp.
03/15/2030	7.875%	257,000	267,948
09/15/2030	4.000%	499,000	459,135
05/15/2031	7.500%	385,000	394,896
11/15/2031	7.125%	102,000	103,455
03/15/2032	6.750%	512,000	511,906
09/15/2032	7.125%	506,000	513,408
03/15/2033	6.500%	620,000	607,266
09/15/2033	6.750%	860,000	845,983
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	1,168,000	1,215,309
Rocket Cos, Inc.(a)
08/01/2030	6.125%	273,000	277,187
08/01/2033	6.375%	348,000	352,886
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	1,189,000	1,071,675
Springleaf Finance Corp.
11/15/2029	5.375%	40,000	39,284
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	271,000	269,804
04/15/2029	5.500%	576,000	549,180
UWM Holdings LLC(a)
02/01/2030	6.625%	786,000	754,448
03/15/2031	6.250%	847,000	786,725
Total			13,885,766
Food and Beverage 2.1%
Bacardi Ltd.(a)
05/15/2028	4.700%	1,286,000	1,285,532
05/15/2048	5.300%	5,492,000	4,785,581
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	13,206,000	13,114,320
Bacardi-Martini BV(a)
02/01/2035	6.000%	3,936,000	4,019,931
Campbell Soup Co.
03/23/2035	4.750%	9,173,000	8,448,635
Chobani LLC/Finance Corp., Inc.(a)
04/15/2034	6.375%	680,000	694,026
Constellation Brands, Inc.
08/01/2029	3.150%	2,144,000	2,053,708
General Mills, Inc.
01/30/2027	4.700%	2,276,000	2,283,539
Kraft Heinz Foods Co.
06/01/2026	3.000%	7,585,000	7,573,554
Mars, Inc.(a)
04/20/2028	4.550%	7,210,000	7,256,333
03/01/2035	5.200%	2,880,000	2,903,399
Performance Food Group, Inc.(a)
09/15/2032	6.125%	144,000	146,158
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(a)
09/15/2031	4.500%	862,000	810,663
02/15/2032	6.250%	203,000	207,264
03/01/2033	6.375%	169,000	168,982
10/15/2034	6.250%	451,000	445,423
03/15/2036	6.500%	165,000	163,972
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/30/2029	4.375%	414,000	404,111
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	793,000	765,607
Tyson Foods, Inc.
06/02/2027	3.550%	9,260,000	9,180,619
Total			66,711,357
Gaming 0.2%
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	381,000	386,679
02/15/2032	6.500%	479,000	466,176
10/15/2032	6.000%	352,000	315,456
Churchill Downs, Inc.(a)
01/15/2028	4.750%	318,000	315,318
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	42,000	43,789
10/01/2033	6.250%	464,000	460,852
Penn Entertainment, Inc.(a)
04/01/2031	6.750%	319,000	316,052
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	639,000	607,397
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	824,000	840,289
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	1,532,000	1,290,623
Scientific Games International, Inc.(a)
11/15/2029	7.250%	260,000	265,754
Voyager Parent LLC(a)
07/01/2032	9.250%	611,000	650,926
Total			5,959,311
Health Care 1.3%
Abbott Laboratories
03/15/2036	4.650%	2,200,000	2,138,542
Acadia Healthcare Co., Inc.(a)
04/15/2029	5.000%	740,000	725,309
03/15/2033	7.375%	534,000	546,644
Avantor Funding, Inc.(a)
11/01/2029	3.875%	854,000	811,482
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	398,000	411,526
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	215,000	205,629
03/15/2031	4.000%	185,000	172,950
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	522,000	513,176
05/15/2030	5.250%	637,000	601,508
02/15/2031	4.750%	531,000	496,575
01/15/2032	10.875%	250,000	268,431
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	632,000	653,190
DaVita, Inc.(a)
07/15/2033	6.750%	449,000	462,732
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	9,570,000	9,742,404
12/15/2028	4.150%	2,018,000	2,003,680
HCA, Inc.
09/01/2030	3.500%	16,702,000	15,883,202
IQVIA, Inc.(a)
05/15/2030	6.500%	294,000	300,724
LifePoint Health, Inc.(a)
05/01/2034	7.000%	459,000	447,804
Select Medical Corp.(a)
12/01/2032	6.250%	219,000	212,423
Star Parent, Inc.(a)
10/01/2030	9.000%	588,000	615,745
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	635,000	633,731
Tenet Healthcare Corp.
11/01/2027	5.125%	521,000	520,834
10/01/2028	6.125%	286,000	286,256
01/15/2030	4.375%	420,000	406,891
05/15/2031	6.750%	463,000	475,971
Tenet Healthcare Corp.(a)
11/15/2032	5.500%	1,340,000	1,337,914
11/15/2033	6.000%	379,000	384,241
Total			41,259,514
Healthcare Insurance 0.7%
Centene Corp.
10/15/2030	3.000%	1,343,000	1,207,397
UnitedHealth Group, Inc.
01/15/2031	4.650%	1,835,000	1,846,362
04/15/2031	4.900%	5,811,000	5,899,800
04/15/2034	5.000%	10,675,000	10,689,657
04/15/2054	5.375%	2,403,000	2,221,355
Total			21,864,571
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.6%
APA Corp.
02/15/2055	6.750%	2,470,000	2,527,609
Civitas Resources, Inc.(a)
11/01/2030	8.625%	109,000	115,323
07/01/2031	8.750%	941,000	987,009
06/15/2033	9.625%	1,023,000	1,140,592
CNX Resources Corp.(a)
03/01/2032	7.250%	405,000	421,797
03/01/2034	5.875%	282,000	279,661
Comstock Resources, Inc.(a)
03/01/2029	6.750%	17,000	16,929
01/15/2030	5.875%	345,000	334,166
Crescent Energy Finance LLC(a)
04/01/2032	7.625%	380,000	391,866
01/15/2033	7.375%	314,000	321,074
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	167,000	167,816
04/15/2032	6.250%	677,000	672,715
11/01/2033	8.375%	170,000	182,120
02/15/2035	7.250%	893,000	910,101
Matador Resources Co.(a)
04/15/2032	6.500%	453,000	462,005
04/15/2033	6.250%	647,000	657,807
04/15/2034	6.000%	242,000	242,808
Occidental Petroleum Corp.
10/01/2054	6.050%	7,187,000	6,993,688
Permian Resources Operating LLC(a)
02/01/2033	6.250%	414,000	423,545
SM Energy Co.(a)
08/01/2029	6.750%	418,000	428,823
08/01/2032	7.000%	487,000	499,378
04/15/2034	6.625%	383,000	388,368
Vital Energy, Inc.(a)
04/15/2032	7.875%	128,000	132,609
Total			18,697,809
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/17/2027	5.017%	8,385,000	8,490,118
Leisure 0.2%
Boyne USA, Inc.(a)
05/15/2029	4.750%	140,000	136,909
Carnival Corp.(a)
08/01/2032	5.750%	880,000	885,005
02/15/2033	6.125%	313,000	317,645
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	447,000	448,017
NCL Corp., Ltd.(a)
01/15/2031	5.875%	612,000	595,262
02/01/2032	6.750%	367,000	365,310
09/15/2033	6.250%	501,000	484,796
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	1,523,000	1,501,749
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(a)
01/15/2032	8.625%	666,000	677,527
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	254,000	258,499
Vail Resorts, Inc.(a)
05/15/2032	6.500%	297,000	302,956
Viking Cruises Ltd.(a)
07/15/2031	9.125%	277,000	291,576
10/15/2033	5.875%	528,000	529,091
Total			6,794,342
Life Insurance 0.1%
Met Tower Global Funding(a)
04/12/2029	5.250%	3,479,000	3,551,146
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
09/15/2033	5.750%	300,000	301,870
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	939,000	949,998
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	267,000	266,405
Marriott Ownership Resorts, Inc.(a)
10/01/2033	6.500%	1,134,000	1,090,574
Travel + Leisure Co.(a)
09/01/2033	6.125%	46,000	45,616
Total			2,654,463
Media and Entertainment 0.7%
CBS Corp.
07/01/2042	4.850%	96,000	64,834
Clear Channel Outdoor Holdings, Inc.(a)
04/01/2030	7.875%	775,000	807,387
02/15/2031	7.125%	412,000	428,805
03/15/2033	7.500%	420,000	441,081
Gray Escrow II, Inc.(a)
11/15/2031	5.375%	163,000	127,601
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gray Media, Inc.(a)
07/15/2032	9.625%	384,000	390,545
08/15/2033	7.250%	325,000	331,160
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	254,752	254,543
Mav Acquisition Corp.(a)
08/01/2029	8.000%	440,000	440,046
Meta Platforms, Inc.
11/15/2045	5.500%	1,910,000	1,775,339
11/15/2055	5.625%	3,361,000	3,079,507
11/15/2065	5.750%	2,403,000	2,183,105
Meta Platforms, Inc.(d)
05/15/2046	6.200%	5,569,000	5,568,220
Nexstar Media, Inc.(a)
09/15/2033	6.500%	748,000	753,869
04/15/2034	7.250%	774,000	779,165
OAK-Eagle Acquireco, Inc.(a)
07/01/2033	7.250%	368,000	378,708
07/01/2034	8.750%	375,000	389,659
Outfront Media Capital LLC/Corp.(a)
03/15/2030	4.625%	314,000	305,115
02/15/2031	7.375%	123,000	128,702
Snap, Inc.(a)
03/01/2033	6.875%	785,000	764,518
03/15/2034	6.875%	592,000	573,236
Univision Communications, Inc.(a)
04/15/2033	8.875%	311,000	312,728
Viacom, Inc.
09/01/2043	5.850%	185,000	136,092
ViacomCBS, Inc.
05/19/2050	4.950%	89,000	55,979
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	348,000	315,175
03/15/2042	5.050%	1,270,000	911,507
03/15/2052	5.141%	186,000	122,777
Total			21,819,403
Metals and Mining 0.2%
Carpenter Technology Corp.(a)
03/01/2034	5.625%	360,000	359,913
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	96,000	97,798
03/15/2032	7.000%	84,000	83,927
05/01/2033	7.375%	89,000	89,850
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	144,000	150,331
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellium SE(a)
06/15/2028	5.625%	489,000	488,664
04/15/2029	3.750%	375,000	361,120
08/15/2032	6.375%	307,000	314,742
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%	524,000	526,289
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	1,068,000	1,022,663
03/01/2034	5.875%	648,000	648,912
Novelis Corp.(a)
01/30/2030	4.750%	318,000	304,744
08/15/2031	3.875%	631,000	573,117
08/15/2033	6.375%	350,000	351,400
Novelis, Inc.(a)
01/30/2030	6.875%	109,000	111,717
Total			5,485,187
Midstream 0.7%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	625,000	666,190
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	352,000	361,429
CNX Midstream Partners LP(a)
04/15/2030	4.750%	1,023,000	990,120
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	879,000	916,743
06/30/2033	7.375%	676,000	697,626
Enbridge, Inc.
04/05/2027	5.250%	4,086,000	4,121,279
Energy Transfer LP
05/15/2054	5.950%	5,230,000	4,931,559
Hess Midstream Operations LP(a)
10/15/2030	5.500%	275,000	275,279
ITT Holdings LLC(a)
08/01/2029	6.500%	87,000	85,743
Sunoco LP(a),(j),(l)
	7.875%	1,042,000	1,079,660
Sunoco LP(a)
05/01/2029	7.000%	301,000	310,669
07/15/2031	5.375%	347,000	345,509
05/01/2032	7.250%	299,000	313,144
07/01/2033	6.250%	496,000	506,340
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	867,000	895,788
Venture Global Calcasieu Pass LLC(a)
11/01/2033	3.875%	589,000	525,198
05/01/2036	6.000%	719,000	722,929
Venture Global LNG, Inc.(a),(j),(l)
	9.000%	1,094,000	1,081,042
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global LNG, Inc.(a)
01/15/2030	7.000%	415,000	427,223
06/01/2031	8.375%	344,000	358,282
02/01/2032	9.875%	292,000	313,242
Venture Global Plaquemines LNG LLC(a)
05/01/2033	7.500%	348,000	386,124
01/15/2034	6.500%	769,000	805,593
06/15/2034	6.500%	230,000	239,838
05/01/2035	7.750%	348,000	390,843
01/15/2036	6.750%	1,377,000	1,463,510
Total			23,210,902
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	3,737,000	3,605,738
Oil Field Services 0.2%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	174,000	178,943
Archrock Services LP/Partners Finance Corp.(a)
02/01/2034	6.000%	569,000	572,264
Kodiak Gas Services LLC(a)
04/01/2031	5.875%	329,000	331,185
10/01/2033	6.500%	478,000	488,588
10/01/2035	6.750%	272,000	282,523
Nabors Industries, Inc.(a)
01/31/2030	9.125%	634,000	665,835
11/15/2032	7.625%	830,000	866,587
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	497,231	510,994
Transocean, Inc.(a)
05/15/2031	8.500%	520,000	550,207
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	904,000	934,324
Total			5,381,450
Other Industry 0.0%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	215,000	212,524
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	173,000	177,538
04/15/2030	6.625%	277,000	285,185
Total			675,247
Other REIT 0.1%
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	401,000	400,083
05/15/2029	4.875%	233,000	226,501
02/01/2030	7.000%	178,000	181,872
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RHP Hotel Properties LP/Finance Corp.(a)
04/01/2032	6.500%	323,000	331,563
06/15/2033	6.500%	298,000	306,933
03/15/2034	5.750%	117,000	116,362
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	219,000	218,518
09/15/2029	4.000%	241,000	227,899
Service Properties Trust(a)
11/15/2031	8.625%	309,000	325,133
Total			2,334,864
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,123,000	1,049,083
01/30/2031	6.250%	247,000	248,784
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	827,000	750,219
04/15/2032	6.750%	337,000	316,857
Sword Purchaser LLC(a)
04/15/2033	8.250%	622,000	636,452
04/15/2034	10.500%	449,000	456,760
Total			3,458,155
Pharmaceuticals 0.9%
1261229 BC Ltd.(a)
04/15/2032	10.000%	1,620,000	1,673,328
AbbVie, Inc.
03/15/2029	4.800%	10,900,000	11,059,092
11/21/2029	3.200%	4,208,000	4,047,261
Amgen, Inc.
03/02/2063	5.750%	3,020,000	2,881,765
Bausch Health Companies, Inc.(a)
06/01/2028	4.875%	502,000	471,589
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	779,000	768,065
Merck & Co., Inc.
12/04/2035	4.750%	8,296,000	8,125,089
Organon Finance 1 LLC(a)
04/30/2028	4.125%	266,000	262,706
04/30/2031	5.125%	130,000	129,176
Total			29,418,071
Property & Casualty 0.4%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	138,000	138,429
08/01/2029	6.000%	650,000	617,748
07/01/2032	6.750%	1,375,000	1,354,993
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Alliant Holdings Intermediate LLC/Co-Issuer(a)
11/01/2029	5.875%	423,000	414,723
10/01/2031	6.500%	165,000	166,411
10/01/2032	7.375%	1,025,000	1,007,203
AmWINS Group, Inc.(a)
02/15/2029	6.375%	385,000	389,698
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	953,000	971,950
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	3,197,000	3,186,583
Asurion LLC and Asurion Co-Issuer, Inc.(a)
02/01/2034	8.375%	278,000	274,458
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	1,076,000	1,059,139
Howden UK Refinance PLC/2 PLC/US Refinance LLC(a)
02/15/2032	8.125%	475,000	453,695
HUB International Ltd.(a)
06/15/2030	7.250%	1,320,000	1,365,424
01/31/2032	7.375%	1,072,000	1,098,964
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	1,076,000	1,081,307
Total			13,580,725
Railroads 0.4%
Canadian Pacific Railway Co.
03/15/2029	4.000%	1,254,000	1,239,934
12/02/2031	2.450%	6,461,000	5,767,069
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	488,000	499,392
Norfolk Southern Corp.
06/15/2026	2.900%	4,357,000	4,350,245
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	1,020,000	1,059,138
Total			12,915,778
Restaurants 0.1%
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	1,574,000	1,523,830
Retailers 0.4%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	315,000	324,980
08/01/2033	7.375%	909,000	935,658
Amazon.com, Inc.
03/13/2036	4.875%	9,860,000	9,714,114
Beach Acquisition Bidco LLC(a),(i)
07/15/2033	10.000%	921,238	1,012,973
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	153,000	148,954
01/15/2030	6.375%	88,000	89,358
L Brands, Inc.
11/01/2035	6.875%	336,000	331,636
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	219,000	214,477
08/01/2031	8.250%	227,000	237,646
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	596,000	556,915
Total			13,566,711
Supermarkets 0.0%
Albertsons Cos, Inc.(a)
03/31/2032	5.625%	497,000	490,935
Technology 1.8%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	728,000	753,663
APLD ComputeCo 2 LLC(a)
03/15/2031	6.750%	1,149,000	1,139,044
APLD ComputeCo LLC(a)
12/15/2030	9.250%	1,284,000	1,379,262
Block, Inc.(a)
08/15/2030	5.625%	327,000	327,160
08/15/2033	6.000%	255,000	254,834
Block, Inc.
06/01/2031	3.500%	214,000	194,911
05/15/2032	6.500%	667,000	679,826
CACI International, Inc.(a)
06/15/2033	6.375%	442,000	452,228
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	4,000	1,955
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	308,000	147,607
Cipher Compute LLC(a)
11/15/2030	7.125%	600,000	622,210
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	1,570,000	1,422,905
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	1,586,000	1,556,993
06/30/2032	8.250%	493,000	468,235
08/15/2033	6.625%	157,000	140,787
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	2,686,000	2,175,474
Core Scientific Finance I LLC(a),(d)
05/15/2031	7.750%	698,000	696,339
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CoreWeave, Inc.(a)
06/01/2030	9.250%	347,000	351,339
02/01/2031	9.000%	697,000	692,794
10/01/2031	9.750%	709,000	713,393
Fair Isaac Corp.(a)
05/15/2033	6.000%	255,000	251,502
Fidelity National Information Services, Inc.
03/10/2028	4.450%	1,521,000	1,516,725
Flash Compute LLC(a)
12/31/2030	7.250%	334,000	340,702
HealthEquity, Inc.(a)
10/01/2029	4.500%	587,000	570,253
Intel Corp.
03/25/2050	4.750%	3,510,000	2,877,842
International Business Machines Corp.
05/15/2026	3.300%	8,620,000	8,616,188
ION Platform Finance US, Inc.(a)
09/30/2032	7.875%	678,000	525,143
ION Platform Finance US, Inc./SARL(a)
05/01/2028	4.625%	580,000	534,618
05/01/2028	5.000%	100,000	92,076
05/15/2028	5.750%	801,000	749,026
05/01/2029	8.750%	721,000	668,268
05/30/2029	9.500%	195,000	182,631
Iron Mountain, Inc.(a)
07/15/2028	5.000%	140,000	139,315
09/15/2029	4.875%	42,000	41,392
01/15/2033	6.250%	151,000	152,961
Meridian Arc Holdco LLC(a)
04/30/2031	6.250%	599,000	599,066
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	978,000	932,000
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	855,000	909,688
NCR Corp.(a)
04/15/2029	5.125%	146,000	141,858
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	908,000	918,061
05/15/2031	10.375%	267,000	275,668
02/15/2033	9.500%	212,000	212,328
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	411,000	392,789
05/11/2031	2.500%	570,000	512,472
01/15/2033	5.000%	3,969,000	3,972,833
Oracle Corp.
09/26/2065	6.100%	11,106,000	9,144,284
Picard Midco, Inc.(a)
03/31/2029	6.500%	945,000	920,241
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PR RNO Property Owner 1 LLC(a),(d)
05/01/2031	6.500%	684,000	677,990
Sabre GLBL, Inc.(a)
11/15/2029	10.750%	34,000	29,576
03/15/2030	10.750%	77,000	66,398
07/15/2030	11.125%	122,000	104,942
Science Applications International Corp.(a)
11/01/2033	5.875%	566,000	558,120
Seagate Data Storage Technology Pte Ltd.(a)
12/15/2029	8.250%	290,000	303,043
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	935,000	933,452
SV RNO Property Owner 1 LLC(a)
03/01/2031	5.875%	1,562,000	1,536,815
UKG, Inc.(a)
02/01/2031	6.875%	314,000	305,467
WEX, Inc.(a)
03/15/2033	6.500%	597,000	594,302
WULF Compute LLC(a)
10/15/2030	7.750%	278,000	292,078
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	829,000	673,182
Total			56,436,254
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	607,000	612,527
06/15/2032	8.375%	540,000	542,842
ERAC USA Finance LLC(a)
05/01/2028	4.600%	7,614,000	7,652,321
Total			8,807,690
Treasury 0.1%
Turkiye Government International Bond
01/14/2038	6.875%	3,644,000	3,486,751
Wireless 0.6%
Altice France(a)
04/15/2032	6.500%	514,481	506,239
07/15/2032	6.875%	519,055	510,503
Altice France Lux 3/Holdings 1(a)
01/15/2033	10.000%	111,800	110,401
T-Mobile US, Inc.
02/15/2031	2.550%	6,368,000	5,787,855
02/15/2031	2.875%	12,165,000	11,206,241
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	347,000	299,377
07/15/2031	4.750%	57,000	49,315
04/15/2032	7.750%	610,000	593,844
Total			19,063,775
Wirelines 0.2%
AT&T, Inc.
12/01/2057	3.800%	2,375,000	1,582,405
Iliad Holding SAS(a)
10/15/2028	7.000%	470,000	473,458
Iliad Holding SASU(a)
04/15/2031	8.500%	145,000	153,727
04/15/2032	7.000%	406,000	412,328
Level 3 Financing, Inc.(a)
01/15/2036	8.500%	447,000	479,463
Uniti Group LP/Fiber Holdings, Inc./CSL Capital LLC(a)
01/15/2030	6.000%	128,000	123,716
Uniti Group LP/Finance 2019, Inc./CSL Capital LLC(a)
06/15/2032	8.625%	213,000	222,796
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	733,000	775,501
Windstream Services LLC(a)
10/15/2033	7.500%	295,000	310,814
Total			4,534,208
Total Corporate Bonds & Notes (Cost $733,492,724)			704,819,584

Foreign Government Obligations(m) 5.6%

Angola 0.1%
Angolan Government International Bond(a)
05/08/2048	9.375%	3,432,000	3,342,450
Bahrain 0.1%
Bahrain Government International Bond(a)
02/03/2038	7.100%	1,903,000	1,860,176
Brazil 0.2%
Brazilian Government International Bond
01/12/2056	7.250%	5,240,000	5,270,993
Chile 0.1%
Corp Nacional del Cobre de Chile(a)
01/30/2037	5.529%	4,731,000	4,695,610
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colombia 0.4%
Colombia Government International Bond
04/15/2031	3.125%	7,757,000	6,761,927
04/22/2032	3.250%	2,860,000	2,427,068
01/21/2033	6.500%	3,559,000	3,542,237
Total			12,731,232
Dominican Republic 0.2%
Dominican Republic International Bond(a)
01/30/2030	4.500%	3,147,000	3,027,974
01/30/2060	5.875%	4,729,000	4,107,655
Total			7,135,629
Egypt 0.1%
Egypt Government International Bond(a)
02/16/2061	7.500%	3,521,000	2,814,566
Guatemala 0.2%
Guatemala Government Bond(a)
08/15/2036	6.250%	6,818,000	7,118,334
Hungary 0.1%
Hungary Government International Bond(a)
09/22/2032	6.250%	2,899,000	3,089,288
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	2,250,000	2,142,424
Indonesia 0.4%
Indonesia Government International Bond
07/28/2031	2.150%	1,774,000	1,565,819
02/11/2049	5.350%	970,000	928,444
Perusahaan Penerbit SBSN Indonesia III(a)
06/06/2032	4.700%	1,164,000	1,156,732
11/15/2033	5.600%	340,000	350,488
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(a)
05/21/2048	6.150%	4,445,000	4,283,055
PT Pertamina Persero(a)
05/30/2044	6.450%	5,603,000	5,739,047
Total			14,023,585
Ivory Coast 0.3%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	8,651,000	8,423,989
Mexico 1.0%
Comision Federal de Electricidad(a)
01/28/2034	6.045%	257,000	253,876
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico Government International Bond
03/22/2033	5.375%	6,164,000	6,061,504
02/09/2038	6.125%	10,560,000	10,448,593
Petroleos Mexicanos
06/15/2035	6.625%	9,599,000	9,248,478
01/23/2050	7.690%	6,712,000	6,132,937
Total			32,145,388
Mongolia 0.1%
Mongolia Government International Bond(a)
01/19/2028	8.650%	2,826,000	2,971,237
Nigeria 0.1%
Nigeria Government International Bond(a)
11/28/2047	7.625%	3,306,000	3,226,823
Oman 0.1%
Oman Government International Bond(a)
01/17/2048	6.750%	3,664,000	3,991,359
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%	2,465,000	2,484,872
Peru 0.4%
Peruvian Government International Bond
03/30/2036	5.500%	9,997,000	10,092,573
11/18/2050	5.625%	2,466,000	2,380,083
Total			12,472,656
Romania 0.1%
Romanian Government International Bond(a)
02/10/2037	7.500%	2,598,000	2,778,140
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	1,320,000	1,112,644
Saudi Arabia 0.3%
Gaci First Investment Co.(a)
10/13/2032	5.250%	4,205,000	4,242,936
GACI First Investment Co.(a)
01/29/2054	5.375%	2,282,000	2,044,603
Saudi Government International Bond(a)
02/02/2061	3.450%	2,996,000	1,865,248
Total			8,152,787
South Africa 0.4%
Republic of South Africa Government International Bond
09/30/2049	5.750%	3,444,000	2,775,375
04/20/2052	7.300%	4,437,000	4,256,182
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Republic of South Africa Government International Bond(a)
12/11/2055	7.250%	6,785,000	6,389,985
Total			13,421,542
Turkey 0.5%
Turkiye Government International Bond
02/12/2032	7.125%	14,868,000	15,168,561
United Arab Emirates 0.2%
DP World Ltd.(a)
09/25/2048	5.625%	3,620,000	3,303,643
DP World PLC(a)
07/02/2037	6.850%	3,540,000	3,811,188
Total			7,114,831
Total Foreign Government Obligations (Cost $181,699,456)			177,689,116

Joint Ventures(n) 0.7%
Value ($)
Itasca Park LLC(b),(h),(o),(p)	14,158,094
Itasca Park LLC - Unfunded(b),(h),(o),(p)	8,759,000
Total Joint Ventures (Cost $23,050,000)	22,917,094

Residential Mortgage-Backed Securities - Agency 37.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(c),(q)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	2.455%	21,412,200	2,043,589
CMO Series 2023-46 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	2.240%	30,035,289	3,203,378
CMO Series 2023-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2050	2.240%	35,780,400	4,409,093
CMO Series 2023-65 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2050	2.240%	15,510,360	1,740,500
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-102 Class SC
-1.0 x 30-day Average SOFR + 6.020% Cap 6.020% 12/25/2055	2.375%	34,237,596	3,238,979
CMO Series 2025-52 Class AS
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 07/25/2055	1.455%	71,093,646	3,687,514
CMO Series 2025-52A Class SA
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 07/25/2055	1.455%	42,221,888	2,235,801
CMO Series 2025-87 Class SA
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 10/25/2055	2.255%	42,196,004	3,557,013
Fannie Mae REMICS(c)
CMO Series 2022-60A Class FA
30-day Average SOFR + 0.700% Floor 0.700%, Cap 6.000% 09/25/2052	4.345%	22,886,685	22,615,100
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	4.495%	10,323,302	10,285,573
CMO Series 2025-15 Class ME
30-day Average SOFR + 3.300% Floor 3.300%, Cap 7.800% 04/25/2055	6.945%	12,268,685	12,284,885
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	4.495%	28,022,324	27,957,444
Fannie Mae REMICS(b),(c),(k),(q)
CMO Series 2026-36 Class SN
-1.0 x 30-day Average SOFR + 5.600% Cap 5.600% 05/25/2056	1.952%	38,000,000	2,803,636
Federal Home Loan Mortgage Corp.
12/01/2046	3.500%	3,851,466	3,602,083
12/01/2051	2.500%	16,137,307	13,749,637
03/01/2052	2.000%	23,948,351	19,208,140
05/01/2052	3.000%	42,176,734	37,150,953
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/01/2052- 12/01/2052	5.000%	22,328,309	22,364,185
02/01/2053- 05/01/2053	4.500%	52,027,795	50,350,016
12/01/2053	5.500%	16,007,328	16,329,846
12/01/2053	6.000%	18,075,102	18,825,914
Series 2024
08/01/2054	5.500%	21,915,015	22,371,866
Federal Home Loan Mortgage Corp.(r)
09/01/2049	3.000%	3,587,878	3,187,415
10/01/2053- 11/01/2054	5.000%	38,248,051	38,185,694
Federal Home Loan Mortgage Corp.(c),(q)
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	2.146%	128,073	9,877
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	2.296%	462,400	53,940
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	2.024%	370,430	38,946
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	2.290%	7,509,713	747,282
CMO Series 4979 Class KS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2048	2.290%	3,959,869	473,187
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	2.296%	565,301	52,424
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	2.216%	282,345	27,056
Federal Home Loan Mortgage Corp.(q)
CMO Series 4176 Class BI
03/15/2043	3.500%	538,238	61,213
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS(c),(q)
CMO Series 4703 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/15/2047	2.396%	14,747,933	1,648,584
CMO Series 4920 Class SA
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 10/15/2049	2.290%	26,366,285	2,626,425
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	2.246%	22,698,707	2,279,241
Federal Home Loan Mortgage Corp. REMICS(q)
CMO Series 5034 Class GI
11/25/2050	2.500%	15,669,959	2,453,499
CMO Series 5078 Class TI
02/25/2051	2.500%	21,273,538	3,204,114
CMO Series 5187 Class IK
01/25/2052	3.000%	18,886,095	3,082,974
Federal National Mortgage Association(c)
6-month Term SOFR + 1.415% Floor 1.415%, Cap 11.040% 06/01/2032	5.665%	1,763	1,781
1-year CMT + 2.305% Floor 2.305%, Cap 10.430% 07/01/2037	6.305%	40,825	42,330
Federal National Mortgage Association
08/01/2043- 07/01/2052	4.000%	61,418,883	58,332,924
04/01/2049- 04/01/2052	3.000%	31,993,612	28,396,078
01/01/2052- 04/01/2052	2.500%	41,840,813	35,451,394
05/01/2052	3.500%	65,113,699	59,692,777
09/01/2052- 09/01/2053	5.000%	26,969,404	26,924,931
10/01/2053	5.500%	17,382,973	17,733,201
CMO Series 2017-72 Class B
09/25/2047	3.000%	3,493,387	3,255,171
Federal National Mortgage Association(r)
01/01/2052	3.000%	17,123,503	15,114,491
Federal National Mortgage Association(c),(q)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	2.140%	1,477,394	141,046
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	2.390%	902,567	102,556
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	2.240%	632,885	71,640
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	2.240%	2,957,802	333,199
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	2.240%	6,153,686	639,937
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	2.390%	3,085,317	344,586
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	2.340%	2,812,157	326,109
CMO Series 2017-54 Class NS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	2.390%	2,637,237	338,221
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	2.390%	5,344,609	662,311
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	2.440%	3,493,853	412,657
CMO Series 2018-67 MS Class MS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	2.440%	2,664,591	322,786
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	2.390%	4,553,308	466,037
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	2.290%	10,995,960	1,109,026
CMO Series 2019-42 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	2.290%	19,339,887	1,892,872
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	2.290%	7,159,686	769,498
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	2.290%	6,083,606	741,370
Federal National Mortgage Association REMICS(c),(q)
CMO Series 2013-26 Class SE
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2043	2.390%	11,682,922	1,091,880
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	2.290%	16,593,288	1,727,297
Freddie Mac REMICS(c),(q)
CMO Series 2025-5564D Class NS
-1.0 x 30-day Average SOFR + 5.800% Cap 5.800% 08/25/2055	2.155%	56,598,113	4,473,300
CMO Series 5326 Class SE
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/25/2053	2.305%	16,243,518	1,251,990
CMO Series 5362 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2049	2.296%	19,620,707	2,191,323
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac REMICS(q)
CMO Series 5152 Class XI
11/25/2050	2.500%	33,018,658	4,554,868
CMO Series 5287 Class NI
05/25/2051	3.500%	17,411,682	3,467,122
Freddie Mac REMICS(c)
CMO Series 5460 Class FN
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 10/25/2054	4.745%	21,117,330	21,278,555
CMO Series 5462 Class FA
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 10/25/2054	4.745%	19,681,008	19,831,487
CMO Series 5500A Class FE
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 02/25/2055	5.045%	9,920,328	10,044,435
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	7.595%	12,117,421	12,250,024
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	7.595%	24,222,370	24,566,354
CMO Series 5518 Class FC
30-day Average SOFR + 1.320% Floor 1.320%, Cap 6.500% 03/25/2055	4.965%	12,653,020	12,800,028
CMO Series 5534 Class FD
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 05/25/2055	4.895%	13,147,293	13,173,130
CMO Series 5542 Class F
30-day Average SOFR + 4.300% 05/25/2055	7.945%	7,231,011	7,370,445
CMO Series 5560 Class MB
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.245%	12,484,656	12,778,044
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5563 Class FT
30-day Average SOFR + 1.350% Floor 1.350%, Cap 6.500% 08/25/2055	4.995%	17,750,395	17,963,674
CMO Series 5573 Class F
30-day Average SOFR + 1.000% Cap 8.550% 09/25/2055	7.945%	7,503,155	7,645,741
Government National Mortgage Association
04/20/2048	4.500%	2,573,998	2,531,983
Government National Mortgage Association(q)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	2,304,870	212,396
CMO Series 2020-175 Class KI
11/20/2050	2.500%	19,066,699	2,850,698
CMO Series 2020-189 Class HI
12/20/2050	3.000%	22,711,702	3,941,661
CMO Series 2020-191 Class UG
12/20/2050	3.500%	12,152,578	2,007,934
CMO Series 2021-119 Class QI
07/20/2051	3.000%	16,838,622	2,781,215
CMO Series 2021-140 Class IJ
08/20/2051	3.000%	27,850,016	4,692,912
CMO Series 2021-16 Class KI
01/20/2051	2.500%	16,839,779	2,450,282
CMO Series 2021-89 Class IO
05/20/2051	3.000%	18,066,627	3,226,457
CMO Series 2021-97 Class IQ
06/20/2051	2.500%	10,279,944	1,367,208
Government National Mortgage Association(c),(q)
CMO Series 2015-110 Class MS
-1.0 x 1-month Term SOFR + 5.596% Cap 5.710% 08/20/2045	1.935%	9,444,642	893,595
CMO Series 2016-120 Class NS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2046	2.325%	17,227,630	2,272,548
CMO Series 2017-130 Class GS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	2.425%	7,922,397	1,047,764
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	2.425%	3,436,375	394,325
CMO Series 2017-134 Class SD
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2047	2.425%	12,617,148	1,777,837
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	2.425%	4,219,363	552,430
CMO Series 2017-153 Class SE
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	2.425%	16,310,328	2,075,701
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	2.425%	1,823,624	214,661
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	2.375%	2,537,644	341,553
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	2.425%	2,364,421	266,383
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	2.425%	2,979,896	337,291
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	2.475%	3,883,085	386,051
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	2.425%	3,130,789	331,034
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-139 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	2.375%	2,221,465	239,212
CMO Series 2018-148 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2045	2.425%	17,913,025	2,022,535
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	2.425%	6,026,184	797,778
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	2.375%	5,064,099	557,289
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	2.425%	3,039,293	367,414
CMO Series 2018-89 Class SM
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	2.425%	4,101,552	429,806
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	2.425%	3,140,246	322,822
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	2.225%	4,837,237	507,566
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	2.375%	3,404,871	359,377
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	2.375%	3,720,366	407,835
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	2.275%	3,720,031	407,917
CMO Series 2019-6 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	2.325%	15,655,272	1,743,294
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	2.375%	3,271,616	284,426
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	2.375%	5,350,467	701,122
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	2.275%	2,608,481	325,260
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	2.275%	20,047,780	2,081,469
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	2.375%	4,728,729	516,769
CMO Series 2021-116 Class YS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2050	2.425%	20,541,756	2,755,974
CMO Series 2022-135 Class SE
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 08/20/2052	2.410%	44,153,097	4,224,674
CMO Series 2022-18 Class SL
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 01/20/2052	2.660%	18,491,140	2,725,515
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-207 Class SC
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2050	2.325%	32,049,636	3,638,089
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	1.860%	23,861,284	2,317,604
CMO Series 2022-81 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	2.425%	16,661,930	1,833,074
CMO Series 2023-101 Class SE
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	2.360%	16,413,659	848,491
CMO Series 2023-132 Class SB
-1.0 x 30-day Average SOFR + 6.500% Cap 6.500% 09/20/2053	2.860%	34,703,735	2,976,047
CMO Series 2023-141 Class SN
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	2.275%	29,880,086	3,354,246
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	2.275%	30,760,481	3,106,781
CMO Series 2023-66 Class AS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	2.325%	26,596,342	2,958,471
CMO Series 2024-30 Class XH
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 02/20/2054	2.210%	30,143,311	2,389,536
CMO Series 2024-51 Class SA
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 03/20/2054	2.360%	23,658,628	2,057,808
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-59 Class JS
30-day Average SOFR + 7.150% Cap 7.150% 04/20/2054	3.510%	35,735,812	3,679,352
CMO Series 2024-59 Class SW
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	1.810%	22,664,051	1,503,830
CMO Series 2024-64 Class KS
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	1.810%	50,584,807	3,780,805
CMO Series 2024-92 Class DS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 05/20/2054	2.310%	15,862,333	1,147,107
CMO Series 2025-150 Class MS
-1.0 x 30-day Average SOFR + 4.350% Cap 4.350% 09/20/2055	0.710%	187,694,369	4,550,462
CMO Series 2025-194 Class SL
-1.0 x 30-day Average SOFR + 6.080% Cap 6.080% 11/20/2055	2.440%	38,812,620	4,145,483
CMO Series 2025-41 Class HS
-1.0 x 30-day Average SOFR + 5.340% Cap 5.340% 03/20/2055	1.700%	32,801,216	2,229,886
CMO Series 2026-28 Class SB
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 01/20/2056	2.060%	32,615,090	2,299,243
CMO Series 2051-56Q Class SL
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2055	2.360%	33,868,261	3,126,010
Government National Mortgage Association(c)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	7.640%	11,474,407	11,404,816
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association TBA(d)
05/20/2056	4.000%	36,000,000	33,584,787
05/20/2056	4.500%	50,000,000	48,210,937
05/20/2056	5.000%	25,000,000	24,781,028
Uniform Mortgage-Backed Security TBA(d)
05/18/2041	3.000%	32,000,000	30,471,146
05/13/2056	3.500%	40,000,000	36,405,454
05/13/2056	5.500%	52,500,000	52,761,153
05/13/2056	6.000%	31,000,000	31,645,808
Total Residential Mortgage-Backed Securities - Agency (Cost $1,190,221,943)			1,174,165,069

Residential Mortgage-Backed Securities - Non-Agency 15.6%

A&D Mortgage Trust(a),(j)
CMO Series 2025-NQM4 Class A1
10/25/2070	5.225%	11,726,881	11,720,592
A&D Mortgage Trust(a),(g)
CMO Series 2026-NQM1 Class A1
02/25/2071	4.912%	10,646,511	10,572,603
Angel Oak Mortgage Trust(a),(j)
CMO Series 2025-13 Class A1
10/25/2070	4.929%	8,338,465	8,299,744
CMO Series 2025-8 Class A1
07/25/2070	5.410%	7,334,066	7,367,334
Barclays Mortgage Loan Trust(a),(j)
CMO Series 2026-NQM1 Class A1
12/25/2065	4.836%	13,202,663	13,070,254
CHNGE Mortgage Trust(a),(g)
CMO Series 2022-1 Class M1
01/25/2067	3.990%	4,000,000	3,431,866
CHNGE Mortgage Trust(a),(j)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	3,975,212	3,970,305
CIM Trust(a),(j)
CMO Series 2025-NR1 Class A1
06/25/2064	5.000%	4,914,615	4,814,551
COLT Mortgage Loan Trust(a),(g)
CMO Series 2021-3 Class A1
09/27/2066	0.956%	4,913,706	4,108,749
CMO Series 2021-5 Class A3
11/26/2066	2.807%	6,400,000	5,090,987
CMO Series 2021-6 Class A3
12/25/2066	3.006%	8,426,000	7,018,704
COLT Mortgage Loan Trust(a),(j)
CMO Series 2024-7 Class A1
12/26/2069	5.538%	5,376,558	5,402,435
Credit Suisse Mortgage Trust(a),(g)
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	982,761	878,800
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cross Mortgage Trust(a),(g)
CMO Series 2024-H7 Class A1
11/25/2069	5.585%	7,034,247	7,067,106
CMO Series 2025-H5 Class A1
07/25/2070	5.509%	5,129,809	5,157,584
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	4,350,271	4,326,532
CMO Series 2021-4 Class A1
11/25/2066	1.931%	4,503,143	4,003,259
CMO Series 2021-4 Class A3
11/25/2066	2.239%	4,708,221	4,192,740
EASY(a),(j)
CMO Series 2025-RTL1 Class A1
05/25/2040	6.456%	10,900,000	10,996,256
EFMT(a),(g)
CMO Series 2025-NQM6 Class A1
12/25/2070	5.001%	9,657,739	9,614,872
Ellington Financial Mortgage Trust(a),(g)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	2,500,000	2,436,656
FIGRE Trust(a),(g)
CMO Series 2023-HE3 Class B
01/25/2042	6.971%	2,854,538	2,928,016
FMC GMSR Issuer Trust(a),(g)
CMO Series 2020-GT1 Class A
01/25/2028	5.050%	10,500,000	10,349,856
Freddie Mac STACR REMIC Trust(a),(c)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.295%	812,202	816,003
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	8.895%	5,132,000	5,312,679
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(a),(c)
Subordinated CMO Series 2019-CS03 Class B2
30-day Average SOFR + 0.114% 10/25/2032	4.454%	9,613,737	9,297,533
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(q)
Subordinated CMO Series 2019-CS03 Class IO
10/25/2029	0.270%	749,682,887	5,091,771
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(c)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	6,861,353	6,658,566
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-CS01 Class B2
30-day Average SOFR + 0.114% 04/25/2033	4.454%	15,000,000	12,324,727
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(q)
CMO Series 2020-CS01 Class IO1
04/25/2030	0.080%	1,633,457,954	3,588,054
CMO Series 2020-CS01 Class IO2
04/25/2030	0.125%	1,633,457,954	5,606,354
GCAT Trust(a),(g)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	3,146,083	3,046,426
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	4,100,000	3,536,447
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	7,500,000	6,178,596
CMO Series 2021-NQM7 Class A3
08/25/2066	2.891%	10,000,000	8,390,786
CMO Series 2025-NQM5 Class A1
08/25/2070	4.981%	14,989,579	14,906,713
GCAT Trust(a),(j)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.550%	5,574,964	5,598,869
GITSIT Mortgage Loan Trust(a),(j)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.276%	1,916,015	1,916,015
CMO Series 2025-NPL2 Class A1
12/25/2055	5.425%	7,730,557	7,689,161
GS Mortgage-Backed Securities Corp. Trust(a),(j)
CMO Series 2025-NQM6 Class A1
11/25/2029	5.021%	9,884,851	9,837,697
GS Mortgage-Backed Securities Trust(a),(j)
CMO Series 2025-NQM4 Class A1
10/25/2065	5.006%	8,568,665	8,526,161
HOMES Trust(a),(j)
CMO Series 2025-AFC2 Class AIA
06/25/2060	5.471%	6,836,525	6,851,861
HOMES Trust(a),(g)
CMO Series 2025-AFC4 Class A1
11/25/2060	5.149%	10,273,107	10,238,838
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	11,954,915	11,921,406
CMO Series 2025-1 Class A
11/25/2042	6.500%	3,449,017	3,449,402
Imperial Fund Mortgage Trust(a),(g)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	2,645,616	2,362,464
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Legacy Mortgage Asset Trust(a),(j)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	4,203,492	4,216,129
CMO Series 2021-GS2 Class A1
04/25/2061	5.750%	3,116,246	3,120,638
MFA Trust(a),(g)
CMO Series 2020-NQM1 Class M1
08/25/2049	3.071%	2,800,000	2,646,489
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	12,854,000	12,480,787
MFA Trust(j)
CMO Series 2024-NPL1 Class A1
09/25/2054	6.330%	12,098,243	12,137,383
New Residential Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2020-RPL1 Class B4
11/25/2059	3.825%	10,000,000	6,894,203
PRET LLC(a),(j)
CMO Series 2025-NPL4 Class A1
04/25/2055	6.368%	7,491,410	7,496,556
PRPM LLC(a),(j)
CMO Series 2024-8 Class A1
12/25/2029	5.897%	3,705,369	3,707,369
CMO Series 2025-2 Class A1
05/25/2030	6.469%	8,054,343	8,041,859
PRPM Trust(a),(g)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.606%	8,709,551	8,753,502
CMO Series 2025-NQM4 Class A1
07/25/2070	4.980%	6,270,336	6,236,406
RCO Trust(a),(j)
CMO Series 2025-PR1 Class A
02/25/2055	6.250%	6,316,049	6,236,571
RCO VIII Mortgage LLC(a),(j)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	3,521,442	3,524,086
SAIF Securitization Trust(a),(j)
CMO Series 2025-CES1 Class A1
06/25/2065	5.406%	7,310,345	7,311,273
Saluda Grade Alternative Mortgage Trust(a),(g)
Subordinated CMO Series 2023-FIG4 Class CE
11/25/2053	49.381%	3,675,277	6,554,596
SG Residential Mortgage Trust(a),(g)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	3,264,732	3,223,251
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2020-3 Class M1
04/25/2065	3.544%	6,500,000	5,977,964
CMO Series 2021-3 Class A1
06/25/2056	1.127%	1,380,751	1,200,290
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-6 Class A3
11/25/2066	2.933%	13,954,000	10,298,726
CMO Series 2022-2 Class A1
02/25/2067	4.174%	2,078,904	2,013,509
Structured Agency Credit Risk(c)
Subordinated CMO Series 2020-CS02 Class B1
30-day Average SOFR + 0.114% 06/25/2033	4.465%	5,839,332	5,720,860
Toorak Mortgage Trust(a),(j)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	10,200,000	10,216,093
Toorak Mortgage Trust(a),(g)
CMO Series 2025-RRTL1 Class M1
02/25/2040	6.791%	4,800,000	4,822,423
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	6,476,215	6,469,445
Vericrest Opportunity Loan Transferee CVI LLC(a),(j)
CMO Series 2021-NP12 Class A1
12/26/2051	2.734%	8,865,272	8,871,861
Verus Securitization Trust(a),(g)
CMO Series 2021-5 Class A2
09/25/2066	1.218%	1,390,008	1,203,325
CMO Series 2021-5 Class A3
09/25/2066	1.373%	2,631,852	2,288,201
CMO Series 2021-5 Class M1
09/25/2066	2.331%	2,600,000	1,866,305
CMO Series 2021-7 Class A3
10/25/2066	2.240%	4,842,047	4,272,133
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	446,265	435,009
Subordinated CMO Series 2021-8 Class B1
11/25/2066	4.242%	12,412,000	10,671,408
Verus Securitization Trust(a),(j)
CMO Series 2025-6 Class A1
07/25/2070	5.417%	10,012,184	10,057,051
Visio Trust(a)
CMO Series 2021-1R Class A1
05/25/2056	1.280%	2,906,639	2,724,341
CMO Series 2021-1R Class A2
05/25/2056	1.484%	924,701	869,384
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $508,313,008)			492,525,756

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Altice Luxembourg France SA, CVR(a),(b),(h),(k),(p)	467	7,407
Total Communication Services		7,407
Total Rights (Cost $27)		7,407

Senior Loans 5.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Goat Holdco LLC(c),(s)
Tranche B Term Loan
1-month Term SOFR + 2.500% 01/27/2032	6.152%	50,503	50,492
Karman Holdings, Inc.(c),(s)
Term Loan
3-month Term SOFR + 2.750% 04/01/2032	6.461%	488,928	490,556
Signature Aviation US Holdings, Inc.(c),(s)
Tranche B2 Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 07/01/2031	6.164%	395,006	396,937
TransDigm, Inc.(c),(s)
Tranche J Term Loan
1-month Term SOFR + 2.500% 02/28/2031	6.152%	294,750	295,130
Tranche N Term Loan
1-month Term SOFR + 2.500% 02/13/2033	6.152%	22,397	22,430
TransDigm, Inc.(c),(s),(t)
Tranche M Term Loan
1-month Term SOFR + 2.500% 08/19/2032	6.152%	2,038,026	2,040,941
Total			3,296,486
Airlines 0.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(c),(s),(t)
Term Loan
3-month Term SOFR + 2.250% 04/20/2028	5.925%	1,500,000	1,490,415
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(c),(s)
Term Loan
3-month Term SOFR + 2.750% 05/28/2032	6.425%	395,788	393,726
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc.(c),(s)
Term Loan
3-month Term SOFR + 2.250% 06/04/2029	5.907%	294,000	286,388
Total			2,170,529
Automotive 0.0%
American Axle & Manufacturing, Inc.(c),(s)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	6.654%	149,609	149,376
Clarios Global LP(c),(s),(t)
1st Lien Term Loan
1-month Term SOFR + 2.750% 01/28/2032	6.402%	718,704	721,701
First Brands Group LLC(f),(s),(u)
1st Lien Term Loan
03/30/2027	10.779%	147,897	124
First Brands Group LLC(c),(s),(u)
Debtor in Possession Term Loan
1-month Term SOFR + 10.000% 06/29/2026	13.657%	58,587	13,768
Term Loan
1-month Term SOFR + 7.000% 06/29/2026	10.657%	169,688	156
Total			885,125
Brokerage/Asset Managers/Exchanges 0.2%
Aretec Group, Inc.(c),(s)
Tranche B4 1st Lien Term Loan
1-month Term SOFR + 3.000% 08/09/2030	6.652%	294,778	295,314
Chicago US Midco III LP(c),(s),(t),(v)
Delayed Draw Term Loan
3-month Term SOFR + 2.500% 11/01/2032	2.500%	55,557	55,585
Chicago US Midco III LP(c),(s)
Term Loan
1-month Term SOFR + 2.500% 11/01/2032	6.152%	374,083	374,270
DRW Holdings LLC(c),(s),(t)
1st Lien Term Loan
1-month Term SOFR + 3.500% 06/26/2031	7.152%	750,000	742,500
Focus Financial Partners LLC(c),(s),(t)
Tranche C Term Loan
1-month Term SOFR + 2.500% 09/15/2031	6.152%	2,077,443	2,060,138
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
GTCR Everest Borrower LLC(c),(s)
Term Loan
3-month Term SOFR + 2.500% 09/05/2031	6.200%	181,465	181,026
HighTower Holding LLC(c),(s)
Term Loan
3-month Term SOFR + 2.750% 02/03/2032	6.413%	146,244	145,970
Jefferies Finance LLC(c),(s)
Term Loan
1-month Term SOFR + 2.750% 10/21/2031	6.418%	167,913	166,444
June Purchaser LLC(c),(s),(t),(v)
Delayed Draw Term Loan
3-month Term SOFR + 2.750% 11/28/2031	2.750%	19,286	19,313
June Purchaser LLC(c),(s)
Term Loan
3-month Term SOFR + 2.750% 11/28/2031	6.450%	114,557	114,721
Osaic Holdings, Inc.(c),(s)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 07/30/2032	6.200%	218,578	218,418
PEX Holdings LLC(c),(s)
Term Loan
3-month Term SOFR + 2.750% 11/26/2031	6.450%	199,326	199,825
VFH Parent LLC(c),(s),(t)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/21/2031	6.152%	1,447,023	1,450,641
Total			6,024,165
Building Materials 0.2%
Cornerstone Building Brands, Inc.(c),(s)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.174%	44,155	22,298
Covia Holdings LLC(c),(s)
Term Loan
3-month Term SOFR + 2.750% 02/26/2032	6.427%	348,246	346,793
DG Investment Intermediate Holdings 2, Inc.(c),(s)
1st Lien Term Loan
1-month Term SOFR + 3.250% 07/09/2032	6.902%	388,681	388,926
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Green Infrastructure Partners, Inc.(c),(s)
Term Loan
3-month Term SOFR + 2.750% 09/24/2032	6.450%	432,655	433,196
Johnstone Supply LLC(c),(s)
Term Loan
1-month Term SOFR + 2.250% 06/09/2031	5.918%	420,794	420,638
LBM Acquisition LLC(c),(s)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	7.502%	293,994	244,603
Madison Safety & Flow LLC(c),(s)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 2.500% 09/26/2031	6.154%	448,956	449,437
Park River Holdings, Inc.(c),(s)
Term Loan
3-month Term SOFR + 4.500% 03/15/2031	8.192%	92,719	92,514
Quikrete Holdings, Inc.(c),(s)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 04/14/2031	5.902%	293,262	293,348
Tranche B2 1st Lien Term Loan
1-month Term SOFR + 2.250% 03/19/2029	5.902%	149,239	149,321
Quikrete Holdings, Inc.(c),(s),(t)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/10/2032	5.902%	1,750,474	1,751,139
Smyrna Ready Mix Concrete LLC(c),(s),(t)
Term Loan
1-month Term SOFR + 3.000% 04/02/2029	6.652%	1,169,792	1,167,967
Specialty Building Products Holdings LLC(c),(s)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	7.502%	116,923	101,358
Standard Building Solutions, Inc.(c),(s)
Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 09/22/2028	5.403%	95,647	95,715
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
White Cap Supply Holdings LLC(c),(s)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	6.918%	294,742	292,874
Total			6,250,127
Cable and Satellite 0.1%
Iridium Communications, Inc.(c),(s)
Tranche B4 Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 09/20/2030	5.902%	250,000	245,282
Sunrise Financing Partnership(c),(s),(t)
Tranche AAA Term Loan
6-month Term SOFR + 2.470% 02/15/2032	6.099%	901,999	901,657
Telesat Canada(c),(s)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	6.684%	200,000	170,312
Total			1,317,251
Chemicals 0.3%
A-AP Buyer, Inc.(c),(s),(t)
Term Loan
3-month Term SOFR + 2.750% 09/09/2031	6.413%	445,299	446,599
Chemours Co. (The)(c),(s),(t)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 10/15/2032	7.152%	1,069,093	1,065,084
Ineos Quattro Holdings UK Ltd.(c),(s)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.002%	3,247,929	2,973,901
Ineos US Finance LLC(c),(s)
Term Loan
1-month Term SOFR + 3.250% 02/19/2030	6.902%	1,958,527	1,817,023
1-month Term SOFR + 3.000% 02/07/2031	6.652%	500,922	462,516
Innophos Holdings, Inc.(c),(s)
Term Loan
1-month Term SOFR + 4.250% 03/16/2029	8.017%	147,644	139,801
Lummus Technology Holdings V LLC(c),(s)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/31/2029	6.152%	167,682	167,053
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Olympus Water US Holding Corp.(c),(s)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	6.700%	471,641	465,336
Qnity Electronics, Inc.(c),(s),(t)
Term Loan
1-month Term SOFR + 2.000% 11/01/2032	5.652%	769,370	771,617
Rockpoint Gas Storage Partners LP(c),(s)
Term Loan
3-month Term SOFR + 2.500% 09/18/2031	6.200%	148,125	148,289
USALCO LLC(c),(s)
Term Loan
1-month Term SOFR + 3.500% 09/30/2031	7.154%	260,031	259,642
Windsor Holdings III LLC(c),(s),(t)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/01/2030	6.402%	1,543,295	1,535,964
Total			10,252,825
Construction Machinery 0.0%
Engineered Machinery Holdings, Inc.(c),(s)
Term Loan
3-month Term SOFR + 3.250% 11/26/2032	6.950%	76,350	76,780
Consumer Cyclical Services 0.3%
Allied Universal Holdco LLC(c),(s)
Term Loan
1-month Term SOFR + 3.250% 08/20/2032	6.902%	454,685	455,790
AmSpec Parent LLC(c),(s)
Term Loan
3-month Term SOFR + 3.500% 12/22/2031	7.200%	148,905	148,533
Arches Buyer, Inc.(c),(s),(t)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.002%	1,293,041	1,290,778
BCPE Empire Holdings, Inc.(c),(s)
1st Lien Term Loan
1-month Term SOFR + 3.500% 12/29/2032	7.152%	249,623	249,077
Corporation Service Co.(c),(s),(t)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	5.652%	985,933	984,353
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cushman & Wakefield US Borrower LLC(c),(s),(t)
Term Loan
1-month Term SOFR + 2.750% 01/31/2030	6.402%	1,150,000	1,152,875
Fleet Midco I Ltd.(b),(c),(s)
Tranche B2 Term Loan
3-month Term SOFR + 2.750% 02/21/2031	6.419%	101,149	101,655
Frontdoor, Inc.(c),(s)
Tranche B Term Loan
1-month Term SOFR + 2.250% 12/19/2031	5.902%	397,985	398,649
GBT US III LLC(c),(s),(t)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% 07/25/2031	5.667%	1,500,000	1,484,190
OMNIA Partners LLC(c),(s)
Tranche B Term Loan
3-month Term SOFR + 2.750% 12/31/2032	6.433%	396,508	398,292
Prime Security Services Borrower LLC(c),(s),(t)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.000% 10/13/2030	5.657%	1,930,327	1,931,543
Raven Acquisition Holdings LLC(c),(s),(t),(v)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 11/19/2031	3.000%	21,673	21,530
Raven Acquisition Holdings LLC(c),(s)
Term Loan
1-month Term SOFR + 3.000% 11/19/2031	6.652%	300,389	298,407
Rosen International SARL(c),(s)
Term Loan
3-month Term SOFR + 2.250% 03/26/2031	5.950%	453,833	455,675
WW International, Inc.(c),(s)
Term Loan
3-month Term SOFR + 6.800% 06/24/2030	10.506%	250,000	161,945
Total			9,533,292
Consumer Products 0.1%
Bombardier Recreational Products, Inc.(c),(s),(t)
Term Loan
1-month Term SOFR + 2.250% 01/22/2031	5.902%	1,040,655	1,038,096
Lavender Dutch BorrowCo BV(c),(s),(t)
Tranche B Term Loan
3-month Term SOFR + 3.250% 12/30/2032	6.950%	1,643,081	1,630,248
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Recess Holdings, Inc.(c),(s)
1st Lien Term Loan
3-month Term SOFR + 3.750% 02/20/2030	7.417%	92,369	92,744
SRAM LLC(c),(s)
Term Loan
1-month Term SOFR + 2.250% 02/27/2032	5.902%	400,889	399,217
Total			3,160,305
Diversified Manufacturing 0.3%
Columbus McKinnon Corp.(c),(s),(t)
Term Loan
3-month Term SOFR + 3.500% 02/03/2033	7.200%	1,779,361	1,780,109
CompoSecure Holdings LLC(c),(s),(t)
Term Loan
1-month Term SOFR + 2.250% 01/14/2033	5.918%	1,076,433	1,078,231
Dynamo Midco BV(c),(s)
Tranche B1 Term Loan
1-month Term SOFR + 3.250% 09/30/2031	6.907%	59,103	52,257
EMRLD Borrower LP(c),(s)
Term Loan
3-month Term SOFR + 2.250% 05/31/2030	5.923%	280,439	280,638
Filtration Group Corp.(c),(s)
Tranche B Term Loan
1-month Term SOFR + 2.500% 10/21/2028	6.152%	375,545	375,947
Gates Corp.(c),(s),(t)
Tranche B5 Term Loan
1-month Term SOFR + 1.750% 06/04/2031	5.402%	1,500,000	1,501,515
Madison IAQ LLC(c),(s),(t)
Term Loan
6-month Term SOFR + 2.750% 11/08/2032	6.378%	1,088,253	1,090,843
Resilience Parent LLC(c),(s)
Term Loan
3-month Term SOFR + 2.500% 02/28/2033	6.126%	171,559	171,902
Tiger Acquisition LLC(c),(s)
Term Loan
1-month Term SOFR + 2.500% 08/23/2032	6.154%	284,288	285,178
TK Elevator Midco GmbH(c),(s),(t)
Tranche B Term Loan
6-month Term SOFR + 2.750% 04/30/2030	6.377%	1,793,317	1,807,771
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WEC US Holdings, Inc.(c),(s),(t)
Term Loan
1-month Term SOFR + 2.000% 01/27/2031	5.665%	1,530,219	1,533,264
Total			9,957,655
Electric 0.1%
Astoria Project Partners LLC/Energy LLC(c),(s)
Tranche B Term Loan
3-month Term SOFR + 2.250% 06/23/2032	5.919%	271,429	272,023
Bayonne Energy Center LLC(c),(s)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/01/2032	6.700%	196,564	196,156
Carroll County Energy LLC(c),(s)
Term Loan
3-month Term SOFR + 2.750% 06/30/2031	6.450%	302,063	303,446
Clean Energy Future-Trumbull LLC(c),(s),(t)
Tranche B Term Loan
3-month Term SOFR + 3.000% 04/22/2033		112,657	112,798
Compass Power Generation LLC(c),(s)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 04/14/2029	6.902%	43,318	43,687
Constellation Renewables LLC(c),(s)
Term Loan
3-month Term SOFR + 2.000% Floor 1.000% 12/15/2027	5.673%	400,000	399,668
Cornerstone Generation LLC(c),(s),(t)
Tranche B Term Loan
3-month Term SOFR + 2.250% 08/11/2032	5.913%	884,548	885,972
CPV Fairview LLC(c),(s)
Tranche B Term Loan
3-month Term SOFR + 2.500% 08/14/2031	6.200%	54,461	54,461
CPV Three Rivers LLC(c),(s)
Tranche B Term Loan
3-month Term SOFR + 2.750% 04/15/2033	6.423%	75,737	75,879
EFS Cogen Holdings I LLC(c),(s)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/03/2031	6.700%	371,138	371,951
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hamilton Projects Acquiror LLC(c),(s)
Term Loan
1-month Term SOFR + 2.500% 05/30/2031	6.152%	113,056	113,606
Invenergy Thermal Operating I LLC(c),(s)
Tranche B Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.380%	79,575	80,172
Tranche C Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.380%	5,176	5,214
Lackawanna Energy Center LLC(c),(s)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/05/2032	6.411%	140,146	140,496
New Frontera Holdings LLC(c),(s)
2nd Lien Term Loan
3-month Term SOFR + 1.500% Floor 1.000% 07/28/2028	5.461%	250,000	245,000
South Field Energy LLC(c),(s)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.700%	363,144	363,750
Tranche C Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.700%	22,709	22,747
West Deptford Energy Holdings LLC(c),(s)
Term Loan
1-month Term SOFR + 4.000% 07/24/2032	7.652%	76,184	75,835
Total			3,762,861
Environmental 0.1%
EnergySolutions LLC/Envirocare of Utah LLC(c),(s)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	6.902%	152,932	153,220
GFL Environmental Services, Inc.(c),(s)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.166%	398,000	398,497
Northstar Group Services, Inc.(c),(s)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	8.413%	101,728	102,046
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Reworld Holding Corp.(c),(s)
Tranche B Term Loan
1-month Term SOFR + 2.250% 01/15/2031	5.911%	78,423	78,423
Tranche C Term Loan
1-month Term SOFR + 2.250% 01/15/2031	5.911%	12,744	12,744
Reworld Holding Corp.(c),(s),(t)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	5.902%	1,544,255	1,544,904
Tidal Waste & Recycling Holdings LLC(c),(s)
Term Loan
3-month Term SOFR + 2.750% 10/24/2031	6.450%	357,893	358,086
Total			2,647,920
Finance Companies 0.1%
Neptune BidCo US, Inc.(c),(s)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 5.000% 02/03/2033	8.769%	400,520	391,808
Orion Midco Ltd.(c),(s)
1st Lien Term Loan
3-month Term SOFR + 3.500% 10/08/2032	7.169%	444,966	444,201
Red SPV LLC(c),(s),(t)
Term Loan
1-month Term SOFR + 2.250% 03/15/2032	5.902%	1,552,106	1,549,685
Snacking Investments Bidco Pty Ltd.(c),(s)
Term Loan
3-month Term SOFR + 3.000% 10/29/2032	6.663%	413,200	414,060
Total			2,799,754
Food and Beverage 0.2%
Aramark Intermediate HoldCo Corp.(c),(s)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 04/06/2028	5.402%	300,000	300,624
Aspire Bakeries Holdings LLC(c),(s)
Term Loan
1-month Term SOFR + 3.000% 12/23/2030	6.652%	104,650	104,978
CHG PPC Parent LLC(c),(s)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	6.767%	306,994	307,089
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Froneri International Ltd.(c),(s),(t)
Tranche B6 1st Lien Term Loan
6-month Term SOFR + 2.500% 09/30/2032	5.877%	1,804,000	1,790,092
Golden State Foods LLC(c),(s)
Term Loan
3-month Term SOFR + 3.500% 12/04/2031	7.200%	337,207	338,407
Primo Brands Corp.(c),(s),(t)
1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 03/31/2031	6.450%	1,824,508	1,834,981
Sazerac Co., Inc.(c),(s),(t)
Tranche B2 Term Loan
1-month Term SOFR + 2.000% 07/09/2032	5.660%	1,149,080	1,147,712
Treehouse Foods, Inc.(c),(s)
Term Loan
1-month Term SOFR + 4.250% 02/11/2033	7.902%	121,167	122,038
Utz Quality Foods LLC(c),(s)
1st Lien Term Loan
3-month Term SOFR + 2.500% 01/29/2032	6.200%	300,000	300,219
Total			6,246,140
Gaming 0.3%
Caesars Entertainment, Inc.(c),(s),(t)
Tranche B Term Loan
1-month Term SOFR + 2.250% 02/06/2030	5.902%	371,901	359,584
Caesars Entertainment, Inc.(c),(s)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2031	5.902%	415,616	401,851
ECL Entertainment LLC(c),(s)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/30/2030	6.652%	142,777	142,107
Entain PLC(c),(s),(t)
Tranche B5 Term Loan
3-month Term SOFR + 2.250% 07/31/2032	5.951%	1,000,000	999,820
Entain PLC(c),(s)
Tranche B6 Term Loan
3-month Term SOFR + 2.250% 10/31/2029	5.951%	394,270	394,518
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Fertitta Entertainment LLC(c),(s)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/27/2029	6.902%	293,130	290,442
Flutter Entertainment PLC(c),(s)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	5.450%	293,250	292,150
Flutter Entertainment PLC(c),(s),(t)
Tranche B Term Loan
3-month Term SOFR + 2.000% 06/04/2032	5.700%	1,005,455	998,548
HRNI Holdings LLC(c),(s)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.100%	257,812	248,575
Jack Ohio Finance LLC(c),(s)
Term Loan
1-month Term SOFR + 4.000% 02/02/2032	7.652%	308,144	304,486
Light and Wonder International, Inc.(c),(s),(t)
Tranche B3 Term Loan
1-month Term SOFR + 2.000% 04/16/2029	5.653%	616,438	616,439
Ontario Gaming GTA LP(c),(s)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	7.950%	246,748	233,608
PCI Gaming Authority(c),(s),(t)
Tranche B Term Loan
1-month Term SOFR + 2.000% 07/18/2031	5.652%	1,000,000	1,003,390
Peninsula Pacific Entertainment Development LLC(c),(s)
Tranche B Term Loan
3-month Term SOFR + 4.750% 10/01/2032	8.450%	121,210	120,401
Voyager Parent LLC(c),(s),(t)
Tranche B Term Loan
3-month Term SOFR + 4.250% 07/01/2032	7.950%	1,413,042	1,412,463
Total			7,818,382
Health Care 0.4%
CHG Healthcare Services, Inc.(c),(s)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/29/2028	6.402%	248,125	248,281
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hologic, Inc.(c),(s),(t)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 2.250% 04/07/2033	5.924%	1,520,278	1,511,734
Mamba Purchaser, Inc.(c),(s)
1st Lien Term Loan
1-month Term SOFR + 2.750% 10/14/2031	6.402%	416,305	416,630
Medline Borrower LP(c),(s)
Term Loan
1-month Term SOFR + 1.750% 10/23/2030	5.402%	1,945,255	1,949,944
Paradigm Parent LLC(c),(s)
Term Loan
3-month Term SOFR + 4.500% 04/16/2032	8.200%	248,750	215,636
Parexel International, Inc.(c),(s),(t)
Term Loan
1-month Term SOFR + 2.750% 12/12/2031	6.402%	2,032,603	2,032,603
Resonetics LLC(c),(s)
1st Lien Term Loan
3-month Term SOFR + 2.750% 06/18/2031	6.419%	393,103	394,149
Southern Veterinary Partners LLC(c),(s),(t)
1st Lien Term Loan
1-month Term SOFR + 2.500% 12/04/2031	6.154%	1,598,250	1,594,254
Star Parent, Inc.(c),(s),(t)
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/27/2030	7.700%	1,794,000	1,794,126
Upstream Newco, Inc.(c),(s)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2029	8.187%	131,370	121,703
US Fertility Enterprises LLC(c),(s),(t),(v)
Delayed Draw Term Loan
3-month Term SOFR + 1.750% 12/30/2032	1.750%	27,083	27,150
US Fertility Enterprises LLC(c),(s)
Term Loan
1-month Term SOFR + 3.500% 12/30/2032	7.152%	178,744	179,191
WS Audiology A/S(c),(s)
Tranche B9 Term Loan
6-month Term SOFR + 3.250% 02/28/2029	6.919%	345,137	340,823
Total			10,826,224
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.0%
Alera Group, Inc.(c),(s)
1st Lien Term Loan
1-month Term SOFR + 2.750% 05/30/2032	6.402%	397,484	392,722
Home Construction 0.0%
Construction Partners, Inc.(c),(s)
Term Loan
1-month Term SOFR + 2.500% 11/03/2031	6.152%	396,985	399,136
Salas O’Brien, Inc.(c),(s),(t),(v)
Delayed Draw Term Loan
3-month Term SOFR + 0.000% 01/22/2033		8,316	8,337
Salas O’Brien, Inc.(c),(s)
Term Loan
1-month Term SOFR + 2.750% 01/31/2033	6.402%	64,449	64,610
Tecta America Corp.(c),(s)
Term Loan
1-month Term SOFR + 2.750% 02/18/2032	6.402%	234,677	234,351
Total			706,434
Independent Energy 0.0%
Hilcorp Energy I LP(c),(s)
Term Loan
1-month Term SOFR + 1.750% 02/11/2030	5.411%	59,400	59,449
Integrated Energy 0.0%
Pelican Pipeline LLC(c),(s)
Term Loan
3-month Term SOFR + 2.750% 03/25/2033	6.466%	116,966	117,551
Leisure 0.1%
Alterra Mountain Co.(c),(s)
Tranche B8 Term Loan
1-month Term SOFR + 2.500% 05/31/2030	6.152%	67,292	67,348
Tranche B9 Term Loan
1-month Term SOFR + 2.500% 08/17/2028	6.152%	277,485	277,571
Arcis Golf LLC(c),(s)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 11/24/2028	6.402%	398,122	398,619
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Bulldog Purchaser, Inc.(c),(s)
1st Lien Term Loan
3-month Term SOFR + 3.250% 02/04/2033	6.913%	390,273	391,248
Cinemark USA, Inc.(c),(s)
Term Loan
3-month Term SOFR + 2.250% 05/24/2030	5.916%	392,545	393,876
EOC Borrower LLC(c),(s)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/24/2032	6.402%	44,663	44,763
Motion Acquisition Ltd.(c),(s)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	7.200%	99,727	88,228
TKO Worldwide Holdings LLC(c),(s),(t)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.000% 11/21/2031	5.664%	1,760,388	1,764,402
Total			3,426,055
Life Insurance 0.0%
OneDigital Borrower LLC(c),(s)
1st Lien Term Loan
1-month Term SOFR + 3.000% 07/02/2031	6.652%	178,791	176,020
Lodging 0.1%
Hilton Grand Vacations Borrower LLC(c),(s),(t)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 08/02/2028	5.652%	1,699,217	1,700,169
SGH2 LLC(c),(s)
Term Loan
3-month Term SOFR + 4.500% 08/18/2032	8.200%	379,129	376,286
Travel + Leisure Co.(c),(s)
Term Loan
1-month Term SOFR + 2.000% 12/14/2029	5.652%	224,759	224,638
TRQ Sales LLC(c),(s),(t)
Term Loan
3-month Term SOFR + 3.250% 12/30/2032	6.951%	1,648,961	1,618,042
Total			3,919,135
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.2%
Cengage Learning, Inc.(c),(s)
1st Lien Term Loan
1-month Term SOFR + 3.000% 03/24/2031	6.653%	197,010	192,741
Creative Artists Agency LLC(c),(s),(t)
Term Loan
1-month Term SOFR + 2.500% 10/01/2031	6.152%	1,544,780	1,548,209
NEP Group, Inc.(c),(s)
Term Loan
1-month Term SOFR + 4.500% 10/17/2031	8.152%	203,476	183,053
Oak-Eagle Acquireco, Inc.(c),(s),(t)
Tranche B Term Loan
3-month Term SOFR + 3.500% 03/24/2033		2,425,686	2,426,292
Plano Holdco, Inc.(c),(s)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.200%	409,667	329,782
Univision Communications, Inc.(c),(s)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	7.017%	394,253	391,131
Total			5,071,208
Midstream 0.2%
AL GCX Holdings LLC(c),(s),(t)
Term Loan
1-month Term SOFR + 2.250% 12/17/2032	5.911%	1,614,923	1,615,940
CQP Holdco LP(c),(s),(t)
Term Loan
3-month Term SOFR + 1.750% 12/31/2032	5.450%	2,046,263	2,044,606
GIP Pilot Acquisition Partners LP(c),(s)
Term Loan
3-month Term SOFR + 2.000% 10/04/2030	5.674%	292,247	293,196
ITT Holdings LLC(c),(s)
Term Loan
1-month Term SOFR + 1.975% 10/11/2030	5.627%	397,000	397,198
Oryx Midstream Services Permian Basin LLC(c),(s)
Term Loan
1-month Term SOFR + 2.250% 10/05/2028	5.904%	293,288	294,042
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WhiteWater DBR Holdco LLC(c),(s)
Tranche B1 Term Loan
3-month Term SOFR + 2.250% 03/03/2031	6.000%	241,168	242,225
Total			4,887,207
Natural Gas 0.0%
AL GCX Fund VIII Holdings LLC(c),(s)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	5.661%	24,422	24,416
Other Financial Institutions 0.3%
19th Holdings Golf LLC(c),(s)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	7.011%	293,147	292,966
A-AG US GSI Bidco, Inc.(c),(s)
Term Loan
3-month Term SOFR + 5.000% 10/31/2031	8.700%	71	71
Acuren Delaware Holdco, Inc.(c),(s)
Term Loan
1-month Term SOFR + 2.750% 07/30/2031	6.402%	224,761	225,572
Apex Group Treasury LLC(c),(s)
Term Loan
3-month Term SOFR + 3.500% 02/27/2032	7.166%	265,274	248,806
BCP VI Summit Holdings LP(c),(s)
Term Loan
1-month Term SOFR + 3.000% 01/30/2032	6.665%	67,119	67,161
Chrysaor Bidco SARL(c),(s)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 10/30/2031	6.669%	402,879	404,644
Citco Funding LLC(c),(s),(t)
Term Loan
3-month Term SOFR + 2.000% 01/30/2033	5.663%	1,124,835	1,126,848
Emerald 2 Ltd.(c),(s)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.250% 01/12/2032	6.950%	125,495	125,285
EP Wealth Advisors LLC(c),(s)
Term Loan
3-month Term SOFR + 3.000% 10/18/2032	6.700%	400,000	400,500
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hunter Douglas Holding BV(c),(s),(t)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 01/17/2032	6.700%	1,517,248	1,499,906
Kestra Advisor Services Holdings A, Inc.(c),(s)
Term Loan
1-month Term SOFR + 3.000% 03/22/2031	6.652%	397,853	398,449
Mariner Wealth Advisers LLC(c),(s),(t)
Term Loan
3-month Term SOFR + 2.250% 12/31/2030	5.950%	1,122,074	1,125,698
Mermaid Bidco, Inc.(c),(s)
Tranche B Term Loan
3-month Term SOFR + 3.250% 07/03/2031	6.913%	298,481	291,891
Opal US LLC(c),(s),(t)
Tranche B4 Term Loan
3-month Term SOFR + 3.000% 04/28/2032	6.700%	1,661,875	1,668,107
Trans Union LLC(c),(s),(t)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 06/24/2031	5.402%	1,500,000	1,498,980
Total			9,374,884
Other Industry 0.1%
Artera Services LLC(c),(s)
Tranche C 1st Lien Term Loan
1-month Term SOFR + 4.500% 02/15/2031	8.152%	268,747	229,386
Bach Finance Ltd.(c),(s)
1st Lien Term Loan
3-month Term SOFR + 2.250% 01/09/2032	5.921%	107,734	107,303
Brand Industrial Services, Inc.(c),(s)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	8.164%	16,333	14,127
Catawba Nation Gaming Authority(c),(s)
Tranche B Term Loan
3-month Term SOFR + 4.750% 03/29/2032	8.413%	395,464	396,998
Chariot Buyer LLC(c),(s)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/08/2032	6.402%	395,650	394,867
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dayforce Bidco LLC(c),(s)
Term Loan
3-month Term SOFR + 3.000% 02/04/2033	6.663%	809,918	763,146
LSF12 Helix Parent LLC(c),(s)
Term Loan
1-month Term SOFR + 3.500% 02/10/2033	7.152%	271,755	271,790
MRP Buyer LLC(c),(s),(t)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 06/04/2032	6.946%	142,344	142,700
Term Loan
3-month Term SOFR + 3.250% 06/04/2032	6.950%	1,116,187	1,118,977
Pinnacle Buyer LLC(c),(s),(t),(v)
Tranche B Delayed Draw Term Loan
3-month Term SOFR + 2.500% 10/01/2032	2.500%	68,548	68,824
Pinnacle Buyer LLC(c),(s)
Tranche B Term Loan
3-month Term SOFR + 2.500% 10/01/2032	6.182%	355,561	356,990
WireCo WorldGroup, Inc.(c),(s)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	7.414%	248,097	247,166
Total			4,112,274
Other REIT 0.0%
OEG Borrower LLC(c),(s)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	7.186%	54,722	54,928
Packaging 0.1%
Charter Next Generation, Inc.(c),(s)
1st Lien Term Loan
1-month Term SOFR + 2.500% 11/29/2030	6.161%	341,881	341,796
Clydesdale Acquisition Holdings, Inc.(c),(s)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	6.827%	298,053	283,656
1-month Term SOFR + 3.250% 04/01/2032	6.902%	98,969	91,537
LC Ahab US Bidco LLC(c),(s)
Term Loan
1-month Term SOFR + 2.500% 05/01/2031	6.152%	403,790	403,959
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Owens-Brockway Glass Container, Inc.(c),(s)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 09/30/2032	6.652%	401,534	395,511
ProAmpac PG Borrower LLC(c),(s)
1st Lien Term Loan
1-month Term SOFR + 4.000% 03/07/2033	7.660%	314,696	307,222
Sword Purchaser LLC(c),(s)
Term Loan
1-month Term SOFR + 4.000% 04/09/2033	7.652%	196,711	190,727
Tosca Services LLC(c),(s)
Tranche B Term Loan
3-month Term SOFR + 4.250% 11/30/2028	8.050%	253,221	240,740
Total			2,255,148
Paper 0.0%
Verde Purchaser LLC(c),(s)
Term Loan
3-month Term SOFR + 4.000% 11/30/2030	7.700%	204,908	197,960
Pharmaceuticals 0.1%
Alkermes, Inc.(c),(s)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/12/2031	6.418%	64,950	65,396
Amneal Pharmaceuticals LLC(c),(s)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/01/2032	6.652%	136,432	136,886
Dechra Pharmaceuticals Holdings Ltd.(c),(s)
Tranche B3 Term Loan
6-month Term SOFR + 2.750% 01/27/2032	6.387%	347,872	348,454
Grifols International Services Designated Activity Co.(c),(s),(t)
Tranche B Term Loan
6-month Term SOFR + 2.500% 04/14/2033	6.187%	2,037,260	2,041,253
Total			2,591,989
Property & Casualty 0.2%
Acrisure LLC(c),(s)
Tranche B6 1st Lien Term Loan
1-month Term SOFR + 3.000% 11/06/2030	6.652%	61,348	60,274
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Alliant Holdings Intermediate LLC(c),(s)
Term Loan
1-month Term SOFR + 2.500% 09/19/2031	6.152%	433,566	432,707
AmWINS Group, Inc.(c),(s),(t)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	5.652%	1,798,489	1,796,168
Broadstreet Partners Group LLC(c),(s)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/13/2031	6.152%	490,943	487,545
CRC Insurance Group LLC(c),(s)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	6.450%	243,212	241,267
HUB International Ltd.(c),(s),(t)
Term Loan
3-month Term SOFR + 2.250% 06/20/2030	5.922%	1,649,963	1,653,742
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(c),(s),(t)
Term Loan
1-month Term SOFR + 2.500% 07/31/2031	6.152%	1,693,651	1,680,475
USI, Inc.(c),(s)
Tranche D Term Loan
3-month Term SOFR + 2.250% 11/21/2029	5.950%	396,977	397,331
Total			6,749,509
Restaurants 0.0%
Dave & Buster’s, Inc.(c),(s)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	6.938%	184,035	158,787
Flynn Restaurant Group LP(c),(s)
1st Lien Term Loan
1-month Term SOFR + 3.750% 01/28/2032	7.402%	400,415	397,828
IRB Holding Corp.(c),(s)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2030	6.154%	364,760	365,614
Whatabrands LLC(c),(s)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.152%	235,727	236,050
Total			1,158,279
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.2%
Beach Acquisition Bidco LLC(c),(s)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 09/12/2032	6.950%	299,250	300,187
Belron Finance 2019 LLC(c),(s),(t)
Term Loan
3-month Term SOFR + 2.000% 10/16/2031	5.660%	2,118,650	2,127,485
Great Outdoors Group LLC(c),(s),(t)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	6.902%	1,842,089	1,851,760
Harbor Freight Tools USA, Inc.(c),(s),(t)
Term Loan
1-month Term SOFR + 2.250% 06/11/2031	5.902%	1,653,434	1,649,685
LS Group Opco Acquisition LLC/PropCo(c),(s)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 04/23/2031	6.173%	373,116	372,806
Mavis Tire Express Services Topco Corp.(c),(s)
1st Lien Term Loan
6-month Term SOFR + 3.000% 05/04/2028	6.669%	392,354	392,644
PetSmart LLC(c),(s)
Term Loan
1-month Term SOFR + 4.000% 08/18/2032	7.652%	444,629	446,021
Restoration Hardware, Inc.(c),(s)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/20/2028	6.267%	297,662	292,927
Total			7,433,515
Supermarkets 0.0%
ACP Tara Holdings, Inc.(c),(s)
Term Loan
3-month Term SOFR + 3.250% 12/15/2032	6.950%	400,068	400,668
Technology 0.5%
Access CIG LLC(c),(s)
1st Lien Term Loan
1-month Term SOFR + 4.000% 08/19/2030	7.700%	366,284	329,198
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Adeia, Inc.(b),(c),(s)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/08/2028	6.152%	198,906	198,906
Ahead DB Holdings LLC(c),(s)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 02/01/2031	6.200%	395,458	391,776
Applied Systems, Inc.(c),(s)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.250% 02/24/2031	5.950%	346,757	341,871
Ascend Learning LLC(c),(s)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.652%	730,217	717,044
athenahealth Group, Inc.(c),(s)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 02/15/2029	6.402%	293,985	292,674
Barracuda Parent LLC(c),(s)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.163%	105,239	71,593
BCPE Pequod Buyer, Inc.(c),(s)
Term Loan
1-month Term SOFR + 2.750% 11/25/2031	6.402%	358,845	354,808
Boxer Parent Co., Inc.(c),(s)
Term Loan
3-month Term SOFR + 3.000% 07/30/2031	6.673%	338,808	312,974
Calabrio, Inc.(c),(s)
Term Loan
3-month Term SOFR + 4.000% 11/26/2032	7.673%	167,071	129,794
Central Parent LLC(c),(s)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	6.950%	171,509	76,664
Clearwater Analytics LLC(c),(s)
Term Loan
1-month Term SOFR + 2.000% 04/21/2032	5.652%	398,000	397,379
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cloud Software Group, Inc.(c),(s)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 08/13/2032	6.950%	239,740	221,498
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 03/21/2031	6.950%	124,687	115,199
Cloudera, Inc.(c),(s)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	7.502%	292,366	261,487
CoreLogic, Inc.(c),(s)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	7.267%	395,601	386,823
Cornerstone OnDemand, Inc.(c),(s)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	7.517%	396,895	278,819
Cotiviti, Inc.(c),(s)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	6.415%	443,265	406,252
Darktrace Finco US LLC(c),(s)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	6.927%	384,618	360,822
DS Admiral Bidco LLC(c),(s)
Term Loan
3-month Term SOFR + 4.250% 06/26/2031	7.950%	392,341	368,801
Ellucian Holdings, Inc.(c),(s)
1st Lien Term Loan
1-month Term SOFR + 2.500% 10/09/2029	6.152%	239,117	234,463
Flash Charm, Inc.(c),(s)
2nd Lien Term Loan
3-month Term SOFR + 6.750% Floor 0.750% 03/02/2029	10.560%	251,937	160,295
Fortress Intermediate 3, Inc.(b),(c),(s)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/27/2031	6.661%	396,881	394,400
Genesys Cloud Services Holdings I LLC(c),(s)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.152%	383,450	370,317
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Icon Parent I, Inc.(c),(s)
1st Lien Term Loan
3-month Term SOFR + 2.750% 11/13/2031	6.437%	314,800	305,028
Idemia Group SAS(c),(s)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	7.950%	393,240	392,584
IGT Holding IV AB(c),(s)
Tranche B7 Term Loan
3-month Term SOFR + 3.000% 09/01/2031	6.700%	443,599	438,888
ION Platform Finance US, Inc.(c),(s)
Term Loan
3-month Term SOFR + 3.750% 10/07/2032	7.450%	369,871	293,914
KnowBe4, Inc.(c),(s)
1st Lien Term Loan
3-month Term SOFR + 3.750% 07/23/2032	7.413%	142,779	125,646
McAfee Corp.(c),(s)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.652%	294,759	259,020
Mitchell International, Inc.(c),(s)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 06/17/2031	6.652%	397,166	386,780
Nielsen Consumer, Inc.(c),(s),(t)
Term Loan
1-month Term SOFR + 2.250% 10/31/2030	5.902%	1,648,132	1,646,071
Peraton Corp.(c),(s)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	7.513%	233,624	199,249
Ping Identity Holding Corp.(c),(s)
Term Loan
1-month Term SOFR + 2.750% 11/15/2032	6.402%	236,383	233,232
PointClickCare Technologies, Inc.(c),(s)
Term Loan
3-month Term SOFR + 2.750% 11/03/2031	6.413%	198,501	198,378
Project Boost Purchaser LLC(c),(s)
1st Lien Term Loan
3-month Term SOFR + 2.750% 07/16/2031	6.450%	309,680	303,626
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Proofpoint, Inc.(c),(s)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.000% 08/31/2028	6.700%	305,697	296,398
Sanmina Corp.(b),(c),(s)
Tranche B1 Term Loan
1-month Term SOFR + 2.000% 10/27/2032	5.665%	130,586	131,075
Sovos Compliance LLC(c),(s)
1st Lien Term Loan
1-month Term SOFR + 3.250% 08/13/2029	6.902%	293,979	281,852
Storable, Inc.(c),(s)
1st Lien Term Loan
1-month Term SOFR + 3.250% 04/16/2031	6.902%	255,200	245,949
UKG, Inc.(c),(s)
1st Lien Term Loan
3-month Term SOFR + 2.500% 02/10/2031	6.163%	2,060,326	1,980,719
Viavi Solutions, Inc.(c),(s)
Term Loan
3-month Term SOFR + 2.250% 10/16/2032	6.180%	300,000	301,125
Virtusa Corp.(c),(s)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	6.902%	401,850	369,031
VS Buyer LLC(c),(s)
Term Loan
3-month Term SOFR + 2.250% 04/12/2031	5.913%	358,291	353,365
World Wide Technology Holding Co. LLC(c),(s)
Term Loan
1-month Term SOFR + 2.000% 03/01/2030	5.652%	248,125	247,919
Xplor T1 LLC(c),(s)
Term Loan
3-month Term SOFR + 3.500% 12/01/2032	7.167%	251,437	233,208
Total			16,396,914
Tobacco 0.0%
Savor Acquisition, Inc.(c),(s),(t),(v)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 02/19/2032	3.000%	34,562	34,653
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Savor Acquisition, Inc.(c),(s)
Term Loan
3-month Term SOFR + 3.000% 02/19/2032	6.663%	363,606	364,574
Total			399,227
Transportation Services 0.2%
Apple Bidco LLC(c),(s),(t)
1st Lien Term Loan
1-month Term SOFR + 2.500% 09/23/2031	6.152%	1,645,769	1,646,806
Beacon Mobility Corp.(c),(s),(t),(v)
Delayed Draw Term Loan
3-month Term SOFR + 2.750% 08/06/2030	2.750%	48,526	48,647
Beacon Mobility Corp.(c),(s),(t)
Term Loan
3-month Term SOFR + 2.750% 08/06/2030	6.450%	984,203	986,663
First Student Bidco, Inc.(c),(s),(t)
Tranche B Term Loan
3-month Term SOFR + 2.250% 08/15/2030	5.950%	1,402,152	1,402,152
Tranche C Term Loan
3-month Term SOFR + 2.250% 08/15/2030	5.950%	256,559	256,559
Student Transportation of America Holdings, Inc.(c),(s),(t)
Delayed Draw Term Loan
3-month Term SOFR + 1.750% 06/24/2032	1.375%	64,423	64,840
Tranche B Term Loan
3-month Term SOFR + 2.750% 06/24/2032	6.424%	932,523	938,547
Total			5,344,214
Wireless 0.0%
Crown Subsea Communications Holding, Inc.(c),(s),(t)
Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 01/30/2031	6.652%	1,047,000	1,053,104
Total Senior Loans (Cost $164,892,298)			163,328,631

U.S. Treasury Obligations 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
07/31/2028	1.000%	3,500,000	3,283,437
Total U.S. Treasury Obligations (Cost $3,247,392)			3,283,437

Call Option Contracts Purchased 0.1%
Value ($)
(Cost $12,311,918)	2,522,223

Put Option Contracts Purchased 0.2%

(Cost $4,987,500)	5,517,625

Money Market Funds 9.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.810%(o),(w)	289,460,340	289,344,556
Total Money Market Funds (Cost $289,331,800)		289,344,556
Total Investments in Securities (Cost: $3,489,891,555)		3,408,242,618
Other Assets & Liabilities, Net		(255,659,300)
Net Assets		3,152,583,318
At April 30, 2026, securities and/or cash totaling $38,176,966 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Schatz	2,650	06/2026	EUR	280,237,500	140,331	—
U.S. Long Bond	1,624	06/2026	USD	183,258,250	—	(7,661,933)
U.S. Treasury 10-Year Note	3,370	06/2026	USD	372,700,938	—	(6,385,810)
U.S. Treasury Ultra Bond	1,472	06/2026	USD	169,326,000	—	(4,411,828)
Total					140,331	(18,459,571)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(1,927)	06/2026	USD	(399,129,875)	3,196,070	—
U.S. Treasury 2-Year Note	(2,622)	06/2026	USD	(543,081,750)	—	(73,709)
U.S. Treasury 5-Year Note	(1,119)	06/2026	USD	(120,668,415)	1,657,905	—
U.S. Treasury Ultra 10-Year Note	(280)	06/2026	USD	(31,600,625)	896,155	—
Total					5,750,130	(73,709)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	60,000,000	60,000,000	3.50	12/01/2026	1,041,000	360,702
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	72,075,000	72,075,000	3.50	11/16/2026	1,218,068	400,478
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	150,000,000	150,000,000	3.50	06/05/2026	2,758,500	58,875
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	107,584,000	107,584,000	3.50	06/11/2026	1,775,136	58,042
30-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	30,000,000	30,000,000	3.50	10/29/2026	811,500	129,261
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	50,000,000	50,000,000	3.40	09/08/2026	492,500	194,695
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	150,000,000	150,000,000	3.50	10/08/2026	1,380,000	897,210
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	90,000,000	90,000,000	3.75	05/14/2026	1,719,000	343,755
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	115,729,831	115,729,831	3.10	07/09/2026	1,116,214	79,205
Total							12,311,918	2,522,223

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	312,500,000	312,500,000	3.40	08/05/2026	4,987,500	5,517,625

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,000,000	593,274	(2,500)	637,750	—	—	(46,976)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	7,000,000	830,583	(3,500)	1,606,482	—	—	(779,399)
CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	5,800,000	1,129,803	(2,900)	1,464,410	—	—	(337,507)
CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	1,700,000	201,713	(850)	233,988	—	—	(33,125)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	7,832,386	2,132,759	(3,917)	290,068	—	1,838,774	—
CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	1,700,000	201,713	(851)	51,731	—	149,131	—
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	979,048	266,595	(490)	51,867	—	214,238	—
CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	5,780,000	1,014,878	(2,890)	1,256,093	—	—	(244,105)
Total							6,371,318	(17,898)	5,592,389	—	2,202,143	(1,441,112)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	76.399	USD	6,853,337	(1,866,164)	3,427	—	(746,281)	—	(1,116,456)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	6.281	USD	14,000,000	(1,975,053)	7,000	—	(2,055,388)	87,335	—
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	76.399	USD	4,895,241	(1,332,974)	2,448	—	(962,134)	—	(368,392)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	76.399	USD	4,895,241	(1,332,974)	2,447	—	(745,302)	—	(585,225)
CMBX North America Index, Series 18 BBB-	Morgan Stanley	12/17/2057	3.000	Monthly	6.034	USD	17,000,000	(1,358,054)	8,501	—	(1,419,637)	70,084	—
CMBX North America Index, Series 18 BBB-	Morgan Stanley	12/17/2057	3.000	Monthly	6.034	USD	5,000,000	(399,428)	2,501	—	(448,785)	51,858	—
CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	39.215	USD	4,741,380	(1,273,536)	2,371	—	(882,025)	—	(389,140)
Total								(9,538,183)	28,695	—	(7,259,552)	209,277	(2,459,213)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America High Yield Index, Series 46	Morgan Stanley	06/20/2031	5.000	Quarterly	3.305	USD	31,000,000	1,207,885	—	—	1,207,885	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2026, the total value of these securities amounted to $1,194,116,957, which represents 37.88% of total net assets.

(b)	Valuation based on significant unobservable inputs.
(c)	Variable rate security. The interest rate shown was the current rate as of April 30, 2026.
(d)	Represents a security purchased on a when-issued basis.
(e)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of April 30, 2026 and is not reflective of the cash flow payments.

(f)	Represents a security in default.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2026.

(h)	Non-income producing investment.
(i)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2026.

(k)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2026, the total value of these securities amounted to $2,852,112, which represents 0.09% of total net assets.

(l)	Perpetual security with no specified maturity date.
(m)	Principal and interest may not be guaranteed by a governmental entity.
(n)
The Fund’s committed equity ownership interest in the joint venture is 23% of the LLC, which is not held in the form of shares. Investments into the LLC will be called from the Fund over a commitment period ending December 31, 2026. Any unfunded commitments are indicated as such.

(o)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended April 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.810%
	124,273,053	1,514,240,208	(1,349,160,025)	(8,680)	289,344,556	(948)	7,115,899	289,460,340
Itasca Park LLC
	—	14,291,000	—	(132,906)	14,158,094	—	—	—
Itasca Park LLC - Unfunded
	—	8,759,000	—	—	8,759,000	—	—	—
Total	124,273,053			(141,586)	312,261,650	(948)	7,115,899

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Notes to Portfolio of Investments (continued)
(p)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At April 30, 2026, the total market value of these securities amounted to $22,924,501, which represents 0.73% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Altice Luxembourg France SA, CVR	10/15/2025	467	27	7,407
Itasca Park LLC	09/02/2025-03/23/2026	—	14,291,000	14,158,094
Itasca Park LLC - Unfunded	07/28/2025	—	8,759,000	8,759,000
			23,050,027	22,924,501

(q)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(r)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(s)
The stated interest rate represents the weighted average interest rate at April 30, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(t)	Represents a security purchased on a forward commitment basis.
(u)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(v)
At April 30, 2026, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Beacon Mobility Corp. Delayed Draw Term Loan 08/06/2030 2.750%	13,285
Chicago US Midco III LP Delayed Draw Term Loan 11/01/2032 2.500%	55,557
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 2.750%	19,286
Pinnacle Buyer LLC Tranche B Delayed Draw Term Loan 10/01/2032 2.500%	68,548
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.000%	21,673
Salas O’Brien, Inc. Delayed Draw Term Loan 01/22/2033	8,316
Savor Acquisition, Inc. Delayed Draw Term Loan 02/19/2032 3.000%	34,562
US Fertility Enterprises LLC Delayed Draw Term Loan 12/30/2032 1.750%	27,083

(w)	The rate shown is the seven-day current annualized yield at April 30, 2026.
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
CVR	Contingent Value Rights
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Abbreviation Legend (continued)
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	335,103,711	16,400,000	351,503,711
Commercial Mortgage-Backed Securities - Non-Agency	—	18,859,358	—	18,859,358
Common Stocks
Communication Services	—	228,291	—	228,291
Industrials	134,370	—	—	134,370
Total Common Stocks	134,370	228,291	—	362,661
Convertible Bonds	—	1,396,390	—	1,396,390
Corporate Bonds & Notes	—	704,778,515	41,069	704,819,584
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Foreign Government Obligations	—	177,689,116	—	177,689,116
Joint Ventures	—	—	22,917,094	22,917,094
Residential Mortgage-Backed Securities - Agency	—	1,171,361,433	2,803,636	1,174,165,069
Residential Mortgage-Backed Securities - Non-Agency	—	492,525,756	—	492,525,756
Rights
Communication Services	—	—	7,407	7,407
Total Rights	—	—	7,407	7,407
Senior Loans	—	162,502,595	826,036	163,328,631
U.S. Treasury Obligations	—	3,283,437	—	3,283,437
Call Option Contracts Purchased	—	2,522,223	—	2,522,223
Put Option Contracts Purchased	—	5,517,625	—	5,517,625
Money Market Funds	289,344,556	—	—	289,344,556
Total Investments in Securities	289,478,926	3,075,768,450	42,995,242	3,408,242,618
Investments in Derivatives
Asset
Futures Contracts	5,890,461	—	—	5,890,461
Swap Contracts	—	3,619,305	—	3,619,305
Liability
Futures Contracts	(18,533,280)	—	—	(18,533,280)
Swap Contracts	—	(3,900,325)	—	(3,900,325)
Total	276,836,107	3,075,487,430	42,995,242	3,395,318,779
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 04/30/2025 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 04/30/2026 ($)
Asset-Backed Securities — Non-Agency	12,000,000	-	-	-	16,400,000	(12,000,000)	-	-	16,400,000
Corporate Bonds & Notes	41,069	-	-	-	-	-	-	-	41,069
Joint Ventures	-	-	-	(132,906)	23,050,000	-	-	-	22,917,094
Residential Mortgage-Backed Securities — Agency	-	(2,061)	-	(424,303)	3,230,000	-	-	-	2,803,636
Rights	-	-	-	7,379	28	-	-	-	7,407
Senior Loans	160,435	(197)	(31)	675	530,384	(38,619)	232,164	(58,775)	826,036
Total	12,201,504	(2,258)	(31)	(549,155)	43,210,412	(12,038,619)	232,164	(58,775)	42,995,242
(a) Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2026 was $(549,155), which is comprised of Joint Ventures of $(132,906), Residential Mortgage-Backed Securities - Agency of $(424,303), Rights of $7,379 and Senior Loans of $675.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable, and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments (continued)
April 30, 2026
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at April 30, 2026:
	Valuation Technique	Value ($)
Asset-Backed Securities - Non-Agency	Single Market Quotes from Broker	16,400,000
Corporate Bonds & Notes	Market Approach	41,069
Joint Ventures	Market Approach	22,917,094
Residential Mortgage-Backed Securities - Agency	Single Market Quotes from Broker	2,803,636
Rights
Communication Services	Single Market Quotes from Broker	7,407
Senior Loans	Single Market Quotes from Broker	826,036
Total		42,995,242
The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2026

Statement of Assets and Liabilities
April 30, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,160,210,337)	$3,087,941,120
Affiliated issuers (cost $312,381,800)	312,261,650
Option contracts purchased (cost $17,299,418)	8,039,848
Cash	285,855
Cash collateral held at broker for:
Swap contracts	1,600,000
TBA	870,000
Margin deposits on:
Swap contracts	2,477,773
Unrealized appreciation on swap contracts	2,411,420
Upfront payments on swap contracts	5,592,389
Receivable for:
Investments sold	14,841,048
Investments sold on a delayed delivery basis	99,470,989
Capital shares sold	93,470,818
Dividends	417,725
Interest	17,927,719
Foreign tax reclaims	16,020
Variation margin for futures contracts	1,447,916
Variation margin for swap contracts	96,199
Expense reimbursement due from Investment Manager	10,029
Prepaid expenses	4,421
Deferred compensation of board members	450,600
Total assets	3,649,633,539
Liabilities
Unrealized depreciation on swap contracts	3,900,325
Upfront receipts on swap contracts	7,259,552
Payable for:
Investments purchased	3,199,375
Investments purchased on a delayed delivery basis	465,538,824
Capital shares redeemed	3,573,827
Distributions to shareholders	11,582,751
Variation margin for futures contracts	1,039,808
Interest on forward sale commitments	28,000
Management services fees	40,121
Distribution and/or service fees	4,234
Transfer agent fees	229,246
Compensation of chief compliance officer	1
Compensation of board members	2,021
Other expenses	105,822
Deferred compensation of board members	546,314
Total liabilities	497,050,221
Net assets applicable to outstanding capital stock	$3,152,583,318
Represented by
Paid in capital	3,826,000,411
Total distributable earnings (loss)	(673,417,093)
Total - representing net assets applicable to outstanding capital stock	$3,152,583,318
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2026

Statement of Assets and Liabilities (continued)
April 30, 2026
Class A
Net assets	$519,262,822
Shares outstanding	16,992,599
Net asset value per share	$30.56
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$31.51
Class C
Net assets	$23,537,138
Shares outstanding	770,168
Net asset value per share	$30.56
Institutional Class
Net assets	$1,769,176,074
Shares outstanding	57,860,268
Net asset value per share	$30.58
Institutional 2 Class
Net assets	$290,271,573
Shares outstanding	9,511,830
Net asset value per share	$30.52
Institutional 3 Class
Net assets	$494,955,471
Shares outstanding	16,187,288
Net asset value per share	$30.58
Class R
Net assets	$2,984,285
Shares outstanding	97,621
Net asset value per share	$30.57
Class S
Net assets	$52,395,955
Shares outstanding	1,713,641
Net asset value per share	$30.58
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2026

Statement of Operations
Year Ended April 30, 2026

Net investment income
Income:
Dividends — affiliated issuers	$7,115,899
Interest	148,890,480
Interfund lending	5,653
Foreign taxes withheld	(39,050)
Total income	155,972,982
Expenses:
Management services fees	14,208,602
Distribution and/or service fees
Class A	1,328,698
Class C	238,073
Class R	17,679
Transfer agent fees
Class A	573,197
Class C	25,673
Institutional Class	1,807,420
Institutional 2 Class	127,084
Institutional 3 Class	19,088
Class R	3,814
Class S	59,666
Custodian fees	71,260
Printing and postage fees	123,520
Registration fees	188,908
Accounting services fees	55,566
Legal fees	63,399
Interest on collateral	494,539
Compensation of chief compliance officer	497
Compensation of board members	41,140
Deferred compensation of board members	24,636
Other	61,620
Total expenses	19,534,079
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(4,067,451)
Fees waived by transfer agent
Institutional 2 Class	(58,189)
Institutional 3 Class	(19,088)
Expense reduction	(924)
Total net expenses	15,388,427
Net investment income	140,584,555
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2026

Statement of Operations (continued)
Year Ended April 30, 2026
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$2,085,322
Investments — affiliated issuers	(948)
Foreign currency translations	(60,259)
Forward foreign currency exchange contracts	(96,251)
Futures contracts	9,979,337
Option contracts purchased	(12,300,058)
Option contracts written	3,036,266
Swap contracts	(356,852)
Net realized gain	2,286,557
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	19,154,825
Investments — affiliated issuers	(141,586)
Foreign currency translations	1
Forward sale commitments	299,281
Futures contracts	(21,130,381)
Option contracts purchased	(8,040,484)
Option contracts written	179,306
Swap contracts	(40,138)
Net change in unrealized appreciation (depreciation)	(9,719,176)
Net realized and unrealized loss	(7,432,619)
Net increase in net assets resulting from operations	$133,151,936
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2026

Statement of Changes in Net Assets

	Year Ended April 30, 2026	Year Ended April 30, 2025
Operations
Net investment income	$140,584,555	$139,427,105
Net realized gain (loss)	2,286,557	(14,162,158)
Net change in unrealized appreciation (depreciation)	(9,719,176)	151,398,060
Net increase in net assets resulting from operations	133,151,936	276,663,007
Distributions to shareholders
Net investment income and net realized gains
Class A	(24,313,138)	(25,547,899)
Advisor Class	—	(7,078,320)
Class C	(910,278)	(926,735)
Institutional Class	(80,885,011)	(71,362,440)
Institutional 2 Class	(11,241,883)	(10,777,915)
Institutional 3 Class	(21,894,983)	(20,565,688)
Class R	(152,976)	(204,843)
Class S	(2,668,717)	(1,895,087)
Total distributions to shareholders	(142,066,986)	(138,358,927)
Increase (decrease) in net assets from capital stock activity	414,771,049	(264,392,778)
Total increase (decrease) in net assets	405,855,999	(126,088,698)
Net assets at beginning of year	2,746,727,319	2,872,816,017
Net assets at end of year	$3,152,583,318	$2,746,727,319
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	April 30, 2026		April 30, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,665,211	51,338,398	2,044,649	62,341,516
Distributions reinvested	750,906	23,121,509	802,106	24,360,239
Shares redeemed	(3,089,583)	(95,051,142)	(3,706,065)	(112,098,708)
Net decrease	(673,466)	(20,591,235)	(859,310)	(25,396,953)
Advisor Class
Shares sold	—	—	1,077,979	32,812,769
Distributions reinvested	—	—	203,288	6,180,023
Shares redeemed	—	—	(9,833,610)	(296,370,885)
Net decrease	—	—	(8,552,343)	(257,378,093)
Class C
Shares sold	159,818	4,929,006	284,243	8,681,514
Distributions reinvested	28,470	876,735	29,105	883,965
Shares redeemed	(213,731)	(6,562,183)	(254,860)	(7,717,033)
Net increase (decrease)	(25,443)	(756,442)	58,488	1,848,446
Institutional Class
Shares sold	24,927,312	768,019,881	25,145,683	763,023,947
Distributions reinvested	2,551,518	78,626,107	2,237,931	67,997,918
Shares redeemed	(20,981,396)	(645,310,413)	(19,570,047)	(594,499,283)
Net increase	6,497,434	201,335,575	7,813,567	236,522,582
Institutional 2 Class
Shares sold	5,193,400	159,772,155	2,313,245	70,154,123
Distributions reinvested	365,409	11,240,065	355,561	10,773,622
Shares redeemed	(2,026,376)	(62,311,661)	(7,287,694)	(218,429,889)
Net increase (decrease)	3,532,433	108,700,559	(4,618,888)	(137,502,144)
Institutional 3 Class
Shares sold	7,238,829	221,965,777	6,845,148	208,756,914
Distributions reinvested	481,990	14,859,455	452,838	13,760,889
Shares redeemed	(3,383,081)	(104,239,068)	(12,024,033)	(360,817,524)
Net increase (decrease)	4,337,738	132,586,164	(4,726,047)	(138,299,721)
Class R
Shares sold	38,062	1,177,593	50,219	1,514,558
Distributions reinvested	4,863	149,790	6,593	200,022
Shares redeemed	(67,491)	(2,087,008)	(172,770)	(5,275,487)
Net decrease	(24,566)	(759,625)	(115,958)	(3,560,907)
Class S
Shares sold	138,115	4,259,403	2,501,290	77,444,042
Distributions reinvested	86,615	2,668,244	62,046	1,880,406
Shares redeemed	(411,587)	(12,671,594)	(662,838)	(19,950,436)
Net increase (decrease)	(186,857)	(5,743,947)	1,900,498	59,374,012
Total net increase (decrease)	13,457,273	414,771,049	(9,099,993)	(264,392,778)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Total Return Bond Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 4/30/2026	$30.62	1.39	(0.04)	1.35	(1.41)	—	(1.41)
Year Ended 4/30/2025	$29.08	1.43	1.53	2.96	(1.42)	—	(1.42)
Year Ended 4/30/2024	$30.70	1.46	(1.67)	(0.21)	(1.41)	—	(1.41)
Year Ended 4/30/2023	$32.85	1.24	(2.34)	(1.10)	(1.05)	—	(1.05)
Year Ended 4/30/2022	$37.76	0.91	(4.87)	(3.96)	(0.87)	(0.08)	(0.95)
Class C
Year Ended 4/30/2026	$30.62	1.16	(0.04)	1.12	(1.18)	—	(1.18)
Year Ended 4/30/2025	$29.08	1.20	1.53	2.73	(1.19)	—	(1.19)
Year Ended 4/30/2024	$30.70	1.24	(1.67)	(0.43)	(1.19)	—	(1.19)
Year Ended 4/30/2023	$32.85	1.01	(2.34)	(1.33)	(0.82)	—	(0.82)
Year Ended 4/30/2022	$37.77	0.64	(4.89)	(4.25)	(0.59)	(0.08)	(0.67)
Institutional Class
Year Ended 4/30/2026	$30.64	1.47	(0.04)	1.43	(1.49)	—	(1.49)
Year Ended 4/30/2025	$29.10	1.50	1.53	3.03	(1.49)	—	(1.49)
Year Ended 4/30/2024	$30.72	1.54	(1.68)	(0.14)	(1.48)	—	(1.48)
Year Ended 4/30/2023	$32.87	1.31	(2.33)	(1.02)	(1.13)	—	(1.13)
Year Ended 4/30/2022	$37.78	1.01	(4.87)	(3.86)	(0.97)	(0.08)	(1.05)
Institutional 2 Class
Year Ended 4/30/2026	$30.58	1.49	(0.04)	1.45	(1.51)	—	(1.51)
Year Ended 4/30/2025	$29.04	1.52	1.53	3.05	(1.51)	—	(1.51)
Year Ended 4/30/2024	$30.66	1.56	(1.68)	(0.12)	(1.50)	—	(1.50)
Year Ended 4/30/2023	$32.81	1.35	(2.35)	(1.00)	(1.15)	—	(1.15)
Year Ended 4/30/2022	$37.71	1.03	(4.86)	(3.83)	(0.99)	(0.08)	(1.07)
Institutional 3 Class
Year Ended 4/30/2026	$30.64	1.50	(0.04)	1.46	(1.52)	—	(1.52)
Year Ended 4/30/2025	$29.10	1.54	1.53	3.07	(1.53)	—	(1.53)
Year Ended 4/30/2024	$30.72	1.58	(1.68)	(0.10)	(1.52)	—	(1.52)
Year Ended 4/30/2023	$32.87	1.35	(2.33)	(0.98)	(1.17)	—	(1.17)
Year Ended 4/30/2022	$37.79	1.05	(4.88)	(3.83)	(1.01)	(0.08)	(1.09)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 4/30/2026	$30.56	4.46%	0.87% (c)	0.74% (c),(d)	4.52%	222%	$519,263
Year Ended 4/30/2025	$30.62	10.31%	0.88% (c)	0.73% (c),(d)	4.71%	229%	$540,910
Year Ended 4/30/2024	$29.08	(0.67% )	0.88% (c)	0.74% (c),(d)	4.91%	261%	$538,729
Year Ended 4/30/2023	$30.70	(3.27% )	0.90% (c)	0.75% (c),(d)	4.02%	247%	$621,570
Year Ended 4/30/2022	$32.85	(10.72% )	0.87% (c)	0.74% (c),(d)	2.48%	173%	$699,471
Class C
Year Ended 4/30/2026	$30.56	3.69%	1.62% (c)	1.49% (c),(d)	3.77%	222%	$23,537
Year Ended 4/30/2025	$30.62	9.49%	1.63% (c)	1.48% (c),(d)	3.97%	229%	$24,363
Year Ended 4/30/2024	$29.08	(1.42% )	1.64% (c)	1.49% (c),(d)	4.16%	261%	$21,438
Year Ended 4/30/2023	$30.70	(3.99% )	1.65% (c)	1.50% (c),(d)	3.28%	247%	$16,428
Year Ended 4/30/2022	$32.85	(11.42% )	1.62% (c)	1.49% (c),(d)	1.73%	173%	$16,370
Institutional Class
Year Ended 4/30/2026	$30.58	4.72%	0.62% (c)	0.49% (c),(d)	4.77%	222%	$1,769,176
Year Ended 4/30/2025	$30.64	10.58%	0.63% (c)	0.49% (c),(d)	4.96%	229%	$1,573,609
Year Ended 4/30/2024	$29.10	(0.42% )	0.63% (c)	0.49% (c),(d)	5.16%	261%	$1,267,197
Year Ended 4/30/2023	$30.72	(3.02% )	0.65% (c)	0.50% (c),(d)	4.26%	247%	$1,307,981
Year Ended 4/30/2022	$32.87	(10.49% )	0.62% (c)	0.49% (c),(d)	2.75%	173%	$1,497,858
Institutional 2 Class
Year Ended 4/30/2026	$30.52	4.81%	0.57% (c)	0.41% (c)	4.86%	222%	$290,272
Year Ended 4/30/2025	$30.58	10.67%	0.57% (c)	0.41% (c)	5.02%	229%	$182,835
Year Ended 4/30/2024	$29.04	(0.36% )	0.57% (c)	0.42% (c)	5.23%	261%	$307,789
Year Ended 4/30/2023	$30.66	(2.96% )	0.57% (c)	0.42% (c)	4.40%	247%	$274,094
Year Ended 4/30/2022	$32.81	(10.43% )	0.55% (c)	0.42% (c)	2.80%	173%	$209,091
Institutional 3 Class
Year Ended 4/30/2026	$30.58	4.84%	0.52% (c)	0.38% (c)	4.88%	222%	$494,955
Year Ended 4/30/2025	$30.64	10.70%	0.52% (c)	0.38% (c)	5.06%	229%	$363,044
Year Ended 4/30/2024	$29.10	(0.31% )	0.52% (c)	0.38% (c)	5.28%	261%	$482,334
Year Ended 4/30/2023	$30.72	(2.90% )	0.52% (c)	0.37% (c)	4.38%	247%	$313,215
Year Ended 4/30/2022	$32.87	(10.41% )	0.50% (c)	0.37% (c)	2.85%	173%	$405,759
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 4/30/2026	$30.63	1.31	(0.04)	1.27	(1.33)	—	(1.33)
Year Ended 4/30/2025	$29.09	1.35	1.53	2.88	(1.34)	—	(1.34)
Year Ended 4/30/2024	$30.71	1.39	(1.68)	(0.29)	(1.33)	—	(1.33)
Year Ended 4/30/2023	$32.87	1.15	(2.33)	(1.18)	(0.98)	—	(0.98)
Year Ended 4/30/2022	$37.78	0.82	(4.87)	(4.05)	(0.78)	(0.08)	(0.86)
Class S
Year Ended 4/30/2026	$30.64	1.47	(0.04)	1.43	(1.49)	—	(1.49)
Year Ended 4/30/2025(e)	$31.43	0.88	(0.81)(f)	0.07	(0.86)	—	(0.86)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	4/30/2026	4/30/2025	4/30/2024	4/30/2023	4/30/2022
Class A	0.02%	0.02%	0.01%	0.01%	less than 0.01%
Class C	0.02%	0.02%	0.01%	0.01%	less than 0.01%
Institutional Class	0.02%	0.02%	0.01%	0.01%	less than 0.01%
Institutional 2 Class	0.02%	0.02%	0.01%	0.01%	less than 0.01%
Institutional 3 Class	0.02%	0.02%	0.01%	0.01%	less than 0.01%
Class R	0.02%	0.02%	0.01%	0.01%	less than 0.01%
Class S	0.02%	0.02%	—%	—%	—%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(f)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Total Return Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 4/30/2026	$30.57	4.20%	1.12% (c)	0.99% (c),(d)	4.26%	222%	$2,984
Year Ended 4/30/2025	$30.63	10.04%	1.13% (c)	0.98% (c),(d)	4.45%	229%	$3,743
Year Ended 4/30/2024	$29.09	(0.92% )	1.13% (c)	0.99% (c),(d)	4.68%	261%	$6,928
Year Ended 4/30/2023	$30.71	(3.54% )	1.15% (c)	1.00% (c),(d)	3.75%	247%	$5,052
Year Ended 4/30/2022	$32.87	(10.94% )	1.12% (c)	0.99% (c),(d)	2.24%	173%	$6,352
Class S
Year Ended 4/30/2026	$30.58	4.72%	0.62% (c)	0.49% (c),(d)	4.77%	222%	$52,396
Year Ended 4/30/2025 (e)	$30.64	0.30%	0.64% (c)	0.49% (c)	5.12%	229%	$58,224
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund  | 2026

Notes to Financial Statements
April 30, 2026
Note 1. Organization
Columbia Total Return Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Columbia Total Return Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Columbia Total Return Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in

Columbia Total Return Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Columbia Total Return Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Columbia Total Return Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the option is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the
Columbia Total Return Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Total Return Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at April 30, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	3,619,305 *
Credit risk	Upfront payments on swap contracts	5,592,389
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	5,890,461 *
Interest rate risk	Investments, at value — Option contracts purchased	8,039,848
Total		23,142,003

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	3,900,325 *
Credit risk	Upfront receipts on swap contracts	7,259,552
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	18,533,280 *
Total		29,693,157

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended April 30, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(356,852)	(356,852)
Foreign exchange risk	(96,251)	—	—	—	—	(96,251)
Interest rate risk	—	9,979,337	(12,300,058)	3,036,266	—	715,545
Total	(96,251)	9,979,337	(12,300,058)	3,036,266	(356,852)	262,442

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(40,138)	(40,138)
Interest rate risk	(21,130,381)	(8,040,484)	179,306	—	(28,991,559)
Total	(21,130,381)	(8,040,484)	179,306	(40,138)	(29,031,697)
Columbia Total Return Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended April 30, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,257,503,133
Futures contracts — short	714,970,177
Credit default swap contracts — buy protection	61,653,962
Credit default swap contracts — sell protection	49,503,778

Derivative instrument	Average value ($)
Option contracts purchased	11,927,958
Option contracts written	(196,214)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	65,673	(71,377)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased on a delayed delivery basis. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Columbia Total Return Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Joint venture
Long Run Partners (LRP) and the Fund, along with certain other affiliated funds, are members of Itasca Park LLC, a joint venture formed as a Delaware limited liability company that is not consolidated by any member for financial reporting purposes. Investments into Itasca Park LLC will be called from the members over a commitment period to end on December 31, 2026 (Commitment Period). All portfolio and other material decisions regarding Itasca Park LLC must be submitted to Itasca Park LLC’s board of directors which is comprised of two LRP representatives and one representative for each of the affiliated investing funds. Because management of Itasca Park LLC is shared between LRP and the other members, the Fund does not believe it controls Itasca Park LLC for purposes of the Investment Company Act or otherwise. The Fund does not consider this non-consolidated investment as a significant subsidiary under Regulation S-X Rules 3-09 and 4-08(g).
The Fund has made a commitment of $23,050,000 to Itasca Park LLC of which $14,291,000 has been funded and $8,759,000 remains unfunded for the year ended April 30, 2026.
Funded investments in non-consolidated joint ventures are stated at fair value. Unfunded investments are stated at cost with a corresponding liability for securities purchased on a delayed delivery basis. The Fund’s ownership interests are valued based on the Fund’s ownership interest in Itasca Park LLC and the fair value of the underlying loans and residential mortgages, using the same techniques as described within this Note. Any other factors, such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions, and capital call obligations are also considered.
Distributions to the Fund are not expected during the Commitment Period. During the Commitment Period, all available cash will be used to aggregate additional loans. Upon completion of the Commitment Period, available cash will be distributed first based on pro-rata equity ownership in Itasca Park LLC until all capital contributions have been returned then as income and gain distributions. Itasca Park LLC will return capital within 48 months of the completion of the Commitment Period with two, 12-month extension options.
Columbia Total Return Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of April 30, 2026:
	Citi(a)	Citi(a)	Goldman Sachs International	JPMorgan	Morgan Stanley(a)	Morgan Stanley(a)	Total
Assets
Centrally cleared credit default swap contracts(b)	$-	-	-	-	-	96,199	96,199
Call option contracts purchased	1,452,607	-	400,478	-	669,138	-	2,522,223
Put option contracts purchased	-	-	-	-	5,517,625	-	5,517,625
OTC credit default swap contracts (c)	-	3,708,642	321,323	2,329,704	1,644,140	-	8,003,809
Total Assets	1,452,607	3,708,642	721,801	2,329,704	7,830,903	96,199	16,139,856
Liabilities
OTC credit default swap contracts(c)	-	3,026,619	2,088,513	2,661,053	3,383,692	-	11,159,877
Total Financial and Derivative Net Assets	1,452,607	682,023	(1,366,712)	(331,349)	4,447,211	96,199	4,979,979
Total collateral received (pledged) (d)	1,452,607	682,023	(1,350,000)	(250,000)	4,447,211	-	4,981,841
Net Amount(e)	$-	-	(16,712)	(81,349)	-	96,199	(1,862)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.

Columbia Total Return Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Columbia Total Return Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The effective management services fee rate for the year ended April 30, 2026 was 0.48% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

Columbia Total Return Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective through August 31, 2026, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.03% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the year ended April 30, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.03
Institutional 3 Class	0.00
Class R	0.11
Class S	0.11
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended April 30, 2026, these minimum account balance fees reduced total expenses of the Fund by $924.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Columbia Total Return Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended April 30, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.50 - 1.00 (a)	185,954
Class C	—	1.00 (b)	4,648

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through August 31, 2026 (%)
Class A	0.74
Class C	1.49
Institutional Class	0.49
Institutional 2 Class	0.41
Institutional 3 Class	0.38
Class R	0.99
Class S	0.49
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective through August 31, 2026, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.03% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, swap investments, tax straddles, investments in partnerships and/or grantor trusts, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred

Columbia Total Return Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
compensation, distributions and foreign currency transactions.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
582,132	(582,132)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended April 30, 2026			Year Ended April 30, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
142,066,986	—	142,066,986	138,358,927	—	138,358,927
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At April 30, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
13,519,194	—	(585,263,947)	(89,543,274)
At April 30, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
3,483,194,890	42,335,954	(131,879,228)	(89,543,274)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended April 30, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(242,499,596)	(342,764,351)	(585,263,947)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Total Return Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $7,079,585,713 and $7,023,983,099, respectively, for the year ended April 30, 2026, of which $5,577,500,671 and $5,590,482,557, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended April 30, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	8,720,000	4.62	5
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at April 30, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate

Columbia Total Return Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended April 30, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At April 30, 2026, affiliated shareholders of record owned 50.3% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Total Return Bond Fund  | 2026

Notes to Financial Statements (continued)
April 30, 2026
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe these proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Total Return Bond Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Total Return Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Total Return Bond Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of April 30, 2026, the related statement of operations for the year ended April 30, 2026, the statement of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent, issuer of a privately offered security, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
June 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Total Return Bond Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended April 30, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Section 163(j) Interest Dividends
99.18%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.

Columbia Total Return Bond Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Total Return Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN166_(06/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

For the Columbia Large Cap Index Fund and Columbia Small Cap Index Fund, Columbia Management Investment Advisers, LLC, the funds’ investment advisor, is responsible for bearing expenses associated with the Independent Trustees’ compensation pursuant to the management fee arrangement with each Fund. Refer to the Registrant’s financial statements included on Item 7 of this Form N-CSR for further detail.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR. attached hereto as Exhibit 99.CODE ETH.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Series Trust I

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	June 22, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	June 22, 2026